Thornburg Investment Management

SUPPLEMENT DATED SEPTEMBER 10, 2008 TO THORNBURG FUNDS PROSPECTUS DATED FEBRUARY 1, 2008, THORNBURG FUNDS INSTITUTIONAL CLASS SHARES PROSPECTUS DATED FEBRUARY 1, 2008, AS REVISED JULY 22, 2008, AND THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS DATED FEBRUARY 1, 2008

Effective September 10, 2008, Brian Summers is no longer a co-portfolio manager of Thornburg International Growth Fund. Accordingly, the biography of Mr. Summers is hereby removed from the section entitled "Fund Portfolio Managers" in each of the following: the Thornburg Funds Prospectus dated February 1, 2008; the Thornburg Funds Institutional Class Shares Prospectus dated February 1, 2008, as revised July 22, 2008; and the Thornburg Funds Retirement Plan Shares Prospectus dated February 1, 2008.


                   Statement of Additional Information
                                   for
                   Thornburg Limited Term Municipal Fund
             Thornburg California Limited Term Municipal Fund
                   Thornburg Intermediate Municipal Fund
              Thornburg New Mexico Intermediate Municipal Fund
               Thornburg New York Intermediate Municipal Fund
               Thornburg Limited Term U.S. Government Fund
                   Thornburg Limited Term Income Fund
                          Thornburg Value Fund
                    Thornburg International Value Fund
                       Thornburg Core Growth Fund
                 Thornburg Investment Income Builder Fund
                   Thornburg Global Opportunities Fund
                   Thornburg International Growth Fund

                    119 East Marcy Street, Suite 202
                       Santa Fe, New Mexico 87501

     Thornburg Limited Term Municipal Fund ("Limited Term National Fund"), Thornburg California Limited Term Municipal Fund ("Limited Term California Fund"), Thornburg Intermediate Municipal Fund ("Intermediate National Fund"), Thornburg New Mexico Intermediate Municipal Fund ("Intermediate New Mexico Fund"), Thornburg New York Intermediate Municipal Fund ("Intermediate New York Fund"), Thornburg Limited Term U.S. Government Fund ("Government Fund"), Thornburg Limited Term Income Fund ("Income Fund"), Thornburg Value Fund ("Value Fund"), Thornburg International Value Fund ("International Value Fund"), Thornburg Core Growth Fund ("Growth Fund"), Thornburg Investment Income Builder Fund ("Income Builder Fund"), Thornburg Global Opportunities Fund ("Global Opportunities Fund"), and Thornburg International Growth Fund ("International Growth Fund") are investment portfolios established by Thornburg Investment Trust (the "Trust"). Prior to February 1, 2002, Thornburg International Value Fund was "Thornburg Global Value Fund." This Statement of Additional Information relates to the investments made or proposed to be made by the Funds, investment policies governing the Funds, the Funds' management, and other issues of interest to a prospective purchaser of Class A, Class B, Class C or Class D shares offered by the Funds.

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' "Thornburg Funds" Prospectus dated February 1, 2008, as supplemented September 10, 2008. A copy of the Prospectus and the most recent Annual and Semiannual Reports for each of the Funds may be obtained at no charge by writing to the distributor of the Funds' shares, Thornburg Securities Corporation, at 119 East Marcy Street, Santa Fe, New Mexico 87501. The audited financial statements contained in the Annual Reports to Shareholders for each of the Funds for the fiscal year ended September 30, 2007 are incorporated herein by reference. This Statement of Additional Information is incorporated by reference into the Funds' "Thornburg Funds" Prospectus.

     Prior to October 1, 1995, the Trust's name was "Thornburg Income
Trust."

     The date of this Statement of Additional Information is February 1, 2008, as revised September 10, 2008.



TABLE OF CONTENTS

ORGANIZATION OF THE FUNDS. . . . . . . . . . . . . . . . . . . __

INVESTMENT POLICIES. . . . . . . . . . . . . . . . . . . . . . __
MUNICIPAL FUNDS. . . . . . . . . . . . . . . . . . . . . . . . __
  Fund Investments-In General  . . . . . . . . . . . . . . . . __
  Municipal Obligations. . . . . . . . . . . . . . . . . . . . __
  Ratings. . . . . . . . . . . . . . . . . . . . . . . . . . . __
  Temporary Investments. . . . . . . . . . . . . . . . . . . . __
  Repurchase Agreements. . . . . . . . . . . . . . . . . . . . __
  U.S. Government Obligations. . . . . . . . . . . . . . . . . __
  Special Risks Affecting Limited Term California Fund . . . . __
  Special Risks Affecting Intermediate New Mexico Fund . . . . __
  Special Risks Affecting Intermediate New York Fund . . . . . __

GOVERNMENT FUND and INCOME FUND. . . . . . . . . . . . . . . . __
  Determining Portfolio Average Maturity -
    Government Fund and Income Fund. . . . . . . . . . . . . . __
  Purchase of Certificates of Deposit
    Government Fund and Income Fund. . . . . . . . . . . . . . __
  Mortgage-Backed Securities and Mortgage Pass-
    Through Securities - Government Fund and Income Fund . . . __ Other Mortgage-Backed Securities - Government Fund and
    Income Fund . . . . . . . . . . . . . . . . . . . . . . .  __
  Other Asset-Backed Securities - Income Fund  . . . . . . . . __
  Collateralized Mortgage Obligations ("CMOs") - Government
    Fund and Income Fund . . . . . . . . . . . . . . . . . . . __
  FHLMC Collateralized Mortgage Obligations - Government Fund
    and Income Fund                                            __
  Other Structured Finance Arrangements - Income Fund. . . . . __
  Repurchase Agreements-Government Fund and Income Fund. . . . __
  When-Issued Securities-Government Fund and Income Fund . . . __ Reverse Repurchase Agreements-Government Fund and
   Income Fund . . . . . . . . . . . . . . . . . . . . . . . . __
  Dollar Roll Transactions-Government Fund and Income Fund . . __
  Securities Lending - Government Fund and Income Fund . . . . __
  Other Investment Strategies-Income Fund. . . . . . . . . . . __
  General Characteristics of Options-Income Fund . . . . . . . __
  General Characteristics of Futures-Income Fund . . . . . . . __
  Options on Securities Indices and Other Financial
   Indices - Income Fund . . . . . . . . . . . . . . . . . . . __
  Currency Transactions-Income Fund. . . . . . . . . . . . . . __
  Risks of Currency Transactions-Income Fund . . . . . . . . . __
  Combined Transactions-Income Fund. . . . . . . . . . . . . . __
  Swaps, Caps, Floors and Collars-Income Fund. . . . . . . . . __
  Eurodollar Instruments-Income Fund . . . . . . . . . . . . . __
  Risks of Strategic Transactions Outside
    the United States-Income Fund. . . . . . . . . . . . . . . __
  Use of Segregated and Other Special Accounts-Income Fund . . __
  Foreign Investments-Income Fund. . . . . . . . . . . . . . . __

VALUE FUND, INTERNATIONAL VALUE FUND, GROWTH FUND,
   INCOME BUILDER FUND, GLOBAL OPPORTUNITIES FUND, AND
   INTERNATIONAL GROWTH FUND . . . . . . . . . . . . . . . . . __
  Illiquid Investments - Equity Funds. . . . . . . . .. .. . . __
  Restricted Securities - Equity Funds. . . . . . .  . . . . . __
  Swaps, Caps, Floors, Collars - Equity Funds. . . . . . . . . __
  Indexed Securities - Equity Funds. . . . . . .  . . . .. . . __
  Repurchase Agreements - Equity Funds. . . . . . . . . .. . . __
  Reverse Repurchase Agreements - Equity Funds. .  . . . .. .  __
  Securities Lending - Equity Funds. . . . . . .  . . . . . .  __
  Lower-Quality Debt Obligations - Equity Funds. . . .  . . .  __
  Foreign Investments - Equity Funds. . . . . . .  . .. . .  . __
  Foreign Currency Transactions - Equity Funds. .  . .  . .. . __
  Limitations on Futures and Options Transactions -
   Equity Funds. .  . . . . . . . . . . .  . .  . .. .  . . .  __
  Mortgage-Backed Securities and Mortgage Pass-
    Through Securities - Equity Funds . . . . . . . . .  . . . __
  Other Mortgage-Backed Securities - Equity Funds . . . . . .  __
  Other Asset-Backed Securities - Equity Funds . . . . . . . . __
  Collateralized Mortgage Obligations ("CMOs") - Equity
    Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . __
  FHLMC Collateralized Mortgage Obligations - Equity Funds . . __
  Other Structured Finance Arrangements - Equity Funds . . . . __
  REITs and Other Real Estate-Related Instruments -
    Equity Funds. . . . . . . . . . . . . . . . . . . . . . .  __
  Futures Contracts - Equity Funds. . . . . . .  . . . . . . . __
  Futures Margin Payments - Equity Funds. . . .. . .   ... . . __
  Purchasing Put and Call Options - Equity Funds.. . . . . . . __
  Writing Put and Call Options - Equity Funds.. . . . .  . . . __
  Combined Positions - Equity Funds. . . . . . . . . . . . . . __
  Correlations of Price Changes - Equity Funds.. . . . . . . . __
  Liquidity of Options and Futures Contracts - Equity Funds. . __
  OTC Options - Equity Funds . . . . .. . . . . . . . . . . .  __
  Option and Futures Relating to Foreign Currencies -
   Equity Funds . . . . .. . . . . . . . . . . . . . . . . . . __
  Asset Coverage for Futures and Options Positions -
   Equity Funds . . . . . .. . . . . . . . . . . . . . . . . . __
  Structured Notes - Equity Funds . . . . . . . . . . . . . .  __
  Zero Coupon Bonds and "Stripped" Securities - Equity Funds . __
  Short Sales - Equity Funds . . . . .. . . . . . . . . . .  . __

COMMODITY FUTURES TRADING REGISTRATION EXEMPTION . . . . . . . __

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . __
  Investment Limitations-Limited Term National Fund and
   Limited Term California Fund. . . . . . . . . . . . . . . . __
  Investment Limitations-Intermediate National Fund,
   Intermediate New Mexico Fund and Intermediate New York
   Fund . . . . . . . . . . . . . . . . . . . . . . . . .. ..  __
  Investment Limitations-Government Fund. . . . . . . . . . .  __
  Investment Limitations-Income Fund. . . . . . . . . . . . .  __
  Investment Limitations-Value Fund, International Value
   Fund, Growth Fund, Income Builder Fund, Global Opportunities
   Fund and International Growth Fund . . . . . . . . . . . .  __

YIELD AND RETURN COMPUTATION . . . . . . . . . . . . . . . . . __
  Performance and Portfolio Information . . . . . . . . . .  . __

REPRESENTATIVE PERFORMANCE INFORMATION . . . . . . . . . . . . __
  Representative Performance Information-
    Limited Term National Fund (Class A and Class C Shares). . __ Representative Performance Information-
   Limited Term California Fund (Class A and Class C Shares) . __ Representative Performance Information-Intermediate
    National Fund (Class A and Class C Shares) . . . . . . . . __
  Representative Performance Information-Intermediate
    New Mexico Fund (Class A and Class D Shares) . . . . . .   __
  Representative Performance Information-Intermediate
    New York Fund (Class A Shares) . . . . . . . . . . . . . . __
  Representative Performance Information-
    Government Fund (Class A, Class B and Class C Shares). . . __ Representative Performance Information-Income
    Fund (Class A and Class C Shares). . . . . . . . . . . . . __
  Representative Performance Information-Value
    Fund (Class A, Class B and Class C Shares) . . . . . . . . __
  Representative Performance Information-
    International Value Fund (Class A, Class B and
    Class C Shares). . . . . . . . . . . . . . . . . . . . . . __
  Representative Performance Information
    Growth Fund (Class A and Class C Shares) . . . . . . . . . __
  Representative Performance Information
    Income Builder Fund (Class A and Class C Shares) . . . . . __
  Representative Performance Information
    Global Opportunities Fund (Class A and Class C Shares) . . __ Representative Performance Information
    International Growth Fund (Class A and Class C Shares). .  __

ADDITIONAL MATTERS RESPECTING TAXES . . . . . . . . .  . . . . __
  Election by the Funds-Subchapter M . . . . . . . . . . . . . __
  Backup Withholding . . . . . . . . . . . . . . . . . . . . . __
  Distributions by Investment Companies-In General . . . . . . __
  Municipal Funds-Income Dividends . . . . . . . . . . . . . . __
  Foreign Currency Transactions. . . . . . . . . . . . . . . . __
  Foreign Withholding Taxes. . . . . . . . . . . . . . . . . . __
  Redemptions or Other Dispositions of Shares. . . . . . . . . __

DISTRIBUTIONS AND SHAREHOLDER ACCOUNTS  . . . . . . . . . .  . __

INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENT, AND
  ADMINISTRATIVE SERVICES AGREEMENT . . . . . . . . . . . .  . __
  Investment Advisory Agreement. . . . . . . . . . . . . . . . __
  Proxy Voting Policies. . . . . . . . . . . . . . . . . . . . __
  Administrative Services Agreement. . . . . . . . . . . . . . __

SERVICE AND DISTRIBUTION PLANS . . . . . . . . . . . . . . . . __
  Service Plans - All Classes . . . . . . . .. . . . .. .. . . __
  Class B Distribution Plan . . . . . . . . . . . .. . . .  .  __
  Class C and Class D Distribution Plan . . . .  . .. .. . . . __
  Amounts Paid Under Rule 12b-1 Plans and Agreements . . . . . __

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . __
  Portfolio Turnover Rates . . . . . . . . . . . . . . . . . . __

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS INFORMATION. . . . __
  Selective Disclosure of Nonpublic Holdings Information . . . __
  Making Holdings Information Publicly Available.. . . . . . . __

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . __
  Committees of the Trustees. . . . . . . . .  . . . . . . . . __
  Compensation of the Trustees. . . .. . . . . . . . . . . . . __
  Certain Ownership Interests of Trustees . . . . . . . . . . .__
  Personal Securities Transactions of Personnel . . . . . . . .__

INFORMATION ABOUT PORTFOLIO MANAGERS . . . . . . . . . . . . . __
  Portfolio Manager Compensation. . .. . . . . . . . . . . . . __
  Conflicts of Interest. . . . . . . . . . . . . . . . . . . . __
  Accounts Managed by Portfolio Managers . . . . . . . . . . . __
  Portfolio Managers' Ownership of Shares in the Funds . . . . __

PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . __
  Limited Term National Fund . . . . . . . . . . . . . . . . . __
  Limited Term California Fund . . . . . . . . . . . . . . . . __
  Intermediate National Fund . . . . . . . . . . . . . . . . . __
  Intermediate New Mexico Fund . . . . . . . . . . . . . . . . __
  Intermediate New York Fund . . . . . . . . . . . . . . . . . __
  Government Fund. . . . . . . . . . . . . . . . . . . . . . . __
  Income Fund. . . . . . . . . . . . . . . . . . . . . . . . . __
  Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . __
  International Value Fund . . . . . . . . . . . . . . . . . . __
  Growth Fund. . . . . . . . . . . . . . . . . . . . . . . . . __
  Income Builder Fund. . . . . . . . . . . . . . . . . . . . . __
  Global Opportunities Fund. . . . . . . . . . . . . . . . . . __
  International Growth Fund. . . . . . . . . . . . . . . . . . __

NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . . __

DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . __

ADDITIONAL INFORMATION RESPECTING
PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . __
  Waivers of CDSCs on Redemptions of Class B Shares . . . . .  __
  Share Class Conversion within Certain Fee-Based Accounts . . __
  Moving Between Share Classes . . . . . . . . . . . . . . . . __

BUSINESS CONTINUITY PLAN . . . . . . . . . . . . . . . . . . . __

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. . . . . . . . . __


ORGANIZATION OF THE FUNDS

     Limited Term National Fund, Limited Term California Fund, Intermediate Municipal Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund are diversified series and Intermediate New Mexico Fund and Intermediate New York Fund are nondiversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized on June 3, 1987 as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trust currently has 14 active Funds, 13 of which are described in this Statement of Additional Information. The Trustees are authorized to divide the Trust's shares into additional series and classes.

     Limited Term National Fund and Limited Term California Fund were formed on December 8, 2003 to serve as the vehicles for acquisition of substantially all of the assets, respectively, of Thornburg Limited Term Municipal Fund National Portfolio and Thornburg Limited Term Municipal Fund California Portfolio (together, the "predecessor funds"), investment portfolios of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation organized in 1984 as a diversified open-end management investment company ("Thornburg LTMF"). The Board of Directors of Thornburg LTMF determined in December of 2003 that the best interests of Thornburg LTMF's shareholders would be served by combining its two funds with the Funds then offered by the Trust. This transaction, herein sometimes referred to as the "reorganization," was consummated on June 21, 2004 when each of the Funds of Thornburg LTMF transferred substantially all of its respective assets to Limited Term National Fund and Limited Term California Fund. Each of Limited Term National Fund and Limited Term California Fund have investment objectives and policies identical to those of its predecessor fund, and each of those Funds is managed under an investment management agreement which is substantially identical to the agreement under which its predecessor fund was managed. The Funds commenced a continuous offering of their shares to the public upon the completion of the reorganization. Financial information in this Statement of Additional Information for Limited Term National Fund and Limited Term California Fund pertains to the predecessor funds for periods before the reorganization.

     The assets received for the issue or sale of shares of each Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund are segregated on the books of account, and are charged with the liabilities with respect to that Fund and with a share of the general expense of the Trust. Expenses with respect to the Trust are allocated in proportion to the asset value of the respective series and classes of the Trust except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, determine which expenses are allocable to a given Fund, or generally allocable to all of the Funds of the Trust. In the event of the dissolution or liquidation of the Trust, shareholders of each Fund are entitled to receive the underlying assets of that Fund which are available for distribution.

     Each of the Funds may in the future, rather than invest in securities generally, seek to achieve its investment objectives by pooling its assets with assets of other funds for investment in another investment company having the same investment objective and substantially similar investment policies and restrictions as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce cost. It is expected that any such investment company would be managed by Thornburg Investment Management, Inc. ("Thornburg") in a manner substantially similar to the corresponding Fund. Shareholders of each Fund would receive prior written notice of any such investment, but may not be entitled to vote on the action. Such an investment would be made only if at least a majority of the Trustees of the Fund determined it to be in the best interest of the participating Fund and its shareholders.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Thornburg believes that, in view of the above, the risk of personal liability to shareholders is remote.

     Each Fund may hold special shareholder meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental investment policies, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Each Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative rights or preemptive rights.

     State Street Bank and Trust, Boston, Massachusetts, is custodian of the assets of the Funds. The Custodian is responsible for the safekeeping of the Funds' assets and the appointment of subcustodian banks and clearing agencies. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds.

                               INVESTMENT POLICIES

MUNICIPAL FUNDS

     Limited Term National Fund, Limited Term California Fund, Intermediate National Fund, Intermediate New Mexico Fund, and Intermediate New York Fund are sometimes referred to in this Statement of Additional Information as the "Municipal Funds." The primary investment objective of each of the Municipal Funds is to seek as high a level of current investment income exempt from individual federal income tax as is consistent, in the view of the Funds' investment advisor, with the preservation of capital. In addition, Limited Term California Fund seeks exemption of its income dividends from California state individual income taxes, Intermediate New Mexico Fund seeks exemption of its income dividends from New Mexico state individual income taxes, and Intermediate New York Fund seeks exemption of its income dividends from New York state and New York city individual income taxes. The objective of preserving capital may preclude the Municipal Funds from obtaining the highest possible yields.

     Limited Term National Fund and Limited Term California Fund each will maintain a portfolio having a dollar-weighted average maturity of normally less than five years, with the objective of reducing fluctuations in its net asset value relative to municipal bond portfolios with longer average maturities while expecting lower yields than those received on portfolios with longer average maturities. Intermediate National Fund, Intermediate New Mexico Fund, and Intermediate New York Fund each will maintain a portfolio having a dollar-weighted average maturity of normally three to ten years, with the objective of reducing fluctuations in net asset value relative to long-term municipal bond portfolios. The Intermediate Funds may receive lower yields than those received on long-term bond portfolios, while seeking higher yields and expecting higher share price volatility than the Limited Term Funds.

     The following discussion supplements the disclosures in the Thornburg Funds Prospectus respecting the Municipal Funds' investment policies, techniques and investment limitations.

Fund Investments - In General
-----------------------------
     Each Municipal Fund's assets will normally consist of (1) municipal obligations or participation interests therein that are rated at the time of purchase within the four highest grades Aaa, Aa, A, Baa by Moody's Investors Service ("Moody's"), or AAA, AA, A, BBB by Standard & Poor's Corporation ("S&P") or Fitch Investors Service ("Fitch"), (2) municipal obligations or participation interests therein that are not rated by a rating agency, but are issued by obligors that have other comparable debt obligations that are rated within the four highest grades by Moody's, S&P or Fitch, or in the case of obligors whose obligations are unrated, are deemed by Thornburg to be comparable with issuers having such debt ratings, and (3) a small amount of cash or equivalents. In normal conditions, the Municipal Funds will hold cash pending investment in portfolio securities or anticipated redemption requirements. For an explanation of these ratings, please see "Ratings," below. To the extent that unrated municipal obligations may be less liquid, there may be somewhat greater risk in purchasing unrated municipal obligations than in purchasing comparable, rated municipal obligations. If a Fund experienced unexpected net redemptions, it could be forced to sell such unrated municipal obligations at disadvantageous prices without regard to the obligations' investment merits, depressing the Fund's net asset value and possibly reducing the Fund's overall investment performance.

     Except to the extent that the Municipal Funds are invested in temporary investments for defensive purposes, each Municipal Fund will, under normal conditions, invest 100% of its assets in municipal obligations and normally will not invest less than 80% of its assets in municipal obligations. This 80% policy is a fundamental investment policy of each of the Municipal Funds and may be changed only with the approval of a majority of the outstanding voting securities of a given series of the Fund. Under normal conditions each of the single state Municipal Funds invests 100% of its assets in obligations originating in the state having the same name as the Fund or issued by United States territories or possessions, and as a matter of fundamental policy, invests 80% of its assets in municipal obligations (i) exempt from regular individual federal income tax and exempt from individual income tax in the state having the same name as the Fund, and (ii) originating in the state having the same name as the Fund.

     In applying the percentage investment restrictions described in the preceding paragraph and in the third and fourth paragraphs following, the term "assets" means net assets of the Fund plus the amount of any borrowings for investment purposes.

     The ability of the Municipal Funds to achieve their investment objectives is dependent upon the continuing ability of issuers of municipal obligations in which the Funds invest to meet their obligations for the payment of interest and principal when due. In addition to using information provided by the rating agencies, Thornburg will subject each issue under consideration for investment to its own credit analysis in an effort to assess each issuer's financial soundness. This analysis is performed on a continuing basis for all issues held by the Municipal Funds. Thornburg subjects each issue under consideration for investment to the same or similar credit analysis that Thornburg applies to rated issues.

     Credit ratings are helpful in evaluating bonds, but are relevant primarily to the safety of principal and interest payments under the bonds. These ratings do not reflect the risk that market values of bonds will fluctuate with changes in interest rates. Additionally, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events subsequent to initial ratings. Thornburg reviews data respecting the issuers of the Municipal Funds' portfolio assets on an ongoing basis, and may dispose of portfolio securities upon a change in ratings or adverse events not reflected in ratings.

     Each of the Municipal Funds has reserved the right to invest up to 20% of its assets in "temporary investments" in taxable securities (of comparable quality to the above tax-exempt investments) that would produce interest not exempt from federal or state income tax. See "Temporary Investments" below.

     No Municipal Fund will purchase securities if, as a result, more than 25% of the Fund's total assets would be invested in any one industry. However, this restriction will not apply to purchase of (i) securities of the United States Government and its agencies, instrumentalities and authorities, or (ii) tax exempt securities issued by other governments or political subdivisions, because these issuers are not considered to be members of any industry. This restriction may not be changed as to any Municipal Fund unless approved by a majority of the outstanding shares of the Fund.

     The Municipal Funds' investment objectives and policies, unless otherwise specified, are not fundamental policies and may be changed without shareholder approval.

Municipal Obligations
---------------------
     Municipal obligations include debt and lease obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the procurement of funds for general operating expenses and the procurement of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Municipal obligations have also been issued to finance single-family mortgage loans and to finance student loans. Such obligations are included within the term "municipal obligations" for this discussion if the interest paid thereon is exempt from federal income tax.

     The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source. Industrial development bonds are in most cases revenue bonds and are generally not secured by the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of municipal obligations, both within a particular classification and between classifications, depending on numerous factors.

     The Municipal Funds may invest in a variety of types of municipal obligations, including but not limited to bonds, notes (such as tax anticipation and revenue anticipation notes), commercial paper and variable rate demand instruments. Variable rate demand instruments are municipal obligations or participations therein, either publicly underwritten and traded or privately purchased, that provide for a periodic adjustment of the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal amount and accrued interest upon not more than seven days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Such letters of credit, guarantees or insurance will be considered in determining whether a municipal obligation meets a Fund's investment criteria. The issuer of a variable rate demand instrument may have the corresponding right to prepay the principal amount prior to maturity.

     The Municipal Funds also may purchase fixed rate municipal demand instruments either in the public market or privately. Such instruments may provide for periodic adjustment of the interest rate paid to the holder. The "demand" feature permits the holder to demand payment of principal and interest prior to the instrument's final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument. In some cases these demand instruments may be in the form of units, each of which consists of (i) a municipal obligation and (ii) a separate put option entitling the holder to sell to the issuer of such option the municipal obligation in the unit, or an equal aggregate principal amount of another municipal obligation of the same issuer, issue and maturity as the municipal obligation, at a fixed price on specified dates during the term of the put option. In those cases, each unit taken as a whole will be considered a municipal obligation, based upon an accompanying opinion of counsel. A Fund will invest in a fixed rate municipal demand instrument only if the instrument or the associated letter of credit, guarantee or insurance is rated within the three highest grades of a nationally recognized rating agency, or, if unrated, is deemed by Thornburg to be of comparable quality with issues having such debt ratings. The credit quality of such investments will be determined on a continuing basis by Thornburg for Municipal Funds under the supervision of the Trustees of the Trust.

     A Municipal Fund also may purchase and sell municipal obligations offered on a "when-issued" or "delayed delivery" basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. When-issued transactions normally settle within 30-45 days. On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than the purchase price. At the time a Fund makes the commitment to purchase a municipal obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. That Fund also will maintain in a segregated account with State Street Bank & Trust Co., the Fund's custodian, liquid assets at least equal in value to commitments for when-issued or delayed delivery securities. Such assets will be marked to the market daily, and will be used specifically for the settlement of when-issued or delayed delivery commitments. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that each Fund will purchase such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt.

     The Municipal Funds may at times invest in municipal obligations, including lease revenue bonds and certificates of participation, which provide the Funds with a proportionate interest in payments made by the governmental issuer on an underlying municipal lease. Although municipal lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, these lease obligations are typically backed by the municipality's covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include "non-appropriation" clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. While the lease obligation might be secured by the leased property, it might be difficult for a Fund to dispose of the leased property in case of a default by the governmental lessee. In addition, some municipal lease obligations may be less liquid than other debt obligations, making it difficult for a Fund to sell the obligation at an acceptable price.

     In seeking to reduce the special risks associated with investment by the Municipal Funds in municipal lease obligations, Thornburg will consider: (i) whether the underlying lease can be canceled (ii) whether the nature of the leased equipment or property is such that its ownership or use is deemed essential to a governmental function of the governmental lessee (e.g., the potential for an "event of nonappropropriation"); (iii) in cases where the obligation gives a Fund a secured interest in the underlying equipment, whether that equipment has elements of portability or use that enhance its marketability in the event of a default by the governmental lessee; (iv) whether the governmental issuer's general credit is adequate; and (v) such other factors concerning credit quality or the Funds' legal recourse in the event of a default by the governmental issuer as Thornburg may deem relevant. Thornburg will also evaluate the liquidity of each municipal lease obligation upon its acquisition and periodically while it is held based upon various factors, including: (i) the frequency of trades and quotes for the obligation; (ii) the number of dealers who will buy or sell the obligation and the potential buyers for the obligation; (iii) the willingness of dealers to make a market for the obligation; (iv) the nature and timing of marketplace trades; and (v) such other factors concerning the trading market as Thornburg may deem relevant.

     No Municipal Fund will invest in illiquid securities if, as a result of the investment, more than 10% of its net assets will be invested in illiquid securities. For purposes of this limitation, "illiquid securities" shall be deemed to include (1) municipal lease obligations subject to non-appropriation risk where the underlying municipal lease is not rated (at the time the obligation is purchased by the Fund) within the four highest grades by Moody's or S&P and is not subject to a remarketing agreement (or not currently subject to remarketing, pursuant to the conditions of any such agreement then in effect, with a responsible remarketing party, deemed by Thornburg to be capable of performing its obligations), (2) repurchase agreements maturing in more than seven days,
(3) securities which the Funds are restricted from selling to the public without registration under the Securities Act of 1933, and (4) other securities or participations not considered readily marketable by the Funds. Notwithstanding the statement in (1) above, a municipal lease obligation with non-appropriation risk will not be deemed to be illiquid solely because the underlying municipal lease is unrated if Thornburg determines that the obligation is readily marketable because it is backed by an irrevocable bank letter of credit or an insurance policy.

     In January 2006, the Kentucky Court of Appeals ruled in Davis v. Department of Revenue that Kentucky's exemption from state income tax of interest paid on its own state bonds unlawfully discriminated against interstate commerce in violation of the United States Constitution because Kentucky did not extend a similar tax exemption to bonds issued by other states. In May 2007, the Supreme Court agreed to review the Davis decision. Oral arguments were held before the Supreme Court on November 5, 2007, and the Court is expected to issue a ruling in the first half of 2008. If the Supreme Court affirms the Davis decision, the tax-exempt treatment that other states afford to their state and local bonds could also be deemed unconstitutional. If this occurs, states would be forced to revisit the way in which they treat the interest on their municipal obligations, either by declaring that interest to be taxable or by applying the tax-exemption to municipal obligations issued by all states. Such changes may affect both the market value of municipal obligations and the value of mutual funds which hold those obligations. Such changes may also compel the Funds' Trustees to reevaluate the investment objectives and policies of Limited Term California Fund, Intermediate New Mexico Fund and Intermediate New York Fund and to submit possible changes in the structure of those Funds for the approval of their respective shareholders.

     From time to time, proposals have also been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. These proposals, if enacted, may have the effect of reducing the availability of investments for the Funds. Moreover, the value of the Funds' portfolios may be adversely affected. The Funds could be compelled to reevaluate their investment objectives and policies and submit possible changes in the structure of the Funds for the approval of their respective shareholders.

     The yields on municipal obligations are dependent on a variety of factors, including the condition of the general market and the municipal obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. See "Ratings." It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields, while municipal obligations of the same maturity and coupon with different ratings may have the same yield. The market value of outstanding municipal obligations will vary with changes in prevailing interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments. Such variations in market value of municipal obligations held in a Fund's portfolio arising from these or other factors will cause changes in the net asset value of the Fund's shares.

Ratings
-------
     Tax-Exempt Bonds. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Tax-exempt bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to tax-exempt bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated tax-exempt bonds. The Aaa and Aa rated tax-exempt bonds comprise what are generally known as "high grade bonds." Tax-exempt bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated tax-exempt bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Tax-exempt bonds rated Baa are considered "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such tax-exempt bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The foregoing ratings are sometimes presented in parentheses preceded with "Con." indicating the bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes the probable credit status upon completion of construction or elimination of the basis of the condition.

     The four highest ratings of S&P and Fitch for tax-exempt bonds are AAA, AA, A, and BBB. Tax-exempt bonds rated AAA bear the highest rating assigned by S&P and Fitch to a debt obligation and indicate an extremely strong capacity to pay principal and interest. Tax-exempt bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating, which is the lowest "investment grade" security rating by S&P or Fitch, indicates an adequate capacity to pay principal and interest. Whereas BBB rated municipal obligations normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, the completion.

     Municipal Notes. The ratings of Moody's for municipal notes are MIG 1, MIG 2, MIG 3 and MIG 4. Notes bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the designation MIG 2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group. Notes bearing the designation of MIG 3 are judged to be of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely
to be less well established.   Notes bearing the designation MIG 4 are
judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

     The S&P ratings for municipal notes are SP-1+, SP-1, SP-2 and SP-3. Notes bearing an SP-1+ rating are judged to possess overwhelming safety characteristics, with either a strong or very strong capacity to pay principal and interest. Notes rated SP-1 are judged to have either a strong or very strong capacity to pay principal and interest but lack the overwhelming safety characteristics of notes rated SP-1+. Notes bearing an SP-2 rating are judged to have a satisfactory capacity to pay principal and interest, and notes rated SP-3 are judged to have a speculative capacity to pay principal and interest.

     Tax-Exempt Demand Bonds. The rating agencies may assign dual ratings to all long term debt issues that have as part of their provisions a demand or multiple redemption feature. The first rating addresses the likelihood of repayment of principal and interest as due and the second rating addresses only the demand feature. The long term debt rating symbols are used for bonds to denote the long term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For newer "demand notes" maturing in 3 years or less, the respective note rating symbols, combined with the commercial paper symbols, are used (for example. "SP-1+/A-1+").

     Commercial Paper. The ratings of Moody's for issuers of commercial paper are Prime-1, Prime-2 and Prime-3. Issuers rated Prime-1 are judged to have superior ability for repayment which is normally evidenced by (i) leading market positions in well established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structures with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 are judged to have a strong capacity for repayment which is normally evidenced by many of the characteristics cited under the discussion of issuers rated Prime-1 but to a lesser degree. Earnings trends, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Adequate liquidity is maintained. Issuers rated Prime-3 are judged to have an acceptable capacity for repayment. The effect of industry characteristics and market composition may be more pronounced.
Variability of earnings and profitability may result in changes in the level of debt-protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     The ratings of S&P for commercial paper are A (which is further delineated by Categories A-1+, A-1, A-2 and A-3), B, C and D. Commercial paper rated A is judged to have the greatest capacity for timely payment. Commercial paper rated A-1+ is judged to possess overwhelming safety characteristics. Commercial paper rated A-1 is judged to possess an overwhelming or very strong degree of safety. Commercial paper rated A-2 is judged to have a strong capacity for payment although the relative degree of safety is not as high as for paper rated A-1. Commercial paper rated A-3 is judged to have a satisfactory capacity for timely payment but is deemed to be somewhat more vulnerable to the adverse changes in circumstances than paper carrying the higher ratings. Commercial paper rated B is judged to have an adequate capacity for timely payment but such capacity may be impaired by changing conditions or short-term adversities.

Temporary Investments
---------------------
     Each Municipal Fund has reserved the right to invest up to 20% of its assets in "temporary investments" in taxable securities that would produce interest not exempt from federal income tax. See "Taxes." Such temporary investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. These investments are limited to the following short-term, fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States government or its agencies, instrumentalities or authorities; (ii) prime commercial paper within the two highest ratings of Moody's or S&P; (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to the foregoing types of securities. Repurchase agreements will be entered into only with dealers, domestic banks or recognized financial institutions that in the investment advisor's opinion represent minimal credit risk. Investments in repurchase agreements are limited to 5% of a Fund's net assets. See the next paragraph respecting repurchase agreements. In addition, temporary taxable investments may exceed 20% of a Fund's assets when made for defensive purposes during periods of abnormal market conditions.

Repurchase Agreements
---------------------
     Each Municipal Fund may enter into repurchase agreements with respect to taxable securities constituting "temporary investments" in its portfolio. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of
purchase.   The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. No Municipal Fund will enter into a repurchase agreement if, as a result, more than 5% of the value of its net assets would then be invested in repurchase agreements.

     The Funds may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

     For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the security subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the security purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

U.S. Government Obligations
---------------------------
     Each Municipal Fund's temporary investments in taxable securities may include obligations of the U.S. government. These include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government and established under the authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and the Federal National Mortgage Association. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Special Risks Affecting Limited Term California Fund
----------------------------------------------------
     Limited Term California Fund invests primarily in municipal obligations originating in the state of California. For this reason an investment in Limited Term California Fund may be riskier than an investment in Limited Term National Fund, which buys debt obligations from throughout the U.S. Prospective investors should consider the risks inherent in the investment concentration of Limited Term California Fund before investing.

     California has a population of 37.4 million, the largest of the 50 states. Its economy is among the largest in the world when compared with other countries. The predominant industry, more than twice as large as the next largest, is agriculture (including fruit, vegetables, dairy, nuts, and wine). This is followed by aerospace, television, movies, light manufacturing, including computer hardware and software, and mining. Although the state's manufacturing sector has continued to contract over time, the state's service sector has expanded.

     California's economic expansion slowed in 2006 and 2007 in response to both the declining market for residential real estate and soaring fuel prices. After rising through 2005, property values in California started to decline in 2006, and sharply declined in 2007 as mortgage delinquencies and home foreclosures escalated. Overall, the state's housing sector turned down more sharply in 2006 and 2007 than has the national housing sector.

     At the close of fiscal year 2006-07, California had about $4 billion in reserves ("rainy day funds"). The state maintains two rainy day funds, the Budget Stabilization Account ("BSA") and the Reserve for Economic Uncertainties ("REU"). At the close of the 2006-07 fiscal year, the BSA measured $472 million and the REU measured $3.6 billion.

     In September 2007 the state government enacted a 2007-08 budget that calls for $145 billion in expenditures, comprised of a $102 billion general fund, $29 billion in special funds, and $14 billion in bond funds. The budget projects $4.1 billion in reserves at fiscal year end. However, many of the budget solutions are of a one-time nature, and projections after this fiscal year call for operating shortfalls in 2008-09 and 2009-10.

     According to data from the Federation of Tax Administrators, an organization of state tax officials, California state and local tax collections reached $146.6 billion in 2005. As a percent of personal income, state and local revenue absorbed 17% of personal income, which ranked 18th in the nation. California's reliance on various forms of taxation is typical of the average state. In 2005 approximately 29% of state and local tax revenue was from personal income tax, 28% from sales tax, 23% from property tax, 6% from corporate income tax, and 16% from other sources.

     According to data from the Tax Foundation, an independent organization, California's per capital personal income was $43,338 in 2006, and the per capital tax burden was $4,965. The combined state and local tax burden was 11.5% of personal income, ranking 12th highest in the U.S.

     According to data from the California Legislative Analyst's Office, outstanding bonds in 2007 totaled $56.9 billion. In addition, the state estimates the value of its other post-employment employee health care benefits obligation at $48 billion.

Special Risks Affecting Intermediate New Mexico Fund
----------------------------------------------------
     Intermediate New Mexico Fund invests primarily in municipal obligations originating in New Mexico. For this reason an investment in Intermediate New Mexico Fund may be riskier than an investment in Intermediate National Fund, which buys debt obligations from throughout the United States. Prospective investors should consider the risks inherent in the investment concentration of Intermediate New Mexico Fund before investing.

     New Mexico has a population of 1.9 million, which is growing at a modest pace. Major industries in New Mexico are oil and gas production, semiconductor manufacturing, tourism, arts and crafts, agriculture, government, manufacturing, and mining. Many New Mexicans derive much of their income from mineral extraction. The state produces uranium ore, manganese ore, potash, salt, perlite, copper ore, beryllium, and tin concentrates. Natural gas, oil, and coal are also extracted.

     Major federally funded scientific research facilities at Los Alamos, Albuquerque, and White Sands are also important parts of the state economy and limit the state's exposure to local and national economic cycles. Potential future economic vulnerabilities for the state include declines in mineral extraction, declines in oil and gas prices, possible budget decreases at federally funded laboratories, and a possible general slowdown in the state's economy.

     In fiscal year 2007, the state recorded general fund revenue of $5.7 billion and finished the year with reserves of $519 million. The 2008 state general fund budget projects $5.8 billion in revenue and ending reserves of $575 million.

     Total tax-supported debt in New Mexico is $1.9 billion, which ranks No. 29 among the 50 states. In addition, in 2007 the state estimated it has a $4.1 billion obligation for other post-employment benefits, which will cover non-pension retirement benefits for state employees.

     According to data from the Federation of Tax Administrators, an organization of state tax officials, in 2005 New Mexico state and local tax collections reached $6.07 billion. As a percent of personal income, state and local revenue absorbed 19% of personal income, which ranked 4th
highest in the nation.   New Mexico's reliance on various forms of
taxation for state and local revenue is fairly typical of the average state, except that oil and gas severance taxes provide a substantial source. In 2005, 14% of New Mexico's tax collections came from property taxes, 35% came from sales tax, 18% came from individual income tax, 4% came from corporate income tax, and 28% came from other sources such as oil and gas severance tax.

     According to data from the Tax Foundation, an independent organization, New Mexico's per capita personal income was $33,163 in 2006, and the per capita tax burden was $3,251. The combined state and local tax burden was 9.8% of personal income, ranking 40th highest in the U.S.

Special Risks Affecting Intermediate New York Fund
--------------------------------------------------
     Intermediate New York Fund invests primarily in municipal obligations originating within the state of New York. For this reason, an investment in Intermediate New York Fund may be riskier than an investment in Intermediate National Fund, which buys debt obligations from throughout the U.S. Prospective investors should consider the risks inherent in the investment concentration of Intermediate New York Fund before investing.

     New York has a population of 19.3 million, third largest in the U.S. New York City dominates the economy of the state. It is a leading center of banking, finance, communications, insurance, and real estate in the U.S. Tourism is a major source of economic activity. The state is a major agricultural producer, particularly in dairy, cattle and other livestock, vegetables, nursery stock, and apples. Its industrial outputs are printing and publishing, scientific instruments, electronic equipment, machinery, and chemicals.

     Although the state's manufacturing sector has continued to contract over time, the state's service sector has expanded. Finance, insurance, and real estate are particularly important to the state's economy. The state is heavily dependent on economic activity in New York City. Unlike many other parts of the U.S., property values in New York City continued to rise through 2006 and 2007.

     In fiscal year 2007, the state recorded general fund revenues of $51.4 billion, disbursements of $51.6 billion, and finished the year with $3.1 billion in reserves. The 2008 state general fund budget projects a balance budget with revenue and spending of $53.7 billion. The state's entire budget, which includes special operating funds, was $112.8 billion in 2007 and is projected to grow to $117.3 billion in 2008.

     According to data from the Federation of Tax Administrators, an organization of state tax officials, in 2005 New York state and local tax collections reached $111.1 billion. As a percent of national income, state and local tax revenue absorbed 19.5% of personal income, which ranked 3rd in the U.S. New York's reliance on various forms of taxation is typical of the average state. In 2005 approximately 31% of tax revenue was from property tax, 19% was from sales tax, 31% was from individual income tax, 6% from corporate income tax, and 13% from other sources.

     According to data from the Tax Foundation, an independent organization, New York's per capita personal income was $47,176 in 2006, and the per capita tax burden was $6,522. The combined state and local tax burden was 13.8% of personal income, ranking 3rd highest in the U.S.

     According to data from New York's Office of the State Comptroller, state funded debt is $51 billion. In addition, the state estimates the value of its other post-employment employee benefits obligation at $47 billion.

GOVERNMENT FUND and INCOME FUND

     Government Fund and Income Fund each has the primary investment goal of providing, through investment in a professionally managed portfolio of fixed income obligations, as high a level of current income as is consistent, in the investment advisor's view, with safety of capital. Government Fund will seek to achieve its primary investment goal by investing primarily in obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities and in participations in such obligations or in repurchase agreements secured by such obligations. Income Fund will seek to achieve its primary goal by investing primarily in investment grade short and intermediate maturity bonds and asset backed securities such as mortgage backed securities and collateralized mortgage obligations. Income Fund also may invest in other securities, and utilize other investment strategies to hedge market risks, manage cash positions or to enhance potential gain. Additionally, each of the Funds has the secondary goal of reducing fluctuations in its net asset value compared to longer term portfolios, and will pursue this goal by investing in obligations with an expected dollar-weighted average maturity of normally less than five years. There is no assurance that the Funds will achieve their respective goals.

     The following discussion supplements the disclosures in the Funds' Prospectus respecting Government Fund's and Income Fund's investment policies, techniques and investment limitations.

Determining Portfolio Average Maturity - Government Fund and Income Fund
------------------------------------------------------------------------
     For purposes of each Fund's investment policy, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features (such as put or demand features) or a variable rate of interest which, in the judgment of Thornburg, will result in the instrument being valued in the market as though it has an earlier maturity.

     In addition, each Fund may estimate the expected maturities of certain securities it purchases in connection with achieving its investment objectives. Certain obligations such as Treasury Bills and Notes have stated maturities. However, certain obligations a Fund may acquire, such as GNMA certificates, are interests in pools of mortgages or other loans having varying maturities.

     Due to prepayments of the underlying mortgage instruments or other loans, such asset-backed securities do not have a known actual maturity (the stated maturity date of collateralized mortgage obligations is, in effect, the maximum maturity date). In order to determine whether such a security is a permissible investment for a Fund (and assuming the security otherwise qualifies for purchase by the Fund), the security's remaining term will be deemed equivalent to the estimated average life of the underlying mortgages at the time of purchase of the security by the Fund. Average life will be estimated by the Fund based on Thornburg's evaluation of likely prepayment rates after taking into account current interest rates, current conditions in the relevant housing markets and such other factors as it deems appropriate. There can be no assurance that the average life as estimated will be the actual average life.

     For example, the mortgage instruments in the pools underlying mortgage-backed securities have original maturities ranging from 8 to 40 years. The maximum original maturity of the mortgage instruments underlying such a security may, in some cases, be as short as 12 years. The average life of such a security at the time of purchase by a Fund is likely to be substantially less than the maximum original maturity of the mortgage instruments underlying the security because of prepayments of the mortgage instruments, the passage of time from the issuance of the security until its purchase by a Fund and, in some cases, the wide dispersion of the original maturity dates of the underlying mortgage instruments.

     Certain securities which have variable or floating interest rates or demand or put features may nonetheless be deemed to have remaining actual lives which are less than their stated nominal lives. In addition, certain asset-backed securities which have variable or floating interest rates may be deemed to have remaining lives which are less than the stated maturity dates of the underlying mortgages.

Purchase of Certificates of Deposit - Government Fund and Income Fund
---------------------------------------------------------------------
     In addition to the other securities each Fund may purchase, each Fund is authorized to purchase bank certificates of deposit under certain circumstances. The Government Fund may under certain market conditions invest up to 20% of its assets in (i) time certificates of deposit maturing in one year or less after the date of acquisition which are issued by United States banks having assets of $1,000,000,000 or more, and
(ii) time certificates of deposit insured as to principal by the Federal Deposit Insurance Corporation. If any certificate of deposit (whether or not insured in whole or in part) is nonnegotiable, and it matures in more than seven days, it will be considered illiquid, and subject to the Government Fund's fundamental investment restriction that no more than 10% of the Fund's net assets will be placed in illiquid investments.

     Income Fund may invest in certificates of deposit of large domestic and foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of one billion U.S. dollars), including foreign branches of domestic banks, and certificates of deposit of smaller banks as described below. Although the Income Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign banks or foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks. (See "Foreign Securities" below). The Income Fund may also invest in certificates of deposit issued by banks and savings and loan institutions which had at the time of their most recent annual financial statements total assets of less than one billion dollars, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more that $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks.

Mortgage-Backed Securities and Mortgage Pass-Through Securities -
  Government Fund and Income Fund
---------------------------------------------------------------
     If otherwise consistent with its investment restrictions and the Prospectus, each Fund may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. A Fund also may invest in debt obligations which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations - Government Fund and
Income Fund"), and in other types of mortgage-related securities.

     A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate or return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment might tend to limit to some degree the increase in net asset value of the Fund because the value of some mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt obligations. During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed securities will decline.

     Interests in pools of mortgage-backed securities differ from other forms of debt obligations, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or insurer of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, or upon refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Such pools may be purchased by Income Fund, but will not be purchased by Government Fund. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets Income Fund's investment quality standards. There can be no assurance that the private insurer or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
Income Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, Thornburg determines that the securities meet Income Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Other Mortgage-Backed Securities - Government Fund and Income Fund
------------------------------------------------------------------
     Thornburg expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. Neither Government Fund nor Income Fund will purchase mortgage-backed securities or any other assets which, in the opinion of Thornburg, are illiquid and exceed, as a percentage of the Fund's assets, the percentage limitations on the Fund's investment in securities which are not readily marketable, as discussed below. Thornburg will, consistent with the Funds' respective investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities - Income Fund
-------------------------------------------
     The securitization techniques used to develop mortgage-backed securities are also applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in structures similar to the CMO pattern (see "Other Structured Finance Arrangements - Income Fund" below). If otherwise consistent with the Income Fund's investment objectives and policies, Income Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     One example of this type of asset-backed security is a Certificate of Automobile Receivables ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interests on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities may present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of bankruptcy laws and of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool assets, to ensure that the receipt of payment on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. Income Fund, as a possible purchaser of such securities, will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     Income Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of the residual will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

     The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a Fund holding these securities to dispose of the securities.

Collateralized Mortgage Obligations ("CMOs") - Government Fund and
Income Fund
------------------------------------------------------------------
     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against unanticipated early return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     The market for some CMOs may be less liquid than other debt obligations, making it difficult for a Fund to value its investment in the CMO or sell the CMO at an acceptable price.

FHLMC Collateralized Mortgage Obligations - Government Fund and
  Income Fund
---------------------------------------------------------------
     FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies or defaults.

Other Structured Finance Arrangements - Income Fund
---------------------------------------------------
     Collateralized mortgage obligations, described above, are a type of structured finance arrangement. Income Fund may also invest in other types of structured finance arrangements, including collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. A CBO is a trust or other special purpose entity ("SPE") which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unstructured loans, and subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. CMOs, CBOs, CLOs and other similarly structured securities are sometimes referred to generally as collateralized debt obligations ("CDOs").

     The cashflows from a CDO's trust or SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche, which bears the first loss from defaults from the bonds or loans in the trust or SPE and serves to protect the other, more senior tranches from defaults (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade.
Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults, and/or investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (i.e., in the form of obligations of the same type, rather than cash), which involves continued exposure to default risk with respect to such payments.

     Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect the Fund against the risk of loss on default of the collateral. Certain CDOs may use derivative contracts, such as credit default swaps, to create "synthetic" exposure to assets rather than holding such assets directly, which entails the risk of derivative instruments described elsewhere in this Statement of Additional Information. See, e.g., "Swaps, Caps, Floors and Collars - Income Fund." CDOs may charge management fees and administrative expenses, which are in addition to those of the Fund. The Fund will not invest in CDOs that are managed by Thornburg or its affiliates.

     The risks of investment in a CDO depend largely on the type of collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. However, an active dealer market may exist for CDOs, which may allow a CDO to qualify for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities described elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the qualify of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO's manager may perform poorly.

Repurchase Agreements - Government Fund and Income Fund
-------------------------------------------------------
     In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of
purchase.   The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

     The Funds may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

     For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the security purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When-Issued Securities - Government Fund and Income Fund
--------------------------------------------------------
     Government Fund or Income Fund each may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. To the extent that assets of a Fund are not invested prior to the settlement of a purchase of securities, the Fund will earn no income; however, it is intended that each Fund will be fully invested to the extent practicable and subject to the Fund's investment policies. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that each Fund will purchase such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or
less than the purchase price.   Neither Fund believes that its net asset
value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. Each Fund will maintain in a segregated account liquid assets at least equal in value to commitments for when-issued or forward delivery securities. Such assets will be marked to the market daily, and will be used specifically for the settlement of when-issued or forward delivery commitments.

Reverse Repurchase Agreements - Government Fund and Income Fund
----------------------------------------------------------------
     In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. Neither Government Fund nor Income Fund will enter into any such transaction if, as a result, more than 5% of the Fund's total assets would then be subject to reverse repurchase agreements. See the "Investment Restrictions" applicable to each Fund, below. Such transactions may increase fluctuations in the market value of the Funds' assets and may be viewed as a form of leverage.

Dollar Roll Transactions - Government Fund and Income Fund
----------------------------------------------------------
     Government Fund and Income Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The selling Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

     Dollar rolls are treated for purposes of the 1940 Act as borrowings of the Fund entering into the transaction because they involve the sale of a security coupled with an agreement to repurchase, and are subject to the investment restrictions applicable to any borrowings made by the Fund. Like all borrowings, a dollar roll involves costs to the borrowing Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

     Dollar rolls involve potential risks of loss to the selling Fund which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Securities Lending - Government Fund and Income Fund
----------------------------------------------------
     Each Fund may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Funds to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Thornburg to be of good standing. Furthermore, they will only be made if, in Thornburg's judgment, the consideration to be earned from such loans would justify the risk.

     Thornburg understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Other Investment Strategies - Income Fund
-----------------------------------------
     Income Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity market movements), to manage the effective maturity or duration of fixed-income securities or portfolios, or to enhance potential gain. Such strategies are used by many mutual funds and other institutional investors. Techniques and instruments may change over time as new investments and strategies are developed or regulatory changes occur.

     In the course of pursuing these investment strategies, Income Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial futures, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for Income Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.
Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for purposes not related to bona fide hedging or risk management. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables, including market conditions. The ability of Income Fund to utilize these Strategic Transactions successfully will depend on Thornburg's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

     Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent Thornburg's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to Income Fund, force the sales of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options - Income Fund
------------------------------------------------
     Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument as to which the options relate. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Income Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, Income Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An American-style put or call option may be exercised at any time during the option period while a European-style put or call options may be exercised only upon expiration or during a fixed period prior thereto. Income Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

     With certain exceptions, OCC and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, to the extent the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     Income Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits;
(iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("counterparties") through direct bilateral agreement with the counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are set by negotiation of the parties. Income Fund will only enter into OTC options that have a buy-back provision permitting the Fund to require the counterparty to buy back the option at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with Income Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, Thornburg must assess the creditworthiness of each counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Income Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank in New York as "primary dealers," broker dealers, domestic or foreign banks or other financial institutions which have received a short-term credit rating of "A-1" from Standard & Poor's Corporation or "P-1" from Moody's Investor Services or have been determined by Thornburg to have an equivalent credit rating. The staff of the SEC currently takes the position that the amount of Income Fund's obligation pursuant to an OTC option is illiquid, and is subject to the Income Fund's limitation on investing no more than 15% its assets in illiquid instruments.

     If Income Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

     Income Fund may purchase and sell call options on U.S. Treasury and agency securities, foreign sovereign debt, mortgage-backed securities, corporate debt obligations, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets and related futures on such securities other than futures on individual corporate debt and individual equity securities. All calls sold by the Fund must be "covered" or must meet the asset segregation requirements described below as long as the call is outstanding (i.e., the Fund must own the securities or futures contract subject to the call). Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security and may require the Fund to hold a security which it might otherwise have sold.

     Income Fund may purchase and sell put options that relate to U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt obligations, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio) or futures on such securities other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under its hedging, duration management, risk management, and other Strategic Transactions other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures - Income Fund
------------------------------------------------
     Income Fund may purchase and sell financial futures contracts or purchase put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract.

     Income Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 5% of the face amount of the contract, but may be higher in some circumstances. Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position will be offset prior to settlement and that delivery will not occur.

     Income Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in computing the 5% limit. The segregation requirements with respect to futures and options thereon are described below.

Options on Securities Indices and Other Financial Indices - Income Fund
-----------------------------------------------------------------------
     Income Fund also may purchase and sell call and put options on securities indices and other financial indices and, in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.
Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement (i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions - Income Fund
-----------------------------------
     Income Fund may engage in currency transactions with counterparties in order to hedge the value of currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below.

     Income Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transactions hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     Income Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended to wholly or partially offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency other than with respect to proxy hedging as described below.

     Income Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, Income Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. Hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions - Income Fund
--------------------------------------------
     Currency transactions are subject to risks different from other transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to Income Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available.
Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's economy.

Combined Transactions - Income Fund
-----------------------------------
     Income Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and any combination of futures, options and currency transactions ("combined" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of Thornburg, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Thornburg's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the goal.

Swaps, Caps, Floors and Collars - Income Fund
---------------------------------------------
     Among the Strategic Transactions into which Income Fund may enter are swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Income Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Swaps involve the exchange by the Fund and another party of their respective commitments to pay or receive cash flows. Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating rate payments. An interest rate swap is an agreement between two parties to exchange payments over a specified period of time that are based on specified interest rates and a notional amount. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A credit default swap is an agreement to transfer the credit exposure of fixed income securities between parties. The seller in a credit default swap contract is required to pay the buyer the par (or other agreed-upon value) of a referenced debt obligation in the event that a third party, such as a corporate issuer, defaults on the debt obligation. In return, the buyer receives from the seller a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the buyer keeps the stream of payments and has no payment obligations to the seller. An interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. An interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor if the specified interest rate index decreases below the level of the floor. An interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. Purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     Income Fund may enter into swaps, caps, floors or collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the investment advisor and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into the transaction, the unsecured long term debt rating of the counterparty combined with any credit enhancements, satisfies credit criteria established by the Trust's trustees. If there is a default by the counterparty or if the counterparty's creditworthiness declines, the Fund will likely have contractual remedies pursuant to the agreements related to the transaction, but the value of the swap or other agreement likely would decline, potentially resulting in losses. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation is less highly developed and, accordingly, they may be less liquid than swaps.

Eurodollar Instruments - Income Fund
------------------------------------
     Income Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in the LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the United States - Income Fund
-----------------------------------------------------------------------
     When constructed outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in Income Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts - Income Fund
----------------------------------------------------------
     Some transactions which the Income Fund may enter into, including many Strategic Transactions, require that Income Fund segregate liquid high grade debt assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. Transactions which require segregation include reverse repurchase agreements, dollar rolls, undertakings by the Fund to purchase when-issued securities, the Fund's sales of put or call options, the Fund's sales of futures contracts, currency hedging transactions (including forward currency contracts, currency futures and currency swaps) and swaps, floors and collars to the extent of the Fund's uncovered obligation under the transaction. In general, the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or an amount of cash or liquid high grade debt obligations at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities without additional consideration or to segregate liquid high-grade assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade debt assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price.

     Except when Income Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations, or to segregate liquid high grade debt assets equal to the amount of the Fund's obligation.

     OTC options entered into by Income Fund, including those on securities, currency, financial instruments or indices, OCC issued and exchange listed index options, swaps, caps, floors and collars will generally provide for cash settlement. As a result, with respect to these instruments the Fund will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a put, or the in-the-money amount in the case of a call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. Other OCC issued and exchange listed options sold by the Fund, other than those above, generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, if any, will be treated the same as other options settling with physical delivery.

     In the case of a futures contract or an option thereon, Income Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, or high grade liquid debt instruments.

     With respect to swaps, Income Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

     Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Income Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required. If it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

     The Income Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. See "Taxes."

Foreign Investments - Income Fund
---------------------------------
     Income Fund may invest in securities of foreign issuers. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. It may be more difficult to obtain and enforce a judgment against a foreign issuer. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises, and securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Thornburg will be able to anticipate these potential events or counter their effects.

VALUE FUND, INTERNATIONAL VALUE FUND, GROWTH FUND, INCOME BUILDER FUND, GLOBAL OPPORTUNITIES FUND and INTERNATIONAL GROWTH FUND
----------------------------------------------------------------------
     Value Fund and International Value Fund each seeks long term capital appreciation by investing in equity and debt securities of all types. Growth Fund and International Growth Fund each seeks long term growth of capital by investing in equity securities selected for their growth potential. Income Builder Fund seeks to provide a level of current income which exceeds the average yield to U.S. Stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. Global Opportunities Fund seeks long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world. The secondary objective of Value Fund and International Value Fund is to seek some current income, and the secondary objective of Income Builder Fund is long term capital appreciation. There is no assurance that the Funds will achieve their respective goals.

     Value Fund expects to invest primarily in domestic equity securities selected on a value basis. However, the Fund may own a variety of securities, including foreign equity securities, partnership interests and foreign and domestic debt obligations and securities that are not currently paying dividends.

     International Value Fund invests primarily in foreign securities, and under normal market conditions, invests at least 75% of its net assets in foreign securities or depository receipts of foreign securities.

     Growth Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities, partnership interests and foreign debt obligations.

     Income Builder Fund pursues its investment objectives by investing in a broad range of income producing securities, primarily including stocks and bonds.

     Global Opportunities Fund pursues its investment objectives by investing primarily in a broad range of equity securities, including common stocks, preferred stocks, real estate investment trusts, other equity trusts and partnership interests.

     International Growth Fund pursues expects to invest primarily in equity securities from issuers around the world (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including partnership interests and debt obligations.

     The following discussion supplements the disclosures in the Prospectus respecting the investment policies, techniques and investment limitations of Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund. These Funds are sometimes referred to herein as the "Equity Funds."

Illiquid Investments - Equity Funds
-----------------------------------
     Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Trustees, Thornburg determines the liquidity of investments by the Funds. In determining the liquidity of the Funds' investments, Thornburg may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or lender features), and (5) the nature of the market place for trades (including the ability to assign or offset each Fund's rights and obligations relating to the investment).

     Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also Thornburg may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund any have to close out the option before expiration.

     In the absence of market quotations, illiquid investments are priced at fair value as determined utilizing procedures and methods reviewed by the Trustees. If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities - Equity Funds
------------------------------------
     Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Fund could be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Swaps, Caps, Floors, Collars - Equity Funds
-------------------------------------------
     Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund is not limited to any particular form of swap agreement if Thornburg determines it is consistent with the Fund's investment objective and policies.

     Swaps involve the exchange by the Fund and another party of their respective commitments to pay or receive cash flows. Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating rate payments. An interest rate swap is an agreement between two parties to exchange payments over a specified period of time that are based on specified interest rates and a notional amount. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A credit default swap is an agreement to transfer the credit exposure of fixed income securities between parties. The seller in a credit default swap contract is required to pay the buyer the par (or other agreed-upon value) of a referenced debt obligation in the event that a third party, such as a corporate issuer, defaults on the debt obligation. In return, the buyer receives from the seller a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the buyer keeps the stream of payments and has no payment obligations to the seller. An interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. An interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor if the specified interest rate index decreases below the level of the floor. An interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. Purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     Inasmuch as these swaps, floors, caps and collars are entered into for good faith hedging purposes, Thornburg and the Funds believe these obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to borrowing restrictions. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation is less highly developed and, accordingly, may be less liquid than swaps.

     Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's credit worthiness declined or if the counterparty defaults, the Fund will likely have contractual remedies available to it, but the value of the swap or other agreement would be likely to decline, potentially resulting in losses. The Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

      Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund each will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

Indexed Securities - Equity Funds
---------------------------------
     Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt obligations or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency indexed securities typically are short-term to intermediate-term debt obligations whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increases, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than their underlying instruments.

Repurchase Agreements - Equity Funds
------------------------------------
     In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund may engage in repurchase agreements with respect to any security in which it is authorized to invest.

     A Fund may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

     For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the security purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements - Equity Funds
--------------------------------------------
     In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Funds will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Thornburg. Such transactions may increase fluctuations in the market value of the Funds' assets and may be viewed as a form of leverage.

Securities Lending - Equity Funds
---------------------------------
     The Funds may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Funds to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Thornburg to be of good standing. Furthermore, they will only be made if, in Thornburg's judgment, the consideration to be earned from such loans would justify the risk.

     Thornburg understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Lower-Quality Debt Obligations - Equity Funds
---------------------------------------------
     Each of the Equity Funds may purchase lower-quality debt obligations (those rated below Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's Corporation, and unrated securities judged by Thornburg to be of equivalent quality) that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt obligations may fluctuate more than those of higher-quality debt obligations and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

     The market for high-yield corporate debt obligations has continued to grow throughout the past few decades, with the U.S. Corporate High Yield market reaching $600 billion. In the past several years, issuance has reached new peaks as returns have been generally strong. However, past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession. While annual returns during the 2003 through 2006 recovery have averaged just over 13 percent, the period from 1996 through 2002 saw total annualized returns average below one percent. Not surprisingly, this period also coincided with higher incidence of default among this "speculative grade" group of securities.

     The market for lower-quality debt obligations may be thinner and less active than that for higher-quality debt obligations, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt obligations will be valued in accordance with procedures established by the Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt obligations than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt obligations and the Fund's ability to sell these securities. Since the risk of default is higher for lower-quality debt obligations, Thornburg's research and credit analysis are an especially important part of managing securities of this type held by the Funds. In considering investments for the Funds, Thornburg will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Thornburg's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

     A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

Foreign Investments - Equity Funds
----------------------------------
     Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. It may be more difficult to obtain and enforce a judgment against a foreign issuer. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises, and securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Thornburg will be able to anticipate these potential events or counter their effects.

     The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

     The Funds may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution.
The shares of the foreign issuer that are held in trust are known as American Depositary Shares. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

Foreign Currency Transactions - Equity Funds
--------------------------------------------
     The Funds may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Each of the Equity Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. The Funds may use currency forward contracts for any purpose consistent with their investment objectives. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds. The Funds may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. When a Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." Each Fund also may enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by Thornburg.

     The Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value.
Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     The Funds may enter into forward contracts to shift investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a Fund held investments denominated in pounds sterling, the Fund could enter into forward contracts to sell pounds sterling and purchase Swiss francs. This type of strategy, sometimes known as a "cross hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, each Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Funds will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

     Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. Those can result in losses to a Fund if it is unable to deliver or receive currency in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Currency futures are also subject to risks pertaining to futures contracts generally. See "Futures Contracts," below. Options trading on currency futures is subject to market liquidity, and establishing and closing positions may be difficult. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's own economy.

     Successful use of currency management strategies will depend on Thornburg's skill in analyzing and predicting currency values. Currency management strategies may substantially change a Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as Thornburg anticipates. For example, if a currency's value rose at a time when Thornburg had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If Thornburg hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if Thornburg increases the Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that Thornburg's use of currency management strategies will be advantageous to the Funds or that it will hedge at an appropriate time.

Limitations on Futures and Options Transactions - Equity Funds
--------------------------------------------------------------
     No Equity Fund will: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

     The above limitations on these Funds' investments in futures contracts and options, and the Fund's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional
Information, are not fundamental policies and may be changed as regulatory agencies permit.

Mortgage-Backed Securities and Mortgage Pass-Through Securities -
  Equity Funds
-----------------------------------------------------------------
     If otherwise consistent with its investment restrictions and the Prospectus, each Equity Fund may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. A Fund also may invest in debt obligations which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations - Equity Funds"), and in other types of mortgage-related securities.

     A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate or return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment might tend to limit to some degree the increase in net asset value of the Fund because the value of some mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt obligations. During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed securities will decline.

     Interests in pools of mortgage-backed securities differ from other forms of debt obligations, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or insurer of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, or upon refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets Income Fund's investment quality standards. There can be no assurance that the private insurer or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, Thornburg determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Other Mortgage-Backed Securities - Equity Funds
-----------------------------------------------
     Thornburg expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. No Equity Fund will purchase mortgage-backed securities or any other assets which, in the opinion of Thornburg, are illiquid and exceed, as a percentage of the Fund's assets, the percentage limitations on the Fund's investment in securities which are not readily marketable, as discussed above under "Illiquid Investments - Equity Funds." Thornburg will, consistent with the Funds' respective investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities - Equity Funds
--------------------------------------------
     The securitization techniques used to develop mortgage-backed securities are also applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in structures similar to the CMO pattern (see "Other Structured Finance Arrangements - Equity Funds" below). If otherwise consistent with an Equity Fund's investment objectives and policies, a Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     One example of this type of asset-backed security is a Certificate of Automobile Receivables ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interests on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities may present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of bankruptcy laws and of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool assets, to ensure that the receipt of payment on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. In purchasing such securities, no Fund will pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     If otherwise consistent with its investment restrictions and the Prospectus, each Equity Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of the residual will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

     The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a Fund holding these securities to dispose of the securities.

Collateralized Mortgage Obligations ("CMOs") - Equity Funds
-----------------------------------------------------------
     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against unanticipated early return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     The market for some CMOs may be less liquid than other debt obligations, making it difficult for a Fund to value its investment in the CMO or sell the CMO at an acceptable price.

FHLMC Collateralized Mortgage Obligations - Equity Funds
--------------------------------------------------------
     FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies or defaults.

Other Structured Finance Arrangements - Equity Funds
----------------------------------------------------
     Collateralized mortgage obligations, described above, are a type of structured finance arrangement. If otherwise consistent with its investment restrictions and the Prospectus, each Equity Fund may also invest in other types of structured finance arrangements, including collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. A CBO is a trust or other special purpose entity ("SPE") which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unstructured loans, and subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. CMOs, CBOs, CLOs and other similarly structured securities are sometimes referred to generally as collateralized debt obligations ("CDOs").

     The cashflows from a CDO's trust or SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche, which bears the first loss from defaults from the bonds or loans in the trust or SPE and serves to protect the other, more senior tranches from defaults (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade.
Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults, and/or investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (i.e., in the form of obligations of the same type, rather than cash), which involves continued exposure to default risk with respect to such payments.

     Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect the Fund against the risk of loss on default of the collateral. Certain CDOs may use derivative contracts, such as credit default swaps, to create "synthetic" exposure to assets rather than holding such assets directly, which entails the risk of derivative instruments described elsewhere in this Statement of Additional Information. See, e.g., "Swaps, Caps, Floors and Collars - Equity Funds." CDOs may charge management fees and administrative expenses, which are in addition to those of the Fund. No Fund will invest in CDOs that are managed by Thornburg or its affiliates.

     The risks of investment in a CDO depend largely on the type of collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. However, an active dealer market may exist for CDOs, which may allow a CDO to qualify for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities described elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the qualify of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO's manager may perform poorly.

REITs and Other Real Estate-Related Instruments - Equity Funds
--------------------------------------------------------------
     If otherwise consistent with its investment restrictions and the Prospectus, each Equity Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest in real estate or real estate-related companies. Types of REITs in which a Fund may invest include equity REITs, which own real estate directly, mortgage REITs, which make construction, development, or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. A Fund may also invest in other real estate-related instruments, such as commercial and residential mortgage-backed securities and real estate financings.

     Investments in REITs and other real-estate related instruments are subject to risks affecting real estate investments generally, including overbuilding, property obsolescence, casualty to real estate, and changes in real estate values, property taxes and interest rates. In addition, the value of a Fund's investments in REITs may be affected by the quality and skill of the REIT's manager, the internal expenses of the REIT, and, with regard to REITs issued in the United States, the risk that the REIT will fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 and/or maintain exemption from registration under the 1940 Act.

Futures Contracts - Equity Funds
--------------------------------
     When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments - Equity Funds
--------------------------------------
     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

Purchasing Put and Call Options - Equity Funds
----------------------------------------------
     By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options - Equity Funds
-------------------------------------------
     When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Fund will be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline.

     At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Combined Positions - Equity Funds
---------------------------------
     The Funds may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Thornburg's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the goal.

Correlation of Price Changes - Equity Funds
-------------------------------------------
     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts - Equity Funds
---------------------------------------------------------
     There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

OTC Options - Equity Funds
--------------------------
     Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. The staff of the SEC currently takes the position that OTC options are illiquid, and investments by each Fund in those instruments are subject to each Fund's limitation on investing no more than 10% of its assets in illiquid instruments.

Option and Futures Relating to Foreign Currencies - Equity Funds
----------------------------------------------------------------
     Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

     The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The Equity Funds may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Fund also may purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of each Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time. See "Foreign Currency Transactions - Equity Funds" above.

Asset Coverage for Futures and Options Positions - Equity Funds
---------------------------------------------------------------
     The Funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of large percentage of a Fund's assets could impede Fund management or the Fund's ability to meet redemption requests or other current obligations.

Structured Notes - Equity Funds
-------------------------------
     Each of the Equity Funds may invest in structured notes, which are derivative debt obligations, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate or index, or the relative change in two or more reference assets. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the value of the reference asset. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital by a Fund. Structured notes may be indexed positively or negatively, so that appreciation of the reference asset may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference asset, making the value of the note particularly volatile.

     Structured notes may entail a greater degree of market risk than other types of debt obligations because the investor bears the risk of the reference asset. As noted above, the value of structured notes also may be more volatile than other debt obligations.

Zero Coupon Bonds and "Stripped" Securities - Equity Funds
----------------------------------------------------------
     Zero coupon bonds are corporate or government-issued debt obligations that pay no interest, and that are issued at a substantial discount to their face value. The buyer of a zero coupon bond recognizes a rate of return determined by the gradual appreciation in the market value of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity (with the discount typically decreasing as the maturity date approaches), as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.

     A "stripped" security is a zero coupon bond created by separating the principal and interest cash flows from another debt obligation, typically a U.S. Treasury security. The principal component is often referred to as a "principal only" or "P/O" security, while the interest component is often referred to as an "income only" or "I/O" security.

     Because zero coupon bonds pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their market value is generally more volatile than the market value of comparable, interest-paying bonds, particularly during periods of changing interest rates. The Fund may have to recognize income on any zero coupon bonds that it holds and make distributions to shareholders before the Fund has received any cash payments on the bond. To generate the cash necessary to satisfy such distributions, a Fund invested in zero coupon bonds may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the sale of Fund shares.

Short Sales - Equity Funds
--------------------------
     A Fund may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if Thornburg anticipates a decline in the price of the stock underlying a convertible security a Fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each Fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances. When the Fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. A Fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.


            COMMODITY FUTURES TRADING REGISTRATION EXEMPTION

     The Trust and each of the Funds have claimed exclusions from the definition of "commodity pool operator" under the Commodity Exchange Act, as amended, and are therefore not subject to registration or regulation as a commodity pool operator under that Act.


                      INVESTMENT LIMITATIONS

        The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, that percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

Investment Limitations - Limited Term National Fund and
  Limited Term California Fund
-------------------------------------------------------
     Thornburg Investment Trust has adopted the following fundamental investment policies applicable to each of Limited Term National Fund and Limited Term California Fund which may not be changed by either Fund unless approved by a majority of the outstanding shares of that Fund. Neither Fund may:

     (1) Invest in securities other than municipal obligations (including participations therein) and temporary investments within the percentage limitations specified in the Prospectus;

     (2) Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 5% of the value of the Fund's total assets at the time of borrowing;

     (4) Pledge, mortgage or hypothecate its assets, except to secure borrowings permitted by subparagraph (3) above;

     (5) Issue senior securities as defined in the 1940 Act, except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with the restrictions described above;

     (6) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

     (7) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in municipal obligations secured by real estate or interests therein;

     (8) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs;

     (9) Make loans, other than by entering into repurchase agreements and through the purchase of municipal obligations or temporary investments in accordance with its investment objective, policies and limitations;

     (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     (11) Write or purchase puts, calls, straddles, spreads or other combinations thereof, except to the extent that securities subject to a demand obligation or to a remarketing agreement may be purchased as set forth in the Prospectus or this Statement of Additional Information;

     (12) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding (i) obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities and (ii) obligations secured by the pledge of the faith, credit and taxing power of any entity authorized to issue municipal obligations;

     (13) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933;

     (14) Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any such issuer to be held by the Fund;

     (15) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (16) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry; or

     (17) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those officers and directors of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

     For the purpose of applying the limitations set forth in paragraphs
(2) and (12) above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer. Where a security is also guaranteed by the enforceable obligation of another entity it shall also be included in the computation of securities owned that are issued by such other entity. In addition, for purposes of paragraph (2) above, a remarketing party entering into a remarketing agreement with a Fund as described in the Prospectus or this Statement of Additional Information shall not be deemed an "issuer" of a security or a "guarantor" of a Municipal Lease subject to that agreement.

     For the purposes of applying the limitation set forth in paragraph
(7) above, a Fund is permitted to hold real estate if doing so is the result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate.

     Neither of these Funds will purchase securities if, as a result, more than 25% of the Fund's total assets would be invested in any one industry. However, this restriction will not apply to purchases of (i) securities of the United States government and its agencies, instrumentalities and authorities, or (ii) tax exempt securities issued by different governments, agencies, or political subdivisions, because these issuers are not considered to be members of any one industry.

     With respect to temporary investments, in addition to the foregoing limitations, a Fund will not enter into a repurchase agreement if, as a result thereof, more than 5% of its net assets would be subject to repurchase agreements.

     Although each of these Funds has the right to pledge, mortgage or hypothecate its assets in order to comply with certain state statutes on investment restrictions, a Fund will not, as a matter of operating policy (which policy may be changed by the Board of Directors without shareholder approval), pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

     In the event the Limited Term National Fund or the Limited Term California Fund acquires disposable assets as a result of the exercise of a security interest relating to municipal obligations, the Fund will dispose of such assets as promptly as possible.

Investment Limitations - Intermediate National Fund, Intermediate
  New Mexico Fund, and Intermediate New York Fund
-----------------------------------------------------------------

     Thornburg Investment Trust has adopted the following fundamental investment policies respecting Intermediate National Fund, Intermediate New Mexico Fund, and Intermediate New York Fund, which may not be changed as to any of these Funds unless approved by a majority of the outstanding shares of the Fund. Unless otherwise specified below as applicable to only one of the Funds, none of Intermediate National Fund, Intermediate New Mexico Fund, or Intermediate New York Fund may:

     (1) Invest in securities other than municipal obligations (including participations therein) and temporary investments within the percentage limitations specified in the Prospectus;

     (2) The Intermediate National Fund may not purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities. Any of the single state Intermediate Funds may invest more than 5% of its portfolio assets in the securities of a single issuer provided that it may not purchase any security (other than securities issued or guaranteed as to principal or interest by the United States or its instrumentalities) if, as a result, more than 5% of the Trust's total assets would be invested in securities of a single issuer;

     (3) Borrow money, except for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 5% of the value of the Fund's total assets at the time of borrowing;

     (4) Pledge, mortgage or hypothecate its assets, except to secure borrowings permitted by subparagraph (3) above;

     (5) Issue senior securities as defined in the 1940 Act, except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with the restrictions described above;

     (6) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

     (7) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Funds from investing in municipal obligations secured by real estate or interests therein;

     (8) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs;

     (9) Make loans, other than by entering into repurchase agreements and through the purchase of municipal obligations or temporary investments in accordance with its investment objectives, policies and limitations;

     (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     (11) Write or purchase puts, calls, straddles, spreads or other combinations thereof, except to the extent that securities subject to a demand obligation or to a remarketing agreement may be purchased as set forth in the Prospectus or this Statement of Additional Information;

     (12) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding (i) obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities and (ii) obligations secured by the pledge of the faith, credit and taxing power of any entity authorized to issue municipal obligations;

     (13) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933;

     (14) Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any such issuer to be held by the Fund;

     (15) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (16) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry;

     (17) Purchase or retain the securities of any issuer other than the securities issued by the Fund itself if, to the Fund's knowledge, those officers and trustees of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities; or

     (18) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's net assets would be invested in restricted securities, unmarketable securities and other illiquid securities
(including repurchase agreements of more than seven days maturity and other securities which are not readily marketable).

     For the purpose of applying the limitations set forth in paragraphs
(2) and (12) above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. Where a security is also guaranteed by the enforceable obligation of another entity it shall also be included in the computation of securities owned that are issued by such other entity. In addition, for purposes of paragraph (2) above, a remarketing party entering into a remarketing agreement with a Fund as described in the Prospectus or in this Statement of Additional Information shall not be deemed an "issuer" of a security or a "guarantor" pursuant to the agreement.

     For the purposes of applying the limitation set forth in paragraph
(7) above, a Fund is permitted to hold real estate if doing so is the result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate.

     With respect to temporary investments, in addition to the foregoing limitations a Fund will not enter into a repurchase agreement if, as a result thereof, more than 5% of its net assets would be subject to repurchase agreements.

     Although each Fund has the right to pledge, mortgage or hypothecate its assets, each Fund will not, as a matter of operating policy (which policy may be changed by its Trustees without shareholder approval), pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

     In the event a Fund acquires disposable assets as a result of the exercise of a security interest relating to municipal obligations, it will dispose of such assets as promptly as possible.

Investment Limitations - Government Fund
----------------------------------------
     Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Government Fund which may not be changed unless approved by a majority of the outstanding shares of the Fund. Government Fund may not:

     (1) Invest more than 20% of the Fund's assets in securities other than obligations issued or guaranteed by the United States Government or its agencies, instrumentalities and authorities, or in participations in such obligations or repurchase agreements secured by such obligations, generally described (but not limited) in the Prospectus, and then only in the nongovernmental obligations described in the Prospectus;

     (2) Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Fund's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Fund do not exceed 10% of the Fund's total assets. The exceptions to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purchases or to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous. The Fund will not purchase securities while borrowings are outstanding. For purposes of this restriction (i) the security arrangements described in restriction (4) below will not be considered as borrowing money, and (ii) reverse repurchase agreements will be considered as borrowing money;

     (4) Mortgage, pledge or hypothecate any assets except to secure permitted borrowings. Arrangements to segregate assets with the Fund's custodian with respect to when-issued and delayed delivery transactions, and reverse repurchase agreements, and deposits made in connection with futures contracts, will not be considered a mortgage, pledge or hypothecation of assets;

     (5) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (6) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in obligations of the U.S. Government or its agencies, relating to real estate mortgages as described generally in the Prospectus;

     (7) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs. Investment in futures contracts respecting securities and in options on these futures contracts will not be considered investment in commodity futures contracts;

     (8) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objectives and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and (c) loans of securities;

     (9) Purchase any security on margin, except for such short-term credits as are necessary for the clearance of transactions. For purposes of this restriction, the Fund's entry into futures contracts will not be considered the purchase of securities on margin;

     (10) Make short sales of securities;

     (11) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (12) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933. The Fund has no present intention to purchase any such restricted securities;

     (13) Purchase securities of any issuer if the purchase at the time thereof would cause more than 10% of the voting securities or more than 10% of any class of securities of any such issuer to be held by the Fund;

     (14) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (15) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry;

     (16) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those officers and Trustees of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities;

     (17) Enter into any reverse repurchase agreement if, as a result thereof, more than 5% of its total assets would be subject to its obligations under reverse purchase agreements at any time;

     (18) Purchase or sell any futures contract if, as a result thereof, the sum of the amount of margin deposits on the Fund's existing futures positions and the amount of premiums paid for related options would exceed 5% of the Fund's total assets;

     (19) Purchase any put or call option not related to a futures contract;

     (20) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's net assets would be invested in securities which are considered illiquid because they are subject to legal or contractual restrictions on resale ("restricted securities") or because no market quotations are readily available; or enter into a repurchase agreement maturing in more than seven days, if as a result such repurchase agreements together with restricted securities and securities for which there are no readily available market quotations would constitute more than 10% of the Fund's net assets; or

     (21) Issue senior securities, as defined under the 1940 Act, except that the Fund may enter into repurchase agreements and reverse repurchase agreements, lend its portfolio securities, borrow, and enter into when-issued and delayed delivery transactions as described in the Prospectus or this Statement of Additional Information and as limited by the foregoing investment limitations.

     Whenever an investment policy or restriction states a minimum or maximum percentage of the Government Fund's assets which may be invested in any security or other assets, it is intended that the minimum or maximum percentage limitations will be determined immediately after and as a result of the Fund's acquisition of the security or asset. Accordingly, any later increase or decrease in the relative percentage of value represented by the asset or security resulting from changes in asset values will not be considered a violation of these restrictions.

     In applying the percentage restrictions on the Government Fund's investments described under the caption "Principal Investment Strategies" in the Fund's Prospectuses, and in applying the restriction described in item (1), above, "assets" is understood to mean net assets plus borrowings for investment purposes.

     For the purposes of applying the limitation set forth in paragraph
(6) above, the Fund is permitted to hold real estate if doing so is the result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate.

     Although the Government Fund has the right to pledge, mortgage or hypothecate its assets subject to the restrictions described above, in order to comply with certain state statutes on investment restrictions, the Fund will not, as a matter of operating policy (which policy may be changed by the Trustees without shareholder approval), mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

Investment Limitations - Income Fund
------------------------------------
     Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Income Fund which may not be changed unless approved by a majority of the outstanding shares of the Fund. Income Fund may not:

     (1) with respect to 75% of its total assets taken at market value, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

     (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

     (3) purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and
(ii) securities secured by real estate or interests therein and that the Fund reserves freedom of action to hold and sell real estate acquired as a result of the Fund's ownership of securities) or purchase or sell physical commodities or contracts relating to physical commodities;

     (4) act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

     (5) make loans to any other person, except (a) loans of portfolio securities, and (b) to the extent that the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans;

     (6) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes of a fund or series of the Trust provided that collateral arrangements with respect to currency-related contracts, futures contracts, options, or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

     (7) purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents).

     For the purposes of applying the limitation set forth in paragraph
(3) above, the Fund is permitted to hold real estate if doing so is the result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate.

     As a matter of non-fundamental policy Income Fund may not:

     (a) purchase or retain securities of any open-end investment company, or securities of any closed-end investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets. The Fund will not acquire any security issued by another investment company (the "acquired company") if the Fund thereby would own (i) more than 3% of the total outstanding voting securities of the acquired company, or (ii) securities issued by the acquired company having an aggregate value exceeding 5% of the Fund's total assets, or (iii) securities issued by investment companies having an aggregate value exceeding 10% of the Fund's total assets;

     (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

     (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund or a member, officer, director or trustee of the investment advisor of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such shares or securities together own beneficially more than 5% of such shares or securities or both;

     (d) purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions, and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     (e) invest more than 15% of its net assets in the aggregate in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, and in repurchase agreements not terminable within 7 days provided the Fund will not invest more than 5% of its total assets in restricted securities;

     (f) purchase securities of any issuers with a record of less than three years of continuous operations, including predecessors, except U.S. government securities, securities of such issuers which are rated by at least one nationally recognized statistical rating organization, municipal obligations and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

     (g) purchase more than 10% of the voting securities of any one issuer, except securities issued by the U.S. Government, its agencies or instrumentalities;

     (h) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its net assets; or sell put options in securities if, as a result, the aggregate value of the obligations underlying such put options (together with other assets then segregated to cover the Fund's potential obligations under its hedging, duration management, risk management and other Strategic Transactions other than those with respect to futures and options thereon) would exceed 50% of the Fund's net assets;

     (i) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

     (j) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

     (k) borrow money except as a temporary measure, and then not in excess of 5% of its total assets (taken at market value) unless the borrowing is from banks, in which case the percentage limitation is 10%; reverse repurchase agreements and dollar rolls will be considered borrowings for this purpose, and will be further subject to total asset coverage of 300% for such agreements;

     (l) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value); or

     (m) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund's total assets;

     (n)  purchase or sell real estate limited partnership interests.

     Restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with the Income Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

Investment Limitations - Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund
--------------------------------------------------------------------------
     Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund which may not be changed by any Fund unless approved by a majority of the outstanding shares of that Fund. Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund or International Growth Fund may not:

     (1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     (2)  issue senior securities, except as permitted under the 1940 Act;

     (3) borrow money, except for temporary or emergency purposes or except in connection with reverse repurchase agreements; in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

     (4) underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

     (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     (6) purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

     (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

     For the purposes of applying the limitation set forth in paragraph
(6) above, a Fund is permitted to hold real estate if doing so is the result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate.

     The following investment limitations are not fundamental and may be changed without shareholder approval as to each Fund:

     (i) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (ii) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     (iii) The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

     (iv) The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     (v) The Fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under the limitation in the preceding paragraph would exceed the Fund's limitations on investments in illiquid securities.

     (vi) The Fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

     (vii) The Fund does not currently intend to purchase the securities of any issuer (other than securities issue or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

     (viii) The Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

     (ix) The Fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

     (x) The Fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of Thornburg who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

     For each Fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions - Equity Funds.".


                       YIELD AND RETURN COMPUTATION

Performance and Portfolio Information
-------------------------------------
     Each Fund will from time to time display performance information, including yield, dividend returns, total return, and average annual total return, in advertising, sales literature, and reports to shareholders. Yield is computed by dividing the Fund's net interest and dividend income for a given 30 days or one month period by the maximum share offering price at the end of the period. The result is "annualized" to arrive at an annual percentage rate. In addition, the Fund may use the same method for 90 day or quarterly periods. Total return is the change in share value over time, assuming reinvestment of any dividends and capital gains. "Cumulative total return" describes total return over a stated period, while "average annual total return" is a hypothetical rate of return which, if achieved annually, would have produced the same cumulative total return if performance had been constant for the period shown. Average annual return tends to reduce variations in return over the period, and investors should recognize that the average figures are not the same as actual annual returns. A Fund may display return information for differing periods without annualizing the results and without taking sales charges into effect.

     All performance figures are calculated separately for Class A, Class B, Class C and Class D shares. The figures are historical, and do not predict future returns. Actual performance will depend upon the specific investments held by a Fund, and upon the Fund's expenses for the period.

     Yield quotations include a standardized calculation which computes yield for a 30-day or one month period by dividing net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation will include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums. With respect to mortgage-backed securities or other receivables-backed obligations, the Fund will amortize the discount or premium on the outstanding principal balance, based upon the cost of the security, over the remaining term of the security. Gains or losses attributable to actual monthly paydowns on mortgage-backed obligations will be reflected as increases or decreases to interest income during the period when such gains or losses are realized. Provided that any such quotation is also accompanied by the standardized calculation referred to above, a Fund may also quote non-standardized performance data for a specified period by dividing the net investment income per share for that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation, net investment income will include accrued interest income plus or minus any amortized purchase discount or premium less all accrued expenses. The primary differences between the results obtained using the standardized performance measure and any non-standardized performance measure will be caused by the following factors: (1) The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value; (3) The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation always will reflect the maximum offering price per share on the last day of the period; (4) The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time the Fund's return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund's maximum public offering price, the return computed by using the Fund's maximum public offering price also will be quoted in the same piece; (5) The non-standardized return quotation may include the effective return obtained by compounding the monthly dividends.

     For the Funds' investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

     Income calculated for the purposes of calculating the Funds' yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Fund's yield may not equal its distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

     Yield information may be useful in reviewing a Fund's performance and in providing a basis for comparison with other investment alternatives. However, each Fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

     Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value ("NAV") over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and the average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund. In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes to share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a Fund's maximum sales charge into account. Excluding a Fund's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

     A Municipal Fund, Government Fund or Income Fund also may illustrate performance or the characteristics of its investment portfolio through graphs, tabular data or other displays which describe (i) the average portfolio maturity of the Fund's portfolio securities relative to the maturities of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard bench marks or indices such as the Treasury yield curve), (iii) changes in the Fund's share price or net asset value in some cases relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Fund's (or other investments') net asset value or price and the Fund's (or other investments') investment return.

     Charts and graphs using the Fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund's adjusted NAVs are not adjusted for sales charges, if any.

     The Funds may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV or
total return for a specified period.   A short-term moving average NAV is
the average of each day's adjusted closing NAV for a specified period. Moving average activity indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period the produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

     Each Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund ranking prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings the Fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds. From time to time, the Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Thornburg funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. Performance rankings and ratings reported periodically in financial publications such as "MONEY" magazine, "Forbes" and "BARRON's" also may be used. These performance analyses ordinarily do not take sales charges into consideration and are prepared without regard to tax consequences.

     Each Fund may be compared in advertising to Certificates of Deposit ("CDs") or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, while a Fund may offer greater liquidity or higher potential returns than CDs, a Fund does not guarantee a shareholder's principal or return, and Fund shares are not FDIC insured.

     Thornburg may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs bases on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of other Thornburg mutual funds.

     Ibbotson Associates, a wholly owned subsidiary of Morningstar, Inc. ("Ibbotson"), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of differed indices.

     The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in the capital market may or may not correspond directly to those of a Fund. A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future, and advertising, sales literature and shareholder reports also may discuss aspects of periodic investment plans, dollar cost averaging and other techniques for investing to pay for education, retirement and other goals. In addition, a Fund may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques and the desirability of owning a particular mutual fund. A Fund may present its fund number, Quotron (trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.

     The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare a Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a Fund may also discuss or illustrate examples of interest rate sensitivity.

     Momentum indicators show a Fund's price movements over specific periods of time. Each point on the momentum indicator represents the Fund's percentage change in price movements over that period. A Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The Funds may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

REPRESENTATIVE PERFORMANCE INFORMATION

Representative Performance Information - Limited Term National Fund
  (Class A and Class C Shares)
-------------------------------------------------------------------
     The following data for Limited Term National Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. Some of the information presented relates to a predecessor of the Fund. See "Organization of the Funds," above, for a discussion of the transaction in which the Fund was organized. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. The yield of Limited Term National Fund's Class A and Class C shares for the 30-day period ended September 30, 2007, computed in accordance with the standardized calculation described above, was 3.05% and 2.84% for Class A and Class C shares, respectively.

     Taxable Equivalent Yield. Limited Term National Fund's taxable equivalent yield, computed in accordance with the standardized method for the 30-day period ending September 30, 2007, using a maximum federal individual income tax rate of 35%, was 4.69% and 4.37% for Class A and Class C shares, respectively.

     Average Annual Total Return Quotations. The average annual total returns for Limited Term National Fund Class A and Class C shares are set forth for the periods ending September 30, 2007. Shares denoted as Class A were first offered on September 28, 1984, and Class C shares were first offered on September 1, 1994. All of the computations assume that an investor reinvested all dividends, and further assume the deduction of the maximum sales commission of 1.50% imposed on Class A shares. Class C shares are subject to a contingent deferred sales charge if redeemed within one year of purchase, and the one-year return figure below reflects deduction of the sales charge. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Return (Before Taxes)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         1.61%       2.18%        3.56%
Class C         2.40%       2.20%        3.37%

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         1.61%       2.18%        3.56%
Class C         2.40%       2.20%        3.37%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         2.26%       2.31%        3.58%
Class C         2.67%       2.29%        3.37%

Representative Performance Information - Limited Term California Fund
  (Class A and Class C Shares)
---------------------------------------------------------------------
     The following data for Limited Term California Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. Some of the information presented relates to a predecessor of the Fund. See "Organization of the Funds," above for a discussion of the transaction in which the fund was organized. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. Limited Term California Fund's yields for the 30-day period ended on September 30, 2007 computed in accordance with the standardized calculation described above, were 3.10% and 2.88% for Class A and Class C shares, respectively. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. Limited Term California Fund's taxable equivalent yield for the 30-day period ended on September 30, 2007, computed in accordance with the standardized method described above, using a maximum federal individual income tax rate of 35% and a maximum
California individual income tax rate of 9.3%, was 5.26% and 4.88% for Class A and Class C shares, respectively.

     Average Annual Total Return Quotations. The average annual total returns for Limited Term California Fund Class A and Class C shares are set forth for the periods ended September 30, 2007. Shares denoted as Class A were first offered on February 19, 1987, and Class C shares were first offered on September 1, 1994. All of the computations assume that an investor reinvested all dividends, and further assume the deduction of the maximum sales charge of 1.50% imposed upon purchases of Class A shares. Class C shares are subject to a contingent deferred sales charge if redeemed within one year of purchase, and the one-year return figures below reflects deduction of the sales charge. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Return (Before Taxes)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         1.59%       1.84%        3.29%
Class C         2.35%       1.88%        3.11%

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         1.59%       1.84%        3.29%
Class C         2.35%       1.88%        3.11%

Average Annual Total Return (After Taxes on Distributions
                             and Redemption)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         2.19%       2.00%        3.33%
Class C         2.64%       1.99%        3.13%

Representative Performance Information - Intermediate National Fund
  (Class A and Class C Shares)
-------------------------------------------------------------------
     The following data for Intermediate National Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. Intermediate National Fund yields for the 30-day period ended on September 30, 2007, computed in accordance with the standardized calculation described above, were 3.25% and 3.05% for Class A and Class C shares, respectively. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. Intermediate National Fund's taxable equivalent yields for 30-day period ended on September 30, 2007, computed in accordance with the standardized method using a maximum federal individual income tax rate of 35%, were 4.99% and 4.70% for Class A and Class C shares, respectively.

     Average Annual Total Return Quotations. Intermediate National Fund's Class A and Class C total return figures are set forth below for the periods shown ended September 30, 2007. Class A shares were first offered on July 23, 1991, and Class C shares were first offered on September 1, 1994. All of the computations assume that an investor reinvested all dividends, and further assume deduction of the maximum sales charge of 2.00% imposed upon purchases of Class A shares. Class C shares are subject to a contingent deferred sales charge if redeemed within one year of purchase, and the one-year return figures below reflect deduction of the sales charge. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.
"Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Returns (Before Taxes)

                1 Year    5 Years     10 Years
                ------    -------     --------
Class A         0.69%       2.64%        3.84%
Class C         1.89%       2.76%        3.68%

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         0.69%       2.64%        3.84%
Class C         1.89%       2.76%        3.68%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         1.78%       2.80%        3.88%
Class C         2.49%       2.87%        3.72%

Representative Performance Information - Intermediate New Mexico Fund
  (Class A and Class D Shares)
---------------------------------------------------------------------
     The following data for Intermediate New Mexico Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. The yields of Intermediate New Mexico Fund for the 30-day period ended September 30, 2007, computed in accordance with the standardized calculation described above, were 3.17% and 2.98% for Class A and Class D shares, respectively. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. Intermediate New Mexico Fund's taxable equivalent yields, computed in accordance with the standardized method described above for the 30-day period ended September 30, 2007, using a maximum federal individual income tax rate of 35% and a maximum New Mexico individual income tax rate of 5.3%, were 5.16% and 4.84% for Class A and D shares, respectively.

     Average Annual Total Return Quotations. Intermediate New Mexico Fund's Class A and Class D total return figures are set forth below for the periods shown ending September 30, 2007. Class A shares were first offered on June 21, 1991, and Class D shares were first offered on June 1, 1999. All of the computations assume that an investor reinvested all dividends, and further assume the deduction of the maximum sales charge of 2.00% imposed on purchases of Class A shares. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures sown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Returns (Before Taxes)

               1 Year    5 Years    10 Years
                                   (or since inception,
                                    if shorter)
               ------    -------    ------------------
Class A         0.76%       2.58%        3.69%
Class D         2.57%       2.71%        3.55%(06/01/99)

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years    10 Years
                                    (or since inception,
                                     if shorter)
               ------     -------    ------------------
Class A         0.76%       2.58%        3.69%
Class D         2.57%       2.71%        3.55%(06/01/99)

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
                                    (or since inception,
                                     if shorter)
               ------     -------   ------------------
Class A         1.73%       2.69%        3.73%
Class D         2.83%       2.78%        3.56%(06/01/99)

Representative Performance Information - Intermediate New York Fund
  (Class A Shares)
-------------------------------------------------------------------
     The following data for Intermediate New York Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. The yield of Intermediate New York Fund Class A shares for the 30-day period ended September 30, 2007, computed in accordance with the standardized calculation described above, was 2.94% This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. Intermediate New York Fund's taxable equivalent yield for Class A shares, computed in accordance with the standardized method described above, using a maximum federal individual income tax rate of 35%, a maximum New York State individual income tax rate of 7.70% and a maximum New York City individual income tax rate of 3.648%, was 5.11% for the 30 day period ended on September 30, 2007.

     Average Annual Total Return Quotations. Intermediate New York Fund's Class A total return figures are set forth below for the periods shown ending September 30, 2007. Class A shares were first offered on September 4, 1997. The data for Class A shares reflect deduction of the maximum sales charge of 2.00% upon purchase. These data also assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures, takes into account changes in net asset value over the periods shown.

Average Annual Total Return (Before Taxes)

               1 Year     5 Years       10 Years
               ------     -------       --------
Class A         1.09%      2.29%         3.92%

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years       10 Years
               ------     -------       --------
Class A         1.09%      2.29%         3.92%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years       10 Years
               ------     -------       --------
Class A         1.99%      2.47%         3.97%

Representative Performance Information - Government Fund
  (Class A, Class B and Class C Shares)
--------------------------------------------------------
     The following data for Government Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. Government Fund's yields for Class A, Class B and Class C shares, computed for the 30-day period ended September 30, 2007 in accordance with the standardized calculation described above, were 3.63%, 2.52% and 3.37% for Class A, Class B and Class C shares, respectively. This method of computing yield does not take into account changes in net asset value.

     Average Annual Total Return Quotations. Government Fund's average annual total returns for Class A, Class B and Class C shares, are displayed in the table below for the periods shown ending September 30, 2007. Government Fund commenced sales of its Class A shares on November 16, 1987, commenced sales of its Class B shares on November 1, 2002, and commenced sales of Class C shares on September 1, 1994. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the described periods. The Class A total return figures assume the deduction of the maximum sales commission of 1.50% on Class A shares. Class C shares are subject to a contingent deferred sales charge of .50% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figure shown below. These data also assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)

               1 Year     5 Years     10 Years
                                    (or since inception,
                                     if shorter)
               ------     -------   ------------------
Class A         3.49%     2.26%       4.62%
Class B        (1.45)%     N/A        1.11% (11/01/02)
Class C         4.16%     2.26%       4.42%

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
                                     (or since inception,
                                      if shorter)
               ------     -------     --------------------
Class A         2.31%     1.19%       2.99%
Class B        (2.09)%     N/A        0.48% (11/01/02)
Class C         3.09%     1.29%       2.93%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
                                     (or since inception,
                                      if shorter)
               ------     -------     --------------------
Class A         2.23%     1.29%       2.94%
Class B        (0.95)%     N/A        0.58% (11/01/02)
Class C         2.69%     1.36%       2.86%

Representative Performance Information - Income Fund
  (Class A and Class C Shares)
----------------------------------------------------
     The following data for Income Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. Income Fund's yields for Class A and Class C shares, computed for the 30-day period ended September 30, 2007 in accordance with the standardized calculation described above, were 3.85% and 3.67% for Class A and Class C shares, respectively. This method of computing yield does not take into account changes in net asset value.

     Average Annual Total Return Quotations. Income Fund's average annual total returns for Class A shares and Class C shares, are displayed in the table below for the periods shown ending September 30, 2007. Income Fund commenced sales of its Class A shares on October 1, 1992, and commenced sales of Class C shares on September 1, 1994. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the described periods. The Class A total return figures assume the deduction of the maximum sales commission of 1.50% on Class A shares. Class C shares are subject to a contingent deferred sales charge of .50% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Returns (Before Taxes)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         2.85%      2.96%       4.76%
Class C         3.67%      2.99%       4.57%

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         1.40%      1.57%       2.88%
Class C         2.28%      1.71%       2.84%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         1.84%      1.70%       2.89%
Class C         2.37%      1.80%       2.83%

Representative Performance Information - Value Fund
  (Class A, Class B and Class C Shares)
---------------------------------------------------

     Average Annual Total Return Quotations. Value Fund's average annual total returns for Class A, Class B and Class C shares, are displayed in the table below for the periods shown ending September 30, 2007. Value Fund commenced sales of its Class A and Class C shares on October 2, 1995, and commenced sales of its Class B Shares on April 3, 2000. The Class A total return figures assume the deduction of the maximum sales charge of 4.50% on Class A shares. The Class B figures assume deduction of the applicable contingent deferred sales charge at the end of each period shown. Class C shares are subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends and capital gains distributions of net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Returns (Before Taxes)

               1 Year     5 Years     10 Years
                                   (or since inception,
                                    if shorter)
               ------     -------   ------------------
Class A        16.73%     16.77%       9.80%
Class B        16.26%     16.69%       4.41% (04/03/00)
Class C        20.29%     16.95%       9.44%

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
                                   (or since inception,
                                    if shorter)
               ------     -------   ------------------
Class A        15.87%     16.44%        9.11%
Class B        15.60%     16.51%        4.08% (04/03/00)
Class C        19.62%     16.77%        8.94%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
                                   (or since inception,
                                    if shorter)
               ------     -------   ------------------
Class A        11.45%     14.65%        8.27%
Class B        11.22%     14.67%        3.62% (04/03/00)
Class C        13.82%     14.91%        8.08%

Representative Performance Information - International Value Fund
  (Class A, Class B and Class C Shares)
-----------------------------------------------------------------

     Average Annual Total Return Quotations. International Value Fund's average annual total returns for Class A, Class B and Class C shares are displayed in the table below for the periods shown ending September 30, 2007. International Value Fund commenced sales of its Class A and Class C shares on May 28, 1998, and commenced sales of its Class B shares on April 3, 2000. The Class A total return figures assume the deduction of the maximum sales charge of 4.50% on Class A shares. The Class B figures assume deduction of the applicable contingent deferred sales charge at the end of each period shown. Class C shares are subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends and capital gains distributions of net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A        34.31%     25.41%       14.24% (05/28/98)
Class B        34.55%     25.37%       11.35% (04/03/00)
Class C        38.63%     25.61%       13.84% (05/28/98)

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A        33.37%     25.04%       13.50% (05/28/98)
Class B        33.86%     25.14%       10.67% (04/03/00)
Class C        37.91%     25.37%       13.25% (05/28/98)

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A        22.61%     22.53%       12.29% (05/28/98)
Class B        22.83%     22.59%        9.55% (04/03/00)
Class C        25.47%     22.80%       12.04% (05/28/98)

Representative Performance Information - Growth Fund
  (Class A and Class C Shares)
----------------------------------------------------

     Average Annual Total Return Quotations. Growth Fund's average annual total returns for Class A and Class C shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2007. Growth Fund commenced sales of its Class A and Class C shares on December 27, 2000. The Class A total return figures assume the deduction of the maximum sales charge of 4.50% on Class A shares. Class C shares are subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends and capital gains distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)

               1 Year     5 Years     Since Inception (12/27/00)
               ------     -------     --------------------------
Class A        20.82%      25.56%       8.03%
Class C        24.53%      25.56%       7.86%

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     Since Inception (12/27/00)
               ------     -------     --------------------------
Class A        20.82%      25.49%       7.98%
Class C        24.53%      25.50%       7.82%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     Since Inception (12/27/00)
               ------     -------     --------------------------
Class A        13.52%      22.86%       7.01%
Class C        15.94%      22.87%       6.86%

Representative Performance Information - Income Builder Fund
  (Class A and Class C Shares)
------------------------------------------------------------

     The following data for Income Builder Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. Income Builder Fund's yields for Class A and Class C shares, computed for the 30-day period ended September 30, 2007 in accordance with the standardized calculation described above, were 3.25% and 2.86% for Class A and Class C shares, respectively. This method of computing yield does not take into account changes in net asset value.

     Average Annual Total Return Quotations. Income Builder Fund's annual total returns for Class A and Class C shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2007. Income Builder Fund commenced sales of its Class A and Class C shares on December 24, 2002. The Class A total return figures assume the deduction of the maximum sales charge of 4.50% on Class A shares. Class C shares are subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends and capital gains distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)

               1 Year     Since Inception (12/24/02)
               ------     --------------------------
Class A        21.68%     19.49%
Class C        25.64%     20.10%

Average Annual Total Return (After Taxes on Distributions)

               1 Year     Since Inception (12/24/02)
               ------     --------------------------
Class A        19.29%     17.71%
Class C        23.41%     18.50%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     Since Inception (12/24/02)
               ------     --------------------------
Class A        14.21%     16.04%
Class C        16.82%     16.73%

Representative Performance Information - Global Opportunities Fund
  (Class A and Class C Shares)
------------------------------------------------------------------
     Average Annual Total Return Quotations. Global Opportunities Fund's annual total returns for Class A and Class C shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2007. Global Opportunities Fund commenced sales of its Class A and Class C shares on July 28, 2006. The Class A total return figures assume the deduction of the maximum sales charge of 4.50% on Class A shares. Class C shares are subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends and capital gains distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)

               1 Year     Since Inception (07/28/06)
               ------     --------------------------
Class A        50.60%      50.98%
Class C        55.48%      55.71%

Average Annual Total Return (After Taxes on Distributions)

               1 Year     Since Inception (07/28/06)
               ------     --------------------------
Class A        50.06%      50.48%
Class C        54.88%      55.23%


Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     Since Inception (07/28/06)
               ------     --------------------------
Class A        32.81%      43.17%
Class C        35.95%      47.24%

Representative Performance Information -
International Growth Fund (Class A and Class C Shares)
------------------------------------------------------
     Average Annual Total Return Quotations. International Growth Fund's annual total returns for Class A and Class C shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2007. International Growth Fund commenced sales of its Class A and Class C shares on February 1, 2007. The Class A total return figures assume the deduction of the maximum sales charge of 4.50% on Class A shares. Class C shares are subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends and capital gains distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)

                    Since Inception
                      (02/01/07)
                    ---------------
     Class A            19.36%
     Class C            23.37%

Average Annual Total Return (After Taxes on Distributions)

                    Since Inception
                      (02/01/07)
                    ---------------
     Class A            19.36%
     Class C            23.37%

Average Annual Total Return (After Taxes on Distributions and Redemption)

                    Since Inception
                      (02/01/07)
                    ---------------
     Class A            12.57%
     Class C            15.19%

ADDITIONAL MATTERS RESPECTING TAXES

    The following discussion summarizes certain federal tax considerations generally affecting the Funds and shareholders. Certain state tax consequences associated with investments in the Municipal Funds are also summarized below. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisors with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, the laws of certain specified states (respecting the Municipal Funds) and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.

Elections by the Funds -Subchapter M
------------------------------------
     Each Fund except has elected and intends to qualify for treatment as a regulated investment company under Subchapter M of the Code.

     If in any year a Fund fails to qualify for the treatment conferred by Subchapter M of the Code, the Fund would be taxed as a corporation on its income. Distributions to the shareholders would be treated as ordinary income to the extent of the Fund's earnings and profits, and would be treated as nontaxable returns of capital to the extent of the shareholders' respective bases in their shares. Further distributions would be treated as amounts received on a sale or exchange or property. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

Backup Withholding
------------------
     Each shareholder will be notified annually by their Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. The Fund may be required to withhold federal income tax at a rate of 28% from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish the Fund with his taxpayer identification number, (ii) the Fund is notified that the shareholder's number is incorrect, (iii) the Internal Revenue Service notifies the Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding.

     Nonresident alien individuals and foreign entities are not subject to the backup withholding noted in the preceding paragraph, but must certify their foreign status by furnishing IRS Form W-8 to their account application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. These shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Although under certain treaties residents of certain foreign countries may qualify for a reduced rate of withholding or an exemption from withholding, the Funds may not reduce any such withholding for foreign residents otherwise permitted a reduced rate of withholding or exemption.

Distributions by Investment Companies - In General
--------------------------------------------------
     Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Certain exempt interest dividends are exempt from federal and certain states' income taxes, as described below under "Municipal Funds - Income Dividends." Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

     The Code generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies, and passive foreign investment company are not treated as "qualified foreign corporations." Some hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a "qualifying dividend" to instead be taxed at the rate of tax applicable to ordinary income.

     Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should distributions reduce the net asset value below a shareholder's cost basis, the distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Municipal Funds-Income Dividends
--------------------------------
     The Municipal Funds each intend to satisfy conditions (including requirements as to the proportion of its assets invested in municipal obligations) which will enable each Fund to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from federal income tax when received by the Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of those dividends, except to the extent the alternative minimum tax may apply. A Municipal Fund would be unable to make Exempt Interest Dividends if, at the close of any quarter of its taxable year, more than 50% of the value of the Fund's total assets consisted of assets other than municipal obligations. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

     Distributions by each Municipal Fund of net interest income received from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the United States government, its agencies, instrumentalities and authorities), short-term capital gains realized by the Fund, if any, and realized amounts attributable to market discount on bonds, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations.

     The exemption from federal income tax for distributions of interest income from municipal obligations which are designated Exempt Interest Dividends will not necessarily result in exemption under the income or other tax laws of any state or local taxing authority.

     The exemption from the State of California personal income taxes for distributions of interest income in the Limited Term California Fund applies only to shareholders who are residents of the State of California, and only to the extent such income qualifies as "exempt-interest dividends" under Section 17145 of the California Revenue and Taxation Code and is not derived from interest on obligations from any state other than from California or its political subdivisions.

     Distributions by Intermediate New Mexico Fund attributable to interest on obligations of the State of New Mexico and its political subdivisions and their agencies (and interest on obligations of certain United States territories and possessions) will not be subject to individual income taxes imposed by the State of New Mexico. Capital gains distributions will be subject to the New Mexico personal income tax.

     Distributions by Intermediate New York Fund attributable to interest on obligations of the State of New York, its agencies and political subdivisions (and interest on obligations of certain United States territories and possessions) is excluded in determining the New York adjusted gross income of individuals residing in New York. These distributions are similarly excludable by individuals residing in New York City for purposes of computing the New York City income tax.

     Distributions by Intermediate National Fund will be subject to treatment under the laws of the different states and local taxing authorities. Shareholders should consult their own tax advisors in this regard.

     The foregoing is a general and abbreviated summary of selected provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of distributions of income dividends by the Municipal Funds, and this summary primarily addresses tax consequences to individual shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisors for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

    The Funds' counsel, Thompson, Rose & Hickey, Professional Association, has not made and normally will not make any review of the proceedings relating to the issuance of the municipal obligations or the basis for any opinions issued in connection therewith. In the case of certain municipal obligations, federal tax exemption is dependent upon the issuer (and other users) complying with certain ongoing requirements. There can be no assurance that the issuer (and other users) will comply with these requirements, in which event the interest on such municipal obligations could be determined to be taxable, in most cases retroactively from the date of issuance.

Foreign Currency Transactions
-----------------------------
     Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt obligations denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income.

Foreign Withholding Taxes
-------------------------
     Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within sixty (60) days after the close of the relevant Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on "qualifying dividends."

     Generally, a credit for foreign taxes is subject to the limitations that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency denominated debt obligations, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than sixteen (16) days (forty-six (46) days in the case of preferred shares) during the thirty (30)-day period (ninety
(90)-day period for preferred shares) beginning fifteen (15) days (forty-five (45) days for preferred shares) before the shares become ex-dividend. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

Redemption or Other Disposition of Shares
-----------------------------------------
     Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of sixty-one (61) days beginning thirty (30) days before and ending thirty (30) days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gains dividends received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment. This provision may be applied to successive acquisitions of stock.

     The laws of the several states and local taxing authorities vary with respect to the taxation of distributions, and shareholders of each Fund are advised to consult their own tax advisors in that regard. In particular, investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different. Each Fund will advise shareholders within 60 days of the end of each calendar year as to the percentage of income derived from each state in which the Fund has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns.

                 DISTRIBUTIONS AND SHAREHOLDER ACCOUNTS

     When an investor or the investor's financial advisor makes an initial investment in shares of a Fund, the Transfer Agent will open an account on the books of the Fund, and the investor or financial advisor will receive a confirmation of the opening of the account. Thereafter, whenever a transaction, other than the reinvestment of interest income, takes place in the account - such as a purchase of additional shares or redemption of shares or a withdrawal of shares represented by certificates - the investor or the financial advisor will receive a confirmation statement giving complete details of the transaction. Shareholders also will receive at least quarterly statements setting forth all distributions of income and other transactions in the account during the period and the balance of full and fractional shares. The final statement for the year will provide information for income tax purposes.

     Any distributions of investment income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be. Upon written notice to the Transfer Agent, a shareholder may elect to receive periodic distributions of net investment income in cash. Such an election will remain in effect until changed by written notice to the Transfer Agent, which change may be made at any time in the sole discretion of the shareholder.

           INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENTS,
                 AND ADMINISTRATIVE SERVICES AGREEMENTS

Investment Advisory Agreement
-----------------------------
     Pursuant to an Investment Advisory Agreement in respect of each Fund, Thornburg Investment Management, Inc. ("Thornburg" or the "advisor"), 119 East Marcy Street, Santa Fe, New Mexico 87501, acts as investment advisor for, and will manage the investment and reinvestment of the assets of, each of the Funds in accordance with the Funds' respective investment objectives and policies, subject to the general supervision and control of the Trustees of Thornburg Investment Trust.

     Thornburg is paid a fee by each Fund, in the percentage amounts set forth in the table below:

-----------------------------------------------------------
LIMITED TERM NATIONAL FUND AND LIMITED TERM CALIFORNIA FUND
-----------------------------------------------------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------
0 to $500 million                   .50%
$500 million to $1 billion          .40%
$1 billion to $1.5 billion          .30%
$1.5 billion to $2 billion          .25%
Over $2 billion                    .225%

----------------------------------------------------------------------
INTERMEDIATE NATIONAL FUND, INTERMEDIATE NEW MEXICO FUND, INTERMEDIATE NEW YORK FUND, AND INCOME FUND
----------------------------------------------------------------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------
0 to $500 million                   .50%
$500 million to $1 billion          .45%
$1 billion to $1.5 billion          .40%
$1.5 billion to $2 billion          .35%
Over $2 billion                    .275%

---------------
GOVERNMENT FUND
---------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------
0 to $1 billion                     .375%
$1 billion to $2 billion            .325%
Over $2 billion                     .275%

----------------------------------------------------------------------
VALUE FUND, INTERNATIONAL VALUE FUND, GROWTH FUND, INCOME BUILDER FUND, GLOBAL OPPORTUNITIES FUND AND INTERNATIONAL GROWTH FUND
----------------------------------------------------------------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------
0 to $500 million                   .875%
$500 million to $1 billion          .825%
$1 billion to $1.5 billion          .775%
$1.5 billion to $2 billion          .725%
Over $2 billion                     .675%

     The fee paid by each Fund is allocated among the different classes of shares offered by the Fund based upon the average daily net assets of each class of shares. All fees and expenses are accrued daily and deducted before payment of dividends. In addition to the fees of Thornburg, each Fund will pay all other costs and expenses of its operations. Each Fund also will bear the expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, including legal fees.

     The Trust's Trustees (including a majority of the Trustees who are not "interested persons" within the meaning of the 1940 Act) have approved the Investment Advisory Agreement applicable to each of the Funds, and annually consider the renewal of the agreement applicable to each of the Funds. In this regard, the Trustees have considered the responsibilities of mutual fund trustees generally and the Trustees' understandings of shareholders' expectations about the management of the mutual funds in which they have invested. The Trustees have concluded, based upon these discussions and a consideration of applicable law, that the principal obligation of mutual fund trustees is to assess the nature and quality of an investment advisor's services, and to confirm that the advisor actively and competently pursues the mutual fund's objectives. The Trustees have further concluded that seeking the lowest fee or expense ratio should not be the sole or primary objective of mutual fund trustees, but that trustees should determine that the fund's fees are reasonable in relation to the services rendered and generally in line with those charged by other investment advisors. In this regard, the Trustees have further concluded that putting an investment advisory agreement "out to bid" as a matter of course would be inconsistent with shareholder interests and contrary to shareholder expectations when they invested in a fund, and that mutual fund trustees should not do so unless an advisor materially failed to pursue a fund's objectives in accordance with its policies or for other equally important reasons. The Trustees also observed in their deliberations that Thornburg Fund shareholders appear to invest with a long-term perspective, and that in reviewing the Funds' performance, the Trustees should focus on the longer-term perspective rather than current fashions or short-term performance.

     The Trust's Trustees most recently determined to renew the Investment Advisory Agreement applicable to each Fund on September 10-11, 2007.

     In connection with their general supervision of Thornburg, the Trustees receive and consider reports throughout the year from Thornburg respecting the advisor's management of the Fund's investments. These reports include information about the Funds' purchase and sale of portfolio investments and explanations from the advisor respecting investment selections, the investment performance of the Funds, general appraisal of industry and economic prospects and factors, and other matters affecting the Funds and relating to the advisor's performance of services for the Funds.

     In anticipation of their recent consideration of the Investment Advisory Agreement's renewal, the independent Trustees met with representatives of Thornburg in July 2007 to specify the information the advisor would present to the Trustees for their review. The independent Trustees thereafter met in independent session to consider various factors respecting the agreement's renewal, and met in a subsequent session with the advisor's chief investment officer to present questions. Following these sessions, the Trustees met on September 10-11, 2007 to consider a renewal of the Investment Advisory Agreement with respect to each Fund.

     A discussion regarding the basis for the approval of each Fund's Investment Advisory Agreement by the Trustees is contained in the Fund's Annual Report to Shareholders for the year ended September 30, 2007.

     The Investment Advisory Agreement applicable to each Fund may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of Thornburg to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of Thornburg, or of reckless disregard of its obligations and duties under the Agreement, Thornburg will not be liable for any action or failure to act in accordance with its duties thereunder.

     For the three most recent fiscal years with respect to each Fund, the amounts paid to Thornburg by each Fund under the Investment Advisory Agreement applicable to each Fund were as follows.



                    Sept. 30, 2005     Sept. 30, 2006     Sept. 20, 2007
                   -------------       --------------     --------------
Limited Term         $5,743,475          $5,362,867         $4,943,763
  National Fund

Limited Term         $866,662            $693,537           $582,820
  California Fund

Intermediate         $219,024            $189,306           $166,982
  New York Fund

Intermediate         $2,304,795          $2,365,386         $2,534,522
National Fund

Intermediate         $1,146,018          $1,101,991         $1,021,738
New Mexico Fund

Government Fund      $785,728            $632,729           $542,146

Income Fund          $1,939,301          $1,780,980         $1,612,500

Value Fund           $16,399,121         $18,077,940        $29,048,560

International        $20,117,121         $43,385,857        $80,553,444
  Value Fund

Growth Fund          $983,586            $5,502,296         $17,001,119

Income Builder Fund  $5,707,419          $10,797,815        $21,050,253

Global
  Opportunities Fund    N/A              $16,105*           $1,573,698

International
  Growth fund          N/A                 N/A              $213,955**

     <F*>  Fiscal period July 28, 2006 to September 30, 2006.
<F**> Fiscal period February 1, 2007 to September 30, 2007.


Thornburg has waived its rights to fees or paid expenses incurred by each of the Funds in the foregoing periods as follows:

                   Sept. 30, 2005     Sept. 30, 2006     Sept. 30, 2007
                   -------------     --------------      --------------
Limited Term         -                   -                   -
National Fund

Limited Term       $54,992            $139,247            $25,017
California Fund

Intermediate       $55,668            $44,374             $32,356
New York Fund

Intermediate       $179,684           $146,690            $146,279
National Fund

Intermediate       $24,505            $12,231             $5,567
New Mexico Fund

Government Fund    $82,484            $60,770             $60,136

Income Fund        $367,593           $305,743            $292,680

Value Fund         $123,513           $111,506            $305,712

International      $325,980           $435,705            $1,073,052
Value Fund

Growth Fund        $71,218            $247,594            $388,384

Income Builder
Fund               $856,138           $1,194,932          $1,739,426

Global Opportunities
Fund                 N/A              $58,536*            $157,032

International
  Growth fund        N/A                 N/A              $147,831**
     <F*>  Fiscal period July 28, 2006 to September 30, 2006.
<F**> Fiscal period February 1, 2007 to September 30, 2007.



     Thornburg may (but is not obligated to) waive its rights to any portion of its fees in the future, and may use any portion of its fee for purposes of shareholder and administrative services and distribution of Fund shares. During the fiscal year ended September 30, 2007, Limited Term National Fund, Limited Term California Fund, Intermediate National Fund, Intermediate New Mexico Fund, Intermediate New York Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund each reimbursed Thornburg $31,803.00, $4,269.50, $20,611.50,
$8,469.50, $1,367.50, $5,016.50, $14,338.50, $146,185.00, $430,265.00,
$71,480.00, $106,325.00, $3,081.00, and $691.50, respectively, for accounting services, measured on an accrual basis.

     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also a Director and controlling shareholder of Thornburg. In addition, various individuals who are officers of the Trust also serve as officers of Thornburg, as described below under the caption "Management."

Proxy Voting Policies
---------------------
     Thornburg is authorized by the Trust to vote proxies respecting voting securities held by the Funds. In those cases, Thornburg votes proxies in accordance with written Proxy Voting Policies and Procedures (the "Policy") adopted by Thornburg. The Policy states that the objective of voting a security is to enhance the value of the security, or to reduce potential for a decline in the security's value. The Policy prescribes procedures for assembling voting information and applying the informed expertise and judgment of Thornburg on a timely basis in pursuit of this voting objective.

     The Policy also prescribes a procedure for voting proxies when a vote presents a conflict between the interests of the Fund and Thornburg. If the vote relates to the election of a director in an uncontested election or ratification or selection of independent accountants, the investment advisor will vote the proxy in accordance with the recommendation of any proxy voting service engaged by Thornburg. If no such recommendation is available, or if the vote involves other matters, Thornburg will refer the vote to the Trust's audit committee for direction on the vote or a consent to vote on Thornburg's recommendation.

     The Policy authorizes Thornburg to utilize various sources of information in considering votes, including the engagement of service providers who provide analysis and information on the subjects of votes and who may recommend voting positions. Thornburg may or may not accept these recommendations. Thornburg may decline to vote in various situations, including cases where an issue is not relevant to the Policy's voting objective or where it is not possible to ascertain what effect a vote may have on the value of an investment. Thornburg may not be able to vote proxies in cases where proxy voting materials are not delivered to Thornburg in sufficient time for evaluation and voting.

     Information respecting the voting of proxies relating to specific securities of each of the Funds is available on the Thornburg website (www.thornburg.com).

Administrative Services Agreements
----------------------------------
     Administrative services are provided to each class of shares issued by each of the Funds under an Administrative Services Agreement which requires the delivery of administrative functions necessary for the maintenance of the shareholders of the class, supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of regulatory compliance and legal affairs, review and administration of functions delivered by outside service providers to or for shareholders, and other related or similar functions as may from time to time be agreed. The Administrative Services Agreement specific to each Fund's Class A, Class B, Class C, and Class D shares provides that the class will pay a fee calculated at an annual percentage of .125% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. Services are currently provided under these agreements by Thornburg.

     For the three most recent fiscal years with respect to each Fund, the amounts paid to Thornburg by each Fund under the Administrative Services Agreement applicable to Class A, Class B, Class C and Class D shares offered by each Fund were as follows:



                               Sept. 30, 2005    Sept. 30, 2006    Sept. 30, 2007
                               --------------    --------------    --------------
Limited Term National Fund
     Class A                    $1,256,590         $1,105,306        $949,124
     Class C                    $190,990           $150,081          $117,076

Limited Term California Fund
     Class A                    $153,957           $115,747          $92,457
     Class C                    $26,647            $22,679           $18,824

Intermediate New York Fund
     Class A                    $54,756            $47,327           $41,745

Intermediate National Fund
     Class A                    $451,683           $432,562          $442,151
     Class C                    $70,959            $68,061           $67,183

Intermediate New Mexico Fund
     Class A                    $265,558           $256,486          $222,042
     Class D                    $20,946            $19,012           $18,220

Government Fund
     Class A                    $190,521           $150,921          $121,634
     Class B                    $2,805             $2,434            $3,044
     Class C                    $48,204            $35,060           $31,001

Income Fund
     Class A                    $287,276           $248,454          $216,618
     Class C                    $79,048            $64,535           $51,590

Value Fund
     Class A                    $1,352,343         $1,274,374        $1,766,163
     Class B                    $116,611           $116,169          $132,775
     Class C                    $574,219           $576,485          $701,857

International Value Fund
     Class A                    $1,930,603         $4,097,485        $6,652,187
     Class B                    $43,024            $83,236           $131,841
     Class C                    $530,513           $1,230,689        $2,157,090

Growth Fund
     Class A                    $76,182            $424,429          $1,251,261
     Class C                    $27,000            $143,675          $533,325

Income Builder Fund
     Class A                    $448,565           $823,635          $1,551,987
     Class C                    $286,400           $562,892          $1,310,244

Global Opportunities Fund
(commenced 07/28/06)
     Class A                       N/A             $573              $113,383
     Class C                       N/A             $307              $48,871

International Growth Fund
(commenced 02/01/07)
     Class A                       N/A             N/A               $9,923
     Class C                       N/A             N/A               $4,301



     The agreements applicable to each class may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically upon assignment. Termination will not affect the service provider's right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.


                        SERVICE AND DISTRIBUTION PLANS

Service Plans - All Classes
---------------------------
  Each of the Funds has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the 1940 Act ("Service Plan") which is applicable to Class A and, if offered by that Fund, Class B, Class C and Class D. The Plan permits each Fund to pay to Thornburg (in addition to the management fee and reimbursements described above) an annual amount not exceeding .25 of 1% of the Fund's assets to reimburse Thornburg for specific expenses incurred by it in connection with certain shareholder services and the distribution of that Fund's shares to investors. Thornburg may, but is not required to, expend additional amounts from its own resources in excess of the currently reimbursable amount of expenses. Reimbursable expenses include the payment of amounts, including incentive compensation, to securities dealers and other financial institutions, including banks (to the extent permissible under federal banking laws), for administration and shareholder services. The nature and scope of services provided by dealers and other entities likely will vary from entity to entity, but may include, among other things, processing new account applications, preparing and transmitting to the Transfer Agent computer processable tapes of shareholder account transactions, and serving as a source of information to customers concerning the Funds and transactions with the Funds. The Service Plan does not provide for accrued but unpaid reimbursements to be carried over and reimbursed to Thornburg in later years. Amounts received by Thornburg under the Plan for each Fund in the two most recent fiscal years were paid principally to securities dealers and other persons selling the Funds' shares for distribution, administration and shareholder services.

Class B Distribution Plan
-------------------------
     Each Fund offering Class B shares has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the 1940 Act, applicable only to the Class B shares of that Fund ("Class B Distribution Plan"). The Class B Distribution Plan provides for the Fund's payment to the Fund's principal underwriter, Thornburg Securities Corporation ("TSC") on a monthly basis of an annual distribution fee of .75% of the average daily net assets attributable to the Fund's Class B shares. The Class B Distribution Plan also provides that all contingent deferred sales charges collected on redemptions of Class B shares of the Fund will be paid to TSC, in addition to the monthly amounts described in the preceding sentences.

     The purpose of the Class B Distribution Plan is to compensate TSC for its services in promoting the sales of Class B shares of the Fund. TSC expects to pay commissions to dealers upon sales of Class B shares, and will utilize amounts received under the Class B Distribution Plan for this purpose. The Distribution Plan permits TSC to sell its rights to fees under the Plan. Amounts paid under the Class B Distribution Plan for the two most recent fiscal years for each Fund that offers Class B shares were paid to a financial institution which purchased the right to receive those amounts from TSC; TSC used the purchase proceeds from the financial institution principally to pay compensation to securities dealers and other persons selling the Funds' Class B shares. The Distributor also may incur additional distribution related expenses in connection with its promotion of Class B share sales, including payment of incentive compensation, advertising and other promotional activities and the hiring of other persons to promote sales of shares. Because the Class B Distribution Plan is a compensation type plan, TSC can earn a profit in any year when Fund payments exceed TSC's actual expenses. The Funds are not liable for any expenses incurred by TSC in excess of the compensation it received from the Funds.

Class C and Class D Distribution Plans
--------------------------------------

     Each Fund offering Class C shares or Class D shares has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the 1940 Act, applicable only to the Class C or, if applicable, Class D shares of that Fund ("Distribution Plan"). The Distribution Plan provides for the Fund's payment to TSC on a monthly basis of an annual distribution fee of ..75% of the average daily net assets attributable to the Fund's Class C shares and, if applicable, Class D shares.

     The purpose of the Distribution Plan applicable to each Fund is to compensate TSC for its services in promoting the sale of Class C or Class D shares of the Fund. Amounts paid under the Class C Distribution Plan for the two most recent fiscal years for each Fund that offers Class C shares were paid to Thornburg, which purchased the right to receive those amounts from TSC; TSC used the purchase proceeds from Thornburg principally to pay compensation to securities dealers and other persons selling the Funds' Class C shares. Amounts paid under the Class D Distribution Plan for Intermediate New Mexico Fund (the only Fund which has a Class D Distribution Plan) for the two most recent fiscal years of that Fund were paid principally as compensation to securities dealers and other persons selling the Fund's Class D shares. TSC also may incur additional distribution-related expenses in connection with its promotion of Class C or Class D shares sales, including payment of additional incentives to dealers, advertising and other promotional activities and the hiring of other persons to promote the sale of shares. Because each Distribution Plan is a compensation type plan, TSC can earn a profit in any year when Fund payments exceed TSC's actual expenses. The Funds are not liable for any expenses incurred by TSC in excess of the compensation it received from the Fund.

Amounts Paid Under Rule 12b-1 Plans and Agreements
--------------------------------------------------
     Each of the Funds named below paid to TSC or for the account of TSC the amounts shown in the table below under the Service Plans and Distribution Plans for each of those Funds for the fiscal years shown below.

     The following table shows the service and distribution fees paid by each Fund for its two most recent fiscal years.





                                Year Ended             Year Ended
                                Sept. 30, 2006         Sept. 30, 2007
                                --------------         --------------
Limited Term National Fund
     Class A                    $2,210,611             $1,898,247
     Class C                    $597,522               $467,464

Limited Term California Fund
     Class A                    $231,494               $184,913
     Class C                    $91,369                $75,179

Intermediate New York Fund
     Class A                    $94,653                $83,491

Intermediate National Fund
     Class A                    $865,124               $884,302
     Class C                    $326,612               $322,470

Intermediate New Mexico Fund
     Class A                    $512,972               $444,085
     Class D                    $75,815                $73,069

Government Fund
     Class A                    $301,842               $243,267
     Class B                    $19,539                $24,343
     Class C                    $139,596               $124,029

Income Fund
     Class A                    $496,908               $433,236
     Class C                    $257,205               $206,289

Value Fund
     Class A                    $2,546,531             $3,536,151
     Class B                    $929,665               $1,063,013
     Class C                    $4,610,819             $5,621,685

International Value Fund
     Class A                    $8,213,836             $13,305,200
     Class B                    $667,297               $1,056,675
     Class C                    $9,873,128             $17,303,822

Growth Fund
     Class A                    $851,929               $2,508,318
     Class C                    $1,153,101             $4,266,617

Income Builder Fund
     Class A                    $1,656,256             $3,118,122
     Class C                    $4,517,666             $10,481,992

Global Opportunities Fund
     Class A                    $1,164*                $226,769
     Class C                    $2,533*                $390,966

International Growth Fund
     Class A                    N/A                    $19,977**
     Class C                    N/A                    $34,410**

<F*>  Fiscal period from July 28, 2006 to September 30, 2006.
<F**> Fiscal period from February 1, 2007 to September 30, 2007.


                             PORTFOLIO TRANSACTIONS

     All orders for the purchase or sale of portfolio securities are placed on behalf of each of the Funds by Thornburg pursuant to its authority under each Fund's investment advisory agreement. Thornburg also is responsible for the placement of transaction orders for other clients for whom it acts as investment advisor.

     Thornburg, in effecting purchases and sales of fixed income securities for the account of each of the Funds, places orders in such a manner as, in the opinion of Thornburg, offers the best available price and most favorable execution of each transaction. Portfolio securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

     Similarly, Thornburg places orders for transactions in equity securities in such a manner as, in the opinion of Thornburg, will offer the best available price and most favorable execution of these transactions. In selecting broker dealers, subject to applicable legal requirements, Thornburg considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions; and arrangements for payment of Fund expenses. Generally commissions for foreign investments traded will be higher than for U.S. investments and may not be subject to negotiation.

     Thornburg may execute a Fund's portfolio transactions with broker-dealers who provide research and brokerage services to Thornburg. Such services may include, but are not limited to, provision of market information relating to the security, economy, industries or specific companies; order execution systems; technical and quantitative information about the markets; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services include information and analysis provided electronically through online facilities. The receipt of research from broker-dealers who execute transactions on behalf of the Funds may be useful to Thornburg in rendering investment management services to the Funds. The receipt of such research may not reduce Thornburg's normal independent research activities; however, it may enable Thornburg to avoid the additional expenses that could be incurred if Thornburg tried to develop comparable information through its own efforts.

     Thornburg may pay, or be deemed to pay, to broker-dealers who provide research and brokerage services to Thornburg, commission rates higher than might otherwise be obtainable from other broker-dealers. Thornburg does not attempt to assign a specific dollar value to the research provided in connection with trades for client accounts or to allocate the relative cost or benefit of research or brokerage services. The research and brokerage services may benefit client accounts other than the specific client account(s) for which a trade is effected, and some or all of the research or brokerage services received with respect to a specific trade may not be used in connection with the account(s) for which the trade was executed. Some of the described services may be available for purchase by Thornburg on a cash basis.

     It is Thornburg's policy, in circumstances where Thornburg receives research or brokerage services from a broker-dealer, to determine in accordance with federal securities laws that: (i) the research or brokerage services are "brokerage or research services" as that term is defined in Section 28(e) of the Securities and Exchange Act of 1934, as amended; (ii) the services provide lawful and appropriate assistance in the performance of Thornburg's investment management decisions; and (iii) the commissions paid are reasonable in relation to the value of the research or brokerage services provided. In circumstances where Thornburg determines that it has received research or brokerage services that fulfill the requirements under Thornburg's policy, Thornburg determines the portion of non-qualifying products or services and pays for those products or services from its own resources.

     During the three most recent fiscal years brokerage commissions were paid by Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund. The aggregate commissions paid by each of those Funds during each of the last three fiscal years are as follows:

                  Year Ended       Year Ended       Year Ended
                  Sept. 30, 2005   Sept. 30, 2006   Sept. 30, 2007
                  --------------   ---------------   --------------
Value Fund           $2,460,044      $2,753,258        $4,942,719

International
Value Fund           $6,362,449      $10,925,848       $19,709,597

Growth Fund          $529,180        $1,949,534        $3,994,461

Income Builder Fund  $2,735,647      $2,803,530        $4,061,496

Global Opportunities
Fund                    N/A          $22,128*          $684,780

International Growth
Fund                    N/A              N/A           $139,634**

<F*>  Fiscal period July 28, 2006 to September 30, 2006.
<F**> Fiscal period February 1, 2007 to September 30, 2007.

     The increased commissions in the most recent fiscal year for each of the Funds were due primarily to an increase in the assets of the Funds. Some of the Funds owned during the fiscal year securities issued by certain of their regular broker dealers. Those broker dealers and the aggregate dollar value of each such broker dealer's securities held by a Fund on September 30, 2007 are shown below:


                                                                       Income          Global
                                                      International    Builder         Opportunities
Broker-Dealer         Value Fund      Income Fund      Value Fund      Fund            Fund
-------------         ----------      -----------      -----------     --------        -------------

CitiGroup             $160,782,817        -            $120,941,067    $104,492,733        -

Goldman Sachs                         $1,940,498                       $7,761,992

JP Morgan                 -           $6,383,980            -               -              -
Chase & Co.

Merrill Lynch & Co.       -           $4,905,726            -          $9,723,000          -

UBS                   $92,213,025         -            $518,261,865    $69,899,077      $4,577,045

Wells Fargo               -           $1,625,446            -               -              -



     Thornburg may use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Funds to the extent permitted by law. Thornburg may use research services provided by and place agency transactions with TSC if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Thornburg may allocate brokerage transactions to broker-dealers who have entered into arrangements with Thornburg under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     Thornburg reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Funds. Subject to applicable laws and regulations, Thornburg will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and the other clients, the size and nature of investment positions then held by the Fund and the other clients, and the strategy, timing and restrictions applicable respectively to the Fund and the other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Funds' Trustees that the benefits available from Thornburg's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

Portfolio Turnover Rates
------------------------
     The Funds' respective portfolio turnover rates for the two most recent fiscal years are as follows:

                            Year Ended       Year Ended
                            Sept. 30, 2006   Sept. 30, 2007
                            -------------    --------------
Limited Term National Fund      23.02%          21.35%
Limited Term California Fund    25.77%          22.71%
Intermediate New York Fund      15.38%          14.91%
Intermediate National Fund      18.95%          22.55%
Intermediate New Mexico Fund    11.59%          17.38%
Government Fund                  7.47%          43.35%
Income Fund                      6.77%          41.55%
Value Fund                      51.36%          79.29%
International Value Fund        36.58%          64.77%
Growth Fund                     98.00%          82.37%
Income Builder Fund             55.29%          62.60%
Global Opportunities Fund        6.08%*         91.02%
International Growth Fund        N/A           113.34%**

<F*>  Fiscal period from July 28, 2006 to September 30, 2006.
<F**> Fiscal period from February 1, 2007 to September 30, 2007.


           DISCLOSURE OF PORTFOLIO SECURITIES HOLDING INFORMATION

     The Trustees have adopted policies and procedures respecting and limiting the circumstances under which information respecting the Funds' current portfolio holdings information may be disclosed to persons not associated with the Funds, Thornburg, or TSC. The objective in adopting these policies and procedures is to reduce the exposure of the Funds and their shareholders to harm resulting from trading of Fund shares by persons in possession of material nonpublic information respecting the Funds' portfolio holdings. These policies and procedures are intended to operate in conjunction with Thornburg's policies prohibiting securities transactions using nonpublic "insider" information. Neither the Fund nor Thornburg nor any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about the Funds' portfolio holdings.

Selective Disclosure of Nonpublic Holdings Information
------------------------------------------------------
     Disclosure of nonpublic information respecting current Fund portfolio holdings information is generally prohibited. However, this information may be disclosed to specified persons under circumstances where Thornburg determines that it is necessary or desirable to do so. Accordingly, information may be disclosed on an as needed basis to persons who provide services to the Funds such as accountants, legal counsel, custodians, securities pricing agents who value Fund assets, financial consultants to the Funds or investment advisor, mutual fund analysts, broker dealers who perform portfolio trades for the Funds, and certain other persons. Unless otherwise noted in the table below, there will typically be no lag time between the date of the information and the date on which the information is disclosed. The policy permits disclosures to be made to persons not otherwise specified in the policy with the approval of Thornburg's president (under specified limitations), the Trustees or the Trustees' Governance and Nominating Committee.

     As of the date of this Statement of Additional Information, Thornburg has ongoing arrangements to disclose the Funds' nonpublic portfolio holdings information to the following persons:

                                                         Time Lag Between
                                                       Date of Information
Name of Recipient            Frequency              and Date of Disclosure
-----------------            ---------              ----------------------
PricewaterhouseCoopers LLP   Annually and as        One month or less,
                             necessary in           depending on the date
                             connection with the    of request
                             audit services it
                             provides to the
                             Funds

Institutional Shareholder
Services, Inc.               Daily                          None

State Street Bank and
Trust                        Daily                          None

Reuters                      Daily                          None

FT Interactive Data          Daily                          None

FactSet                      Daily                          None

Standard & Poor's/J.J.
Kenny Co.                    Daily                          None

Bear Stearns Pricing
Direct Inc.                  Daily                          None

GCOM Solutions               Monthly                 One month or less
                                                     depending on the date
                                                     of request

Electra Information
Systems, Inc.                Daily                          None

OMGEO LLC                    Daily                          None

Making Holdings Information Publicly Available
----------------------------------------------
     The policy and procedures provide for periodic public disclosure of portfolio holdings information, as follows:

     Disclosure of portfolio holdings of any one or more Funds on a publicly available website maintained by the Trust or Thornburg. In practice, the Trust will typically display the Funds' portfolio holdings information approximately 30 days after the end of the calendar month for which the information is displayed (e.g. June 30 information will be displayed on July 31), except that portfolio hedging information is typically displayed on a quarterly basis.

     Disclosure of portfolio holdings in publicly available reports and filings filed with the Securities and Exchange Commission on its Electronic Data Gathering, Analysis and Retrieval System (EDGAR).

     Disclosure of portfolio holdings of any Fund in reports and communications mailed and otherwise disseminated to shareholders of the Fund in accordance with the 1940 Act or any regulation thereunder.

     Corrective disclosure by making portfolio holdings information available in any case where it becomes apparent nonpublic information has been disclosed other than in accordance with these policies and procedures.

     Portfolio holdings information made publicly available in accordance with this section is no longer nonpublic information subject to the disclosure restrictions in the policies and procedures.


                                  MANAGEMENT

     Limited Term National Fund, Limited Term California Fund, Intermediate National Fund, Intermediate New Mexico Fund, Intermediate New York Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund are separate "series" or investment portfolios of Thornburg Investment Trust, a Massachusetts business trust (the "Trust"). The general supervision of these Funds, including the general supervision of Thornburg's performance of its duties under the Investment Advisory Agreements and Administrative Services Agreements applicable to the Funds, is the responsibility of the Trust's Trustees. There are eight Trustees, two of whom are "interested persons" (as the term "interested" is defined in the 1940 Act) and six of whom are not interested persons. The names of Trustees and executive officers and their principal occupations and affiliations during the past five years are set forth below.


Interested Trustees
-------------------

Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director
                               Time                                       Overseen
                               Served                                     by
                                                                          Director(2)
-------------------------------------------------------------------------------------------------
Garrett           Chairman     Trustee     Chairman and controlling       Fourteen    Director of
Thornburg, 62     of Trustees  Since       shareholder of Thornburg                   Thornburg
                  (3)          1987 (4)    Investment Management, Inc.                Mortgage,
                                           (investment advisor) and                   Inc. (real
                                           Thornburg Securities                       estate
                                           Corporation (securities                    investment
                                           dealer); Chairman of Thornburg             trust)
                                           Limited Term Municipal Fund, Inc.
                                           (registered investment company)
                                           to 2004; CEO and Chairman
                                           of Thornburg Mortgage, Inc.
                                           (real estate investment
                                           trust); Chairman
                                           of Thornburg Mortgage
                                           Advisory Corporation (investment
                                           manager to Thornburg
                                           Mortgage, Inc.).

Brian J. McMahon, Trustee,     Trustee     CEO, President, Managing,       Fourteen         None
52                President,   Since       Director, Chief Investment
                  Member of    2001;       Officer & Co-Portfolio Manager
                  Governance   President   of Thornburg Investment
                  & Nominating Since 1997; Management, Inc.; President
                  Committee    (4)(6)      of Thornburg Limited Term
                  (5)                      Municipal Fund, Inc. to 2004






Independent Trustees
--------------------

Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director
                               Time                                       Overseen
                               Served                                     by
                                                                          Director(2)
---------------------------------------------------------------------------------------------------
David A. Ater,   Trustee,      Trustee     Principal in Ater &            Fourteen      Director of
62               Member of     Since       Associates, Santa Fe, New                    Thornburg
                 Audit         1994 (4)    Mexico (developer, planner                   Mortgage,
                 Committee and             and broker of residential and                Inc.(real
                 Governance &              commercial real estate) owner,               estate
                 Nominating                developer and broker for                     investment
                 Committee                 various real estate projects.                trust)

David D.         Trustee,      Trustee     Chairman, President, CEO and   Fourteen      None
Chase, 66        Chairman of   Since       Managing Member of Vestor
                 Audit         2000 (4)    Associates, LLC, the general
                 Committee                 partner of Vestor Partners, LP,
                                           Santa Fe, NM (private entity
                                           fund); Chairman and CEO of Vestor
                                           Holdings, Inc., Santa Fe, NM
                                           (merchant bank).

Eliot R.         Trustee,      Trustee     Partner, Akin, Gump, Strauss,   Fourteen     Director of
Cutler, 61       Chairman of   Since       Hauer & Feld, LLP, Washington,               Thornburg
                 Governance    2004 (4)    D.C. (law firm)                              Mortgage, Inc.
                 & Nominating                                                           (real estate
                 Committee                                                              investment
                                                                                        trust)

Susan H.         Trustee,      Trustee     President of Dubin              Fourteen     None
Dubin, 59        Member of     Since       Investment, Ltd., Greenwich,
                 Audit         2004 (4)    Connecticut (private investment
                 Committee                 fund); Director and officer
                                           of various charitable
                                           organizations.

Owen D.          Trustee,      Trustee     President of Dirks, Van         Fourteen     None
Van Essen,       Member of     Since       Essen & Murray, Santa Fe
54               Governance    2004 (4)    New Mexico (newspaper mergers
                 & Nominating             and acquisitions).
                 Committee

James W.         Trustee,      Trustee     Real estate broker, Santa Fe    Fourteen     None
Weyhrauch, 48    Member of     Since       Properties, Santa Fe,
                 Audit         1996 (4)    NM (since 2004); President &
                 Committee                 CEO from 1997-2004 & Vice
                                           Chairman, 2004 to date, Nambe
                                           Mills, Inc., Santa Fe, NM
                                           (manufacturer).

Officers of the Fund (who are not Trustees) (7)
-----------------------------------------------

Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director
                               Time                                       Overseen
                               Served                                     by
                                                                          Director(2)
-------------------------------------------------------------------------------------------------

George T.        Vice          Vice        Co-Portfolio Manager, Vice     Not           Not
Strickland, 44   President     President   President and Managing         applicable    applicable
                               Since       Director of Thornburg
                               1996 (6)    Investment Management, Inc.;
                                           Vice President (to 2004) and
                                           Treasurer (to 2004) of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc.

William V.        Vice         Vice        Portfolio Manager,Co-          Not         Not
Fries, 68         President    President   Portfolio Manager, Vice        applicable  applicable
                               Since 1995  President and Managing
                               (6)         Director of Thornburg
                                           Investment Management, Inc.


Leigh Moiola,    Vice          Vice        Vice President and Managing    Not           Not
40               President     President   Director of Thornburg          applicable    applicable
                               Since 2001  Investment Management,
                               (6)         Inc.; Vice President of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc. to
                                           2004.

Kenneth          Vice          Vice        Vice President & Managing      Not         Not
Ziesenheim, 53   President     President   Director of Thornburg          applicable  applicable
                               Since 1995  Investment Management, Inc.;
                               (6)         President of Thornburg
                                           Securities Corporation;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. to 2004.

Alexander        Vice          Vice        Portfolio Manager, Vice        Not         Not
Motola, 37       President     President   President, and Managing        applicable  applicable
                               Since 2001  Director of Thornburg
(6)	       Investment Management, Inc.

Wendy Trevisani,  Vice         Vice        Co-Portfolio Manager           Not           Not
36                President    President   since 2006, Managing Director  applicable    applicable
                               Since 1999  since 2004, Vice President
                               (6)         and Associate Portfolio
                                           Manager of Thornburg Investment
                                           Management, Inc.

Joshua Gonze,     Vice         Vice        Co-Portfolio Manager since   Not           Not
44                President    President   2007, Managing Director      applicable    applicable
                               Since 1999  since 2004, Associate
                               (6)         Portfolio Manager and Vice
                                           President of Thornburg
                                           Investment Management, Inc.;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. to 2004

Brad Kinkelaar,   Vice         Vice        Co-Portfolio Manager since     Not           Not
39                President    President   2002, Managing Director        applicable    applicable
                               Since 1999  since 2004, Vice President
                               (6)         and Associate Portfolio
                                           Manager of Thornburg Investment
                                           Management, Inc.

Christopher       Vice         Vice        Co-Portfolio Manager since      Not          Not
Ihlefeld, 37      President    President   2007, Managing Director since   applicable   applicable
                               Since 2003  2006, and Associate Portfolio
                               (4)         Manager and Vice President
                                           since 2002 of Thornburg
                                           Investment Management, Inc.;
                                           Vice President of Limited Term
                                           Municipal Fund, Inc., 2003-2004

Leon              Vice         Vice        Managing Director since 2007    Not          Not
Sandersfeld, 41   President    President   and Associate since 2002 of     applicable   applicable
                               Since 2003  Thornburg Investment Management,
                               (4)         Inc.; Senior Staff Accountant,
                                           Farm Bureau Life Insurance
                                           Company to 2002.

Sasha Wilcoxon,   Vice         Vice        Managing Director and          Not           Not
33                President;   President   Secretary since 2007,          applicable    applicable
                  Secretary    Since 2003  Associate, Mutual
                               Secretary   Fund Support Service
                               since 2007  Department Manager since
                               (6)         2002, and Associate of Thornburg
                                           Investment Management, Inc.


Ed Maran,         Vice         Vice        Co-Portfolio Manager since      Not          Not
49                President    President   2006, Vice President and        Applicable   Applicable
                               Since       Managing Director since 2005,
                               2004        and Associate Portfolio
                                           Manager since 2002 of Thornburg
                                           Investment Management, Inc.

Vinson            Vice         Vice        Co-Portfolio Manager since      Not          Not
Walden, 37        President    President   2006, Vice President and        Applicable   Applicable
                               Since       Managing Director since 2005,
                               2004        and Associate Portfolio
                                           Manager since 2002 of Thornburg
                                           Investment Management, Inc.,

Van              Vice         Vice         Associate of Thornburg          Not           Not
Billops, 41      President    President    Investment Management, Inc.     Applicable    Applicable
                              Since 2006

Thomas          Vice          Vice         Vice President and Managing     Not           Not
Garcia, 36      President     President    Director since 2004 and         Applicable    Applicable
                              since 2006   Associate Portfolio Manager
                                           of Thornburg Investment
                                           Management, Inc.

Lei             Vice          Vice         Co-Portfolio Manager and        Not           Not
Wang, 36        President     President    Managing Director since 2006,   Applicable    Applicable
                              since 2006   and Associate Portfolio
                                           Manager since 2004 of Thornburg
                                           Investment Management, Inc.;
                                           Associate, Enso Capital
                                           Management, LLC 2002-2004.

Connor            Vice        Vice         Co-Portfolio Manager and        Not            Not
Browne, 28        President   President    Managing Director since         Applicable     Applicable
                              since 2006   2006, and Associate
                                           Portfolio Manager of
                                           Thornburg Investment
                                           Investment Management, Inc.

Jason             Vice        Vice         Co-Portfolio Manager since      Not            Not
Brady, 33         President   President    2006 and Managing Director      Applicable     Applicable
                              since 2007   since 2007 of Thornburg
                                           Investment Management, Inc.;
                                           Portfolio Manager, Fortis
                                           Investments 2005-2006;
                                           Associate, Fidelity Investments
                                           2003-2004; Associate, Lehman
                                           Brothers to 2002.

Lewis              Vice        Vice        Co-Portfolio Manager and        Not           Not
Kaufman, 32        President   President   Managing Director since 2007,   Applicable    Applicable
                                           and Associate Portfolio Manager
                                           since 2005 of Thornburg Investment
                                           Management, Inc.; Associate,
                                           Citigroup, 2003-2004.

(1)     Each person's address is 119 East Marcy Street, Santa Fe, New Mexico 87501.
(2)     The Trust is organized as a Massachusetts business trust, and currently comprises a complex of 14 separate investment "Funds" or "series."
        Thornburg Investment Management, Inc. is the investment advisor to, and manages, the 14 Funds of the Trust.  Each Trustee oversees the 14 Funds of the Trust.
(3)     Mr. Thornburg is considered an "interested" Trustee under the Investment
        Company Act of 1940 because he is a director and controlling shareholder of Thornburg Investment Management, Inc. the investment advisor to the 14 active Funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor of shares of the Trust.
(4)     Each Trustee serves in office until the election and qualification of a successor.
(5)     Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg Investment Management, Inc.
(6)     The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.
(7)     Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.


Committees of the Trustees
--------------------------

     The Trustees have an Audit Committee, which is comprised of four Trustees who are not interested persons, David D. Chase (chairman), David
A. Ater, Susan H. Dubin and James W. Weyhrauch. The Audit Committee discharges its duties in accordance with an Audit Committee Charter, which provides that the committee will (i) evaluate performance of the Trust's auditors, (ii) review planning, scope and staffing of audits, (iii) review results of audits with the auditors, (iv) receive and review reports from auditors respecting auditor independence, and (v) require the Trust's legal counsel to report to the committee any matter which may have a significant effect on any of the Trust's financial statements. The Audit Committee is responsible for the selection of the Funds' independent registered public accounting firm which audits the annual financial statements of each Fund. The Audit Committee evaluates the independence of the independent registered public accounting firm based on information provided by the accounting firm and the investment advisor, and meets with representatives of the independent registered public accounting firm and the investment advisor to discuss, consider and review matters related to the Funds' accounting and financial reports. The committee held five meetings in the Trust's fiscal year ended September 30, 2007.

     The Trustees have a Governance and Nominating Committee, which is comprised of four Trustees, Eliot R. Cutler (chairman), David A. Ater, Brian J. McMahon and Owen D. Van Essen. Mr. Cutler, Mr. Ater and Mr. Van Essen are not interested persons. Mr. McMahon is an interested person because he is president of the Funds' investment advisor, but is prohibited from participating in the selection or nomination of individuals to serve as independent Trustees of the Trust. The committee discharges its duties in accordance with a Governance and Nominating Committee Charter, which provides that the committee will (i) conduct evaluations of the performance of the Trustees, the Audit Committee and the Governance and Nominating Committee in accordance with the Trust's Corporate Governance Procedures and Guidelines (the "Governance Procedures"), (ii) select and nominate individuals for election as Trustees of the Trust who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and (iii) perform the additional functions specified in the Governance procedures and such other functions assigned by the Trustees to the committee from time to time. The committee is authorized to consider for nomination as candidates to serve as Trustees individuals recommended by shareholders in accordance with the Trust's Procedure for Shareholder Communications to Trustees. The committee was, until December 5, 2004, charged primarily with nomination responsibilities, and was reconstituted on that date as the Governance and Nominating Committee. The committee held two meetings in the Trust's fiscal year ended September 30, 2007.

Compensation of Trustees
------------------------
     The officers and Trustees affiliated with Thornburg serve without any compensation from the Trust. The Trust currently compensates each Trustee who is not an interested person of the Trust at an annual rate of $36,000 payable quarterly. In addition, each Trustee is compensated $2,500 for each meeting or independent session of independent Trustees attended by the Trustee in person or by telephone; except that the meeting compensation is $1,000 for each meeting or session attended by telephone after the first meeting or session attended by telephone in any calendar year. General meetings of Trustees on two successive days are considered one meeting for this purpose, and an independent session of independent Trustees similarly is not considered a separate meeting for this purpose if held within one day before or after any general meeting of Trustees or independent session of independent Trustees.

     The Trust compensates each member of the Audit Committee and the Governance and Nominating Committee $1,000 for each committee meeting attended. The Trust pays the chairman of each committee an additional annual compensation of $2,000, payable quarterly. The Trust reimburses each Trustee for travel and out-of-pocket expenses incurred by the Trustee in connection with attending meetings. The Trust does not pay retirement or pension benefits.

     The Trust paid fees to the Trustees during the fiscal year ended September 30, 2007 as follows:




                         Pension or
                         Retirement      Estimated      Total
           Aggregate     Benefits        Annual         Compensation
           Compensation  Accrued as      Benefits       from Trust and
Name of    from          Part of         Upon           Fund Complex
Trustee    Trust         Fund Expenses   Retirement     Paid to Trustee
--------   ------------  -------------   -------------  ---------------
Garrett
Thornburg       0             0                0              0

David A.
Ater          $54,500         0                0             $54,500

David D.
Chase         $52,000         0                0             $52,000

Eliot R.
Cutler        $50,000         0                0             $50,000

Susan H.
Dubin         $50,000         0                0             $50,000

Brian J.
McMahon         0             0                0              0

Owen D.
Van Essen     $50,500                                        $50,500

James W.
Weyhrauch     $50,000         0                0             $50,000




Certain Ownership Interests of Trustees
---------------------------------------

Column (2) of the following table shows the dollar range of shares owned beneficially by each Trustee in each Fund as of December 31, 2007.

       (1)               (2)                         (3)                   (4)
                                                                       Aggregate
                                                                       Dollar Range
                                                                       of Securities
                                                 Dollar Range          in all Funds
                                                 of Securities         of the Trust
Name of Trustee     Name of Fund                 in each Fund          as of 12/31/07
---------------     ------------                 -------------         --------------

Garrett Thornburg   Thornburg New Mexico         over $100,000
                    Intermediate Municipal
                    Fund

                    Thornburg Value Fund         over $100,000

                    Thornburg International      over $100,000
                    Value Fund

                    Thornburg Core Growth        over $100,000
                    Fund

                    Thornburg Investment         over $100,000
                    Income Builder Fund

                    Thornburg Global             over $100,000
                    Opportunities Fund

                    Thornburg International
                    Growth Fund                  over $100,000
                                                                      over $100,000

Brian J. McMahon    Thornburg Limited Term       over $100,000
                    Municipal Fund

                    Thornburg Intermediate       over $100,000
                    Municipal Fund

                    Thornburg New Mexico         over $100,000
                    Intermediate Municipal Fund

                    Thornburg Value Fund         over $100,000

                    Thornburg International      over $100,000
                    Value Fund

                    Thornburg Core Growth        over $100,000
                    Fund

                    Thornburg Investment         over $100,000
                    Income Builder Fund

                    Thornburg Global             over $100,000
                    Opportunities Fund

                    Thornburg International
                    Growth Fund                  over $100,000

                    Thornburg Strategic Income
                    Fund                         over $100,000

                                                                     over $100,000

David A. Ater       Thornburg Value Fund         over $100,000

                    Thornburg International      over $100,000
                    Value Fund

                    Thornburg Core Growth        over $100,000
                    Fund

                    Thornburg Global             over $100,000
                    Opportunities Fund
                                                                    over $100,000

David D. Chase      Thornburg International      $1 - $10,000
                    Value Fund

                    Thornburg Core Growth        $1 - $10,000
                    Fund

                    Thornburg Investment
                    Income Builder Fund          $1 - $10,000

                    Thornburg Global
                    Opportunities Fund           $1 - $10,000

                                                                    $10,001 - $50,000

Eliot R. Cutler     Thornburg Limited Term       $1 - $10,000
                    Municipal Fund

                    Thornburg International
                    Value Fund                   over $100,000

                    Thornburg Core Growth
                    Fund                         $50,001 - $100,000

                    Thornburg Investment
                    Income Builder Fund          $10,001 - $50,000

                    Thornburg Global
                    Opportunities Fund           $10,001 - $50,000

                                                                    over $100,000

Susan H. Dubin      Thornburg International      over $100,000
                    Value Fund

                    Thornburg Core Growth        $10,001 - $50,000
                    Fund

                    Thornburg Global             $50,001 - $100,000
                    Opportunities Fund

                    Thornburg International      $10,001 - $50,000
                    Growth Fund
                                                                    over $100,000

Owen Van Essen      Thornburg New Mexico         over $100,000
                    Intermediate Municipal Fund

                    Thornburg Limited Term       over $100,000
                    U.S. Government Fund

                    Thornburg Value Fund         over $100,000

                    Thornburg Core Growth        $1 - $10,000
                    Fund


                    Thornburg Investment         over $100,000
                    Income Builder Fund

                    Thornburg Global             over $100,000
                    Opportunities Fund

                    Thornburg Strategic Income
                    Fund                         over $100,000
                                                                    over $100,000

James W.            Thornburg Value Fund         $50,001 - $100,000
Weyhrauch
                    Thornburg International      $10,001 - $50,000
                    Value Fund

                    Thornburg Core Growth        over $100,000
                    Fund

                    Thornburg Investment         $50,001 - $100,000
                    Income Builder Fund

                    Thornburg Global             over $100,000
                    Opportunities Fund
                                                                    over $100,000



Personal Securities Transactions of Personnel
---------------------------------------------
     The Trust, the investment advisor to the Trust, and the distributor for the advisor and the Trust, each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. Specified personnel of the Trust, investment advisor and distributor, including individuals engaged in investment management activities and others are permitted under the codes of make personal investments in securities, including securities that may be purchased or held by the Funds. Certain investments are prohibited or restricted as to timing, and personnel subject to the codes must report their investment activities to a compliance officer.

INFORMATION ABOUT PORTFOLIO MANAGERS

     Displayed below is additional information about the portfolio managers identified in the Prospectus.

Portfolio Manager Compensation
------------------------------
     The compensation of each portfolio and co-portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. Each manager currently named in the Prospectus also owns equity shares in the investment advisor, Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the manager and all other expenses related to supporting the accounts managed by the manager, including the Trust; multiple year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; single year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; the degree of sensitivity of the manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the manager's compensation with respect to the Trust and other accounts managed by the manager, except that certain accounts managed by the manager may have no income or capital gains tax considerations. To the extent that the manager realizes benefits from capital appreciation and dividends paid to shareholders of Thornburg, such benefits accrue from the overall financial performance of Thornburg.

Conflicts of Interest
---------------------
     Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio or co-portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the manager's management of a Fund's investments and the manager's management of other accounts. These conflicts could include:

     - Allocating a favorable investment opportunity to one account but not another.

     - Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.

     - Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.

     - Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

     The Trust's investment advisor, Thornburg, has informed the Trust that it has considered the likelihood that any material conflicts of interest could arise between a manager's management of the Funds' investments and the manager's management of other accounts. Thornburg has also informed the Trust that it has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

Accounts Managed By Portfolio Managers
--------------------------------------

     Set out below for each of the portfolio and co-portfolio managers named in the Prospectus is information respecting the accounts managed by the manager. The information presented is current as of September 30, 2007. The information includes the Fund or Funds as to which each individual is a portfolio or co-portfolio manager. Except as noted below, as of September 30, 2007, the advisory fee for each of the accounts was not based on the investment performance of the account.

George T. Strickland
--------------------
Registered Investment Companies:  Accounts:  5    Assets: $1,946,756,696
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts: 243   Assets: $831,310,529

William V. Fries
----------------
Registered Investment Companies:  Accounts:  15   Assets: $24,402,515,373
Other Pooled Investment Vehicles: Accounts:  13   Assets: $2,161,864,720
Other Accounts:                   Accounts:10,209 Assets: $11,665,546,632

Advisory Fee based
on Performance:                   Accounts:  2    Assets: $1,054,902,452

Alexander M.V. Motola
---------------------
Registered Investment Companies:  Accounts:  5    Assets: $3,737,108,907
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts:  32   Assets: $30,013,520

Advisory Fee based
on Performance:                   Accounts:  1    Assets: $135,531,562

Brian J. McMahon
----------------
Registered Investment Companies:  Accounts:  4    Assets: $4,543,400,210
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts:  0    Assets: $0

Brad Kinkelaar
--------------
Registered Investment Companies:  Accounts:  2    Assets: $4,024,444,968
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts:  0    Assets: $0

Edward Maran
-------------
Registered Investment Companies:  Accounts:  5    Assets: $5,735,339,389
Other Pooled Investment Vehicles: Accounts:  6    Assets: $1,521,328,721
Other Accounts:                   Accounts: 2829  Assets: $3,943,005,738

Advisory Fee based
on Performance:                   Accounts:  1    Assets: $932,645,369

Wendy Trevisani
---------------
Registered Investment Companies:  Accounts:  8    Assets: $18,411,845,461
Other Pooled Investment Vehicles: Accounts:  7    Assets: $640,536,000
Other Accounts:                   Accounts: 7380  Assets: $7,722,540,895

Advisory Fee based
on Performance:                   Accounts:  1    Assets: $122,257,083

Lei Wang
--------
Registered Investment Companies:  Accounts:  8    Assets: $18,411,845,461
Other Pooled Investment Vehicles: Accounts:  7    Assets: $640,536,000
Other Accounts:                   Accounts: 7380  Assets: $7,722,540,895

Advisory Fee based
on Performance:                   Accounts:  1    Assets: $122,257,083

Connor Browne
-------------
Registered Investment Companies:  Accounts:  5    Assets: $5,735,339,389
Other Pooled Investment Vehicles: Accounts:  6    Assets: $1,521,328,721
Other Accounts:                   Accounts: 2829  Assets: $3,943,005,738

Advisory Fee based
on Performance:                   Accounts:  1    Assets: $932,645,369

W. Vinson Walden
----------------
Registered Investment Companies:  Accounts:  4    Assets: $778,285,766
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts:  0    Assets: $0

Josh Gonze
----------
Registered Investment Companies:  Accounts:  5    Assets: $1,946,756,696
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts: 243   Assets: $831,310,529

Christopher Ihlefeld
--------------------
Registered Investment Companies:  Accounts:  5    Assets: $1,946,756,696
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts: 243   Assets: $831,310,529

Jason Brady
-----------
Registered Investment Companies:  Accounts:  4    Assets: $4,465,166,992
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts:  40   Assets: $155,712,663


Portfolio Managers' Ownership of Shares in the Funds
----------------------------------------------------

     Displayed below for each of the portfolio and co-portfolio managers named in the Prospectus is the dollar range of the individual's beneficial ownership of shares in the Fund or Funds as to which the individual is a manager. The information presented is current as of September 30, 2007. In each case, the dollar range listed may include shares owned by the portfolio or co-portfolio manager through the manager's self-directed account in Thornburg's retirement plan. In addition to the holdings noted below, each of the portfolio and co-portfolio managers is a participant in Thornburg's profit sharing plan, which invests in shares of each of the Funds.

George T. Strickland
--------------------
Limited Term National Fund     $50,001 - $100,000
Intermediate National Fund     $50,001 - $100,000
Limited Term California Fund         None
Intermediate New Mexico Fund   $100,001 - $500,000
Intermediate New York Fund           None

William V. Fries
----------------
Value Fund                     Over $1,000,000
International Value Fund       Over $1,000,000

Alexander M.V. Motola
---------------------
Growth Fund                    $100,001 - $500,000
International Growth Fund      $100,001 - $500,000

Brian J. McMahon
----------------
Income Builder Fund            Over $1,000,000
Global Opportunities Fund      Over $1,000,000

Brad Kinkelaar
--------------
Income Builder Fund            $100,001 - $500,000

Edward Maran
------------
Value Fund                     $50,001 - $100,000

Wendy Trevisani
---------------
International Value Fund       $100,001 - $500,000

Lei Wang
--------
International Value Fund       $10,001 - $50,000

Connor Browne
-------------
Value Fund                     $10,001 - $50,000

W. Vinson Walden
----------------
Global Opportunities Fund      $100,001 - $500,000

Josh Gonze
----------
Limited Term National Fund         None
Intermediate National Fund         None
Limited Term California Fund       None
Intermediate New Mexico Fund   $1 - $10,000
Intermediate New York Fund         None

Christopher Ihlefeld
--------------------
Limited Term National Fund         None
Intermediate National Fund         None
Limited Term California Fund       None
Intermediate New Mexico Fund       None
Intermediate New York Fund         None

Jason Brady
-----------
Government Fund                    None
Income Fund                        None
Income Builder Fund                None


PRINCIPAL HOLDERS OF SECURITIES

Limited Term National Fund
--------------------------
     As of November 2, 2007, Limited Term National Fund had an aggregate of 80,175,382.821 shares outstanding, of which 50,932,526.980 were Class A shares and 6,222,046.361 were Class C shares. On November 2, 2007, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than 1% of the Class A or Class C shares of the Fund. On November 2, 2007, the following person was known to have held of record or beneficially 5% or more of the Fund's Class C shares.

                                No. and Class          % of Total
Shareholder                       of Shares           Shares of Class
-----------                     -------------         ---------------
Merrill Lynch                    686,194.691             11.03%
f/b/o its Customers             Class C shares
4800 Deer Lake Dr.
Jacksonville, FL  32246-6484

Limited Term California Fund
----------------------------
     As of November 2, 2007, Limited Term California Fund had an aggregate of 8,870,034.505 shares outstanding, of which 5,324,640.592 were Class A shares and 1,130,526.166 were Class C shares. On November 2, 2007, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than 1% of the Class A or Class C shares of the Fund. On November 2, 2007, the following person was known to have held of record or beneficially 5% or more of the Fund's Class C shares:

                                No. and Class          % of Total
Shareholder                       of Shares           Shares of Class
-----------                     -------------         ---------------
Charles Schwab & Co.             169,598.330              15.00%
Special Custody Account         Class C shares
101 Montgomery Street
San Francisco, CA 94104-4151

NFS LLC                           95,786.956               8.47%
167 South Park                  Class C shares
San Francisco, CA 94107-1808

Intermediate National Fund
--------------------------
     As of November 2, 2007, Intermediate National Fund had an aggregate of 40,037,510.050 shares outstanding, of which 25,455,405.592 were Class A shares and 4,097,108.370 were Class C shares. On November 2, 2007, the officers, Trustees, and related persons of Thornburg Investment Trust, as a group, held less than 1% of the Class A or Class C shares of the Fund. On November 2, 2007, the following person was known to have held of record or beneficially 5% or more of the Fund's Class C shares.

                                No. and Class          % of Total
Shareholder                       of Shares           Shares of Class
-----------                     -------------         ---------------
Merrill Lynch                     579,105.700              14.13%
f/b/o its Customers              Class C shares
4800 Deer Lake Dr.
Jacksonville, FL  32246-6484

Citigroup Global House            297,316.803               7.26%
Account                          Class C shares
11155 Red Run Blvd.
Owings Mills, MD 21117-3256

Intermediate New Mexico Fund
----------------------------
     As of November 2, 2007, Intermediate New Mexico Fund had 15,523,537.024 shares outstanding, of which 12,902,083.018 were Class A shares and 1,107,479.988 were Class D shares. On November 2, 2007, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than 1% of the Class A or Class D shares of the Fund. On November 2, 2007, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class D shares.

                                No. and Class          % of Total
Shareholder                       of Shares           Shares of Class
-----------                     -------------         ---------------
Raymond James & Associates, Inc.   70,416.749              6.36%
880 Carillon Pkwy                Class D shares
St. Petersburg, FL 33716-1100

AG Edwards & Sons, Inc.            66,597.889              6.01%
1 North Jefferson Ave.           Class D shares
St. Louis, MO 63103-2287

Intermediate New York Fund
--------------------------
     As of November 2, 2007, Intermediate New York Fund had 2,629,102.284 shares outstanding, all of which were Class A shares. On November 2, 2007, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than one percent of the Fund's shares. On November 2, 2007, the following person was known to have held of record or beneficially 5% or more of the Fund's Class A shares:

                                  No and Class          % of Total
Shareholder                         of Shares         Shares in Class
-----------                       ------------        ---------------
Charles Schwab & Co., Inc.         370,085.244             14.07%
101 Montgomery St.                Class A shares
San Francisco, CA 94104-4151

Citigroup Global House             144,232.361              5.49%
Account                           Class A shares
11155 Red Run Blvd.
Owings Mills, MD 21117-3256

Government Fund
---------------
     As of November 2, 2007, Government Fund had an aggregate of 10,872,220.074 shares outstanding, of which 7,174,152.181 were Class A shares, 198,698.917 were Class B shares, and 1,982,948.626 were Class C shares. On November 2, 2007, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than 1% of the Class A, Class B or Class C shares of the Fund. On November 2, 2007, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A or Class C shares:

                                 No. and Class          % of Total
Shareholder                         of Shares         Shares in Class
-----------                       ------------        ---------------
Charles Schwab & Co., Inc.         518,314.323             7.22%
101 Montgomery St.                Class A shares
San Francisco, CA 94104-4151

Citigroup Global House             164,318.749             8.29%
Account                           Class C shares
11155 Red Run Blvd.
Owings Mills, MD 21117-3256

Merrill Lynch                      159,249.989             8.03%
f/b/o its Customers               Class C shares
4800 Deer Lake Dr.
Jacksonville, FL 32246-6484

Income Fund
-----------
     As of November 2, 2007, Income Fund had an aggregate of 23,966,804.163 shares outstanding, of which 11,628,905.003 were Class A shares and 3,282,824.495 were Class C shares. On November 2, 2007, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than 1% of the Class A or Class C shares of the Fund. On November 2, 2007, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A or Class C shares:

                                 No. and Class          % of Total
Shareholder                         of Shares         Shares in Class
-----------                       ------------        ---------------
Charles Schwab & Co., Inc.         916,560.992             7.88%
101 Montgomery St.                Class A shares
San Francisco, CA 94104-4151

Merrill Lynch                      190,570.928             5.81%
f/b/o its Customers               Class C shares
4800 Deer Lake Dr.
Jacksonville, FL 32246-6484

Value Fund
----------
     As of November 2, 2007, Value Fund had an aggregate of 116,801,522.386 shares outstanding, of which 37,027,005.693 were Class A shares, 2,661,605.889 were Class B shares, and 14,669,168.191 were Class C shares. On November 2, 2007, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than one percent of the Class A, Class B or Class C shares of the Fund. On November 2, 2007, the following person was known to have held of record or beneficially 5% or more of Value Fund's Class A shares or Class C shares:

                               No. and Class               % of Total
Shareholder                      of Shares               Shares in Class
-----------                    --------------            ---------------
Charles Schwab & Co., Inc.      6,858,852.426               18.52%
101 Montgomery St.             Class A shares
San Francisco, CA 91404-4151

Merrill Lynch                     769,975.872                5.25%
f/b/o its Customers            Class C shares
4800 Deer Lake Dr.
Jacksonville, FL 32246-6484

International Value Fund
------------------------
     As of November 2, 2007, International Value Fund had 470,680,481.540 shares outstanding, of which 206,068,768.866 were Class A shares, 4,050,380.342 were Class B shares, and 69,674,882.082 were Class C shares. On November 2, 2007, officers, Trustees and related persons of Thornburg Investment Trust held less than 1% of the Class A, Class B or Class C shares of the Fund. On November 2, 2007, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A, Class B or Class C shares:

                                No. and Class              % of
Shareholder                     of Shares                Total Shares
-----------                     -------------            ------------
Charles Schwab & Co., Inc.      22,389,641.524             10.87%
101 Montgomery Street           Class A shares
San Francisco, CA 94104-4151

Merrill Lynch                   17,432,203.946              8.50%
f/b/o its Customers             Class A shares
4800 Deer Lake Dr.
Jacksonville, FL 32246-6484

Merrill Lynch                    855,668.643               21.13%
f/b/o its Customers             Class B shares
4800 Deer Lake Dr.
Jacksonville, FL 32246-6484

Merrill Lynch                   24,018,337.965             34.47%
f/b/o its Customers             Class C shares
4800 Deer Lake Dr.
Jacksonville, FL 32246-6484

Citigroup Global House          11,903,264.375             17.08%
Account                         Class C shares
11155 Red Run Blvd.
Owings Mills, MD 21117-3256

Growth Fund
-----------
     As of November 2, 2007, Growth Fund had 173,580,242.494 shares outstanding, of which 75,254,857.773 were Class A shares and 35,652,578.520 were Class C shares. On November 2, 2007, officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than 1% of the Class A or Class C shares of the Fund. On November 2, 2007, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A or Class C shares:

                                No. and Class              % of Total
Shareholder                       of Shares              Shares in Class
-----------                     -------------            ---------------
Charles Schwab & Co., Inc.      10,228,343.152              13.59%
101 Montgomery Street           Class A shares
San Francisco, CA 94104-4151

Citigroup Global House           5,419,320.788               7.20%
Account                         Class A shares
11155 Red Run Blvd.
Owings Mills, MD 21117-3256

Merrill Lynch                    8,256,059.352              23.91%
f/b/o its Customers             Class C shares
4800 Deer Lake Dr.
Jacksonville, FL 32246-6484

Citigroup Global House           7,351,898.975              20.62%
Account                         Class C shares
11155 Red Run Blvd.
Owings Mills, MD 21117-3256

Income Builder Fund
-------------------
        As of November 2, 2007, the Fund had 175,361,574.063 shares outstanding, of which 76,402,957.349 were Class A shares and 69,324,837.695 were Class C shares. On November 2, 2007, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than 1% of the Class A or Class C shares of the Fund. On November 2, 2007, the following persons were known to have held of record or beneficially 5% or more of Class A or Class C shares of the Fund:

                                No. and Class              % of Total
Shareholder                         of Shares            Shares in Class
-----------                     -------------            ---------------
Charles Schwab & Co., Inc.       7,598,203.468               9.94%
101 Montgomery Street           Class A shares
San Francisco, CA 94104-4151

Citigroup Global House           5,600,624.781               7.33%
Account                         Class A shares
11155 Red Run Blvd.
Owings Mills, MD 21117-3256

Citigroup Global House          16,822,605.532              24.27%
Account                         Class C shares
11155 Red Run Blvd.
Owings Mills, MD 21117-3256

Merrill Lynch                    9,555,228.050              13.78%
f/b/o its Customers             Class C shares
4800 Deer Lake Dr.
Jacksonville, FL 32246-6484

Global Opportunities Fund
-------------------------
     As of November 2, 2007, the Fund had 32,601,005.992 shares outstanding, of which 14,998,808.342 were Class A shares and 6,476,334.655 were Class C shares. On November 2, 2007, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than 1% of the Class A or Class C shares of the Fund. On November 2, 2007, the following persons were known to have held or record or beneficially 5% or more of Class C shares of the Fund:

                                No. and Class            % of Total
Shareholder                        of shares            Shares in Class
-----------                     -------------           ---------------
Charles Schwab & Co., Inc.       2,858,730.010              19.06%
101 Montgomery Street           Class A shares
San Francisco, CA 94104-4151

Citigroup Global House             967,650.504               6.45%
Account                         Class A shares
11155 Red Run Blvd.
Owings Mills, MD 21117-3256

Citigroup Global House           1,011,817.047              15.62%
Account                         Class C shares
11155 Red Run Blvd.
Owings Mills, MD 21117-3256

Merrill Lynch                    1,005,806.976              15.53%
f/b/o its Customers             Class C shares
4800 Deer Lake Dr.
Jacksonville, FL 32246-6484

International Growth Fund
-------------------------
     As of November 2, 2007, International Growth Fund had 5,355,460.419 shares outstanding, of which 2,119,296.532 were Class A shares and 1,228,757.439 were Class C shares. On November 2, 2007, officers, Trustees and related persons of Thornburg Investment Trust held less than 1% of the Class A or Class C shares of the Fund. On November 2, 2007, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A or Class C shares:

                                 No. and Class             % of
Shareholder                       of Shares             Total Shares
-----------                      -------------          ------------
Citigroup Global House           118,323.198                5.58%
Account                         Class A shares
11155 Red Run Blvd.
Owings Mills, MD 21117-3256

Citigroup Global House           306,823.142               24.97%
Account                         Class C shares
11155 Red Run Blvd.
Owings Mills, MD 21117-3256

Merrill Lynch                    111,415.209                9.07%
f/b/o its Customers             Class C shares
4800 Deer Lake Dr.
Jacksonville, FL 32246-6484

NET ASSET VALUE

     Each Fund will calculate its net asset value at least once daily on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Fund. Net asset value will not be calculated on New Year's Day, Washington's Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday. Under the 1940 Act, net asset value must be computed at least once daily on each day (i) in which there is a sufficient degree of trading in a Fund's portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.

                              DISTRIBUTOR

     Pursuant to a Distribution Agreement with Thornburg Investment Trust, Thornburg Securities Corporation ("TSC") acts as principal underwriter of Limited Term National Fund, Limited Term California Fund, Intermediate National Fund, Intermediate New Mexico Fund, Intermediate New York Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund. The Funds do not bear selling expenses except (i) those involved in registering its shares with the Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities, and (ii) expenses paid under the Service Plans and Distribution Plans which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreements, except that termination other than upon assignment requires six months' notice.

     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also Director and controlling stockholder of TSC.


     The following table shows the commissions and other compensation received by TSC from each of the Funds for the fiscal year ended September 30, 2007, except for amounts paid under Rule 12b-1 plans, which are described above under the caption "Service and Distribution Plans."


                            Aggregate         Net Underwriting
                            Underwriting   Discounts and Commissions         Compensation on           Brokerage        Other
Fund                        Commissions           Paid to TSC           Redemptions and Repurchases    Commissions   Compensation
-----                       ------------   --------------------------   ---------------------------    -----------   ------------
Limited Term National Fund     $118,923          $2,288                            $2,603                 -0-          -0-

Limited Term California Fund   $27,966           $1,891                            $952                   -0-          -0-

Intermediate National Fund     $172,240          $2,163                            $1,714                 -0-          -0-

Intermediate New Mexico Fund   $162,556          $3,733                              -0-                  -0-          -0-

Intermediate New York Fund     $17,946           $39                                 -0-                  -0-          -0-

Government Fund                $33,940           $1,454                            $3,479                 -0-          -0-

Income Fund                    $85,467           $1,181                            $2,221                 -0-          -0-

Value Fund                     $2,269,885        $259,262                          $31,772                -0-          -0-

International Value Fund       $8,049,546        $899,351                          $227,932               -0-          -0-

Growth Fund                    $6,204,734        $730,685                          $136,101               -0-          -0-

Income Builder Fund            $9,278,005        $1,129,674                        $177,641               -0-          -0-

Global Opportunities Fund      $1,501,792        $183,687                          $17,360                -0-          -0-

International Growth Fund*     $321,291          $40,619                           $252                   -0-          -0-

<F*>  Fiscal period February 1, 2007 to September 30, 2007.


     ADDITIONAL INFORMATION RESPECTING PURCHASE AND REDEMPTION OF SHARES

Waivers of CDSCs on Redemptions of Class B Shares
-------------------------------------------------
     The contingent deferred sales charge (CDSC) imposed on redemptions of Class B shares will be waived in the event of the death of the shareholder (including a registered joint owner) occurring after the purchase of the shares redeemed. The CDSC also will be waived for redemptions resulting from minimum required distributions made in connection with an IRA, Keogh Plan or a custodial account under Section 403(b) of the Code, or other qualified retirement plan, following attainment of age 70-1/2.

     To the extent consistent with state and federal law, your Fund may make payments of the redemption price either in cash or in kind. The Funds have elected to pay in cash all requests for redemption by any shareholder. They may, however, limit such cash in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

     Certain purchases of $1 million or more qualify for purchase without a sales charge, and Thornburg or TSC may pay compensation to financial advisors who place orders of $1 million or more, as more specifically described in the Funds' Prospectus. However, to the extent shares of a fund purchased pursuant to this exception to the ordinary sales charge on Class A shares are held for more than 12 months but are redeemed less than 18 months after purchase, no compensation will be paid to financial advisors under this program for reinvestment otherwise qualifies for the exception to the sales charge for purchases of $1 million or more. Thornburg and TSC reserve the right to make judgments respecting these payments of compensation in reinvestment of redemption proceeds, in their reasonable discretion.

Share Class Conversion within Certain Fee-Based Accounts
--------------------------------------------------------

     Some shareholders may hold shares of the Funds through fee-based advisory programs, often referred to as "wrap accounts," that are managed by investment dealers, financial advisors or other investment professionals (each, a "wrap account intermediary"). A wrap account intermediary may impose eligibility requirements on a shareholder's participation in the fee-based advisory program and ownership of shares through the program which are additional to the ownership requirements described in the applicable prospectus. Under the terms of its fee-based advisory program, a wrap account intermediary may also be permitted to effect a conversion of a shareholder's shares in a Fund, including those shares purchased by the shareholder during the shareholder's participation in the program, to a different class of shares of that Fund in situations when the shareholder no longer meets the wrap account intermediary's stated eligibility requirements for the ownership of the class of shares that the shareholder initially purchased. For example, the terms of its fee-based advisory program may permit a wrap account intermediary to effect this type of conversion when a shareholder moves his position in a class of shares of the Funds out of the program that offered that class of shares and into a program or account through which the wrap account intermediary only offers a different class or classes of shares of the Funds. Any such converstion by a wrap account intermediary will be made in accordance with the applicable prospectuses of the Funds, and will be made without the imposition by the Funds of any sales load, fee or other charge. The class of shares that a shareholder owns after the conversion may bear higher fees and expenses than the class of shares that the shareholder initially purchased.

     If you own shares of the Funds through a fee-based advisory program, you should consult with your wrap account intermediary to determine whether there are any additional eligibility requirements that the wrap account intermediary imposes on your participation in their program and your ownership of the Funds' shares through the program, and whether the wrap account intermediary prescribes any circumstances which may result in the type of share class conversion described herein.

Moving Between Share Classes
----------------------------
     Thornburg believes, based upon current interpretations of law, that a shareholder's exchange of shares of one class of a Fund for shares of a different class of the same Fund may, under certain circumstances, not result in the realization of gain or loss for federal income tax purposes. To determine whether you may be eligible for this type of tax-favored exchange, please contact Thornburg before redeeming your existing shares. You should also consult your own tax advisors with respect to the particular federal, state, local and foreign tax consequences of an exchange of shares.

     Even if an exchange does not result in the realization of gain or loss for federal income tax purposes, any sales charges that you paid or that are payable on the shares you originally held (including any contingent deferred sales charges incurred upon redemption) will not be credited back to your account.


                            BUSINESS CONTINUITY PLAN

     Thornburg and TSC have each adopted a business continuity plan that seeks to anticipate significant business disruptions to its operations, including disruptions to the securities markets due to terrorist attack. In accordance with these plans, Thornburg and TSC have each identified and made provision to recover all the critical systems required to protect its customers in the event of a significant business disruption.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, is the independent registered public accounting firm for the Funds.


                   Statement of Additional Information
                                  for
                      Institutional Class Shares
                                   of
                  Thornburg Limited Term Municipal Fund
              Thornburg California Limited Term Municipal Fund
                  Thornburg Intermediate Municipal Fund
              Thornburg New Mexico Intermediate Municipal Fund
               Thornburg Limited Term U.S. Government Fund
                    Thornburg Limited Term Income Fund
                         Thornburg Value Fund
                    Thornburg International Value Fund
                       Thornburg Core Growth Fund
                 Thornburg Investment Income Builder Fund
                    Thornburg Global Opportunities Fund
                    Thornburg International Growth Fund

                     119 East Marcy Street, Suite 202
                       Santa Fe, New Mexico 87501

     Thornburg Limited Term Municipal Fund ("Limited Term National Fund"), Thornburg California Limited Term Municipal Fund ("Limited Term California Fund"), Thornburg Intermediate Municipal Fund ("Intermediate National Fund"), Thornburg New Mexico Intermediate Fund ("Intermediate New Mexico Fund"), Thornburg Limited Term U.S. Government Fund ("Government Fund"), Thornburg Limited Term Income Fund ("Income Fund"), Thornburg Value Fund ("Value Fund"), Thornburg International Value Fund ("International Value Fund"), Thornburg Core Growth Fund ("Growth Fund"), Thornburg Investment Income Builder Fund ("Income Builder Fund"), Thornburg Global Opportunities Fund ("Global Opportunities Fund"), and Thornburg International Growth Fund ("International Growth Fund") are investment portfolios established by Thornburg Investment Trust (the "Trust"). Prior to February 1, 2002, Thornburg International Value Fund was "Thornburg Global Value Fund." This Statement of Additional Information relates to the investments made or proposed to be made by the Funds, investment policies governing the Funds, the Funds' management, and other issues of interest to a prospective purchaser of Institutional Class shares offered by the Funds.

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' Institutional Class Shares Prospectus dated February 1, 2008, as revised July 22, 2008 and as supplemented September 10, 2008. A copy of the Institutional Class Prospectus and the most recent Annual and Semiannual Reports for each of the Funds may be obtained at no charge by writing to the distributor of the Funds' Institutional Class shares, Thornburg Securities Corporation, at 119 East Marcy Street, Santa Fe, New Mexico 87501. The audited financial statements contained in the Annual Reports to Shareholders of each of the Funds for the fiscal year ended September 30, 2007 are incorporated herein by reference.

     This Statement of Additional Information is incorporated by reference into the Funds' Institutional Class Shares Prospectus.

     Prior to October 1, 1995, the Trust's name was "Thornburg Income
Trust."

     The date of this Statement of Additional Information is February 1, 2008, as revised September 10, 2008.


TABLE OF CONTENTS

ORGANIZATION OF THE FUNDS . . . . . . . . . . . . . . . . . . . __

INVESTMENT POLICIES . . . . . . . . . . . . . . . . . . . . . . __

INVESTMENT POLICIES. . . . . . . . . . . . . . . . . . . . . . __
MUNICIPAL FUNDS. . . . . . . . . . . . . . . . . . . . . . . . __
  Fund Investments-In General  . . . . . . . . . . . . . . . . __
  Municipal Obligations. . . . . . . . . . . . . . . . . . . . __
  Ratings. . . . . . . . . . . . . . . . . . . . . . . . . . . __
  Temporary Investments. . . . . . . . . . . . . . . . . . . . __
  Repurchase Agreements. . . . . . . . . . . . . . . . . . . . __
  U.S. Government Obligations. . . . . . . . . . . . . . . . . __
  Special Risks Affecting Limited Term California Fund . . . . __
  Special Risks Affecting Intermediate New Mexico Fund . . . . __

GOVERNMENT FUND and INCOME FUND. . . . . . . . . . . . . . . . __
  Determining Portfolio Average Maturity -
    Government Fund and Income Fund. . . . . . . . . . . . . . __
  Purchase of Certificates of Deposit
    Government Fund and Income Fund. . . . . . . . . . . . . . __
  Mortgage-Backed Securities and Mortgage Pass-
    Through Securities - Government Fund and Income Fund . . . __ Other Mortgage-Backed Securities - Government Fund and
    Income Fund . . . . . . . . . . . . . . . . . . . . . . .  __
  Other Asset-Backed Securities - Income Fund  . . . . . . . . __
  Collateralized Mortgage Obligations ("CMOs") - Government
    Fund and Income Fund . . . . . . . . . . . . . . . . . . . __
  FHLMC Collateralized Mortgage Obligations - Government Fund
    and Income Fund                                            __
  Other Structured Finance Arrangements - Income Fund. . . . . __
  Repurchase Agreements-Government Fund and Income Fund. . . . __
  When-Issued Securities-Government Fund and Income Fund . . . __ Reverse Repurchase Agreements-Government Fund and
   Income Fund . . . . . . . . . . . . . . . . . . . . . . . . __
  Dollar Roll Transactions-Government Fund and Income Fund . . __
  Securities Lending - Government Fund and Income Fund . . . . __
  Other Investment Strategies-Income Fund. . . . . . . . . . . __
  General Characteristics of Options-Income Fund . . . . . . . __
  General Characteristics of Futures-Income Fund . . . . . . . __
  Options on Securities Indices and Other Financial
   Indices - Income Fund . . . . . . . . . . . . . . . . . . . __
  Currency Transactions-Income Fund. . . . . . . . . . . . . . __
  Risks of Currency Transactions-Income Fund . . . . . . . . . __
  Combined Transactions-Income Fund. . . . . . . . . . . . . . __
  Swaps, Caps, Floors and Collars-Income Fund. . . . . . . . . __
  Eurodollar Instruments-Income Fund . . . . . . . . . . . . . __
  Risks of Strategic Transactions Outside
    the United States-Income Fund. . . . . . . . . . . . . . . __
  Use of Segregated and Other Special Accounts-Income Fund . . __
  Foreign Investments-Income Fund. . . . . . . . . . . . . . . __

VALUE FUND, INTERNATIONAL VALUE FUND, GROWTH FUND,
   INCOME BUILDER FUND, GLOBAL OPPORTUNITIES FUND, AND
   INTERNATIONAL GROWTH FUND . . . . . . . . . . . . . . . . . __
  Illiquid Investments - Equity Funds. . . . . . . . .. .. . . __
  Restricted Securities - Equity Funds. . . . . . .  . . . . . __
  Swaps, Caps, Floors, Collars - Equity Funds. . . . . . . . . __
  Indexed Securities - Equity Funds. . . . . . .  . . . .. . . __
  Repurchase Agreements - Equity Funds. . . . . . . . . .. . . __
  Reverse Repurchase Agreements - Equity Funds. .  . . . .. .  __
  Securities Lending - Equity Funds. . . . . . .  . . . . . .  __
  Lower-Quality Debt Obligations - Equity Funds. . . .  . . .  __
  Foreign Investments - Equity Funds. . . . . . .  . .. . .  . __
  Foreign Currency Transactions - Equity Funds. .  . .  . .. . __
  Limitations on Futures and Options Transactions -
   Equity Funds. .  . . . . . . . . . . .  . .  . .. .  . . .  __
  Mortgage-Backed Securities and Mortgage Pass-
    Through Securities - Equity Funds . . . . . . . . .  . . . __
  Other Mortgage-Backed Securities - Equity Funds . . . . . .  __
  Other Asset-Backed Securities - Equity Funds . . . . . . . . __
  Collateralized Mortgage Obligations ("CMOs") - Equity
    Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . __
  FHLMC Collateralized Mortgage Obligations - Equity Funds . . __
  Other Structured Finance Arrangements - Equity Funds . . . . __
  REITs and Other Real Estate-Related Instruments -
    Equity Funds. . . . . . . . . . . . . . . . . . . . . . .  __
  Futures Contracts - Equity Funds. . . . . . .  . . . . . . . __
  Futures Margin Payments - Equity Funds. . . .. . .   ... . . __
  Purchasing Put and Call Options - Equity Funds.. . . . . . . __
  Writing Put and Call Options - Equity Funds.. . . . .  . . . __
  Combined Positions - Equity Funds. . . . . . . . . . . . . . __
  Correlations of Price Changes - Equity Funds.. . . . . . . . __
  Liquidity of Options and Futures Contracts - Equity Funds. . __
  OTC Options - Equity Funds . . . . .. . . . . . . . . . . .  __
  Option and Futures Relating to Foreign Currencies -
   Equity Funds . . . . .. . . . . . . . . . . . . . . . . . . __
  Asset Coverage for Futures and Options Positions -
   Equity Funds . . . . . .. . . . . . . . . . . . . . . . . . __
  Structured Notes - Equity Funds . . . . . . . . . . . . . .  __
  Zero Coupon Bonds and "Stripped" Securities - Equity Funds . __
  Short Sales - Equity Funds . . . . .. . . . . . . . . . .  . __

COMMODITY FUTURES TRADING REGISTRATION EXEMPTION . . . . . . . __

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . __
  Investment Limitations-Limited Term National Fund and
   Limited Term California Fund. . . . . . . . . . . . . . . . __
  Investment Limitations-Intermediate National Fund and
   Intermediate New Mexico Fund . . . . . . . . . . . . .. . . __
  Investment Limitations-Government Fund. . . . . . . . . . .  __
  Investment Limitations-Income Fund. . . . . . . . . . . . .  __
  Investment Limitations-Value Fund, International Value
   Fund, Growth Fund, Income Builder Fund, Global Opportunities
   Fund and International Growth Fund . . . . . . . . . . . .  __

YIELD AND RETURN COMPUTATION. . . . . . . . . . . . . . . . . . __
Performance and Portfolio Information . . . . . . . . . . . . . __

REPRESENTATIVE PERFORMANCE INFORMATION. . . . . . . . . . . . . __
Representative Performance Information - Limited Term
  National Fund (Institutional Class Shares). . . . . . . . . . __
Representative Performance Information - Limited Term
  California Fund (Institutional Class Shares). . . . . . . . . __
Representative Performance Information - Intermediate
  National Fund (Institutional Class Shares). . . . . . . . . . __
Representative Performance Information - Intermediate
  New Mexico Fund (Class A Shares). . . . . . . . . . . . . . . __
Representative Performance Information - Government Fund
  (Institutional Class Shares). . . . . . . . . . . . . . . . . __
Representative Performance Information - Income Fund
  (Institutional Class Shares). . . . . . . . . . . . . . . . . __
Representative Performance Information - Value Fund
  (Institutional Class Shares). . . . . . . . . . . . . . . . . __
Representative Performance Information -
  International Value Fund (Institutional Class Shares) . . . . __
Representative Performance Information -
  Growth Fund (Institutional Class Shares) . . . . . . . . . . .__
Representative Performance Information -
  Income Builder Fund (Institutional Class Shares). . . . . . . __
Representative Performance Information
  Global Opportunities Fund (Institutional Class Shares). . . . __
Representative Performance Information
  International Growth Fund (Institutional Class Shares). . . . __

ADDITIONAL MATTERS RESPECTING TAXES . . . . . . . . . . . . . . __
  Election by the Funds-Subchapter M. . . . . . . . . . . . . . __
  Backup Withholding . . . . . . . . . . . . . . . . . . . . . .__
  Distributions by Investment Companies - In General. . . . . . __
  Municipal Funds - Income Dividends. . . . . . . . . . . . . . __
  Foreign Currency Transactions . . . . . . . . . . . . . . . . __
  Foreign Withholding Taxes . . . . . . . . . . . . . . . . . . __
  Redemptions or Other Dispositions of Shares . . . . . . . . . __

DISTRIBUTIONS AND SHAREHOLDER ACCOUNTS  . . . . . . . . . . . . __

INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENTS,
  AND ADMINISTRATIVE SERVICES AGREEMENTS. . . . . . . . . . . . __
  Investment Advisory Agreement . . . . . . . . . . . . . . . . __
  Proxy Voting Policies. . . . . . . . . . . . . . . . . . . .  __
  Administrative Services Agreement . . . . . . . . . . . . . . __

SERVICE PLANS . . . . . . . . . . . . . . . . . . . . . . . . . __

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . .  __
  Portfolio Turnover Rates. . . . . . . . . . . . . . . . . . . __

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS INFORMATION . . . . __
  Selective Disclosure of Nonpublic Holdings Information. . . . __
  Making Holdings Information Publicly Available. . . . . . . . __

MANAGEMENT. . . . . . . . . . . . . . . . . . . . . . . . . . . __
  Committees of the Trustees. . . . . . . . . . . . . . . . . . __
  Compensation of the Trustees . . . . . . . . . . . . . . . .  __
  Certain Ownership Interests of Trustees . . . . . . . . . . . __
  Personal Securities Transactions of Personnel . . . . . . . . __

INFORMATION ABOUT PORTFOLIO MANAGERS . . . . . . . . . . . . .  __
  Portfolio Manager Compensation. . . . . . . . . . . . . . . . __
  Conflicts of Interest . . . . . . . . . . . . . . . . . . . . __
  Accounts Managed by Portfolio Managers. . . . . . . . . . . . __
  Portfolio Managers' Ownership of Shares in the Funds. . . . . __

PRINCIPAL HOLDERS OF SECURITIES . . . . . . . . . . . . . . . . __
  Limited Term National Fund . . . . . . . . . . . . . . . . .  __
  Limited Term California Fund. . . . . . . . . . . . . . . . . __
  Intermediate National Fund . . . . . . . . . . . . . . . . .  __
  Intermediate New Mexico Fund. . . . . . . . . . . . . . . . . __
  Government Fund . . . . . . . . . . . . . . . . . . . . . . . __
  Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . __
  Value Fund. . . . . . . . . . . . . . . . . . . . . . . . . . __
  International Value Fund. . . . . . . . . . . . . . . . . . . __
  Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . __
  Income Builder Fund. . . . . . . . . . . . . . . . . . . . .  __
  Global Opportunities Fund. . . . . . . . . . . . . . . . . .  __
  International Growth Fund. . . . . . . . . . . . . . . . . .  __

NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . . . __

DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . . __

ADDITIONAL INFORMATION RESPECTING PURCHASE AND
REDEMPTION OF SHARES . . . . . . .  . . . . . . . . . . . . . . __
  Share Class Conversion within Certain Fee-Based Accounts . . .__

BUSINESS CONTINUITY PLAN . . . . . . . . . . . . . . . . . . .. __

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM . . . . . . . . . __



                         ORGANIZATION OF THE FUNDS

     Limited Term National Fund, Limited Term California Fund, Intermediate Municipal Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund are diversified series and Intermediate New Mexico Fund is a nondiversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized on June 3, 1987 as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trust currently has 14 authorized Funds, 12 of which are described in this Statement of Additional Information. The Trustees are authorized to divide the Trust's shares into additional series and classes.

     Limited Term National Fund and Limited Term California Fund were formed on December 8, 2003 to serve as the vehicles for acquisition of substantially all of the assets, respectively, of Thornburg Limited Term Municipal Fund National Portfolio and Thornburg Limited Term Municipal Fund California Portfolio (together, the "predecessor funds"), investment portfolios of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation organized in 1984 as a diversified open-end management investment company ("Thornburg LTMF"). The Board of Directors of Thornburg LTMF determined in December of 2003 that the best interests of Thornburg LTMF's shareholders would be served by combining its two funds with the Funds then offered by the Trust. This transaction, herein sometimes referred to as the "reorganization," was consummated on June 21, 2004 when each of the funds of Thornburg LTMF transferred substantially all of its respective assets to Limited Term National Fund and Limited Term California Fund. Each of Limited Term National Fund and Limited Term California Fund have investment objectives and policies identical to those of its predecessor fund, and each of those funds is managed under an investment management agreement which is substantially identical to the agreement under which its predecessor fund was managed. The Funds commenced a continuous offering of their shares to the public upon the completion of the reorganization. Financial information in this Statement of Additional Information for Limited Term National Fund and Limited Term California Fund pertains to the predecessor funds for periods before the reorganization.

     The assets received for the issue or sale of shares of each Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund are segregated on the books of account, and are charged with the liabilities with respect to that Fund and with a share of the general expense of the Trust. Expenses with respect to the Trust are allocated in proportion in the asset value of the respective series and classes of the Trust except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, determine which expenses are allocable to a given Fund, or generally allocable to all of the Funds of the Trust. In the event of the dissolution or liquidation of the Trust, shareholders of each Fund are entitled to receive as a class and underlying assets of that Fund which are available for distribution.

     Each of the Funds may in the future, rather than invest in securities generally, seek to achieve its investment objectives by pooling its assets with assets of other funds for investment in another investment company having the same investment objective and substantially similar investment policies and restrictions as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce cost. It is expected that any such investment company would be managed by Thornburg Investment Management, Inc. ("Thornburg") in a manner substantially similar to the corresponding Fund. Shareholders of each Fund would receive prior written notice of any such investment, but would not be entitled to vote on the action. Such an investment would be made only if at least a majority of the Trustees of the Fund determined it to be in the best interest of the participating Fund and its shareholders.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. Thornburg believes that, in view of the above, the risk of personal liability to shareholders is remote.

     Each Fund may hold special shareholder meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental investment policies, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Each Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative rights or preemptive rights.

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian of the assets of the Funds. The Custodian is responsible for the safekeeping of the Funds' assets and the appointment of subcustodian banks and clearing agencies. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds.

                           INVESTMENT POLICIES

MUNICIPAL FUNDS

        Limited Term National Fund, Limited Term California Fund, Intermediate National Fund and Intermediate New Mexico Fund are sometimes referred to in this Statement of Additional Information as the "Municipal Funds." The primary investment objective of each of the Municipal Funds is to seek as high a level of current investment income exempt from individual federal income tax as is consistent, in the view of the Funds' investment advisor, with the preservation of capital. In addition, Limited Term California Fund seeks exemption of its income dividends from California state individual income taxes and Intermediate New Mexico Fund seeks exemption of its income dividends from New Mexico state individual income taxes. The objective of preserving capital may preclude the Municipal Funds from obtaining the highest possible yields.

     Limited Term National Fund and Limited Term California Fund each will maintain a portfolio having a dollar-weighted average maturity of normally less than five years, with the objective of reducing fluctuations in its net asset value relative to municipal bond portfolios with longer average maturities while expecting lower yields than those received on portfolios with longer average maturities. The Intermediate National Fund and Intermediate New Mexico Fund each will maintain a portfolio having a dollar-weighted average maturity of normally three to ten years, with the objective of reducing fluctuations in net asset value relative to long-term municipal bond portfolios. The Intermediate Funds may receive lower yields than those received on long-term bond portfolios, while seeking higher yields and expecting higher share price volatility than the Limited Term Funds.

     The following discussion supplements the disclosures in the Thornburg Institutional Class Shares Prospectus respecting the Municipal Funds' investment policies, techniques and investment limitations.

Fund Investments - In General
------------------------------
     Each Municipal Fund's assets will normally consist of (1) municipal obligations or participation interests therein that are rated at the time of purchase within the four highest grades Aaa, Aa, A, Baa by Moody's Investors Service ("Moody's"), or AAA, AA, A, BBB by Standard & Poor's Corporation ("S&P") or Fitch Investors Service ("Fitch"), (2) municipal obligations or participation interests therein that are not rated by a rating agency, but are issued by obligors that have other comparable debt obligations that are rated within the four highest grades by Moody's, S&P or Fitch, or in the case of obligors whose obligations are unrated, are deemed by Thornburg to be comparable with issuers having such debt ratings, and (3) a small amount of cash or equivalents. In normal conditions, the Municipal Funds will hold cash pending investment in portfolio securities or anticipated redemption requirements. For an explanation of these ratings, please see "Ratings" below. To the extent that unrated municipal obligations may be less liquid, there may be somewhat greater risk in purchasing unrated municipal obligations than in purchasing comparable, rated municipal obligations. If a Fund experienced unexpected net redemptions, it could be forced to sell such unrated municipal obligations at disadvantageous prices without regard to the obligations' investment merits, depressing the Fund's net asset value and possibly reducing the Fund's overall investment performance.

     Except to the extent that the Municipal Funds are invested in temporary investments for defensive purposes, each Municipal Fund will, under normal conditions, invest 100% of its assets in municipal obligations and normally will not invest less than 80% of its assets in municipal obligations. This 80% policy is a fundamental investment policy of each of the Municipal Funds and may be changed only with the approval of a majority of the outstanding voting securities of a given series of the Fund. Under normal conditions each of the single state Municipal Funds invests 100% of its assets in obligations originating in the state having the same name as the Fund or issued by United States territories or possessions, and as a matter of fundamental policy, invests 80% of its assets in municipal obligations (i) exempt from regular individual federal income tax and exempt from individual income tax in the state having the same name as the Fund, and (ii) originating in the state having the same name as the Fund.

     In applying the percentage investment restrictions described in the preceding paragraph and in the third and fourth paragraphs following, the term "assets" means net assets of the Fund plus the amount of any borrowings for investment purposes.

     The ability of the Municipal Funds to achieve their investment objectives is dependent upon the continuing ability of issuers of municipal obligations in which the Funds invest to meet their obligations for the payment of interest and principal when due. In addition to using information provided by the rating agencies, Thornburg will subject each issue under consideration for investment to its own credit analysis in an effort to assess each issuer's financial soundness. This analysis is performed on a continuing basis for all issues held by the Municipal Funds. Thornburg subjects each issue under consideration for investment to the same or similar credit analysis that Thornburg applies to rated issues.

     Credit ratings are helpful in evaluating bonds, but are relevant primarily to the safety of principal and interest payments under the bonds. These ratings do not reflect the risk that market values of bonds will fluctuate with changes in interest rates. Additionally, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events subsequent to initial ratings. Thornburg reviews data respecting the issuers of the Municipal Funds' portfolio assets on an ongoing basis, and may dispose of portfolio securities upon a change in ratings or adverse events not reflected in ratings.

     Each of the Municipal Funds has reserved the right to invest up to 20% of its assets in "temporary investments" in taxable securities (of comparable quality to the above tax-exempt investments) that would produce interest not exempt from federal or state income tax. See "Temporary Investments" below.

     No Municipal Fund will purchase securities if, as a result, more than 25% of the Fund's total assets would be invested in any one industry. However, this restriction will not apply to purchase of (i) securities of the United States Government and its agencies, instrumentalities and authorities, or (ii) tax exempt securities issued by other governments or political subdivisions, because these issuers are not considered to be members of any industry. This restriction may not be changed as to any Municipal Fund unless approved by a majority of the outstanding shares of the Fund.

     The Municipal Funds' investment objectives and policies, unless otherwise specified, are not fundamental policies and may be changed without shareholder approval.

Municipal Obligations
---------------------
     Municipal obligations include debt and lease obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the procurement of funds for general operating expenses and the procurement of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Municipal obligations have also been issued to finance single-family mortgage loans and to finance student loans. Such obligations are included within the term "municipal obligations" for this discussion if the interest paid thereon is exempt from federal income tax.

     The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source. Industrial development bonds are in most cases revenue bonds and are generally not secured by the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of municipal obligations, both within a particular classification and between classifications, depending on numerous factors.

     The Municipal Funds may invest in a variety of types of municipal obligations, including but not limited to bonds, notes (such as tax anticipation and revenue anticipation notes), commercial paper and variable rate demand instruments. Variable rate demand instruments are municipal obligations or participations therein, either publicly underwritten and traded or privately purchased, that provide for a periodic adjustment of the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal amount and accrued interest upon not more than seven days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Such letters of credit, guarantees or insurance will be considered in determining whether a municipal obligation meets a Fund's investment criteria. The issuer of a variable rate demand instrument may have the corresponding right to prepay the principal amount prior to maturity.

     The Municipal Funds also may purchase fixed rate municipal demand instruments either in the public market or privately. Such instruments may provide for periodic adjustment of the interest rate paid to the holder. The "demand" feature permits the holder to demand payment of principal and interest prior to the instrument's final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument. In some cases these demand instruments may be in the form of units, each of which consists of (i) a municipal obligation and (ii) a separate put option entitling the holder to sell to the issuer of such option the municipal obligation in the unit, or an equal aggregate principal amount of another municipal obligation of the same issuer, issue and maturity as the municipal obligation, at a fixed price on specified dates during the term of the put option. In those cases, each unit taken as a whole will be considered a municipal obligation, based upon an accompanying opinion of counsel. A Fund will invest in a fixed rate municipal demand instrument only if the instrument or the associated letter of credit, guarantee or insurance is rated within the three highest grades of a nationally recognized rating agency, or, if unrated, is deemed by Thornburg to be of comparable quality with issues having such debt ratings. The credit quality of such investments will be determined on a continuing basis by Thornburg for the Municipal Funds under the supervision of the Trustees of the Trust.

     A Municipal Fund also may purchase and sell municipal obligations offered on a "when-issued" or "delayed delivery" basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. When-issued transactions normally settle within 30-45 days. On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than the purchase price. At the time a Fund makes the commitment to purchase a municipal obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. That Fund also will maintain in a segregated account with State Street Bank & Trust Co., the Fund's custodian, liquid assets at least equal in value to commitments for when-issued or delayed delivery securities. Such assets will be marked to the market daily, and will be used specifically for the settlement of when-issued or delayed delivery commitments. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that each Fund will purchase such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt.

     The Municipal Funds may at times invest in municipal obligations, including lease revenue bonds and certificates of participation, which provide the Funds with a proportionate interest in payments made by the governmental issuer on an underlying municipal lease. Although municipal lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, these lease obligations are typically backed by the municipality's covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include "non-appropriation" clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. While the lease obligation might be secured by the leased property, it might be difficult for a Fund to dispose of the leased property in case of a default by the governmental lessee. In addition, some municipal lease obligations may be less liquid than other debt obligations, making it difficult for a Fund to sell the obligation at an acceptable price.

     In seeking to reduce the special risks associated with investment by the Municipal Funds in municipal lease obligations, Thornburg will consider: (i) whether the underlying lease can be canceled (ii) whether the nature of the leased equipment or property is such that its ownership or use is deemed essential to a governmental function of the governmental lessee (e.g., the potential for an "event of nonappropropriation"); (iii) in cases where the obligation gives a Fund a secured interest in the underlying equipment, whether that equipment has elements of portability or use that enhance its marketability in the event of a default by the governmental lessee; (iv) whether the governmental issuer's general credit is adequate; and (v) such other factors concerning credit quality or the Funds' legal recourse in the event of a default by the governmental issuer as Thornburg may deem relevant. Thornburg will also evaluate the liquidity of each municipal lease obligation upon its acquisition and periodically while it is held based upon various factors, including: (i) the frequency of trades and quotes for the obligation; (ii) the number of dealers who will buy or sell the obligation and the potential buyers for the obligation; (iii) the willingness of dealers to make a market for the obligation; (iv) the nature and timing of marketplace trades; and (v) such other factors concerning the trading market as Thornburg may deem relevant.

     No Municipal Fund will invest in illiquid securities if, as a result of the investment, more than 10% of its net assets will be invested in illiquid securities. For purposes of this limitation, "illiquid securities" shall be deemed to include (1) municipal lease obligations subject to non-appropriation risk where the underlying municipal lease is not rated (at the time the obligation is purchased by the Fund) within the four highest grades by Moody's or S&P and is not subject to a remarketing agreement (or not currently subject to remarketing, pursuant to the conditions of any such agreement then in effect, with a responsible remarketing party, deemed by Thornburg to be capable of performing its obligations), (2) repurchase agreements maturing in more than seven days,
(3) securities which the Funds are restricted from selling to the public without registration under the Securities Act of 1933, and (4) other securities or participations not considered readily marketable by the Funds. Notwithstanding the statement in (1) above, a municipal lease obligation with non-appropriation risk will not be deemed to be illiquid solely because the underlying municipal lease is unrated if Thornburg determines that the obligation is readily marketable because it is backed by an irrevocable bank letter of credit or an insurance policy.

     In January 2006, the Kentucky Court of Appeals ruled in Davis v. Department of Revenue that Kentucky's exemption from state income tax of interest paid on its own state bonds unlawfully discriminated against interstate commerce in violation of the United States Constitution because Kentucky did not extend a similar tax exemption to bonds issued by other states. In May 2007, the Supreme Court agreed to review the Davis decision. Oral arguments were held before the Supreme Court on November 5, 2007, and the Court is expected to issue a ruling in the first half of 2008. If the Supreme Court affirms the Davis decision, the tax-exempt treatment that other states afford to their state and local bonds could also be deemed unconstitutional. If this occurs, states would be forced to revisit the way in which they treat the interest on their municipal obligations, either by declaring that interest to be taxable or by applying the tax-exemption to municipal obligations issued by all states. Such changes may affect both the market value of municipal obligations and the value of mutual funds which hold those obligations. Such changes may also compel the Funds' Trustees to reevaluate the investment objectives and policies of Limited Term California Fund, Intermediate New Mexico Fund and Intermediate New York Fund and to submit possible changes in the structure of those Funds for the approval of their respective shareholders.

     From time to time, proposals have also been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. These proposals, if enacted, may have the effect of reducing the availability of investments for the Funds. Moreover, the value of the Funds' portfolios may be adversely affected. The Funds could be compelled to reevaluate their investment objectives and policies and submit possible changes in the structure of the Funds for the approval of their respective shareholders.

     The yields on municipal obligations are dependent on a variety of factors, including the condition of the general market and the municipal obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. See "Ratings." It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields, while municipal obligations of the same maturity and coupon with different ratings may have the same yield. The market value of outstanding municipal obligations will vary with changes in prevailing interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments. Such variations in market value of municipal obligations held in a Fund's portfolio arising from these or other factors will cause changes in the net asset value of the Fund's shares.

Ratings
-------
     Tax-Exempt Bonds. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Tax-exempt bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to tax-exempt bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated tax-exempt bonds. The Aaa and Aa rated tax-exempt bonds comprise what are generally known as "high grade bonds." Tax-exempt bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated tax-exempt bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Tax-exempt bonds rated Baa are considered "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such tax-exempt bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The foregoing ratings are sometimes presented in parentheses preceded with "Con." indicating the bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes the probable credit status upon completion of construction or elimination of the basis of the condition.

     The four highest ratings of S&P and Fitch for tax-exempt bonds are AAA, AA, A, and BBB. Tax-exempt bonds rated AAA bear the highest rating assigned by S&P and Fitch to a debt obligation and indicate an extremely strong capacity to pay principal and interest. Tax-exempt bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating, which is the lowest "investment grade" security rating by S&P or Fitch, indicates an adequate capacity to pay principal and interest. Whereas BBB rated municipal obligations normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, the completion.

     Municipal Notes. The ratings of Moody's for municipal notes are MIG 1, MIG 2, MIG 3 and MIG 4. Notes bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the designation MIG 2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group. Notes bearing the designation of MIG 3 are judged to be of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

     The S&P ratings for municipal notes are SP-1+, SP-1, SP-2 and SP-3. Notes bearing an SP-1+ rating are judged to possess overwhelming safety characteristics, with either a strong or very strong capacity to pay principal and interest. Notes rated SP-1 are judged to have either a strong or very strong capacity to pay principal and interest but lack the overwhelming safety characteristics of notes rated SP-1+. Notes bearing an SP-2 rating are judged to have a satisfactory capacity to pay principal and interest, and notes rated SP-3 are judged to have a speculative capacity to pay principal and interest.

     Tax-Exempt Demand Bonds. The rating agencies may assign dual ratings to all long term debt issues that have as part of their provisions a demand or multiple redemption feature. The first rating addresses the likelihood of repayment of principal and interest as due and the second rating addresses only the demand feature. The long term debt rating symbols are used for bonds to denote the long term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For newer "demand notes" maturing in 3 years or less, the respective note rating symbols, combined with the commercial paper symbols, are used (for example. "SP-1+/A-1+").

     Commercial Paper. The ratings of Moody's for issuers of commercial paper are Prime-1, Prime-2 and Prime-3. Issuers rated Prime-1 are judged to have superior ability for repayment which is normally evidenced by (i) leading market positions in well established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structures with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 are judged to have a strong capacity for repayment which is normally evidenced by many of the characteristics cited under the discussion of issuers rated Prime-1 but to a lesser degree. Earnings trends, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Adequate liquidity is maintained. Issuers rated Prime-3 are judged to have an acceptable capacity for repayment. The effect of industry characteristics and market composition may be more pronounced.
Variability of earnings and profitability may result in changes in the level of debt-protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     The ratings of S&P for commercial paper are A (which is further delineated by Categories A-1+, A-1, A-2 and A-3), B, C and D. Commercial paper rated A is judged to have the greatest capacity for timely payment. Commercial paper rated A-1+ is judged to possess overwhelming safety characteristics. Commercial paper rated A-1 is judged to possess an overwhelming or very strong degree of safety. Commercial paper rated A-2 is judged to have a strong capacity for payment although the relative degree of safety is not as high as for paper rated A-1. Commercial paper rated A-3 is judged to have a satisfactory capacity for timely payment but is deemed to be somewhat more vulnerable to the adverse changes in circumstances than paper carrying the higher ratings. Commercial paper rated B is judged to have an adequate capacity for timely payment but such capacity may be impaired by changing conditions or short-term adversities.

Temporary Investments
---------------------
     Each Municipal Fund has reserved the right to invest up to 20% of its assets in "temporary investments" in taxable securities that would produce interest not exempt from federal income tax. See "Taxes." Such temporary investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. These investments are limited to the following short-term, fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States government or its agencies, instrumentalities or authorities; (ii) prime commercial paper within the two highest ratings of Moody's or S&P; (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to the foregoing types of securities. Repurchase agreements will be entered into only with dealers, domestic banks or recognized financial institutions that in Thornburg's opinion represent minimal credit risk. Investments in repurchase agreements are limited to 5% of a Fund's assets. See the next paragraph respecting repurchase agreements. In addition, temporary taxable investments may exceed 20% of a Fund's net assets when made for defensive purposes during periods of abnormal market conditions. None of the Municipal Funds expect to find it necessary to make such temporary investments.

Repurchase Agreements
---------------------
     Each Municipal Fund may enter into repurchase agreements with respect to taxable securities constituting "temporary investments" in its portfolio. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. No Municipal Fund will enter into a repurchase agreement if, as a result, more than 5% of the value of its net assets would then be invested in repurchase agreements.

        The Funds may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

        For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the security subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the security purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

U.S. Government Obligations
---------------------------
     Each Municipal Fund's temporary investments in taxable securities may include obligations of the U.S. government. These include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government and established under the authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and the Federal National Mortgage Association. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Special Risks Affecting Limited Term California Fund
----------------------------------------------------
     Limited Term California Fund invests primarily in municipal obligations originating in the state of California. For this reason an investment in Limited Term California Fund may be riskier than an investment in Limited Term National Fund, which buys debt obligations from throughout the U.S. Prospective investors should consider the risks inherent in the investment concentration of Limited Term California Fund before investing.

     California has a population of 37.4 million, the largest of the 50 states. Its economy is among the largest in the world when compared with other countries. The predominant industry, more than twice as large as the next largest, is agriculture (including fruit, vegetables, dairy, nuts, and wine). This is followed by aerospace, television, movies, light manufacturing, including computer hardware and software, and mining. Although the state's manufacturing sector has continued to contract over time, the state's service sector has expanded.

     California's economic expansion slowed in 2006 and 2007 in response to both the declining market for residential real estate and soaring fuel prices. After rising through 2005, property values in California started to decline in 2006, and sharply declined in 2007 as mortgage delinquencies and home foreclosures escalated. Overall, the state's housing sector turned down more sharply in 2006 and 2007 than has the national housing sector.

     At the close of fiscal year 2006-07, California had about $4 billion in reserves ("rainy day funds"). The state maintains two rainy day funds, the Budget Stabilization Account ("BSA") and the Reserve for Economic Uncertainties ("REU"). At the close of the 2006-07 fiscal year, the BSA measured $472 million and the REU measured $3.6 billion.

     In September 2007 the state government enacted a 2007-08 budget that calls for $145 billion in expenditures, comprised of a $102 billion general fund, $29 billion in special funds, and $14 billion in bond funds. The budget projects $4.1 billion in reserves at fiscal year end. However, many of the budget solutions are of a one-time nature, and projections after this fiscal year call for operating shortfalls in 2008-09 and 2009-10.

     According to data from the Federation of Tax Administrators, an organization of state tax officials, California state and local tax collections reached $146.6 billion in 2005. As a percent of personal income, state and local revenue absorbed 17% of personal income, which ranked 18th in the nation. California's reliance on various forms of taxation is typical of the average state. In 2005 approximately 29% of state and local tax revenue was from personal income tax, 28% from sales tax, 23% from property tax, 6% from corporate income tax, and 16% from other sources.

     According to data from the Tax Foundation, an independent organization, California's per capital personal income was $43,338 in 2006, and the per capital tax burden was $4,965. The combined state and local tax burden was 11.5% of personal income, ranking 12th highest in the U.S.

     According to data from the California Legislative Analyst's Office, outstanding bonds in 2007 totaled $56.9 billion. In addition, the state estimates the value of its other post-employment employee health care benefits obligation at $48 billion.

Special Risks Affecting Intermediate New Mexico Fund
----------------------------------------------------
     Intermediate New Mexico Fund invests primarily in municipal obligations originating in New Mexico. For this reason an investment in Intermediate New Mexico Fund may be riskier than an investment in Intermediate National Fund, which buys debt obligations from throughout the United States. Prospective investors should consider the risks inherent in the investment concentration of Intermediate New Mexico Fund before investing.

     New Mexico has a population of 1.9 million, which is growing at a modest pace. Major industries in New Mexico are oil and gas production, semiconductor manufacturing, tourism, arts and crafts, agriculture, government, manufacturing, and mining. Many New Mexicans derive much of their income from mineral extraction. The state produces uranium ore, manganese ore, potash, salt, perlite, copper ore, beryllium, and tin concentrates. Natural gas, oil, and coal are also extracted.

     Major federally funded scientific research facilities at Los Alamos, Albuquerque, and White Sands are also important parts of the state economy and limit the state's exposure to local and national economic cycles. Potential future economic vulnerabilities for the state include declines in mineral extraction, declines in oil and gas prices, possible budget decreases at federally funded laboratories, and a possible general slowdown in the state's economy.

     In fiscal year 2007, the state recorded general fund revenue of $5.7 billion and finished the year with reserves of $519 million. The 2008 state general fund budget projects $5.8 billion in revenue and ending reserves of $575 million.

     Total tax-supported debt in New Mexico is $1.9 billion, which ranks No. 29 among the 50 states. In addition, in 2007 the state estimated it has a $4.1 billion obligation for other post-employment benefits, which will cover non-pension retirement benefits for state employees.

     According to data from the Federation of Tax Administrators, an organization of state tax officials, in 2005 New Mexico state and local tax collections reached $6.07 billion. As a percent of personal income, state and local revenue absorbed 19% of personal income, which ranked 4th
highest in the nation.   New Mexico's reliance on various forms of
taxation for state and local revenue is fairly typical of the average state, except that oil and gas severance taxes provide a substantial source. In 2005, 14% of New Mexico's tax collections came from property taxes, 35% came from sales tax, 18% came from individual income tax, 4% came from corporate income tax, and 28% came from other sources such as oil and gas severance tax.

     According to data from the Tax Foundation, an independent organization, New Mexico's per capita personal income was $33,163 in 2006, and the per capita tax burden was $3,251. The combined state and local tax burden was 9.8% of personal income, ranking 40th highest in the U.S.

GOVERNMENT FUND AND INCOME FUND

     Government Fund and Income Fund each has the primary investment objective of providing, through investment in a professionally managed portfolio of fixed income obligations, as high a level of current income as is consistent, in the investment advisor's view, with safety of capital. Government Fund will seek to achieve its primary investment objective by investing primarily in obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities and in participations in such obligations or in repurchase agreements secured by such obligations. Income Fund will seek to achieve its primary objective by investing in primarily in investment grade short and intermediate maturity bonds and asset backed securities such as mortgage backed securities and collateralized mortgage obligations. Income Fund also may invest in other securities, and utilize other investment strategies to hedge market risks, manage cash positions or to enhance potential gain. Additionally, each of these Funds has the secondary objective of reducing fluctuations in its net asset value compared to longer term portfolios, and will pursue this objective by investing in obligations with an expected dollar-weighted average maturity of normally less than five years. There is no assurance that the Funds will achieve their respective goals.

        The following discussion supplements the disclosure in the Funds' Prospectus respecting Government Fund's and Income Fund's investment policies, techniques and investment limitations.

Determining Portfolio Average Maturity - Government Fund and Income Fund
------------------------------------------------------------------------
     For purposes of each Fund's investment policy, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features (such as put or demand features) or a variable rate of interest which, in the judgment of Thornburg, will result in the instrument being valued in the market as though it has an earlier maturity.

     In addition, Government Fund and Income Fund may estimate the expected maturities of certain securities it purchases in connection with achieving its investment objectives. Certain obligations such as Treasury Bills and Notes have stated maturities. However, certain obligations a Fund may acquire, such as GNMA certificates, are interests in pools of mortgages or other loans having varying maturities.

     Due to prepayments of the underlying mortgage instruments or other loans, such asset-backed securities do not have a known actual maturity (the stated maturity date of collateralized mortgage obligations is, in effect, the maximum maturity date). In order to determine whether such a security is a permissible investment for a Fund (and assuming the security otherwise qualifies for purchase by the Fund), the security's remaining term will be deemed equivalent to the estimated average life of the underlying mortgages at the time of purchase of the security by the Fund. Average life will be estimated by the Fund based on Thornburg's evaluation of likely prepayment rates after taking into account current interest rates, current conditions in the relevant housing markets and such other factors as it deems appropriate. There can be no assurance that the average life as estimated will be the actual average life.

     For example, the mortgage instruments in the pools underlying mortgage-backed securities have original maturities ranging from 8 to 40 years. The maximum original maturity of the mortgage instruments underlying such a security may, in some cases, be as short as 12 years. The average life of such a security at the time of purchase by a Fund is likely to be substantially less than the maximum original maturity of the mortgage instruments underlying the security because of prepayments of the mortgage instruments, the passage of time from the issuance of the security until its purchase by a Fund and, in some cases, the wide dispersion of the original maturity dates of the underlying mortgage instruments.

     Certain securities which have variable or floating interest rates or demand or put features may nonetheless be deemed to have remaining actual lives which are less than their stated nominal lives. In addition, certain asset-backed securities which have variable or floating interest rates may be deemed to have remaining lives which are less than the stated maturity dates of the underlying mortgages.

Purchase of Certificates of Deposit - Government Fund and Income Fund
---------------------------------------------------------------------
     In addition to the other securities each Fund may purchase, each Fund is authorized to purchase bank certificates of deposit under certain circumstances. Government Fund may under certain market conditions invest up to 20% of its assets in (i) time certificates of deposit maturing in one year or less after the date of acquisition which are issued by United States banks having assets of $1,000,000,000 or more, and (ii) time certificates of deposit insured as to principal by the Federal Deposit Insurance Corporation. If any certificate of deposit (whether or not insured in whole or in part) is nonnegotiable, and it matures in more than 7 days, it will be considered illiquid, and subject to Government Fund's fundamental investment restriction that no more than 10% of the Fund's net assets will be placed in illiquid investments.

     Income Fund may invest in certificates of deposit of large domestic and foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of one billion U.S. dollars), including foreign branches of domestic banks, and certificates of deposit of smaller banks as described below. Although Income Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign banks or foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks. (See "Foreign Securities" below). The Income Fund may also invest in certificates of deposit issued by banks and savings and loan institutions which had at the time of their most recent annual financial statements total assets of less than one billion dollars, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more that $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks.

Mortgage-Backed Securities and Mortgage Pass-Through Securities -
  Government Fund and Income Fund
---------------------------------------------------------------
     If otherwise consistent with its investment restrictions and the Prospectus, each Fund may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. A Fund also may invest in debt obligations which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations - Government Fund and Income Fund"), and in other types of mortgage-related securities.

     A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate or return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment might tend to limit to some degree the increase in net asset value of the Fund because the value of some mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt obligations. During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed securities will decline.

     Interests in pools of mortgage-backed securities differ from other forms of debt obligations, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or insurer of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, or upon refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Such pools may be purchased by Income Fund, but will not be purchased by Government Fund. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets Income Fund's investment quality standards. There can be no assurance that the private insurer or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
Income Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, Thornburg determines that the securities meet Income Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Other Mortgage-Backed Securities - Government Fund and Income Fund
------------------------------------------------------------------
     Thornburg expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. Neither Government Fund nor Income Fund will purchase mortgage-backed securities or any other assets which, in the opinion of Thornburg, are illiquid and exceed, as a percentage of the Fund's assets, the percentage limitations on the Fund's investment in securities which are not readily marketable, as discussed below. Thornburg will, consistent with the Funds' respective investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities - Income Fund
-------------------------------------------
     The securitization techniques used to develop mortgage-backed securities are also applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in structures similar to the CMO pattern (see "Other Structured Finance Arrangements - Income Fund" below). If otherwise consistent with the Income Fund's investment objectives and policies, Income Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     One example of this type of asset-backed security is a Certificate of Automobile Receivables ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interests on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities may present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of bankruptcy laws and of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool assets, to ensure that the receipt of payment on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. Income Fund, as a possible purchaser of such securities, will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     Income Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of the residual will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

     The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a Fund holding these securities to dispose of the securities.

Collateralized Mortgage Obligations ("CMOs") - Government Fund and
Income Fund
------------------------------------------------------------------
     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against unanticipated early return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     The market for some CMOs may be less liquid than other debt obligations, making it difficult for a Fund to value its investment in the CMO or sell the CMO at an acceptable price.

FHLMC Collateralized Mortgage Obligations - Government Fund and
  Income Fund
---------------------------------------------------------------
     FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies or defaults.

Other Structured Finance Arrangements - Income Fund
---------------------------------------------------
     Collateralized mortgage obligations, described above, are a type of structured finance arrangement. Income Fund may also invest in other types of structured finance arrangements, including collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. A CBO is a trust or other special purpose entity ("SPE") which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unstructured loans, and subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. CMOs, CBOs, CLOs and other similarly structured securities are sometimes referred to generally as collateralized debt obligations ("CDOs").

     The cashflows from a CDO's trust or SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche, which bears the first loss from defaults from the bonds or loans in the trust or SPE and serves to protect the other, more senior tranches from defaults (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade.
Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults, and/or investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (i.e., in the form of obligations of the same type, rather than cash), which involves continued exposure to default risk with respect to such payments.

     Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect the Fund against the risk of loss on default of the collateral. Certain CDOs may use derivative contracts, such as credit default swaps, to create "synthetic" exposure to assets rather than holding such assets directly, which entails the risk of derivative instruments described elsewhere in this Statement of Additional Information. See, e.g., "Swaps, Caps, Floors and Collars - Income Fund." CDOs may charge management fees and administrative expenses, which are in addition to those of the Fund. The Fund will not invest in CDOs that are managed by Thornburg or its affiliates.

     The risks of investment in a CDO depend largely on the type of collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. However, an active dealer market may exist for CDOs, which may allow a CDO to qualify for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities described elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the qualify of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO's manager may perform poorly.

Repurchase Agreements - Government Fund and Income Fund
-------------------------------------------------------
     In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of
purchase.   The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

     The Funds may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

     For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the security purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When-Issued Securities - Government Fund and Income Fund
--------------------------------------------------------
     Government Fund or Income Fund each may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. To the extent that assets of a Fund are not invested prior to the settlement of a purchase of securities, the Fund will earn no income; however, it is intended that each Fund will be fully invested to the extent practicable and subject to the Fund's investment policies. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that each Fund will purchase such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or
less than the purchase price.   Neither Fund believes that its net asset
value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. Each Fund will maintain in a segregated account liquid assets at least equal in value to commitments for when-issued or forward delivery securities. Such assets will be marked to the market daily, and will be used specifically for the settlement of when-issued or forward delivery commitments.

Reverse Repurchase Agreements - Government Fund and Income Fund
---------------------------------------------------------------
     In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. Neither Government Fund nor Income Fund will enter into any such transaction if, as a result, more than 5% of the Fund's total assets would then be subject to reverse repurchase agreements. See the "Investment Restrictions" applicable to each Fund, below. Such transactions may increase fluctuations in the market value of the Funds' assets and may be viewed as a form of leverage.

Dollar Roll Transactions - Government Fund and Income Fund
----------------------------------------------------------
     Either Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The selling Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

     Dollar rolls are treated for purposes of the 1940 Act as borrowings of the Fund entering into the transaction because they involve the sale of a security coupled with an agreement to repurchase, and are subject to the investment restrictions applicable to any borrowings made by the Fund. Like all borrowings, a dollar roll involves costs to the borrowing Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

     Dollar rolls involve potential risks of loss to the selling Fund which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Securities Lending - Government Fund and Income Fund
----------------------------------------------------
     Each Fund may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Funds to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Thornburg to be of good standing. Furthermore, they will only be made if, in Thornburg's judgment, the consideration to be earned from such loans would justify the risk.

     Thornburg understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Other Investment Strategies - Income Fund
-----------------------------------------
     Income Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity market movements), to manage the effective maturity or duration of fixed-income securities or portfolios, or to enhance potential gain. Such strategies are used by many mutual funds and other institutional investors. Techniques and instruments may change over time as new investments and strategies are developed or regulatory changes occur.

     In the course of pursuing these investment strategies, Income Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial futures, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Income Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.
Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for purposes not related to bona fide hedging or risk management. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables, including market conditions. The ability of the Income Fund to utilize these Strategic Transactions successfully will depend on the investment advisor's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

     Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the investment advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to Income Fund, force the sales of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options - Income Fund
------------------------------------------------
     Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument as to which the options relate. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Income Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, Income Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An American-style put or call option may be exercised at any time during the option period while a European-style put or call options may be exercised only upon expiration or during a fixed period prior thereto. Income Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

     With certain exceptions, OCC and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, to the extent the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     Income Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits;
(iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are set by negotiation of the parties. Income Fund will only enter into OTC options that have a buy-back provision permitting the Fund to require the Counterparty to buy back the option at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with Income Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction.
Accordingly, the investment advisor must assess the creditworthiness of each Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Income Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank in New York as "primary dealers," broker dealers, domestic or foreign banks or other financial institutions which have received a short-term credit rating of "A-1" from Standard & Poor's Corporation or "P-1" from Moody's Investor Services or have been determined by Thornburg to have an equivalent credit rating. The staff of the SEC currently takes the position that the amount of Income Fund's obligation pursuant to an OTC option is illiquid, and is subject to Income Fund's limitation on investing no more than 15% its assets in illiquid instruments.

     If Income Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

     Income Fund may purchase and sell call options on U.S. Treasury and agency securities, foreign sovereign debt, mortgage-backed securities, corporate debt obligations, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets and related futures on such securities other than futures on individual corporate debt and individual equity securities. All calls sold by the Fund must be "covered" or must meet the asset segregation requirements described below as long as the call is outstanding (i.e., the Fund must own the securities or futures contract subject to the call). Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security and may require the Fund to hold a security which it might otherwise have sold.

     Income Fund may purchase and sell put options that relate to U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt obligations, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio) or futures on such securities other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under its hedging, duration management, risk management, and other Strategic Transactions other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures - Income Fund
------------------------------------------------
     Income Fund may purchase and sell financial futures contracts or purchase put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract.

     Income Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 5% of the face amount of the contract, but may be higher in some circumstances. Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position will be offset prior to settlement and that delivery will not occur.

     Income Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the segregation requirements with respect to futures and options thereon are described below.

Options on Securities Indices and Other Financial Indices - Income Fund
-----------------------------------------------------------------------
     Income Fund also may purchase and sell call and put options on securities indices and other financial indices and, in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.
Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement (i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions - Income Fund
-----------------------------------
     Income Fund may engage in currency transactions with Counterparties in order to hedge the value of currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below.

     Income Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transactions hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     Income Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended to wholly or partially offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency other than with respect to proxy hedging as described below.

     Income Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, Income Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. Hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions - Income Fund
--------------------------------------------
     Currency transactions are subject to risks different from other transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to Income Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available.
Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's economy.

Combined Transactions - Income Fund
-----------------------------------
     Income Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and any combination of futures, options and currency transactions ("combined" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of Thornburg, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Thornburg's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the goal.

Swaps, Caps, Floors and Collars - Income Fund
---------------------------------------------
     Among the Strategic Transactions into which Income Fund may enter are swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Income Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Swaps involve the exchange by the Fund and another party of their respective commitments to pay or receive cash flows. Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating rate payments. An interest rate swap is an agreement between two parties to exchange payments over a specified period of time that are based on specified interest rates and a notional amount. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A credit default swap is an agreement to transfer the credit exposure of fixed income securities between parties. The seller in a credit default swap contract is required to pay the buyer the par (or other agreed-upon value) of a referenced debt obligation in the event that a third party, such as a corporate issuer, defaults on the debt obligation. In return, the buyer receives from the seller a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the buyer keeps the stream of payments and has no payment obligations to the seller. An interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. An interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor if the specified interest rate index decreases below the level of the floor. An interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. Purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     Income Fund may enter into swaps, caps, floors or collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, Thornburg and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into the transaction, the unsecured long term debt rating of the Counterparty combined with any credit enhancements, satisfies credit criteria established by the Trust's trustees. If there is a default by the Counterparty or if the Counterparty's creditworthiness declines, the Fund will likely have contractual remedies pursuant to the agreements related to the transaction, but the value of the swap or other agreement likely would decline, potentially resulting in losses. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments - Income Fund
------------------------------------
     Income Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in the LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the United States - Income Fund
-----------------------------------------------------------------------
     When constructed outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in Income Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts - Income Fund
----------------------------------------------------------
     Some transactions which Income Fund may enter into, including many Strategic Transactions, require that Income Fund segregate liquid high grade debt assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. Transactions which require segregation include reverse repurchase agreements, dollar rolls, undertakings by the Fund to purchase when-issued securities, the Fund's sales of put or call options, the Fund's sales of futures contracts, currency hedging transactions (including forward currency contracts, currency futures and currency swaps) and swaps, floors and collars to the extent of the Fund's uncovered obligation under the transaction. In general, the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or an amount of cash or liquid high grade debt obligations at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities without additional consideration or to segregate liquid high-grade assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade debt assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price.

     Except when Income Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations, or to segregate liquid high grade debt assets equal to the amount of the Fund's obligation.

     OTC options entered into by Income Fund, including those on securities, currency, financial instruments or indices, OCC issued and exchange listed index options, swaps, caps, floors and collars will generally provide for cash settlement. As a result, with respect to these instruments the Fund will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a put, or the in-the-money amount in the case of a call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. Other OCC issued and exchange listed options sold by the Fund, other than those above, generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, if any, will be treated the same as other options settling with physical delivery.

     In the case of a futures contract or an option thereon, Income Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, or high grade liquid debt instruments.

     With respect to swaps, Income Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

     Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Income Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required. If it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

     Income Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. See "Taxes."

Foreign Investments - Income Fund
---------------------------------
     Income Fund may invest in securities of foreign issuers. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. It may be more difficult to obtain and enforce a judgment against a foreign issuer. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises, and securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Thornburg will be able to anticipate these potential events or counter their effects.

VALUE FUND, INTERNATIONAL VALUE FUND, GROWTH FUND, INCOME BUILDER FUND, GLOBAL OPPORTUNTIES FUND AND INTERNATIONAL GROWTH FUND

     Value Fund and International Value Fund each seeks long term capital appreciation by investing in equity and debt securities of all types. Growth Fund and International Growth Fund each seeks long term growth of capital by investing in equity securities selected for their growth potential. Income Builder Fund seeks to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. Global Opportunities Fund seeks long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world. The secondary goal of Value Fund and International Value Fund is to seek some current income, and the secondary objective of Income Builder Fund is long term capital appreciation. There is no assurance that the Funds will achieve their respective goals.

     Value Fund expects to invest primarily in domestic equity securities selected on a value basis. However, the Fund may own a variety of securities, including foreign equity securities, partnership interests and foreign and domestic debt obligations and securities that are not currently paying dividends.

     International Value Fund invests primarily in foreign securities, and under normal market conditions, invests at least 75% of its net assets in foreign securities or depository receipts of foreign securities.

     Growth Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities, partnership interests and foreign debt obligations.

     Income Builder Fund pursues its investment objectives by investing in a broad range of income producing securities, primarily including stocks and bonds.

        Global Opportunities Fund pursues its investment objectives by investing primarily in a broad range of equity securities, including common stocks, preferred stocks, real estate investment trusts, other equity trusts and partnership interests.

        International Growth Fund expects to invest primarily in equity securities from issuers around the world (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including partnership interests and debt obligations.

     The following discussion supplements the disclosures in the Prospectus respecting the investment policies, techniques and investment limitations of Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund. These Funds are sometimes referred to herein as the "Equity Funds."

Illiquid Investments - Equity Funds
-----------------------------------
     Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Trustees, Thornburg determines the liquidity of investments by the Funds. In determining the liquidity of the Fund's investments, Thornburg may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or lender features), and (5) the nature of the market place for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment).

     Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, Thornburg may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund any have to close out the option before expiration.

     In the absence of market quotations, illiquid investments are priced at fair value as determined utilizing procedures and methods reviewed by the Trustees. If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities - Equity Funds
------------------------------------
     Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Fund could be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Swaps, Caps, Floors, Collars - Equity Funds
-------------------------------------------
     Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. The Fund is not limited to any particular form of swap agreement if Thornburg determines it is consistent with the Fund's investment objective and policies.

     Swaps involve the exchange by the Fund and another party of their respective commitments to pay or receive cash flows. Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating rate payments. An interest rate swap is an agreement between two parties to exchange payments over a specified period of time that are based on specified interest rates and a notional amount. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A credit default swap is an agreement to transfer the credit exposure of fixed income securities between parties. The seller in a credit default swap contract is required to pay the buyer the par (or other agreed-upon value) of a referenced debt obligation in the event that a third party, such as a corporate issuer, defaults on the debt obligation. In return, the buyer receives from the seller a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the buyer keeps the stream of payments and has no payment obligations to the seller. An interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. An interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor if the specified interest rate index decreases below the level of the floor. An interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. Purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     Inasmuch as these swaps, floors, caps and collars are entered into for good faith hedging purposes, Thornburg and the Funds believe these obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to borrowing restrictions. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation is less highly developed and, accordingly, may be less liquid than swaps.

     Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's credit worthiness declined or if the counterparty defaults, the Fund will likely have contractual remedies available to it, but the value of the swap agreement would be likely to decline, potentially resulting in losses. The Funds expect to be able to eliminate exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

     Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund each will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

Indexed Securities - Equity Funds
---------------------------------
     Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt obligations or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency indexed securities typically are short-term to intermediate-term debt obligations whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increases, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than their underlying instruments.

Repurchase Agreements - Equity Funds
------------------------------------
     In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. Each Fund may engage in repurchase agreements with respect to any security in which it is authorized to invest.

     Each Fund may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

     For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the security subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the security purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for either of the Funds, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements - Equity Funds
--------------------------------------------
     In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Thornburg. Such transactions may increase fluctuations in the market value of the Fund's assets and may be viewed as a form of leverage.

Securities Lending - Equity Funds
---------------------------------
     Each Fund may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Thornburg to be of good standing. Furthermore, they will only be made if, in Thornburg's judgment, the consideration to be earned from such loans would justify the risk.

     Thornburg understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Lower-Quality Debt Obligations - Equity Funds
---------------------------------------------
     Each of the Equity Funds may purchase lower-quality debt obligations (those rated below Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's Corporation, and unrated securities judged by Thornburg to be of equivalent quality) that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt obligations may fluctuate more than those of higher-quality debt obligations and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

     The market for high-yield corporate debt obligations has continued to grow throughout the past few decades, with the U.S. Corporate High Yield market reaching $600 billion. In the past several years, issuance has reached new peaks as returns have been generally strong. However, past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession. While annual returns during the 2003 through 2006 recovery have averaged just over 13 percent, the period from 1996 through 2002 saw total annualized returns average below one percent. Not surprisingly, this period also coincided with higher incidence of default among this "speculative grade" group of securities.

     The market for lower-quality debt obligations may be thinner and less active than that for higher-quality debt obligations, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt obligations will be valued in accordance with procedures established by the Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt obligations than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt obligations and the Fund's ability to sell these securities. Since the risk of default is higher for lower-quality debt obligations, Thornburg's research and credit analysis are an especially important part of managing securities of this type held by the Funds. In considering investments for the Funds, Thornburg will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Thornburg's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

     A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

Foreign Investments - Equity Funds
----------------------------------
     Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. It may be more difficult to obtain and enforce a judgment against a foreign issuer. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises, and securities issued or guaranteed by foreign governments, their agencies, instrumentalities or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Thornburg will be able to anticipate these potential events or counter their effects.

     The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

     Each Equity Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution.
The shares of the foreign issuer that are held in trust are known as American Depositary Shares. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

Foreign Currency Transactions - Equity Funds
--------------------------------------------
     Each Fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Each Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. A Fund may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a Fund. A Fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. When a Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." Each Fund may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by Thornburg.

     Each Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value.
Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Each Fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a Fund held investments denominated in pounds sterling, the Fund could enter into forward contracts to sell pounds sterling and purchase Swiss francs. This type of strategy, sometimes known as a "cross hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, each Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Funds will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

     Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in issues to a Fund if it is unable to deliver or receive currency in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Currency futures are also subject to risks pertaining to future contracts generally. See "Futures Contracts," below. Options trading on currency futures is subject to market liquidity, and establishing and closing positions may be difficult. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's own economy.

     Successful use of currency management strategies will depend on Thornburg's skill in analyzing and predicting currency values. Currency management strategies may substantially change the Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as Thornburg anticipates. For example, if a currency's value rose at a time when Thornburg had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If Thornburg hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if Thornburg increases the Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that Thornburg's use of currency management strategies will be advantageous to the Fund or that it will hedge at an appropriate time.

Limitations on Futures and Options Transactions - Equity Funds
--------------------------------------------------------------
     No Equity Fund will: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

     The above limitations on each Fund's investments in futures contracts and options, and the Fund's policies regarding futures contracts and options discussed elsewhere in this statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit.

Mortgage-Backed Securities and Mortgage Pass-Through Securities -
  Equity Funds
---------------------------------------------------------------
     If otherwise consistent with its investment restrictions and the Prospectus, each Equity Fund may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. A Fund also may invest in debt obligations which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations - Equity Funds"), and in other types of mortgage-related securities.

     A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate or return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment might tend to limit to some degree the increase in net asset value of the Fund because the value of some mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt obligations. During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed securities will decline.

     Interests in pools of mortgage-backed securities differ from other forms of debt obligations, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or insurer of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, or upon refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets Income Fund's investment quality standards. There can be no assurance that the private insurer or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, Thornburg determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Other Mortgage-Backed Securities - Equity Funds
-----------------------------------------------
     Thornburg expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. No Equity Fund will purchase mortgage-backed securities or any other assets which, in the opinion of Thornburg, are illiquid and exceed, as a percentage of the Fund's assets, the percentage limitations on the Fund's investment in securities which are not readily marketable, as discussed above under "Illiquid Investments - Equity Funds." Thornburg will, consistent with the Funds' respective investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities - Equity Funds
--------------------------------------------
     The securitization techniques used to develop mortgage-backed securities are also applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in structures similar to the CMO pattern (see "Other Structured Finance Arrangements - Equity Funds" below). If otherwise consistent with an Equity Fund's investment objectives and policies, a Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     One example of this type of asset-backed security is a Certificate of Automobile Receivables ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interests on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities may present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of bankruptcy laws and of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool assets, to ensure that the receipt of payment on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. In purchasing such securities, no Fund will pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     If otherwise consistent with its investment restrictions and the Prospectus, each Equity Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of the residual will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

     The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a Fund holding these securities to dispose of the securities.

Collateralized Mortgage Obligations ("CMOs") - Equity Funds
-----------------------------------------------------------
     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against unanticipated early return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     The market for some CMOs may be less liquid that other debt obligations, making it difficult for a Fund to value its investment in the CMO or sell the CMO at an acceptable price.

FHLMC Collateralized Mortgage Obligations - Equity Funds
--------------------------------------------------------
     FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies or defaults.

Other Structured Finance Arrangements - Equity Funds
----------------------------------------------------
     Collateralized mortgage obligations, described above, are a type of structured finance arrangement. If otherwise consistent with its investment restrictions and the Prospectus, each Equity Fund may also invest in other types of structured finance arrangements, including collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. A CBO is a trust or other special purpose entity ("SPE") which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unstructured loans, and subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. CMOs, CBOs, CLOs and other similarly structured securities are sometimes referred to generally as collateralized debt obligations ("CDOs").

     The cashflows from a CDO's trust or SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche, which bears the first loss from defaults from the bonds or loans in the trust or SPE and serves to protect the other, more senior tranches from defaults (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade.
Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults, and/or investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (i.e., in the form of obligations of the same type, rather than cash), which involves continued exposure to default risk with respect to such payments.

     Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect the Fund against the risk of loss on default of the collateral. Certain CDOs may use derivative contracts, such as credit default swaps, to create "synthetic" exposure to assets rather than holding such assets directly, which entails the risk of derivative instruments described elsewhere in this Statement of Additional Information. See, e.g., "Swaps, Caps, Floors and Collars - Equity Funds." CDOs may charge management fees and administrative expenses, which are in addition to those of the Fund. No Fund will invest in CDOs that are managed by Thornburg or its affiliates.

     The risks of investment in a CDO depend largely on the type of collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. However, an active dealer market may exist for CDOs, which may allow a CDO to qualify for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities described elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the qualify of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO's manager may perform poorly.

REITs and Other Real Estate-Related Instruments - Equity Funds
--------------------------------------------------------------
     If otherwise consistent with its investment restrictions and the Prospectus, each Equity Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest in real estate or real estate-related companies. Types of REITs in which a Fund may invest include equity REITs, which own real estate directly, mortgage REITs, which make construction, development, or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. A Fund may also invest in other real estate-related instruments, such as commercial and residential mortgage-backed securities and real estate financings.

     Investments in REITs and other real-estate related instruments are subject to risks affecting real estate investments generally, including overbuilding, property obsolescence, casualty to real estate, and changes in real estate values, property taxes and interest rates. In addition, the value of a Fund's investments in REITs may be affected by the quality and skill of the REIT's manager, the internal expenses of the REIT, and, with regard to REITs issued in the United States, the risk that the REIT will fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 and/or maintain exemption from registration under the 1940 Act.

Futures Contracts - Equity Funds
--------------------------------
     When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments - Equity Funds
--------------------------------------
     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

Purchasing Put and Call Options - Equity Funds
----------------------------------------------
     By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options - Equity Funds
-------------------------------------------
     When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund will be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates the Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline.

     At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Combined Positions - Equity Funds
---------------------------------
     Each Equity Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Thornburg's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the goal.

Correlation of Price Changes - Equity Funds
-------------------------------------------
     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Funds' respective current or anticipated investments exactly. Each Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts - Equity Funds
---------------------------------------------------------
     There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

OTC Options - Equity Funds
--------------------------
     Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows each Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. The staff of the SEC currently takes the position that OTC options are illiquid, and investments by each Fund in those instruments are subject to the Fund's limitation on investing no more than 10% of its assets in illiquid instruments.

Option and Futures Relating to Foreign Currencies - Equity Funds
----------------------------------------------------------------
     Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

     The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. Each Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Each Equity Fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time. See "Foreign Currency Transactions - Equity Funds," above.

Asset Coverage for Futures and Options Positions - Equity Funds
---------------------------------------------------------------
     Each Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of large percentage of the Fund's assets could impede Fund management or the Fund's ability to meet redemption requests or other current obligations.

Structured Notes - Equity Funds
-------------------------------
     Each of the Equity Funds may invest in structured notes, which are derivative debt obligations, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate or index, or the relative change in two or more reference assets. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the value of the reference asset. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital by a Fund. Structured notes may be indexed positively or negatively, so that appreciation of the reference asset may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference asset, making the value of the note particularly volatile.

     Structured notes may entail a greater degree of market risk than other types of debt obligations because the investor bears the risk of the reference asset. As noted above, the value of structured notes also may be more volatile than other debt obligations.

Zero Coupon Bonds and "Stripped" Securities - Equity Funds
----------------------------------------------------------
     Zero coupon bonds are corporate or government-issued debt obligations that pay no interest, and that are issued at a substantial discount to their face value. The buyer of a zero coupon bond recognizes a rate of return determined by the gradual appreciation in the market value of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity (with the discount typically decreasing as the maturity date approaches), as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.

     A "stripped" security is a zero coupon bond created by separating the principal and interest cash flows from another debt obligation, typically a U.S. Treasury security. The principal component is often referred to as a "principal only" or "P/O" security, while the interest component is often referred to as an "income only" or "I/O" security.

     Because zero coupon bonds pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their market value is generally more volatile than the market value of comparable, interest-paying bonds, particularly during periods of changing interest rates. The Fund may have to recognize income on any zero coupon bonds that it holds and make distributions to shareholders before the Fund has received any cash payments on the bond. To generate the cash necessary to satisfy such distributions, a Fund invested in zero coupon bonds may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the sale of Fund shares.

Short Sales - Equity Funds
--------------------------
     Each Fund may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if Thornburg anticipates a decline in the price of the stock underlying a convertible security a Fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each Fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances. When a Fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. A Fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.


             COMMODITY FUTURES TRADING REGISTRATION EXEMPTION

     The Trust and each of the Funds have claimed exclusions from the definition of "commodity pool operator" under the Commodity Exchange Act, as amended, and are therefore not subject to registration or regulation as a commodity pool operator under that Act.


                         INVESTMENT LIMITATIONS

     The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, that percentage limitation will be determined immediately after and as a result of a Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

Investment Limitations - Limited Term National Fund and Limited Term
  California Fund
--------------------------------------------------------------------
     Thornburg Investment Trust has adopted the following fundamental investment policies applicable to each of Limited Term National Fund and Limited Term California Fund which may not be changed by either Fund unless approved by a majority of the outstanding shares of that Fund. Neither Fund may:

     (1) Invest in securities other than Municipal Obligations (including participations therein) and temporary investments within the percentage limitations specified in the Prospectus;

     (2) Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 5% of the value of the Fund's total assets at the time of borrowing;

     (4) Pledge, mortgage or hypothecate its assets, except to secure borrowings permitted by subparagraph (3) above;

     (5) Issue senior securities as defined in the 1940 Act, except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with the restrictions described above;

     (6) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

     (7) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein;

     (8) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs;

     (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations;

     (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     (11) Write or purchase puts, calls, straddles, spreads or other combinations thereof, except to the extent that securities subject to a demand obligation or to a remarketing agreement may be purchased as set forth in the Prospectus or this Statement of Additional Information;

     (12) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding (i) obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities and (ii) obligations secured by the pledge of the faith, credit and taxing power of any entity authorized to issue Municipal Obligations;

     (13) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933;

     (14) Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any such issuer to be held by the Fund;

     (15) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (16) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry; or

     (17) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those officers and directors of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

     For the purpose of applying the limitations set forth in paragraphs
(2) and (12) above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer. Where a security is also guaranteed by the enforceable obligation of another entity it shall also be included in the computation of securities owned that are issued by such other entity. In addition, for purposes of paragraph (2) above, a remarketing party entering into a remarketing agreement with a Fund as described in the Prospectus or this Statement of Additional Information shall not be deemed an "issuer" of a security or a "guarantor" of a Municipal Lease subject to that agreement.

     For the purposes of applying the limitation set forth in paragraph
(7) above, a Fund is permitted to hold real estate if doing so is the result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate.

     Neither of these Funds will purchase securities if, as a result, more than 25% of the Fund's total assets would be invested in any one industry. However, this restriction will not apply to purchases of (i) securities of the United States government and its agencies, instrumentalities and authorities, or (ii) tax exempt securities issued by different governments, agencies, or political subdivisions, because these issuers are not considered to be members of any one industry.

     With respect to temporary investments, in addition to the foregoing limitations, a Fund will not enter into a repurchase agreement if, as a result thereof, more than 5% of its net assets would be subject to repurchase agreements.

     Although each of these Funds has the right to pledge, mortgage or hypothecate its assets in order to comply with certain state statutes on investment restrictions, a Fund will not, as a matter of operating policy (which policy may be changed by the Board of Directors without shareholder approval), pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

     In the event the Limited Term National Fund or the Limited Term California Fund acquires disposable assets as a result of the exercise of a security interest relating to Municipal Obligations, the Fund will dispose of such assets as promptly as possible.

Investment Limitations - Intermediate National Fund and Intermediate
  New Mexico Fund
--------------------------------------------------------------------
     Thornburg Investment Trust has adopted the following fundamental investment policies respecting the Intermediate National Fund and Intermediate New Mexico Fund which may not be changed unless approved by a majority of the outstanding shares of the Fund.

Unless otherwise specified below as applicable to only one of the Funds, neither Fund may:

     (1) Invest in securities other than Municipal Obligations (including participations therein) and temporary investments within the percentage limitations specified in the Prospectus;

     (2) The Intermediate National Fund may not purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 5% of the value of the Fund's total assets at the time of borrowing;

     (4) Pledge, mortgage or hypothecate its assets, except to secure borrowings permitted by subparagraph (3) above;

     (5) Issue senior securities as defined in the 1940 Act, except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with the restrictions described above;

     (6) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

     (7) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein;

     (8) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs;

     (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objectives, policies and limitations;

     (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     (11) Write or purchase puts, calls, straddles, spreads or other combinations thereof, except to the extent that securities subject to a demand obligation or to a remarketing agreement may be purchased as set forth in the Prospectus;

     (12) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding (i) obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities and (ii) obligations secured by the pledge of the faith, credit and taxing power of any entity authorized to issue Municipal Obligations;

     (13) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933;

     (14) Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any such issuer to be held by the Fund;

     (15) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (16) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry;

     (17) Purchase or retain the securities of any issuer other than the securities issued by the Fund itself if, to the Fund's knowledge, those officers and trustees of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities; or

     (18) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's net assets would be invested in restricted securities, unmarketable securities and other illiquid securities
(including repurchase agreements of more than seven days maturity and other securities which are not readily marketable).

     For the purpose of applying the limitations set forth in paragraphs
(2) and (12) above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. Where a security is also guaranteed by the enforceable obligation of another entity it shall also be included in the computation of securities owned that are issued by such other entity. In addition, for purposes of paragraph (2) above, a remarketing party entering into a remarketing agreement with the Fund as described in the Prospectus or in this Statement of Additional Information shall not be deemed an "issuer" of a security or a "guarantor" pursuant to the agreement.

     For the purposes of applying the limitation set forth in paragraph
(7) above, a Fund is permitted to hold real estate if doing so is the result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate.

     With respect to temporary investments, in addition to the foregoing limitations the Intermediate National Fund will not enter into a repurchase agreement if, as a result thereof, more than 5% of its net assets would be subject to repurchase agreements.

     Although the Fund has the right to pledge, mortgage or hypothecate its assets, the Fund will not, as a matter of operating policy (which policy may be changed by its Trustees without shareholder approval), pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

     In the event the Fund acquires disposable assets as a result of the exercise of a security interest relating to Municipal Obligations, it will dispose of such assets as promptly as possible.

Investment Limitations - Government Fund
----------------------------------------
     Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Government Fund which may not be changed unless approved by a majority of the outstanding shares of the Fund. Government Fund may not:

     (1) Invest more than 20% of the Fund's assets in securities other than obligations issued or guaranteed by the United States Government or its agencies, instrumentalities and authorities, or in participations in such obligations or repurchase agreements secured by such obligations, generally described (but not limited) in the Prospectus, and then only in the nongovernmental obligations described in the Prospectus;

     (2) Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Fund's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Fund do not exceed 10% of the Fund's total assets. The exceptions to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purchases or to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous. The Fund will not purchase securities while borrowings are outstanding. For purposes of this restriction (i) the security arrangements described in restriction (4) below will not be considered as borrowing money, and (ii) reverse repurchase agreements will be considered as borrowing money;

     (4) Mortgage, pledge or hypothecate any assets except to secure permitted borrowings. Arrangements to segregate assets with the Fund's custodian with respect to when-issued and delayed delivery transactions, and reverse repurchase agreements, and deposits made in connection with futures contracts, will not be considered a mortgage, pledge or hypothecation of assets;

     (5) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (6) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in obligations of the U.S. Government or its agencies, relating to real estate mortgages as described generally in the Prospectus;

     (7) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs. Investment in futures contracts respecting securities and in options on these futures contracts will not be considered investment in commodity futures contracts;

     (8) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objectives and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and (c) loans of securities;

     (9) Purchase any security on margin, except for such short-term credits as are necessary for the clearance of transactions. For purposes of this restriction, the Fund's entry into futures contracts will not be considered the purchase of securities on margin;

     (10) Make short sales of securities;

     (11) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (12) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933. The Fund has no present intention to purchase any such restricted securities;

     (13) Purchase securities of any issuer if the purchase at the time thereof would cause more than 10% of the voting securities or more than 10% of any class of securities of any such issuer to be held by the Fund;

     (14) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (15) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry;

     (16) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those officers and Trustees of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities;

     (17) Enter into any reverse repurchase agreement if, as a result thereof, more than 5% of its total assets would be subject to its obligations under reverse purchase agreements at any time;

     (18) Purchase or sell any futures contract if, as a result thereof, the sum of the amount of margin deposits on the Fund's existing futures positions and the amount of premiums paid for related options would exceed 5% of the Fund's total assets;

     (19) Purchase any put or call option not related to a futures contract;

     (20) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's net assets would be invested in securities which are considered illiquid because they are subject to legal or contractual restrictions on resale ("restricted securities") or because no market quotations are readily available; or enter into a repurchase agreement maturing in more than seven days, if as a result such repurchase agreements together with restricted securities and securities for which there are no readily available market quotations would constitute more than 10% of the Fund's net assets; or

     (21) Issue senior securities, as defined under the 1940 Act, except that the Fund may enter into repurchase agreements and reverse repurchase agreements, lend its portfolio securities, borrow, and enter into when-issued and delayed delivery transactions as described in the Prospectus or this Statement of Additional Information and as limited by the foregoing investment limitations.

     Whenever an investment policy or restriction states a minimum or maximum percentage of the Government Fund's assets which may be invested in any security or other assets, it is intended that the minimum or maximum percentage limitations will be determined immediately after and as a result of the Fund's acquisition of the security or asset. Accordingly, any later increase or decrease in the relative percentage of value represented by the asset or security resulting from changes in asset values will not be considered a violation of these restrictions.

     In applying the percentage restrictions on the Government Fund's investments described under the caption "Principal Investment Strategies" in the Fund's Prospectuses, and in applying the restriction described in item (1), above, "assets" is understood to mean net assets plus borrowings for investment purposes.

     For the purposes of applying the limitation set forth in paragraph
(6) above, the Fund is permitted to hold real estate if doing so is the result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate.

     Although the Government Fund has the right to pledge, mortgage or hypothecate its assets subject to the restrictions described above, in order to comply with certain state statutes on investment restrictions, the Fund will not, as a matter of operating policy (which policy may be changed by the Trustees without shareholder approval), mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

Investment Limitations - Income Fund
------------------------------------
     Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Income Fund which may not be changed unless approved by a majority of the outstanding shares of the Fund. Income Fund may not:

     (1) with respect to 75% of its total assets taken at market value, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

     (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

     (3) purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and
(ii) securities secured by real estate or interests therein and that the Fund reserves freedom of action to hold and sell real estate acquired as a result of the Fund's ownership of securities) or purchase or sell physical commodities or contracts relating to physical commodities;

     (4) act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

     (5) make loans to any other person, except (a) loans of portfolio securities, and (b) to the extent that the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans;

     (6) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes of a fund or series of the Trust provided that collateral arrangements with respect to currency-related contracts, futures contracts, options, or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

     (7) purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents).

     For the purposes of applying the limitation set forth in paragraph
(3) above, the Fund is permitted to hold real estate if doing so is the result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate.

     As a matter of non-fundamental policy the Income Fund may not:

     (a) purchase or retain securities of any open-end investment company, or securities of any closed-end investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets. The Fund will not acquire any security issued by another investment company ( the "acquired company") if the Fund thereby would own (i) more than 3% of the total outstanding voting securities of the acquired company, or (ii) securities issued by the acquired company having an aggregate value exceeding 5% of the Fund's total assets, or (iii) securities issued by investment companies having an aggregate value exceeding 10% of the Fund's total assets;

     (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

     (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund or a member, officer, director or trustee of the investment advisor of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such shares or securities together own beneficially more than 5% of such shares or securities or both;

     (d) purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions, and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     (e) invest more than 15% of its net assets in the aggregate in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, and in repurchase agreements not terminable within 7 days provided the Fund will not invest more than 5% of its total assets in restricted securities;

     (f) purchase securities of any issuers with a record of less than three years of continuous operations, including predecessors, except U.S. government securities, securities of such issuers which are rated by at least one nationally recognized statistical rating organization, municipal obligations and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

     (g) purchase more than 10% of the voting securities of any one issuer, except securities issued by the U.S. Government, its agencies or instrumentalities;

     (h) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its net assets; or sell put options in securities if, as a result, the aggregate value of the obligations underlying such put options (together with other assets then segregated to cover the Fund's potential obligations under its hedging, duration management, risk management and other Strategic Transactions other than those with respect to futures and options thereon) would exceed 50% of the Fund's net assets;

     (i) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

     (j) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

     (k) borrow money except as a temporary measure, and then not in excess of 5% of its total assets (taken at market value) unless the borrowing is from banks, in which case the percentage limitation is 10%; reverse repurchase agreements and dollar rolls will be considered borrowings for this purpose, and will be further subject to total asset coverage of 300% for such agreements;

     (l) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value); or

     (m) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund's total assets;

     (n)  purchase or sell real estate limited partnership interests.

     Restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with the Income Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

Investment Limitations - Value Fund, International Value Fund,
  Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund
-----------------------------------------------------------------
     Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund which may not be changed by any Fund unless approved by a majority of the outstanding shares of that Fund. Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund or International Growth Fund may not:

     (1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     (2)  issue senior securities, except as permitted under the 1940 Act;

     (3) borrow money, except for temporary or emergency purposes or except in connection with reverse repurchase agreements; in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

     (4) underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

     (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     (6) purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

     (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

     For the purposes of applying the limitation set forth in paragraph
(6) above, a Fund is permitted to hold real estate if doing so is the result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate.

     The following investment limitations are not fundamental and may be changed without shareholder approval as to each Fund:

     (i) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (ii) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     (iii) The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

     (iv) The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     (v) The Fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under the limitation in the preceding paragraph would exceed the Fund's limitations on investments in illiquid securities.

     (vi) The Fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

     (vii) The Fund does not currently intend to purchase the securities of any issuer (other than securities issue or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

     (viii) The Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

     (ix) The Fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

     (x) The Fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of Thornburg who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

     For each Fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions - Equity Funds."


                        YIELD AND RETURN COMPUTATION

Performance and Portfolio Information
-------------------------------------
     Each Fund will from time to time display performance information, including yield, dividend returns, total return, and average annual total return, in advertising, sales literature, and reports to shareholders. Yield is computed by dividing the Fund's net interest and dividend income for a given 30 days or one month period by the maximum share offering price at the end of the period. The result is "annualized" to arrive at an annual percentage rate. In addition, the Fund may use the same method for 90 day or quarterly periods. Total return is the change in share value over time, assuming reinvestment of any dividends and capital gains. "Cumulative total return" describes total return over a stated period, while "average annual total return" is a hypothetical rate of return which, if achieved annually, would have produced the same cumulative total return if performance had been constant for the period shown. Average annual return tends to reduce variations in return over the period, and investors should recognize that the average figures are not the same as actual annual returns. A Fund may display return information for differing periods without annualizing the results and without taking sales charges into effect.

     Yield quotations include a standardized calculation which computes yield for a 30-day or one month period by dividing net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation will include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums. With respect to mortgage-backed securities or other receivables-backed obligations, the Fund will amortize the discount or premium on the outstanding principal balance, based upon the cost of the security, over the remaining term of the security. Gains or losses attributable to actual monthly paydowns on mortgage-backed obligations will be reflected as increases or decreases to interest income during the period when such gains or losses are realized. Provided that any such quotation is also accompanied by the standardized calculation referred to above, a Fund may also quote non-standardized performance data for a specified period by dividing the net investment income per share for that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation, net investment income will include accrued interest income plus or minus any amortized purchase discount or premium less all accrued expenses. The primary differences between the results obtained using the standardized performance measure and any non-standardized performance measure will be
caused by the following factors:   (1) The non-standardized calculation
may cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value; (3) The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation always will reflect the maximum offering price per share on the last day of the period; (4) The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time the Fund's return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund's maximum public offering price, the return computed by using the Fund's maximum public offering price also will be quoted in the same piece; (5) The non-standardized return quotation may include the effective return obtained by compounding the monthly dividends.

     For the Funds' investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

     Income calculated for the purposes of calculating the Funds' yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Fund's yield may not equal its distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

     Yield information may be useful in reviewing a Fund's performance and in providing a basis for comparison with other investment alternatives. However, each Fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

     Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value ("NAV") over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and the average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund. In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes to share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a Fund's maximum sales charge into account. Excluding a Fund's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

     A Municipal Fund, Government Fund or Income Fund also may illustrate performance or the characteristics of its investment portfolio through graphs, tabular data or other displays which describe (i) the average portfolio maturity of the Fund's portfolio securities relative to the maturities of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard bench marks or indices such as the Treasury yield curve), (iii) changes in the Fund's share price or net asset value in some cases relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Fund's (or other investments') net asset value or price and the Fund's (or other investments') investment return.

     Charts and graphs using the Fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund's adjusted NAV's are not adjusted for sales charges, if any.

     The Funds may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV or
total return for a specified period.   A short-term moving average NAV is
the average of each day's adjusted closing NAV for a specified period. Moving average activity indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period the produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

     Each Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund ranking prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings the Fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds. From time to time, the Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Thornburg Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. Performance rankings and ratings reported periodically in financial publications such as "MONEY" magazine, "Forbes" and "BARRON's" also may be used. These performance analyses ordinarily do not take sales charges into consideration and are prepared without regard to tax consequences.

     Each Fund may be compared in advertising to Certificates of Deposit ("CDs") or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, while a Fund may offer greater liquidity or higher potential returns than CDs, a Fund does not guarantee a shareholder's principal or return, and Fund shares are not FDIC insured.

     Thornburg may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs bases on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of other Thornburg mutual funds.

     Ibbotson Associates, a wholly owned subsidiary of Morningstar, Inc. ("Ibbotson"), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of differed indices.

     The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in the capital market may or may not correspond directly to those of a Fund. A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future, and advertising, sales literature and shareholder reports also may discuss aspects of periodic investment plans, dollar cost averaging and other techniques for investing to pay for education, retirement and other goals. In addition, a Fund may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques and the desirability of owning a particular mutual fund. A Fund may present its fund number, Quotron (trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.

     The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare a Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a Fund may also discuss or illustrate examples of interest rate sensitivity.

     Momentum indicators show a Fund's price movements over specific periods of time. Each point on the momentum indicator represents the Fund's percentage change in price movements over that period. A Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The Funds may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

                  REPRESENTATIVE PERFORMANCE INFORMATION

Representative Performance Information - Limited Term National Fund (Institutional Class Shares)
-------------------------------------------------------------------
     Te following data for Limited Term National Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. Information presented relates to a predecessor of the Fund. see "Organization of the Funds," above, for a discussion of the transaction in which the Fund was organized. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. The yield of Limited Term National Fund's Institutional Class shares for the 30-day period ended September 30, 2007, computed in accordance with the standardized calculation described above, was 3.43%. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. Limited Term National Fund's taxable equivalent yield for Institutional Class shares, computed in accordance with the standardized method, using a maximum federal individual income tax rate of 35%, was 5.28% for the 30-day period ended September 30, 2007.

     Average Annual Total Return Quotations. Limited Term National Fund's Institutional Class total return figures are set forth below for the periods shown ending September 30, 2007. Institutional Class shares were first offered on July 5, 1996. These total return figures assume reinvestment of all distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Return (Before Taxes)
               1 Year    5 Years      10 Years
               ------    -------      --------
               3.53%     2.82%        4.08%

Average Annual Total Return (After Taxes on Distributions)
               1 Year    5 Years      10 Years
               ------    -------      --------
               3.53%     2.82%        4.08%

Average Annual Total Return (After Taxes on Distributions and Redemption)
               1 Year    5 Years      10 Years
               ------    -------      --------
               3.63%     2.91%        4.08%

Representative Performance Information - Limited Term California Fund (Institutional Class Shares)
---------------------------------------------------------------------
     The following data for Limited Term California Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. Information presented relates to a predecessor of the Fund. see "Organization of the Funds," above, for a discussion of the transaction in which the Fund was organized. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. The yield of Limited Term California Fund's Institutional Class shares for the 30-day period ended September 30, 2007, computed in accordance with the standardized calculation described above, was 3.47%. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. Limited Term California Fund's taxable equivalent yield for Institutional Class shares, computed in accordance with the standardized method, using a maximum federal individual income tax rate of 35% and a maximum California individual income tax rate of 9.3%, was 5.89% for the 30-day period ended September 30, 2007.

     Average Annual Total Return Quotations. Limited Term California Fund's Institutional Class total return figures are set forth below for the period shown ending September 30, 2007. Institutional Class shares were first offered on April 1, 1997. These total return figures assume reinvestment of all distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), and assume that the shares were redeemed at the end of each period, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Return (Before Taxes)
               1 Year    5 Years      10 Years
               ------    -------      --------
               3.44%     2.49%        3.81%

Average Annual Total Return (After Taxes on Distributions)
               1 Year    5 Years      10 Years
               ------    -------      -------
               3.44%     2.49%        3.81%

Average Annual Total Return (After Taxes on Distributions and Redemption)
               1 Year    5 Years      10 Years
               ------    -------      --------
               3.55%     2.60%        3.82%

Representative Performance Information - Intermediate National Fund (Institutional Class Shares)
-------------------------------------------------------------------
     The following data for Intermediate National Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. The yield of Intermediate National Fund's Institutional Class shares for the 30-day period ended September 30, 2007, computed in accordance with the standardized calculation described above, was 3.63%. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. Intermediate National Fund's taxable equivalent yield for Institutional Class shares, computed in accordance with the standardized method described above using a maximum federal individual income tax rate of 35% was 5.59% for the 30-day period ended September 30, 2007.

     Average Annual Total Return Quotations. Intermediate National Fund's Institutional Class total return figures are set forth below for the periods shown ending September 30, 2007. Institutional Class shares were first offered on July 5, 1996. These total return figures assume reinvestment of all distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), and assume that the shares were redeemed at the end of each period, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.
"Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Return (Before Taxes)
               1 Year    5 Years      Ten Years
               ------    -------      ---------
               3.06%     3.39%        4.36%

Average Annual Total Return (After Taxes on Distributions)
               1 Year    5 Years      Ten Years
               ------    -------      ---------
               3.06%     3.39%        4.36%

Average Annual Total Return (After Taxes on Distributions and Redemption)
               1 Year    5 Years      Ten Years
               ------    -------      ---------
               3.46%     3.50%        4.39%

Representative Performance Information - Intermediate New Mexico
  Fund (Institutional Class Shares)
----------------------------------------------------------------
     The following data for Intermediate New Mexico Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. The yield of Intermediate New Mexico Fund for the 30-day period ended September 30, 2007, computed in accordance with the standardized calculation described above, was 3.59% for Institutional Class shares. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. Intermediate New Mexico Fund's taxable equivalent yield for Institutional Class shares, computed in accordance with the standardized method described above using a maximum federal individual income tax rate of 35% and a maximum New Mexico individual income tax rate of 5.3%, was 5.83% for the 30-day period ended September 30, 2007.

     Average Annual Total Return Quotations. Intermediate New Mexico Fund's Class A total return figures are set forth below for the periods shown ending September 30, 2007. Institutional Class shares were first offered on February 1, 2007. All of the computations assume that an investor reinvested all dividends, and further assume the deduction of the maximum sales charge of 2.00% imposed on purchases of Class A shares. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.
"Total return," unlike the standardized yield figures sown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Returns (Before Taxes)
          Since Inception 02/01/07
          ------------------------
          2.64%

Average Annual Total Return (After Taxes on Distributions)
          Since Inception 02/01/07
          ------------------------
          2.64%

Average Annual Total Return (After Taxes on Distributions and Redemption)
          Since Inception 02/01/07
          ------------------------
          2.64%

Representative Performance Information - Government Fund
(Institutional Class Shares)
--------------------------------------------------------
     The following data for Government Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. Government Fund's yield for Institutional Class shares, computed for the 30-day period ended September 30, 2007 in accordance with the standardized calculation described above, was 3.97%. This method of computing yield does not take into account changes in net asset value.

     Average Annual Total Return Quotations. Government Fund's average annual total returns for Institutional Class shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ended September 30, 2007. Government Fund commenced sales of Institutional Class shares on July 5, 1996. These data assume reinvestment of all distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), and assume that the shares were redeemed at the end of each period, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Return (Before Taxes)
               1 Year    5 Years      10 Years
               ------    -------      --------
               5.35%     2.86%        5.12%

Average Annual Total Return (After Taxes on Distributions)
               1 Year    5 Years      10 Years
               ------    -------      --------
               4.07%     1.68%        3.36%

Average Annual Total Return (After Taxes on Distributions and Redemption)
               1 Year    5 Years      10 Years
               ------    -------      --------
               3.46%     1.74%        3.29%

Representative Performance Information - Income Fund
(Institutional Class Shares)
----------------------------------------------------
     The following data for Income Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. Income Fund's yield for Institutional Class shares, computed for the 30-day period ended September 30, 2007 in accordance with the standardized calculation described above, was 4.23%. This method of computing yield does not take into account changes in net asset value.

     Average Annual Total Return Quotations. Income Fund's total returns for Institutional Class shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ended September 30, 2007. Income Fund commenced sales of Institutional Class shares on July 5, 1996. These data assume reinvestment of all distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), and assume that the shares were redeemed at the end of each period, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Return (Before Taxes)
               1 Year    5 Years      10 Years
               ------    -------      --------
               4.76%     3.59%        5.25%

Average Annual Total Return (After Taxes on Distributions)
               1 Year    5 Years      10 Years
               ------    -------      --------
               3.16%     2.09%        3.25%

Average Annual Total Return (After Taxes on Distributions and Redemption)
               1 Year    5 Years      10 Years
               ------    -------      --------
               3.07%     2.18%        3.25%

Representative Performance Information - Value Fund
(Institutional Class Shares)
---------------------------------------------------
     Value Fund's average annual total returns for Institutional Class shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2007. Value Fund commenced sales of its Institutional Class shares on November 2, 1998. These data assume reinvestment of all distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), and assume that the shares were redeemed at the end of each period, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)
               1 Year     5 Years       Since Inception (11/02/98)
               ------    ---------      --------------------------
               22.62%     18.31%         10.30%

Average Annual Total Return (After Taxes on Distributions)
               1 Year     5 Years       Since Inception (11/02/98)
               ------    ---------      --------------------------
               21.59%     17.87%          9.77%

Average Annual Total Return (After Taxes on Distributions and Redemption)
               1 Year     5 Years       Since Inception (11/02/98)
               ------    ---------      --------------------------
               15.30%     15.98%          8.83%

Representative Performance Information - International Value Fund (Institutional Class Shares)
------------------------------------------------------------------
     International Value Fund's average annual total returns for Institutional Class shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2007. International Value Fund commenced sales of its Institutional Class shares on March 30, 2001.
These data assume reinvestment of all distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)
               1 Year    5 Years    Since Inception (03/30/01)
               ------    ------      -------------------------
               41.17%    27.13%      16.76%

Average Annual Total Return (After Taxes on Distributions)
                                    Since
                                    Inception
               1 Year    5 Years    Since Inception (03/30/01)
               ------    ------      -------------------------
               40.02%    26.68%      16.39%

Average Annual Total Return (After Taxes on Distributions and Redemption)
               1 Year    5 Years    Since Inception (03/30/01)
               ------    ------      -------------------------
               27.06%    24.07%      14.73%

Representative Performance Information - Growth Fund
(Institutional Class Shares)
----------------------------------------------------
     Average Annual Total Return Quotations. Growth Fund's average annual total returns for Institutional Class shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2007. The Fund commenced operations on December 27, 2000, and commenced offering Institutional Class shares on November 1, 2003. These data assume reinvestment of all distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns) After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)
               1 Year     Since Inception (11/01/03)
               ------     --------------------------
               27.01%      19.07%

Average Annual Total Return (After Taxes on Distributions)
               1 Year     Since Inception (11/01/03)
               ------     --------------------------
               27.01%      19.07%

Average Annual Total Return (After Taxes on Distributions and Redemption)
               1 Year     Since Inception (11/01/03)
               ------     --------------------------
               17.56%      16.73%

Representative Performance Information - Income Builder Fund (Institutional Class Shares)
------------------------------------------------------------
     The following data for Income Builder Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. Income Builder Fund's yield for Institutional Class shares, computed for the 30-day period ended September 30, 2007 in accordance with the standardized calculation described above, was 3.70%. This method of computing yield does not take into account changes in net asset value.

     Average Annual Total Return Quotations. Income Builder Fund's average annual total returns for Institutional Class shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2007. The Fund commenced operations on December 24, 2002, and commenced offering Institutional Class shares on November 1, 2003. These data assume reinvestment of all distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Returns (Before Taxes)
               1 Year     Since Inception (11/01/03)
               ------     --------------------------
               27.80%      19.41%

Average Annual Total Return (After Taxes on Distributions)
               1 Year     Since Inception (11/01/03)
               ------     --------------------------
               25.15%      17.41%

Average Annual Total Return (After Taxes on Distributions and Redemption)
               1 Year     Since Inception (11/01/03)
               ------     --------------------------
               18.19%      15.71%

Representative Performance Information - Global Opportunities Fund (Institutional Class Shares)
------------------------------------------------------------------
     Average Annual Total Return Quotations. Global Opportunities Fund's annual total returns for Institutional Class shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2007. Global Opportunities Fund commenced sales of its Institutional Class shares on July 28, 2006. These data assume reinvestment of all dividends and capital gains distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)
           1 Year          Since Inception (07/28/06)
           ------           -------------------------
           58.51%            57.73%

Average Annual Total Return (After Taxes on Distributions)

           1 Year          Since Inception (07/28/06)
           ------           -------------------------
           57.86%            57.22%

Average Annual Total Return (After Taxes on Distributions and Redemption)

           1 Year          Since Inception (07/28/06)
           ------           -------------------------
           37.90%            48.95%

Representative Performance Information - International Growth Fund (Institutional Class Shares)
------------------------------------------------------------------
     Average Annual Total Return Quotations. International Growth Fund's annual total returns for Institutional Class shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2007. International Growth Fund commenced sales of its Institutional Class shares on February 1, 2007. These data assume reinvestment of all dividends and capital gains distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)
                    Since Inception 02/01/07)
                    -------------------------
                      25.54%

Average Annual Total Return (After Taxes on Distributions)
                    Since Inception 02/01/07)
                    -------------------------
                        25.54%

Average Annual Total Return (After Taxes on Distributions and Redemption)
                    Since Inception 02/01/07)
                    -------------------------
                        16.60%


                     ADDITIONAL MATTERS RESPECTING TAXES

     The following discussion summarizes certain federal tax considerations generally affecting the Funds and shareholders. Certain state tax consequences associated with investments in the Municipal Funds are also summarized below. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisors with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, the laws of certain specified states (respecting the Municipal Funds) and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.

Election by the Funds - Subchapter M
------------------------------------
     Each Fund has elected and intends to qualify for treatment as a regulated investment company under Subchapter M of the Code.

     If in any year a Fund fails to qualify for the treatment conferred by Subchapter M of the Code, the Fund would be taxed as a corporation on its income. Distributions to the shareholders would be treated as ordinary income to the extent of the Fund's earnings and profits, and would be treated as nontaxable returns of capital to the extent of the shareholders' respective bases in their shares. Further distributions would be treated as amounts received on a sale or exchange or property. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

Backup Withholding
------------------
     Each shareholder will be notified annually by their Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. The Fund may be required to withhold federal income tax at a rate of 28% from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish the Fund with his taxpayer identification number, (ii) the Fund is notified that the shareholder's number is incorrect, (iii) the Internal Revenue Service notifies the Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding.

     Nonresident alien individuals and foreign entities are not subject to the backup withholding noted in the preceding paragraph, but must certify their foreign status by furnishing IRS Form W-8 to their account application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. These shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Although under certain treaties residents of certain foreign countries may qualify for a reduced rate of withholding or an exemption from withholding, the Funds may not reduce any such withholding for foreign residents otherwise permitted a reduced rate of withholding or exemption.

Distributions by Investment Companies - In General
--------------------------------------------------
     Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Certain exempt interest dividends are exempt from federal and certain states' income taxes, as described below under "Municipal Funds - Income Dividends." Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

     The Code generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies, and passive foreign investment company are not treated as "qualified foreign corporations." Some hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a "qualifying dividend" to instead be taxed as the rate of tax applicable to ordinary income.

     Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should distributions reduce the net asset value below a shareholder's cost basis, the distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Municipal Funds - Income Dividends
----------------------------------
     The Municipal Funds each intend to satisfy conditions (including requirements as to the proportion of its assets invested in municipal obligations) which will enable each Fund to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from federal income tax when received by the Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of those dividends, except to the extent the alternative minimum tax may apply. A Municipal Fund would be unable to make Exempt Interest Dividends if, at the close of any quarter of its taxable year, more than 50% of the value of the Fund's total assets consisted of assets other than municipal obligations. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

     Distributions by each Municipal Fund of net interest income received from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the United States government, its agencies, instrumentalities and authorities), short-term capital gains realized by the Fund, if any, and realized amounts attributable to market discount on bonds, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations.

     The exemption from federal income tax for distributions of interest income from municipal obligations which are designated Exempt Interest Dividends will not necessarily result in exemption under the income or other tax laws of any state or local taxing authority.

     The exemption from the State of California personal income taxes for distributions of interest income in the Limited Term California Fund applies only to shareholders who are residents of the State of California, and only to the extent such income qualifies as "exempt-interest dividends" under Section 17145 of the California Revenue and Taxation Code and is not derived from interest on obligations from any state other than from California or its political subdivisions.

     Distributions by Intermediate New Mexico Fund attributable to interest on obligations of the State of New Mexico and its political subdivisions and their agencies (and interest on obligations of certain United States territories and possessions) will not be subject to individual income taxes imposed by the State of New Mexico. Capital gains distributions will be subject to the New Mexico personal income tax.

     Distributions by Intermediate National Fund will be subject to treatment under the laws of the different states and local taxing authorities. Shareholders should consult their own tax advisors in this regard.

     The foregoing is a general and abbreviated summary of selected provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of distributions of income dividends by the Municipal Funds, and this summary primarily addresses tax consequences to individual shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisors for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

     The Funds' counsel, Thompson, Rose & Hickey, Professional Association, has not made and normally will not make any review of the proceedings relating to the issuance of the municipal obligations or the basis for any opinions issued in connection therewith. In the case of certain municipal obligations, federal tax exemption is dependent upon the issuer (and other users) complying with certain ongoing requirements. There can be no assurance that the issuer (and other users) will comply with these requirements, in which event the interest on such municipal obligations could be determined to be taxable, in most cases retroactively from the date of issuance.

Foreign Currency Transactions
-----------------------------
     Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt obligations denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income.

Foreign Withholding Taxes
-------------------------
     Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within sixty (60) days after the close of the relevant Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on "qualifying dividends."

     Generally, a credit for foreign taxes is subject to the limitations that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency denominated debt obligations, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than sixteen (16) days (forty-six (46) days in the case of preferred shares) during the thirty (30)-day period (ninety
(90)-day period for preferred shares) beginning fifteen (15) days (forty-five (45)-days for preferred shares) before the shares become ex-dividend. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

Redemption or Other Disposition of Shares
-----------------------------------------
     Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of sixty-one (61) days beginning thirty (30) days before and ending thirty (30) days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gains dividends received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment. This provision may be applied to successive acquisitions of stock.

     The laws of the several states and local taxing authorities vary with respect to the taxation of distributions, and shareholders of each Fund are advised to consult their own tax advisors in that regard. In particular, investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different. Each Fund will advise shareholders within 60 days of the end of each calendar year as to the percentage of income derived from each state in which the Fund has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns.

DISTRIBUTIONS AND SHAREHOLDER ACCOUNTS

     When an investor or the investor's financial advisor makes an initial investment in shares of a Fund, the Transfer Agent will open an account on the books of the Fund, and the investor or financial advisor will receive a confirmation of the opening of the account. Thereafter, whenever a transaction, other than the reinvestment of interest income, takes place in the account - such as a purchase of additional shares or redemption of shares or a withdrawal of shares represented by certificates-the investor or the financial advisor will receive a confirmation statement giving complete details of the transaction. Shareholders also will receive at least quarterly statements setting forth all distributions of income and other transactions in the account during the period and the balance of full and fractional shares. The final statement for the year will provide information for income tax purposes.

     Any distributions of investment income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be. Upon written notice to the Transfer Agent, a shareholder may elect to receive periodic distributions of net investment income in cash. Such an election will remain in effect until changed by written notice to the Transfer Agent, which change may be made at any time in the sole discretion of the shareholder.


              INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENT,
                      AND ADMINISTRATIVE SERVICES AGREEMENT

Investment Advisory Agreement
-----------------------------
     Pursuant to an Investment Advisory Agreement in respect of each Fund, Thornburg Investment Management, Inc. ("Thornburg" or the "advisor"), 119 East Marcy Street, Santa Fe, New Mexico 87501, acts as investment advisor for, and will manage the investment and reinvestment of the assets of, each of the Funds in accordance with the Funds' respective investment objectives and policies, subject to the general supervision and control of the Trustees of Thornburg Investment Trust.

     Thornburg is paid a fee by each Fund, in the percentage amounts set forth in the table below:

-----------------------------------------------------------
LIMITED TERM NATIONAL FUND AND LIMITED TERM CALIFORNIA FUND
-----------------------------------------------------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------
0 to $500 million                   .50%
$500 million to $1 billion          .40%
$1 billion to $1.5 billion          .30%
$1.5 billion to $2 billion          .25%
Over $2 billion                    .225%

-------------------------------------------------------------------------
INTERMEDIATE NATIONAL FUND, INTERMEDIATE NEW MEXICO FUND AND INCOME FUND
-------------------------------------------------------------------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------
0 to $500 million                   .50%
$500 million to $1 billion          .45%
$1 billion to $1.5 billion          .40%
$1.5 billion to $2 billion          .35%
Over $2 billion                     .275%

---------------
GOVERNMENT FUND
---------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------
0 to $1 billion                     .375%
$1 billion to $2 billion            .325%
Over $2 billion                     .275%

-----------------------------------------------------------------------
VALUE FUND, INTERNATIONAL VALUE FUND, GROWTH FUND, INCOME BUILDER FUND, GLOBAL OPPORTUNITIES FUND AND INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------
0 to $500 million                   .875%
$500 million to $1 billion          .825%
$1 billion to $1.5 billion          .775%
$1.5 billion to $2 billion          .725%
Over $2 billion                     .675%

     The fee paid by each Fund is allocated among the different classes of shares offered by the Fund based upon the average daily net assets of each class of shares. All fees and expenses are accrued daily and deducted before payment of dividends. In addition to the fees of Thornburg, each Fund will pay all other costs and expenses of its operations. Each Fund also will bear the expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, including legal fees.

     The Trust's Trustees (including a majority of the Trustees who are not "interested persons" within the meaning of the 1940 Act) have approved the Investment Advisory Agreement applicable to each of the Funds, and annually consider the renewal of the agreement applicable to each of the Funds. In this regard, the Trustees have considered the responsibilities of mutual fund trustees generally and the Trustees' understandings of shareholders' expectations about the management of the mutual funds in which they have invested. The Trustees have concluded, based upon these discussions and a consideration of applicable law, that the principal obligation of mutual fund trustees is to assess the nature and quality of an investment advisor's services, and to confirm that the advisor actively and competently pursues the mutual fund's objectives. The Trustees have further concluded that seeking the lowest fee or expense ratio should not be the sole or primary objective of mutual fund trustees, but that trustees should determine that the fund's fees are reasonable in relation to the services rendered and generally in line with those charged by other investment advisors. In this regard, the Trustees have further concluded that putting an investment advisory agreement "out to bid" as a matter of course would be inconsistent with shareholder interests and contrary to shareholder expectations when they invested in a fund, and that mutual fund trustees should not do so unless an advisor materially failed to pursue a fund's objectives in accordance with its policies or for other equally important reasons. The Trustees also observed in their deliberations that Thornburg Fund shareholders appear to invest with a long-term perspective, and that in reviewing the Funds' performance, the Trustees should focus on the longer-term perspective rather than current fashions or short-term performance.

     The Trust's Trustees most recently determined to renew the Investment Advisory Agreement applicable to each Fund on September 10-11, 2007.

     In connection with their general supervision of Thornburg, the Trustees receive and consider reports throughout the year from Thornburg respecting Thornburg's management of the Fund's investments. These reports include information about the Funds' purchase and sale of portfolio investments and explanations from Thornburg respecting investment selections, the investment performance of the Funds, general appraisal of industry and economic prospects and factors, and other matters affecting the Funds and relating to he advisor's performance of services for the Funds.

     In anticipation of their recent consideration of the Investment Advisory Agreement's renewal, the independent Trustees met with representatives of the advisor in July 2007 to specify the information the advisor would present to the Trustees for their review. The independent Trustees thereafter met in independent session to consider various factors respecting the agreement's renewal, and met in a subsequent session with the advisor's chief investment officer to present questions. Following these sessions, the Trustees met on September 10-11, 2007 to consider a renewal of the Investment Advisory Agreement with respect to each Fund.

     A discussion regarding the basis for the approval of each Fund's Investment Advisory Agreement by the Trustees is contained in the Fund's Annual Report to Shareholders for the year ended September 30, 2007.

     The Investment Advisory Agreement applicable to each Fund may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of Thornburg to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of Thornburg, or of reckless disregard of its obligations and duties under the Agreement, Thornburg will not be liable for any action or failure to act in accordance with its duties thereunder.

     For the three most recent fiscal years with respect to each Fund, the amounts paid to Thornburg by each Fund under the Investment Advisory Agreement applicable to each Fund were as follows:



                              Sept. 30, 2005     Sept. 30, 2006      Sept. 30, 2007
                              --------------     --------------      --------------
Limited Term                   $5,743,475          $5,362,867          $4,943,763
  National Fund

Limited Term                     $866,662            $693,537            $582,820
  California Fund

Intermediate                   $2,304,795          $2,365,386          $2,534,522
  National Fund

Intermediate                   $1,146,018          $1,101,991          $1,021,738
  New Mexico Fund

Government Fund                  $785,728            $632,729            $542,146

Income Fund                    $1,939,301          $1,780,980          $1,612,500

Value Fund                    $16,399,121         $18,077,940         $29,048,560

International                 $20,117,121         $43,385,857         $80,553,444
  Value Fund

Growth Fund                      $983,586          $5,502,296         $17,001,119

Income Builder Fund            $5,707,419         $10,797,815         $21,050,253

Global
  Opportunities Fund              N/A                 $16,105*         $1,573,698

International Growth Fund         N/A                 N/A                $213,955**

<F*>  Fiscal period July 28, 2006 to September 30, 2006.
<F**> Fiscal period February 1, 2007 to September 30, 2007.


Thornburg has waived its rights to fees or paid expenses incurred by each of the Funds in the foregoing periods as follows:

                              Sept. 30, 2005     Sept. 30, 2006      Sept. 30, 2007
                              --------------     --------------      --------------
Limited Term                          -                  -                -
  National Fund

Limited Term                    $54,992            $139,247            $25,017
  California Fund

Intermediate                   $179,684            $146,690           $146,279
  National Fund

Intermediate                    $24,505             $12,231             $5,567
  New Mexico Fund

Government Fund                 $82,484             $60,770            $60,136

Income Fund                    $367,593            $305,743           $292,680

Value Fund                     $123,513            $111,506           $305,712

International                  $325,980            $435,705         $1,073,052
  Value Fund

Growth Fund                     $71,218            $247,594           $388,384

Income Builder Fund            $856,138          $1,194,932         $1,739,426

Global Opportunities Fund         N/A               $58,536*          $157,032

International Growth Fund         N/A                 N/A             $147,831**

<F*>  Fiscal period July 28, 2006 to September 30, 2006.
<F**> Fiscal period February 1, 2007 to September 30, 2007.



     Thornburg may (but is not obligated to) waive its rights to any portion of its fees in the future, and may use any portion of its fee for purposes of shareholder and administrative services and distribution of Fund shares. During the fiscal year ended September 30, 2007, Limited Term National Fund, Limited Term California Fund, Intermediate National Fund, Intermediate New Mexico Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund each reimbursed Thornburg $31,803.00, $4,269.50, $20,611.50, $8,469.50, $5,016.50, $14,338.50,
$146,185.00, $430,265.00, $71,480.00, $106,325.00, $3,081.00, and $691.50,
respectively, for accounting services, measured on an accrual basis.

     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also Director and controlling shareholder of Thornburg. In addition, various individuals who are officers of the Company or the Trust also serve as officers of Thornburg, as described below under the caption "Management."

Proxy Voting Policies
---------------------
     Thornburg is authorized by the Trust to vote proxies respecting voting securities held by the Funds. In those cases, Thornburg votes proxies in accordance with written Proxy Voting Policies and Procedures (the "Policy") adopted by Thornburg. The Policy states that the objective of voting a security is to enhance the value of the security, or to reduce potential for a decline in the security's value. The Policy prescribes procedures for assembling voting information and applying the informed expertise and judgment of Thornburg on a timely basis in pursuit of this voting objective.

     The Policy also prescribes a procedure for voting proxies when a vote presents a conflict between the interests of the Fund and Thornburg. If the vote relates to the election of a director in an uncontested election or ratification or selection of independent accountants, the investment advisor will vote the proxy in accordance with the recommendation of any proxy voting service engaged by Thornburg. If no such recommendation is available, or if the vote involves other matters, Thornburg will refer the vote to the Trust's audit committee for direction on the vote or a consent to vote on Thornburg's recommendation.

     The Policy authorizes Thornburg to utilize various sources of information in considering votes, including the engagement of service providers who provide analysis and information on the subjects of votes and who may recommend voting positions. Thornburg may or may not accept these recommendations. Thornburg may decline to vote in various situations, including cases where an issue is not relevant to the Policy's voting objective or where it is not possible to ascertain what effect a vote may have on the value of an investment. Thornburg may not be able to vote proxies in cases where proxy voting materials are not delivered to Thornburg in sufficient time for evaluation and voting.

     Information respecting the voting of proxies relating to specific securities of each of the Funds is available on the Thornburg website (www.thornburg.com).

Administrative Services Agreements
----------------------------------
     Administrative services are provided to each class of shares issued by each of the Funds under an Administrative Services Agreement which requires the delivery of administrative functions necessary for the maintenance of the shareholders of the class, supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of regulatory compliance and legal affairs, review and administration of functions delivered by outside service providers to or for shareholders, and other related or similar functions as may from time to time be agreed. The Administrative Services Agreement specific to each Fund's Institutional Class shares provides that the class will pay a fee calculated at an annual percentage of .05% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. Services are currently provided under these agreements by Thornburg.

     For the three most recent fiscal periods with respect to each Fund, the amounts paid to Thornburg by each Fund under the Administrative Services Agreement applicable to Institutional Class shares offered by each Fund were as follows:



                                    Sept. 30, 2005     Sept. 30, 2006      Sept. 30, 2007
                                    --------------     --------------      --------------
Limited Term National Fund             $128,213          $141,656            $147,481
Limited Term California Fund            $14,425           $13,983             $13,770
Intermediate National Fund              $21,422           $36,313             $50,115
Intermediate New Mexico Fund
  (commenced offering Institutional
   Class Shares on 02/01/07)             N/A                N/A                $6,069
Government Fund                          $7,659            $7,241              $7,923
Income Fund                             $46,767           $51,435             $51,517
Value Fund                             $208,908          $354,335            $850,718
International Value Fund               $276,894          $709,680          $1,773,228
Growth Fund                             $14,271           $70,320            $216,420
Income Builder Fund                     $37,132           $94,488            $227,468
Global Opportunities Fund
(commenced 07/28/06)                     N/A                 $573             $25,024
International Growth Fund
  (commenced 02/01/07)                   N/A                N/A                $6,536




     The agreement applicable to Institutional Class shares may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically upon assignment. Termination will not affect the service provider's right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.


                                  SERVICE PLANS

     Each of the Funds has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the 1940 Act ("Service Plan") which is applicable to Institutional Class shares of each Fund. The Plan permits each Fund to pay to Thornburg (in addition to the management and administration fees and reimbursements described above) an annual amount not exceeding .25 of 1% of the Fund's Institutional Class assets to reimburse Thornburg for specific expenses incurred by it in connection with certain shareholder services and the distribution of that Fund's shares to investors. Thornburg may, but is not required to, expend additional amounts from its own resources in excess of the currently reimbursable amount of expenses. Reimbursable expenses include the payment of amounts, including incentive compensation, to securities dealers and other financial institutions, including banks (to the extent permissible under federal banking laws), for administration and shareholder services, and in connection with the distribution of Institutional Class shares. The nature and scope of services provided by dealers and other entities likely will vary from entity to entity, but may include, among other things, processing new account applications, preparing and transmitting to the Transfer Agent information respecting shareholder account transactions, and serving as a source of information to customers concerning the Funds and transactions with the Funds. Thornburg has no current intention to request or receive any reimbursement under the Service Plans applicable to the Institutional Classes of any of the Funds. The Service Plan does not provide for accrued but unpaid reimbursements to be carried over and paid to Thornburg in later years.


                                 PORTFOLIO TRANSACTIONS

     All orders for the purchase or sale of portfolio securities are placed on behalf of each of the Funds by Thornburg pursuant to its authority under each Fund's investment advisory agreement. Thornburg also is responsible for the placement of transaction orders for other clients for whom it acts as investment advisor.

     Thornburg, in effecting purchases and sales of fixed income securities for the account of each of the Funds, places orders in such manner as, in the opinion of Thornburg, offers the best available price and most favorable execution of each transaction. These portfolio securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

     Similarly, Thornburg places orders for transactions in equity securities in such a manner as, in the opinion of Thornburg, will offer the best available price and most favorable execution of these transactions. In selecting broker dealers, subject to applicable legal requirements, Thornburg considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions; and arrangements for payment of Fund expenses. Generally commissions for foreign investments traded will be higher than for U.S. investments and may not be subject to negotiation.

     Thornburg may execute a Fund's portfolio transactions with broker-dealers who provide research and brokerage services to Thornburg. Such services may include, but are not limited to, provision of market information relating to the security, economy, industries or specific companies; order execution systems; technical and quantitative information about the markets; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services include information and analysis provided electronically through online facilities. The receipt of research from broker-dealers who execute transactions on behalf of the Funds may be useful to Thornburg in rendering investment management services to the Funds. The receipt of such research may not reduce Thornburg's normal independent research activities; however, it may enable Thornburg to avoid the additional expenses that could be incurred if Thornburg tried to develop comparable information through its own efforts.

     Thornburg may pay, or be deemed to pay, to broker-dealers who provide research and brokerage services to Thornburg, commission rates higher than might otherwise be obtainable from other broker-dealers. Thornburg does not attempt to assign a specific dollar value to the research provided in connection with trades for client accounts or to allocate the relative cost or benefit of research or brokerage services. The research and brokerage services may benefit client accounts other than the specific client account(s) for which a trade is effected, and some or all of the research or brokerage services received with respect to a specific trade may not be used in connection with the account(s) for which the trade was executed. Some of the described services may be available for purchase by Thornburg on a cash basis.

     It is Thornburg's policy, in circumstances where Thornburg receives research or brokerage services from a broker-dealer, to determine in accordance with federal securities laws that: (i) the research or brokerage services are "brokerage or research services" as that term is defined in Section 28(e) of the Securities and Exchange Act of 1934, as amended; (ii) the services provide lawful and appropriate assistance in the performance of Thornburg's investment management decisions; and (iii) the commissions paid are reasonable in relation to the value of the research or brokerage services provided. In circumstances where Thornburg determines that it has received research or brokerage services that fulfill the requirements under Thornburg's policy, Thornburg determines the portion of non-qualifying products or services and pays for those products or services from its own resources.

     During the three most recent fiscal years brokerage commissions were paid by Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund as follows:

                  Year Ended       Year Ended       Year Ended
                  Sept. 30, 2005   Sept. 30, 2006   Sept. 30, 2007
                  --------------   ---------------   --------------
Value Fund           $2,460,044      $2,753,258        $4,942,719
International
Value Fund           $6,362,449     $10,925,848       $19,709,597
Growth Fund            $529,180      $1,949,534        $3,994,461
Income Builder Fund  $2,735,647      $2,803,530        $4,061,496
Global Opportunities
Fund                     N/A            $22,128*         $684,780
International Growth
Fund                     N/A              N/A            $139,634**

<F*>  Fiscal period July 28, 2006 to September 30, 2006.
<F**> Fiscal period February 1, 2007 to September 30, 2007.

     The increased commissions in the most recent fiscal year for each of the Funds were due primarily to an increase in the assets of the Funds. Some of the Funds owned during the fiscal year securities issued by certain of their regular broker dealers. Those broker dealers and the aggregate dollar value of each such broker dealer's securities held by a Fund on September 30, 2007 are shown below:



                                                                       Income          Global
                                                      International    Builder         Opportunities
Broker-Dealer         Value Fund      Income Fund      Value Fund      Fund            Fund
-------------         ----------      -----------      -----------     --------        -------------

CitiGroup             $160,782,817        -            $120,941,067    $104,492,733           -

Goldman Sachs                         $1,940,498                         $7,761,992

JP Morgan                 -           $6,383,980            -               -              -
Chase & Co.

Merrill Lynch & Co.       -           $4,905,726            -            $9,723,000          -

UBS                   $92,213,025         -            $518,261,865     $69,899,077      $4,577,045

Wells Fargo               -           $1,625,446            -               -              -



     Thornburg may use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Funds or shares of other Thornburg funds to the extent permitted by law. Thornburg may use research services provided by and place agency transactions with TSC if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Thornburg may allocate brokerage transactions to broker-dealers who have entered into arrangements with Thornburg under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     Thornburg reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Funds. Subject to applicable laws and regulations, Thornburg will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and the other clients, the size and nature of investment positions then held by the Fund and the other clients, and the strategy, timing and restrictions applicable respectively to the Fund and the other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Funds' Trustees that the benefits available from Thornburg's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

Portfolio Turnover Rates
------------------------
     The Funds' respective portfolio turnover rates for the two most recent fiscal years are as follows:
                                       Year Ended          Year Ended
                                       Sept. 30, 2006      Sept. 30, 2007
                                       ---------------     --------------
   Limited Term National Fund            23.02%               21.35%
   Limited Term California Fund          25.77%               22.71%
   Intermediate National Fund            18.95%               22.55%
   Intermediate New Mexico Fund          11.59%               17.38%
   Government Fund                        7.47%               43.35%
   Income Fund                            6.77%               41.55%
   Value Fund                            51.36%               79.29%
   International Value Fund              36.58%               64.77%
   Growth Fund                           98.00%               82.37%
   Income Builder Fund                   55.29%               62.60%
   Global Opportunities Fund              6.08%*              91.02%
   International Growth Fund               N/A               113.34%**

<F*> Fiscal period July 28, 2006 to September 30, 2006.
<F**> Fiscal period February 1, 2007 to September 30, 2007.


            DISCLOSURE OF PORTFOLIO SECURITIES HOLDING INFORMATION

     The Trustees have adopted policies and procedures respecting and limiting the circumstances under which information respecting the Funds' current portfolio holdings information may be disclosed to persons not associated with the Funds, Thornburg, or TSC. The objective in adopting these policies and procedures is to reduce the exposure of the Funds and their shareholders to harm resulting from trading of Fund shares by persons in possession of material nonpublic information respecting the Funds' portfolio holdings. These policies and procedures are intended to operate in conjunction with Thornburg's policies prohibiting securities transactions using nonpublic "insider" information. Neither the Fund nor Thornburg nor any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about the Funds' portfolio holdings.

Selective Disclosure of Nonpublic Holdings Information
------------------------------------------------------
     Disclosure of nonpublic information respecting current Fund portfolio holdings information is generally prohibited. However, this information may be disclosed to specified persons under circumstances where Thornburg determines that it is necessary or desirable to do so. Accordingly, information may be disclosed on an as needed basis to persons who provide services to the Funds such as accountants, legal counsel, custodians, securities pricing agents who value Fund assets, financial consultants to the Funds or investment advisor, mutual fund analysts, broker dealers who perform portfolio trades for the Funds, and certain other persons. Unless otherwise noted in the table below, there will typically be no lag time between the date of the information and the date on which the information is disclosed. The policy permits disclosures to be made to persons not otherwise specified in the policy with the approval of Thornburg's president (under specified limitations), the Trustees or the Trustees' Governance and Nominating Committee.

     As of the date of this Statement of Additional Information, Thornburg has ongoing arrangements to disclose the Funds' nonpublic portfolio holdings information to the following persons:

                                                         Time Lag Between
                                                       Date of Information
Name of Recipient            Frequency              and Date of Disclosure
-----------------            ---------              ----------------------
PricewaterhouseCoopers LLP   Annually and as        One month or less,
                             necessary in           depending on the date
                             connection with the    of request
                             audit services it
                             provides to the
                             Funds

Institutional Shareholder
Services, Inc.               Daily                          None

State Street Bank and
Trust                        Daily                          None

Reuters                      Daily                          None

FT Interactive Data          Daily                          None

FactSet                      Daily                          None

Standard & Poor's/J.J.
Kenny Co.                    Daily                          None

Bear Stearns Pricing
Direct Inc.                  Daily                          None

GCOM Solutions               Monthly                 One month or less
                                                     depending on the date
                                                     of request

Electra Information
Systems, Inc.                Daily                          None

OMGEO LLC                    Daily                          None

Making Holdings Information Publicly Available
----------------------------------------------
     The policy and procedures provide for periodic public disclosure of portfolio holdings information, as follows:

     Disclosure of portfolio holdings of any one or more Funds on a publicly available website maintained by the Trust or Thornburg. In practice, the Trust will typically display the Funds' portfolio holdings information approximately 30 days after the end of the calendar month for which the information is displayed (e.g. June 30 information will be displayed on July 31), except that portfolio hedging information is typically displayed on a quarterly basis.

     Disclosure of portfolio holdings in publicly available reports and filings filed with the Securities and Exchange Commission on its Electronic Data Gathering, Analysis and Retrieval System (EDGAR).

     Disclosure of portfolio holdings of any Fund in reports and communications mailed and otherwise disseminated to shareholders of the Fund in accordance with the 1940 Act or any regulation thereunder.

     Corrective disclosure by making portfolio holdings information available in any case where it becomes apparent nonpublic information has been disclosed other than in accordance with these policies and procedures.

     Portfolio holdings information made publicly available in accordance with this section is no longer nonpublic information subject to the disclosure restrictions in the policies and procedures.

                                 MANAGEMENT

     Limited Term National Fund, Limited Term California Fund, Intermediate National Fund, Intermediate New Mexico Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund are separate "series" or investment portfolios of Thornburg Investment Trust, a Massachusetts business trust (the "Trust"). The general supervision of these Funds, including the general supervision of Thornburg's performance of its duties under the Investment Advisory Agreements and Administrative Services Agreements applicable to the Funds, is the responsibility of the Trust's Trustees. There are eight Trustees, two of whom are "interested persons" (as the term "interested" is defined in the 1940 Act and six of whom are not interested persons. The names of Trustees and executive officers and their principal occupations and affiliations during the past five years are set forth below.




Interested Trustees
-------------------
Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director
                               Time                                       Overseen
                               Served                                     by
                                                                          Director(2)
-------------------------------------------------------------------------------------------------
Garrett           Chairman     Trustee     CEO, Chairman and controlling  Fourteen    Director of
Thornburg, 62     of Trustees  Since       shareholder of Thornburg                   Thornburg
                  (3)          1987 (4)    Investment Management, Inc.                Mortgage,
                                           (investment advisor) and                   Inc. (real
                                           Thornburg Securities                       estate
                                           Corporation (securities                    investment
                                           dealer); Chairman of Thornburg             trust)
                                           Limited Term Municipal Fund, Inc.
                                           (registered investment company)
                                           to 2004; CEO and Chairman
                                           of Thornburg Mortgage, Inc.
                                           (real estate investment
                                           trust); Chairman
                                           of Thornburg Mortgage
                                           Advisory Corporation (investment
                                           manager to Thornburg
                                           Mortgage, Inc.).

Brian J. McMahon, Trustee,     Trustee     President, Managing Director,   Fourteen         None
52                President,   Since       Chief Investment Officer
                  Member of    2001;       & Co-Portfolio Manager
                  Governance   President   of Thornburg Investment
                  & Nominating Since 1997; Management, Inc.; President
                  Committee    (4)(6)      of Thornburg Limited Term
                  (5)                      Municipal Fund, Inc. to 2004


Independent Trustees
--------------------

Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director
                               Time                                       Overseen
                               Served                                     by
                                                                          Director(2)
---------------------------------------------------------------------------------------------------
David A. Ater,   Trustee,      Trustee     Principal in Ater &            Fourteen      Director of
62               Member of     Since       Associates, Santa Fe, New                    Thornburg
                 Audit         1994 (4)    Mexico (developer, planner                   Mortgage,
                 Committee and             and broker of residential and                Inc.(real
                 Governance &              commercial real estate) owner,               estate
                 Nominating                developer and broker for                     investment
                 Committee                 various real estate projects.                trust)

David D.         Trustee,      Trustee     Chairman, President, CEO and   Fourteen      None
Chase, 66        Chairman of   Since       Managing Member of Vestor
                 Audit         2000 (4)    Associates, LLC, the general
                 Committee                 partner of Vestor Partners, LP,
                                           Santa Fe, NM (private entity
                                           fund); Chairman and CEO of Vestor
                                           Holdings, Inc., Santa Fe, NM
                                           (merchant bank).

Eliot R.         Trustee,      Trustee     Partner, Akin, Gump, Strauss,   Fourteen     Director of
Cutler, 61       Chairman of   Since       Hauer & Feld, LLP, Washington,               Thornburg
                 Governance    2004 (4)    D.C. (law firm)                              Mortgage, Inc.
                 & Nominating                                                           (real estate
                 Committee                                                              investment
                                                                                        trust)

Susan H.         Trustee,      Trustee     President of Dubin              Fourteen     None
Dubin, 59        Member of     Since       Investment, Ltd., Greenwich,
                 Audit         2004 (4)    Connecticut (private investment
                 Committee                 fund); Director and officer
                                           of various charitable
                                           organizations.

Owen D.          Trustee,      Trustee     President of Dirks, Van         Fourteen     None
Van Essen,       Member of     Since       Essen & Murray, Santa Fe
54               Governance    2004 (4)    New Mexico (newspaper mergers
                 & Nominating             and acquisitions).
                 Committee

James W.         Trustee,      Trustee     Real estate broker, Santa Fe    Fourteen     None
Weyhrauch, 48    Member of     Since       Properties, Santa Fe,
                 Audit         1996 (4)    NM (since 2004); President &
                 Committee                 CEO from 1997-2004 & Vice
                                           Chairman, 2004 to date, Nambe
                                           Mills, Inc., Santa Fe, NM
                                           (manufacturer).

Officers of the Fund (who are not Trustees) (7)
-----------------------------------------------

Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director
                               Time                                       Overseen
                               Served                                     by
                                                                          Director(2)
-------------------------------------------------------------------------------------------------

George T.        Vice          Vice        Co-Portfolio Manager, Vice     Not           Not
Strickland, 44   President     President   President and Managing         applicable    applicable
                               Since       Director of Thornburg
                               1996 (6)    Investment Management, Inc.;
                                           Vice President (to 2004) and
                                           Treasurer (to 2004) of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc.

William V.        Vice         Vice        Portfolio Manager,Co-          Not         Not
Fries, 68         President    President   Portfolio Manager, Vice        applicable  applicable
                               Since 1995  President and Managing
                               (6)         Director of Thornburg
                                           Investment Management, Inc.


Leigh Moiola,    Vice          Vice        Vice President and Managing    Not           Not
40               President     President   Director of Thornburg          applicable    applicable
                               Since 2001  Investment Management,
                               (6)         Inc.; Vice President of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc. to
                                           2004.

Kenneth          Vice          Vice        Vice President & Managing      Not         Not
Ziesenheim, 53   President     President   Director of Thornburg          applicable  applicable
                               Since 1995  Investment Management, Inc.;
                               (6)         President of Thornburg
                                           Securities Corporation;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. to 2004.

Alexander        Vice          Vice        Portfolio Manager, Vice        Not         Not
Motola, 37       President     President   President, and Managing        applicable  applicable
                               Since 2001  Director of Thornburg
                               (6)         Investment Management, Inc.

Wendy Trevisani,  Vice         Vice        Co-Portfolio Manager           Not           Not
36                President    President   since 2006, Managing Director  applicable    applicable
                               Since 1999  since 2004, Vice President
                               (6)         and Associate Portfolio
                                           Manager of Thornburg Investment
                                           Management, Inc.

Joshua Gonze,     Vice         Vice        Co-Portfolio Manager since   Not           Not
44                President    President   2007, Managing Director      applicable    applicable
                               Since 1999  since 2004, Associate
                               (6)         Portfolio Manager and Vice
                                           President of Thornburg
                                           Investment Management, Inc.;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. to 2004

Brad Kinkelaar,   Vice         Vice        Co-Portfolio Manager since     Not           Not
39                President    President   2002, Managing Director        applicable    applicable
                               Since 1999  since 2004, Vice President
                               (6)         and Associate Portfolio
                                           Manager of Thornburg Investment
                                           Management, Inc.

Christopher       Vice         Vice        Co-Portfolio Manager since      Not          Not
Ihlefeld, 37      President    President   2007, Managing Director since   applicable   applicable
                               Since 2003  2006, and Associate Portfolio
                               (4)         Manager and Vice President
                                           since 2002 of Thornburg
                                           Investment Management, Inc.;
                                           Vice President of Limited Term
                                           Municipal Fund, Inc., 2003-2004

Leon              Vice         Vice        Managing Director since 2007    Not          Not
Sandersfeld, 41   President    President   and Associate since 2002 of     applicable   applicable
                               Since 2003  Thornburg Investment Management,
                               (4)         Inc.; Senior Staff Accountant,
                                           Farm Bureau Life Insurance
                                           Company to 2002.

Sasha Wilcoxon,   Vice         Vice        Managing Director and          Not           Not
33                President;   President   Secretary since 2007,          applicable    applicable
                  Secretary    Since 2003  Associate, Mutual
                               Secretary   Fund Support Service
                               since 2007  Department Manager since
                               (6)         2002, and Associate of Thornburg
                                           Investment Management, Inc.

Ed Maran,         Vice         Vice        Co-Portfolio Manager since      Not          Not
49                President    President   2006, Vice President and        Applicable   Applicable
                               Since       Managing Director since 2005,
                               2004        and Associate Portfolio
                                           Manager since 2002 of Thornburg
                                           Investment Management, Inc.

Vinson            Vice         Vice        Co-Portfolio Manager since      Not          Not
Walden, 37        President    President   2006, Vice President and        Applicable   Applicable
                               Since       Managing Director since 2005,
                               2004        and Associate Portfolio
                                           Manager since 2002 of Thornburg
                                           Investment Management, Inc.,

Van              Vice         Vice         Associate of Thornburg          Not           Not
Billops, 41      President    President    Investment Management, Inc.     Applicable    Applicable
                              Since 2006

Thomas          Vice          Vice         Vice President and Managing     Not           Not
Garcia, 36      President     President    Director since 2004 and         Applicable    Applicable
                              since 2006   Associate Portfolio Manager
                                           of Thornburg Investment
                                           Management, Inc.

Lei             Vice          Vice         Co-Portfolio Manager and        Not           Not
Wang, 36        President     President    Managing Director since 2006,   Applicable    Applicable
                              since 2006   and Associate Portfolio
                                           Manager since 2004 of Thornburg
                                           Investment Management, Inc.;
                                           Associate, Enso Capital
                                           Management, LLC 2002-2004.

Connor            Vice        Vice         Co-Portfolio Manager and        Not            Not
Browne, 28        President   President    Managing Director since         Applicable     Applicable
                              since 2006   2006, and Associate
                                           Portfolio Manager of
                                           Thornburg Investment
                                           Investment Management, Inc.

Jason             Vice        Vice         Co-Portfolio Manager since      Not            Not
Brady, 33         President   President    2006 and Managing Director      Applicable     Applicable
                              since 2007   since 2007 of Thornburg
                                           Investment Management, Inc.;
                                           Portfolio Manager, Fortis
                                           Investments 2005-2006;
                                           Associate, Fidelity Investments
                                           2003-2004; Associate, Lehman
                                           Brothers to 2002.

Lewis              Vice        Vice        Co-Portfolio Manager and        Not           Not
Kaufman, 32        President   President   Managing Director since 2007,   Applicable    Applicable
                                           and Associate Portfolio Manager
                                           since 2005 of Thornburg Investment
                                           Management, Inc.; Associate,
                                           Citigroup, 2003-2004.

(1)     Each person's address is 119 East Marcy Street, Santa Fe, New Mexico 87501.
(2)     The Trust is organized as a Massachusetts business trust, and currently comprises a complex of 14 separate investment "Funds" or "series."
        Thornburg Investment Management, Inc. is the investment advisor to, and manages, the 14 Funds of the Trust.  Each Trustee oversees the 14 Funds of the Trust.
(3)     Mr. Thornburg is considered an "interested" Trustee under the Investment
        Company Act of 1940 because he is a director and controlling shareholder of Thornburg Investment Management, Inc. the investment advisor to the 14 active Funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor of shares of the Trust.
(4)     Each Trustee serves in office until the election and qualification of a successor.
(5)     Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg Investment Management, Inc.
(6)     The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.
(7)     Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.


Committees of the Trustees
--------------------------
     The Trustees have an Audit Committee, which is comprised of four Trustees who are not interested persons. David D. Chase (chairman), David
A. Ater, Susan H. Dubin and James W. Weyhrauch. The Audit Committee discharges its duties in accordance with an Audit Committee Charter, which provides that the committee will (i) evaluate performance of the Trust's auditors, (ii) review planning, scope and staffing of audits, (iii) review results of audits with the auditors, (iv) receive and review reports from auditors respecting auditor independence, and (v) require the Trust's legal counsel to report to the committee any matter which may have a significant effect on any of the Trust's financial statements. The Audit Committee is responsible for the selection of the Funds' independent registered public accounting firm which audits the annual financial statements of each Fund. The Audit Committee evaluates the independence of the independent registered public accounting firm based on information provided by the accounting firm and the investment advisor, and meets with representatives of the independent registered public accounting firm and the investment advisor to discuss, consider and review matters related to the Funds' accounting and financial reports. The committee held five meetings in the Trust's fiscal year ended September 30, 2007.

     The Trustees have a Governance and Nominating Committee, which is comprised of four Trustees, Eliot R. Cutler (chairman), David A. Ater, Brian J. McMahon and Owen D. Van Essen. Mr. Cutler, Mr. Ater and Mr. Van Essen are not interested persons. Mr. McMahon is an interested person because he is president of the Funds' investment advisor, but is prohibited from participating in the selection or nomination of individuals to serve as independent Trustees of the Trust. The committee discharges its duties in accordance with a Governance and Nominating Committee Charter, which provides that the committee will (i)conduct evaluations of the performance of the Trustees, the Audit Committee and the Governance and Nominating Committee in accordance with the Trust's Corporate Governance Procedures and Guidelines (the "Governance Procedures"), (ii) select and nominate individuals for election as Trustees of the Trust who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and (iii) perform the additional functions specified in the Governance procedures and such other functions assigned by the Trustees to the committee from time to time. The committee is authorized to consider for nomination as candidates to serve as Trustees individuals recommended by shareholders in accordance with the Trust's Procedure for Shareholder Communications to Trustees. The committee was, until December 5, 2004, charged primarily with nomination responsibilities, and was reconstituted on that date as the Governance and Nominating Committee. The committee held two meetings in the Trust's fiscal year ended September 30, 2007.

Compensation of the Trustees
----------------------------
     The officers and Trustees affiliated with Thornburg serve without any compensation from the Trust. The Trust currently compensates each Trustee who is not an interested person of the Trust at an annual rate of $36,000 payable quarterly. In addition, each Trustee is compensated $2,500 for each meeting or independent session of independent Trustees attended by the Trustee in person or by telephone; except that the meeting compensation is $1,000 for each meeting attended by telephone after the first meeting or session attended by telephone in any calendar year. General meetings of Trustees on two successive days are considered one meeting for this purpose, and an independent session of independent Trustees similarly is not considered a separate meeting for this purpose if held within one day before or after any general meeting of Trustees or independent session of independent Trustees.

     The Trust compensates each member of the Audit Committee and the Governance and Nominating Committee $1,000 for each committee meeting attended. The Trust pays the chairman of each committee an additional annual compensation of $2,000, payable quarterly. The Trust reimburses each Trustee for travel and out-of-pocket expenses incurred by the Trustee in connection with attending meetings. The Trust does not pay retirement or pension benefits.

     The Trust paid fees to the Trustees during the fiscal year ended September 30, 2007 as follows:

                         Pension or
                         Retirement      Estimated      Total
           Aggregate     Benefits        Annual         Compensation
           Compensation  Accrued as      Benefits       from Trust and
Name of    from          Part of         Upon           Fund Complex
Trustee    Trust         Fund Expenses   Retirement     Paid to Trustee
--------   ------------  -------------   -------------  ---------------
Garrett
Thornburg       0             0                0              0

David A.
Ater          $54,500         0                0             $54,500

David D.
Chase         $52,000         0                0             $52,000

Eliot R.
Cutler        $50,000         0                0             $50,000

Susan H.
Dubin         $50,000         0                0             $50,000

Brian J.
McMahon         0             0                0              0

Owen D.
Van Essen     $50,500                                        $50,500

James W.
Weyhrauch     $50,000         0                0             $50,000



Certain Ownership Interests of Trustees
---------------------------------------

Column (2) of the following table shows the dollar range of the shares owned beneficially by each Trustee in each Fund as of December 31, 2007.

       (1)               (2)                         (3)                   (4)
                                                                       Aggregate
                                                                       Dollar Range
                                                                       of Securities
                                                 Dollar Range          in all Funds
                                                 of Securities         of the Trust
Name of Trustee     Name of Fund                 in each Fund          as of 12/31/07
---------------     ------------                 -------------         --------------

Garrett Thornburg   Thornburg New Mexico         over $100,000
                    Intermediate Municipal
                    Fund

                    Thornburg Value Fund         over $100,000

                    Thornburg International      over $100,000
                    Value Fund

                    Thornburg Core Growth        over $100,000
                    Fund

                    Thornburg Investment         over $100,000
                    Income Builder Fund

                    Thornburg Global             over $100,000
                    Opportunities Fund

                    Thornburg International
                    Growth Fund                  over $100,000
                                                                      over $100,000

Brian J. McMahon    Thornburg Limited Term       over $100,000
                    Municipal Fund

                    Thornburg Intermediate       over $100,000
                    Municipal Fund

                    Thornburg New Mexico         over $100,000
                    Intermediate Municipal Fund

                    Thornburg Value Fund         over $100,000

                    Thornburg International      over $100,000
                    Value Fund

                    Thornburg Core Growth        over $100,000
                    Fund

                    Thornburg Investment         over $100,000
                    Income Builder Fund

                    Thornburg Global             over $100,000
                    Opportunities Fund

                    Thornburg International
                    Growth Fund                  over $100,000

                    Thornburg Strategic Income
                    Fund                         over $100,000
                                                                     over $100,000

David A. Ater       Thornburg Value Fund         over $100,000

                    Thornburg International      over $100,000
                    Value Fund

                    Thornburg Core Growth        over $100,000
                    Fund

                    Thornburg Global             over $100,000
                    Opportunities Fund
                                                                    over $100,000

David D. Chase      Thornburg International      $1 - $10,000
                    Value Fund

                    Thornburg Core Growth        $1 - $10,000
                    Fund

                    Thornburg Investment
                    Income Builder Fund          $1 - $10,000

                    Thornburg Global
                    Opportunities Fund           $1 - $10,000

                                                                    $10,001 - $50,000

Eliot R. Cutler     Thornburg Limited Term       $1 - $10,000
                    Municipal Fund

                    Thornburg International
                    Value Fund                   over $100,000

                    Thornburg Core Growth
                    Fund                         $50,001 - $100,000

                    Thornburg Investment
                    Income Builder Fund          $10,001 - $50,000

                    Thornburg Global
                    Opportunities Fund           $10,001 - $50,000

                                                                    over $100,000

Susan H. Dubin      Thornburg International      over $100,000
                    Value Fund

                    Thornburg Core Growth        $10,001 - $50,000
                    Fund

                    Thornburg Global             $50,001 - $100,000
                    Opportunities Fund

                    Thornburg International      $10,001 - $50,000
                    Growth Fund
                                                                    over $100,000

Owen Van Essen      Thornburg New Mexico         over $100,000
                    Intermediate Municipal Fund

                    Thornburg Limited Term       over $100,000
                    U.S. Government Fund

                    Thornburg Value Fund         over $100,000

                    Thornburg Core Growth        $1 - $10,000
                    Fund


                    Thornburg Investment         over $100,000
                    Income Builder Fund

                    Thornburg Global             over $100,000
                    Opportunities Fund

                    Thornburg Strategic Income
                    Fund                         over $100,000
                                                                    over $100,000

James W.            Thornburg Value Fund         $50,001 - $100,000
Weyhrauch
                    Thornburg International      $10,001 - $50,000
                    Value Fund

                    Thornburg Core Growth        over $100,000
                    Fund

                    Thornburg Investment         $50,001 - $100,000
                    Income Builder Fund

                    Thornburg Global             over $100,000
                    Opportunities Fund
                                                                    over $100,000



Personal Securities Transactions of Personnel
---------------------------------------------
     The Trust, the investment advisor to the Trust, and the distributor for the advisor and the Trust, each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. Specified personnel of the Trust, investment advisor and distributor, including individuals engaged in investment management activities and others are permitted under the codes to make personal investments in securities, including securities that may be purchased or held by the Funds. Certain investments are prohibited or restricted as to timing, and personnel subject to the codes must report their investment activities to a compliance officer.


                      INFORMATION ABOUT PORTFOLIO MANAGERS

     Displayed below is additional information about the portfolio managers identified in the Prospectus.

Portfolio Manager Compensation
------------------------------
     The compensation of each portfolio and co-portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. Each manager currently named in the Prospectus also owns equity shares in the investment advisor, Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the manager and all other expenses related to supporting the accounts managed by the manager, including the Trust; multiple year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; single year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; the degree of sensitivity of the manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the manager's compensation with respect to the Trust and other accounts managed by the manager, except that certain accounts managed by the manager may have no income or capital gains tax considerations. To the extent that the manager realizes benefits from capital appreciation and dividends paid to shareholders of Thornburg, such benefits accrue from the overall financial performance of Thornburg.

Conflicts of Interest
---------------------
     Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio or co-portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the manager's management of a Fund's investments and the manager's management of other accounts. These conflicts could include:

     - Allocating a favorable investment opportunity to one account but not another.

     - Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.

     - Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.

     - Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

     The Trust's investment advisor, Thornburg, has informed the Trust that it has considered the likelihood that any material conflicts of interest could arise between a manager's management of the Funds' investments and the manager's management of other accounts. Thornburg has also informed the Trust that it has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

Accounts Managed By Portfolio Managers
--------------------------------------
     Set out below for each of the portfolio and co-portfolio managers named in the Prospectus is information respecting the accounts managed by the manager. The information presented is current as of September 30, 2007. The information includes the Fund or Funds as to which each individual is a portfolio or co-portfolio manager. Except as noted below, as of September 30, 2007, the advisory fee for each of the accounts was not based on the investment performance of the account.

George T. Strickland
--------------------
Registered Investment Companies:  Accounts:  5    Assets: $1,946,756,696
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts: 243   Assets: $831,310,529

William V. Fries
----------------
Registered Investment Companies:  Accounts:  15   Assets: $24,402,515,373
Other Pooled Investment Vehicles: Accounts:  13   Assets: $2,161,864,720
Other Accounts:                   Accounts:10,209 Assets: $11,665,546,632

Advisory Fee based
on Performance:                   Accounts:  2    Assets: $1,054,902,452

Alexander M.V. Motola
---------------------
Registered Investment Companies:  Accounts:  5    Assets: $3,737,108,907
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts:  32   Assets: $30,013,520

Advisory Fee based
on Performance:                   Accounts:  1    Assets: $135,531,562

Brian J. McMahon
----------------
Registered Investment Companies:  Accounts:  4    Assets: $4,543,400,210
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts:  0    Assets: $0

Brad Kinkelaar
--------------
Registered Investment Companies:  Accounts:  2    Assets: $4,024,444,968
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts:  0    Assets: $0

Edward Maran
-------------
Registered Investment Companies:  Accounts:  5    Assets: $5,735,339,389
Other Pooled Investment Vehicles: Accounts:  6    Assets: $1,521,328,721
Other Accounts:                   Accounts: 2829  Assets: $3,943,005,738

Advisory Fee based
on Performance:                   Accounts:  1    Assets: $932,645,369

Wendy Trevisani
---------------
Registered Investment Companies:  Accounts:  8    Assets: $18,411,845,461
Other Pooled Investment Vehicles: Accounts:  7    Assets: $640,536,000
Other Accounts:                   Accounts: 7380  Assets: $7,722,540,895

Advisory Fee based
on Performance:                   Accounts:  1    Assets: $122,257,083

Lei Wang
--------
Registered Investment Companies:  Accounts:  8    Assets: $18,411,845,461
Other Pooled Investment Vehicles: Accounts:  7    Assets: $640,536,000
Other Accounts:                   Accounts: 7380  Assets: $7,722,540,895

Advisory Fee based
on Performance:                   Accounts:  1    Assets: $122,257,083

Connor Browne
-------------
Registered Investment Companies:  Accounts:  5    Assets: $5,735,339,389
Other Pooled Investment Vehicles: Accounts:  6    Assets: $1,521,328,721
Other Accounts:                   Accounts: 2829  Assets: $3,943,005,738

Advisory Fee based
on Performance:                   Accounts:  1    Assets: $932,645,369

W. Vinson Walden
----------------
Registered Investment Companies:  Accounts:  4    Assets: $778,285,766
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts:  0    Assets: $0

Josh Gonze
----------
Registered Investment Companies:  Accounts:  5    Assets: $1,946,756,696
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts: 243   Assets: $831,310,529

Christopher Ihlefeld
--------------------
Registered Investment Companies:  Accounts:  5    Assets: $1,946,756,696
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts: 243   Assets: $831,310,529

Jason Brady
-----------
Registered Investment Companies:  Accounts:  4    Assets: $4,465,166,992
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts:  40   Assets: $155,712,663

Portfolio Managers' Ownership of Shares in the Funds
----------------------------------------------------
     Displayed below for each of the portfolio and co-portfolio managers named in the Prospectus is the dollar range of the individual's beneficial ownership of shares in the Fund or Funds as to which the individual is a manager. The information presented is current as of September 30, 2007. In each case, the dollar range listed may include shares owned by the portfolio or co-portfolio manager through the manager's self-directed account in Thornburg's retirement plan. In addition to the holdings noted below, each of the portfolio and co-portfolio managers is a participant in Thornburg's profit sharing plan, which invests in shares of each of the Funds.

George T. Strickland
--------------------
Limited Term National Fund     $50,001 - $100,000
Intermediate National Fund     $50,001 - $100,000
Limited Term California Fund         None
Intermediate New Mexico Fund   $100,001 - $500,000

William V. Fries
----------------
Value Fund                     Over $1,000,000
International Value Fund       Over $1,000,000

Alexander M.V. Motola
---------------------
Growth Fund                    $100,001 - $500,000
International Growth Fund      $100,001 - $500,000

Brian J. McMahon
----------------
Income Builder Fund            Over $1,000,000
Global Opportunities Fund      Over $1,000,000

Brad Kinkelaar
--------------
Income Builder Fund            $100,001 - $500,000

Edward Maran
------------
Value Fund                     $50,001 - $100,000

Wendy Trevisani
---------------
International Value Fund       $100,001 - $500,000

Lei Wang
--------
International Value Fund       $10,001 - $50,000

Connor Browne
-------------
Value Fund                     $10,001 - $50,000

W. Vinson Walden
----------------
Global Opportunities Fund      $100,001 - $500,000

Josh Gonze
----------
Limited Term National Fund         None
Intermediate National Fund         None
Limited Term California Fund       None
Intermediate New Mexico Fund   $1 - $10,000

Christopher Ihlefeld
--------------------
Limited Term National Fund         None
Intermediate National Fund         None
Limited Term California Fund       None
Intermediate New Mexico Fund       None

Jason Brady
-----------
Government Fund                    None
Income Fund                        None
Income Builder Fund                None



                     PRINCIPAL HOLDERS OF SECURITIES

Limited Term National Fund
--------------------------
     As of November 2, 2007 Limited Term National Fund had an aggregate of 80,175,382.821 shares outstanding, of which 23,020,809.480 were
Institutional Class shares. On November 2, 2007, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held 249,180.860 Institutional Class shares of Limited Term National Fund, representing 1.08% of the Fund's Institutional Class shares. On November 2, 2007, the following person was known to have held of record or beneficially 5% or more of the Fund's outstanding Institutional Class shares:

                                     No. of              % of
Shareholder                          Shares         Shares in Class
-----------                          ------         ---------------
Charles Schwab & Co.              5,693,214.107          24.73%
Special Custody Account
101 Montgomery Street
San Francisco, CA 94104-4151

Limited Term California Fund
----------------------------
     As of November 2, 2007, Limited Term California Fund had an aggregate of 8,870,034.505 shares outstanding, of which 2,414,867.747 were Institutional Class shares. On November 2, 2007, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than one percent of the outstanding Institutional Class shares of the Fund. On November 2, 2007, the following persons were known to have held of record or beneficially 5% of the outstanding Institutional Class shares of the Fund:

                                      No. of             % of
Shareholder                           Shares        Shares in Class
-----------                           ------        ---------------
Charles Schwab & Co.              1,449,031.614         60.00%
Special Custody Account
101 Montgomery Street
San Francisco, CA 94104-4151

Dennis J. Tietz & Jennifer Y.       230,229.048          9.53%
Tietz U/A Dtd 2-19-07 as Trustees
For the Teitz 1997 Revocable Trust
416 Princeton Road
San Mateo, CA, FL 94402-3230

Intermediate National Fund
--------------------------
     As of November 2, 2007, Intermediate National Fund had an aggregate of 40,037,510.050 shares outstanding, of which 10,484,996.088 were Institutional Class shares. On November 2, 2007, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held 115,195.355 Institutional Class shares of Intermediate National Fund, representing 1.10% of the Fund's Institutional Class shares. On November 2, 2007, the following person was known to have held of record or beneficially 5% or more of Intermediate National Fund's outstanding Institutional Class shares:
                                     No. of             % of
Shareholder                          Shares        Shares in Class
-----------                          ------        ---------------
Merrill Lynch                     1,526,807.849         14.56%
f/b/o its Customers
4800 Deer Lake Dr.
Jacksonville, FL  32246-6484

Charles Schwab & Co.              1,373,361.071         13.10%
Special Custody Account
101 Montgomery Street
San Francisco, CA 94104-4151

Intermediate New Mexico Fund
----------------------------
     As of November 2, 2007, Intermediate New Mexico Fund had an aggregate of 15,523,537.024 shares outstanding, of which 1,513,974.018 were Institutional Class shares. On November 2, 2007, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held 514,200.910 Institutional Class shares of Intermediate New Mexico Fund, representing 33.96% of the Fund's Institutional Class shares. On November 2, 2007, the following person was known to have held of record or beneficially 5% or more of Intermediate New Mexico Fund's outstanding Institutional Class shares:
                                     No. of             % of
Shareholder                          Shares        Shares in Class
-----------                          ------        ---------------
Dawn B. Fischer                   317,212.401          20.95%
HCR 71 Box 414
Stanley, NM
87506-9705

Garrett Thornburg Revocable       226,928.443          14.99%
Living Trust
119 E. Marcy Street, Ste 202
Santa Fe, NM 87501-2046

Thornburg Investment              115,038.103           7.60%
Management, Inc.
Attn: Corporate Accounting
119 E. Marcy Street, Ste 202
Santa Fe, NM 87501-2046

Thornburg Mortgage Advisory Corp  105,295.864           6.95%
Attn: Corporate Accounting
150 Washington Ave. Ste 201
Santa Fe, NM 87501-2038

Steven Bohlin, for                 86,034.979           5.68%
Rachel O'Keefe Bohlin JT WROS
1444 Seville Rd.
Santa Fe, NM 87505-4653

Catherine Oppenheimer, as          84,508.257           5.58%
Trustee for Oppenheimer
Revocable Living Trust dtd 3/7/01
978 Thunderbird Court
Santa Fe, NM 87501-8873

Brian McMahon, as Trustee          81,879.377           5.41%
for Oppenheimer Descendants Trust
119 E. Marcy Street, Ste 202
Santa Fe, NM 87501-2046

Thornburg Securities Corp.         79,703.977           5.26%
Attn: Corporate Accounting
119 E. Marcy Street, Ste 202
Santa Fe, NM 87501-2046

Government Fund
---------------
     As of November 2, 2007, Government Fund had an aggregate of 10,872,220.074 shares outstanding, of which 1,175,625.428 were Institutional Class shares. On November 2, 2007, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than one percent of the outstanding Institutional Class shares of the Government Fund. On November 2, 2007, the following persons were known to have held of record or beneficially 5% or more of the Fund's Institutional Class shares:

                                    No. of             % of
Shareholder                         Shares        Shares in Class
-----------                         ------        ---------------
Charles Schwab & Co.             112,929.255           9.61%
Special Custody Account
101 Montgomery Street
San Francisco, CA 94104-4151

Income Fund
-----------
     As of November 2, 2007, Income Fund had an aggregate of 23,966,804.163 shares outstanding, of which 8,549,989.018 were Institutional Class shares. On November 2, 2007, officers and Trustees of Thornburg Investment Trust, as a group, together with related persons, owned less than one percent of the Institutional Class shares of Income Fund. On November 2, 2007, the following person was known to have held of record or beneficially 5% or more of the Fund's Institutional Class shares:

                                   No. of             % of
Shareholder                        Shares        Shares in Class
-----------                        ------        ---------------
Charles Schwab & Co.           2,459,352.788          28.76%
Special Custody Account
101 Montgomery Street
San Francisco, CA 94104-4151

Value Fund
----------
     As of November 2, 2007, Value Fund had an aggregate of 116,801,522.386 shares outstanding, of which 56,225,264.128 were
Institutional Class shares. On November 2, 2007, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held 597,997.921 Institutional Class shares of Value Fund, representing 1.06% of the Fund's Institutional Class shares. On November 2, 2007, the following persons were known to have held of record or beneficially 5% or more of Value Fund's outstanding Institutional Class shares:
                                   No. of             % of
Shareholder                        Shares        Shares in Class
-----------                        ------        ---------------
Charles Schwab & Co.           4,835,611.752           8.60%
Special Custody Account
101 Montgomery Street
San Francisco, CA 94104-4151

International Value Fund
------------------------
     As of November 2, 2007, International Value Fund had an aggregate of 470,680,481.540 shares outstanding, of which 146,477,871.486 were
Institutional Class shares. On November 2, 2007, officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than one percent of the outstanding Institutional Class shares of the Fund. On November 2, 2007, the following persons were known to have held of record or beneficially 5% or more of International Value Fund's outstanding Institutional Class shares:

                                  No. of             % of
Shareholder                       Shares        Shares in Class
-----------                       ------        ---------------
Charles Schwab & Co.          27,592,360.962         18.84%
Special Custody Account
101 Montgomery Street
San Francisco, CA 94104-4151

Merrill Lynch                 26,496,028.773         18.09%
f/b/o its Customers
4800 Deer Lake Dr.
Jacksonville, FL  32246-6484

Growth Fund
-----------
     As of November 2, 2007, Growth Fund had an aggregate of 173,580,242.494 shares outstanding, of which 31,629,580.012 were
Institutional Class shares. On November 2, 2007, officers, Trustees and related persons of Thornburg Investment Trust owned 1,144,530.940 Institutional Class Shares of Growth Fund, representing 3.62% of the Fund's outstanding Institutional Class shares. On November 2, 2007, the following persons were known to have held of record or beneficially 5% or more of Growth Fund's outstanding Institutional Class shares:

                                 No. of               % of
Shareholder                      Shares          Shares in Class
-----------                      ------          ---------------
Merrill Lynch                  4,151,467.106         13.13%
f/b/o its Customers
4800 Deer Lake Dr.
Jacksonville, FL  32246-6484

Charles Schwab & Co.           3,704,793.204         11.71%
Special Custody Account
101 Montgomery Street
San Francisco, CA 94104-4151

Benefit Trust Company          1,764,899.121          5.58%
FBO PHH Investments, Ltd.
5901 College Blvd, Suite 100
Overland Parks, KS 66211-1834

Prudential Investment Service  1,580,459.282          5.00%
FBO Mutual Fund Clients
100 Mulberry St., Floor 11
Newark, NJ 07102-4056

Income Builder Fund
-------------------
     As of November 2, 2007, Income Builder Fund had an aggregate of 175,361,574.063 shares outstanding, of which 29,255,558.780 were
Institutional Class shares. On November 2, 2007, officers, Trustees and related persons of Thornburg Investment Trust owned 1,211,374.009 Institutional Class shares of Income Builder Fund, representing 4.14% of the Fund's outstanding Institutional Class shares. On November 2, 2007, the following persons were known to have held of record or beneficially 5% or more of Income Builder Fund's outstanding Institutional Class shares:

                                 No. of             % of
Shareholder                      Shares        Shares in Class
-----------                      ------        ---------------
Charles Schwab & Co.          5,583,050.650         19.08%
Special Custody Account
101 Montgomery Street
San Francisco, CA 94104-4151

Merrill Lynch                 3,062,378.685         10.47%
f/b/o its Customers
4800 Deer Lake Dr.
Jacksonville, FL  32246-6484

Global Opportunities Fund
-------------------------
     As of November 2, 2007, Global Opportunities Fund had an aggregate of 32,601,005.992 shares outstanding, of which 11,125,862.995 were
Institutional Class shares. On November 2, 2007, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, owned 1,339,634.365 Institutional Class shares of the Fund, representing 12.04% of the Fund's outstanding Institutional Class shares. On November 2, 2007, the following persons were known to have held of record or beneficially 5% or more of Global Opportunities Fund's outstanding Institutional Class shares:

                                 No. of             % of
Shareholder                      Shares        Shares in Class
-----------                      ------        ---------------
Prudential Investment Service  5,109,308.732         45.92%
FBO Mutual Fund Clients
100 Mulberry St., Floor 11
Newark, NJ 07102-4056

Merrill Lynch                  1,375,351.023         12.36%
f/b/o its Customers
4800 Deer Lake Dr.
Jacksonville, FL  32246-6484

Charles Schwab & Co.             599,658.043          5.39%
Special Custody Account
101 Montgomery Street
San Francisco, CA 94104-4151

International Growth Fund
-------------------------
     As of November 2, 2007, International Growth Fund had 5,355,460.419 shares outstanding, of which 2,007,406.448 were Institutional Class shares. On November 2, 2007, officers, Trustees and related persons of Thornburg Investment Trust, as a group, owned 1,213,713.085 Institutional Class shares of the Fund, representing 60.46% of the Fund's outstanding Institutional Class shares. On November 2, 2007, the following persons were known to have held of record or beneficially 5% or more of the Fund's outstanding Institutional Class shares:

                                   No. and Class        % of
Shareholder                        of Shares        Total Shares
-----------                       -------------     ------------
Brian McMahon, as trustee          381,181.195         18.99%
for the Lloyd Thornburg
Irrevocable Trust
119 East Marcy Street, Ste 202
Santa Fe, NM 87501-2084

Brian McMahon, as trustee          179,426.982          8.94%
for the Oppenheimer Descendants
Trust
119 East Marcy Street, Ste 202
Santa Fe, NM 87501-2084

Garrett Thornburg Revocable        167,504.188          8.34%
Living Trust
119 E. Marcy Street, Ste 202
Santa Fe, NM 87501-2046

Brian McMahon, as trustee          162,555.125          8.33%
for the Thornburg Descendants
Trust
119 E. Marcy Street, Ste 202
Santa Fe, NM 87501-2046

Merrill Lynch                      133,863.576          6.67%
f/b/o its Customers
4800 Deer Lake Dr.
Jacksonville, FL  32246-6484


                               NET ASSET VALUE

     Each Fund will calculate its net asset value at least once daily on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Fund. Net asset value will not be calculated on New Year's Day, Washington's Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday. Under the 1940 Act, net asset value must be computed at least once daily on each day (i) in which there is a sufficient degree of trading in a Fund's portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.


                                   DISTRIBUTOR

     Pursuant to a Distribution Agreement between the Trust and Thornburg Securities Corporation ("TSC"), TSC acts as principal underwriter in a continuous offering of Institutional Class shares of the Funds. The Funds do not bear selling expenses except (i) those involved in registering its shares with the Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities, and (ii) expenses paid under the Service Plans and which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreements, except that termination other than upon assignment requires six months' notice.

     Garrett Thornburg, Chairman of the Trustees of Thornburg Investment Trust, is also Director and controlling stockholder of TSC.


    ADDITIONAL INFORMATION RESPECTING PURCHASE AND REDEMPTION OF SHARES

      To the extent consistent with state and federal law, your Fund may make payments of the redemption price either in cash or in kind. The Funds have elected to pay in cash all requests for redemption by any shareholder. They may, however, limit such cash in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

Share Class Conversion within Certain Fee-Based Accounts
--------------------------------------------------------

     Some shareholders may hold Institutional Class shares of the Funds through fee-based advisory programs, often referred to as "wrap accounts," that are managed by investment dealers, financial advisors or other investment professionals (each, a "wrap account intermediary"). A wrap account intermediary may impose eligibility requirements on a shareholder's participation in the fee-based advisory program and ownership of Institutional Class shares through the program which are additional to the ownership requirements described in the Funds' Institutional Class shares prospectus. Under the terms of its fee-based advisory program, a wrap account intermediary may also be permitted to effect a conversion of a shareholder's Institutional Class shares in a Fund, including those Institutional Class shares purchased by the shareholder during the shareholder's participation in the program, to the appropriate retail class of shares of that Fund in situations when the shareholder no longer meets the wrap account intermediary's stated eligibility requirements for the ownership of Institutional Class shares. For example, the terms of its fee-based advisory program may permit a wrap account intermediary to effect this type of conversion when a shareholder moves his position in Institutional Class shares of the Funds out of the program that offered Institutional class shares and into a program or account through which the wrap account intermediary only offers retail class shares of the Funds. Any such converstion by a wrap account intermediary will be made in accordance with the applicable prospectuses of the Funds, including the Institutional Class Shares prospectus, and will be made without the imposition by the Funds of any sales load, fee or other charge. The class of shares that a shareholder owns after the conversion may bear higher fees and expenses than the Institutional Class shares.

     If you own Institutional Class shares of the Funds through a fee-based advisory program, you should consult with your wrap account intermediary to determine whether there are any additional eligibility requirements that the wrap account intermediary imposes on your participation in their program and your ownership of Institutional Class shares through the program, and whether the wrap account intermediary prescribes any circumstances which may result in the type of share class conversion described herein.


                        BUSINESS CONTINUITY PLAN

     Thornburg and TSC have each adopted a business continuity plan that seeks to anticipate significant business disruptions to its operations, including disruptions to the securities markets due to terrorist attack. In accordance with this plan, Thornburg and TSC have each identified and made provision to recover all the critical systems required to protect its customers in the event of a significant business disruption.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, is the independent registered public accounting firm for the Funds.


                    Statement of Additional Information
                                 For
                      Thornburg Retirement Plan Shares
                                 of
                Thornburg Limited Term U.S. Government Fund
                   Thornburg Limited Term Income Fund
                          Thornburg Value Fund
                    Thornburg International Value Fund
                       Thornburg Core Growth Fund
                 Thornburg Investment Income Builder Fund
                   Thornburg Global Opportunities Fund
                   Thornburg International Growth Fund

                     119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico 87501


     Thornburg Limited Term U.S. Government Fund ("Government Fund"), Thornburg Limited Term Income Fund ("Income Fund"), Thornburg Value Fund ("Value Fund"), Thornburg International Value Fund ("International Value Fund"), Thornburg Core Growth Fund ("Growth Fund"), Thornburg Investment Income Builder Fund ("Income Builder Fund"), Thornburg Global Opportunities Fund ("Global Opportunities Fund") and Thornburg International Growth Fund ("International Growth Fund") are investment portfolios established by Thornburg Investment Trust (the "Trust"). Prior to February 1, 2002, Thornburg International Value Fund was "Thornburg Global Value Fund." This Statement of Additional Information relates to the investments made or proposed to be made by the Funds, investment policies governing the Funds, the Funds' management, and other issues of interest to a prospective purchaser of Class R3, Class R4 or Class R5 shares offered by the Funds.

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' "Thornburg Retirement Plan Shares" Prospectus dated February 1, 2008, as supplemented September 10, 2008. A copy of the Prospectus and the most recent Annual and Semiannual Reports for each of the Funds may be obtained at no charge by writing to the distributor of the Funds' shares, Thornburg Securities Corporation, at 119 East Marcy Street, Santa Fe, New Mexico 87501. The audited financial statements contained in the Annual Reports to Shareholders of each of the Funds for the fiscal year ended September 30, 2007, are incorporated herein by reference. This Statement of Additional Information is incorporated by reference into the Funds' Retirement Class Shares Prospectus.

     Prior to October 1, 1995, the Trust's name was "Thornburg Income
Trust."

     The Class R3 Shares referred to in this Statement of Additional Information were known as Class R1 Shares until February 1, 2007.

     The date of this Statement of Additional Information is February 1, 2008, as revised September 10, 2008.



TABLE OF CONTENTS

ORGANIZATION OF THE FUNDS. . . . . . . . . . . . . . . . . . . __

INVESTMENT POLICIES. . . . . . . . . . . . . . . . . . . . . . __

GOVERNMENT FUND and INCOME FUND. . . . . . . . . . . . . . . . __
  Determining Portfolio Average Maturity -
    Government Fund and Income Fund. . . . . . . . . . . . . . __
  Purchase of Certificates of Deposit
    Government Fund and Income Fund. . . . . . . . . . . . . . __
  Mortgage-Backed Securities and Mortgage Pass-
    Through Securities - Government Fund and Income Fund . . . __ Other Mortgage-Backed Securities - Government Fund and
    Income Fund . . . . . . . . . . . . . . . . . . . . . . .  __
  Other Asset-Backed Securities - Income Fund  . . . . . . . . __
  Collateralized Mortgage Obligations ("CMOs") - Government
    Fund and Income Fund . . . . . . . . . . . . . . . . . . . __
  FHLMC Collateralized Mortgage Obligations - Government Fund
    and Income Fund                                            __
  Other Structured Finance Arrangements - Income Fund. . . . . __
  Repurchase Agreements - Government Fund and Income Fund. . . __ When-Issued Securities - Government Fund and Income Fund . . __ Reverse Repurchase Agreements - Government Fund and
   Income Fund . . . . . . . . . . . . . . . . . . . . . . . . __
  Dollar Roll Transactions - Government Fund and Income Fund . __
  Securities Lending - Government Fund and Income Fund . . . . __
  Other Investment Strategies - Income Fund. . . . . . . . . . __
  General Characteristics of Options - Income Fund . . . . . . __
  General Characteristics of Futures - Income Fund . . . . . . __
  Options on Securities Indices and Other Financial
   Indices - Income Fund . . . . . . . . . . . . . . . . . . . __
  Currency Transactions - Income Fund. . . . . . . . . . . . . __
  Risks of Currency Transactions - Income Fund . . . . . . . . __
  Combined Transactions - Income Fund. . . . . . . . . . . . . __
  Swaps, Caps, Floors and Collars - Income Fund. . . . . . . . __
  Eurodollar Instruments - Income Fund . . . . . . . . . . . . __
  Risks of Strategic Transactions Outside
    the United States - Income Fund. . . . . . . . . . . . . . __
  Use of Segregated and Other Special Accounts - Income Fund . __
  Foreign Investments - Income Fund. . . . . . . . . . . . . . __

VALUE FUND, INTERNATIONAL VALUE FUND, GROWTH FUND,
   INCOME BUILDER FUND, GLOBAL OPPORTUNITIES FUND, AND
   INTERNATIONAL GROWTH FUND . . . . . . . . . . . . . . . . . __
  Illiquid Investments - Equity Funds. . . . . . . . .. .. . . __
  Restricted Securities - Equity Funds. . . . . . .  . . . . . __
  Swaps, Caps, Floors and Collars - Equity Funds . . . . . . . __
  Indexed Securities - Equity Funds. . . . . . .  . . . .. . . __
  Repurchase Agreements - Equity Funds. . . . . . . . . .. . . __
  Reverse Repurchase Agreements - Equity Funds. .  . . . .. .  __
  Securities Lending - Equity Funds. . . . . . .  . . . . . .  __
  Lower-Quality Debt Obligations - Equity Funds. . . .  . . .  __
  Foreign Investments - Equity Funds. . . . . . .  . .. . .  . __
  Foreign Currency Transactions - Equity Funds. .  . .  . .. . __
  Limitations on Futures and Options Transactions -
   Equity Funds. .  . . . . . . . . . . .  . .  . .. .  . . .  __
  Mortgage-Backed Securities and Mortgage Pass-
    Through Securities - Equity Funds . . . . . . . . .  . . . __
  Other Mortgage-Backed Securities - Equity Funds . . . . . .  __
  Other Asset-Backed Securities - Equity Funds . . . . . . . . __
  Collateralized Mortgage Obligations ("CMOs") - Equity
    Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . __
  FHLMC Collateralized Mortgage Obligations - Equity Funds . . __
  Other Structured Finance Arrangements - Equity Funds . . . . __
  REITs and Other Real Estate-Related Instruments -
    Equity Funds. . . . . . . . . . . . . . . . . . . . . . .  __
  Futures Contracts - Equity Funds. . . . . . .  . . . . . . . __
  Futures Margin Payments - Equity Funds. . . .. . .   ... . . __
  Purchasing Put and Call Options - Equity Funds.. . . . . . . __
  Writing Put and Call Options - Equity Funds.. . . . .  . . . __
  Combined Positions - Equity Funds. . . . . . . . . . . . . . __
  Correlations of Price Changes - Equity Funds.. . . . . . . . __
  Liquidity of Options and Futures Contracts - Equity Funds. . __
  OTC Options - Equity Funds . . . . .. . . . . . . . . . . .  __
  Options and Futures Relating to Foreign Currencies -
   Equity Funds . . . . .. . . . . . . . . . . . . . . . . . . __
  Asset Coverage for Futures and Options Positions -
   Equity Funds . . . . . .. . . . . . . . . . . . . . . . . . __
  Structured Notes - Equity Funds . . . . . . . . . . . . . .  __
  Zero Coupon Bonds and "Stripped" Securities - Equity Funds . __
  Short Sales - Equity Funds . . . . .. . . . . . . . . . .  . __


COMMODITY FUTURES TRADING REGISTRATION EXEMPTION. . . . . . .  __

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . __
  Investment Limitations-Government Fund . . . . . . . . . . . __
  Investment Limitations-Income Fund . . . . . . . . . . . . . __
  Investment Limitations-Value Fund, International
     Value Fund, Growth Fund, Income Builder Fund, Global
     Opportunities Fund and International Growth Fund . . . . .__

YIELD AND RETURN COMPUTATION . . . . . . . . . . . . . . . . . __
  Performance and Portfolio Information. . . . . . . . . . . . __

REPRESENTATIVE PERFORMANCE INFORMATION . . . . . . . . . . . . __
  Representative Performance Information-
    Government Fund (Class R3 Shares). . . . . . . . . . . . . __
  Representative Performance Information-Income
    Fund (Class R3 Shares) . . . . . . . . . . . . . . . . . . __
  Representative Performance Information-Value
    Fund (Class R3, Class R4 and Class R5 Shares). . . . . . . __
  Representative Performance Information-
    International Value Fund (Class R3, Class R4 and Class
    R5 Shares). . . . . . . . . . . . . . . . . . . . . . . .  __
  Representative Performance Information
    Growth Fund (Class R3, Class R4 and Class R5 Shares) . . . __ Representative Performance Information
    Income Builder Fund (Class R3, Class R4 and Class R5
    Shares). . . . . . . . . . . . . . . . . . . . . . . . . . __
  Representative Performance Information
    Global Opportunities Fund (Class A Shares) . . . . . . . . __
  Representative Performance Information
    International Growth Fund (Class A Shares) . . . . . . . . __

ADDITIONAL MATTERS RESPECTING TAXES  . . . . . . . . . . . . . __
  Election by the Funds-Subchapter M . . . . . . . . . . . . . __
  Backup Witholding . . . . . . . . . . . . . . . . . . . . . .__
  Distributions by Investment Companies. . . . . . . . . . . . __
  Foreign Currency Transactions. . . . . . . . . . . . . . . . __
  Foreign Withholding Taxes. . . . . . . . . . . . . . . . . . __
  Redemptions or Other Dispositions of Shares. . . . . . . . . __

DISTRIBUTIONS AND SHAREHOLDER ACCOUNTS . . . . . . . . . . . . __

INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENT, AND
  ADMINISTRATIVE SERVICES AGREEMENT. . . . . . . . . . . . . . __
  Investment Advisory Agreement. . . . . . . . . . . . . . . . __
  Proxy Voting Policies  . . . . . . . . . . . . . . . . . . . __
  Administrative Services Agreement. . . . . . . . . . . . . . __

SERVICE AND DISTRIBUTION PLANS . . . . . . . . . . . . . . . . __
  Service Plans . . . . . . . . . . . . . . . . . . . . . . .  __
  Class R3 Distribution Plans . . . . . . . . . . . . . . . .  __

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . __
  Portfolio Turnover Rates . . . . . . . . . . . . . . . . . . __

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION . . . . . . . . . __
  Selective Disclosure of Nonpublic Holdings Information. . . .__
  Making Holdings Information Publicly Available. . . . . . . .__

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . __
  Committees of the Trustees. . . . . . . . . . . . . . . . . .__
  Compensation of the Trustees. . . . . . . . . . . . . . . . .__
  Certain Ownership Interests of Trustees . . . . . . . . . . .__
  Personal Securities Transactions of Personnel . . . . . . . .__

INFORMATION ABOUT PORTFOLIO MANAGERS . . . . . . . . . . . . . __
  Portfolio Manager Compensation . . . . . . . . . . . . . . . __
  Conflicts of Interest . . . . . . . . . . . . . . . . . . . .__
  Accounts Managed by Portfolio Managers . . . . . . . . . . . __
  Portfolio Managers' Ownership of Shares in the Funds . . . . __

PRINCIPAL HOLDERS OF SECURITIES . . . . . . . . . . . . . . .  __
  Government Fund . . . . . . . . . . . . . . . . . . . . . .  __
  Income Fund . . . . . . . . . . . . . . . . . . . . . . . .  __
  Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . __
  International Value Fund . . . . . . . . . . . . . . . . . . __
  Growth Fund . . . . . . . . . . . . . . . . . . . . . . . .  __
  Income Builder Fund . . . . . . . . . . . . . . . . . . . .  __
  Global Opportunities Fund . . . . . . . . . . . . . . . . .  __
  International Growth Fund . . . . . . . . . . . . . . . . .  __

NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . . __

DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . __

ADDITIONAL INFORMATION RESPECTING
PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . __

BUSINESS CONTINUITY PLAN . . . . . . . . . . . . . . . . . . . __

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  . . . . . . . . __


                        ORGANIZATION OF THE FUNDS

     Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund are diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized on June 3, 1987 as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trust currently has 14 active Funds, eight of which are described in this Statement of Additional Information. The Trustees are authorized to divide the Trust's shares into additional series and classes.

     The assets received for the issue or sale of shares of each Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund are segregated on the books of account, and are charged with the liabilities with respect to that Fund and with a share of the general expense of the Trust. Expenses with respect to the Trust are allocated in proportion to the asset value of the respective series and classes of the Trust except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, determine which expenses are allocable to a given Fund, or generally allocable to all of the Funds of the Trust. In the event of the dissolution or liquidation of the Trust, shareholders of each Fund are entitled to receive the underlying assets of that Fund which are available for distribution.

     Each of the Funds may in the future, rather than invest in securities generally, seek to achieve its investment objectives by pooling its assets with assets of other funds for investment in another investment company having the same investment objective and substantially similar investment policies and restrictions as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce cost. It is expected that any such investment company would be managed by Thornburg Investment Management, Inc. ("Thornburg") in a manner substantially similar to the corresponding Fund. Shareholders of each Fund would receive prior written notice of any such investment, but may not be entitled to vote on the action. Such an investment would be made only if at least a majority of the Trustees of the Fund determined it to be in the best interest of the participating Fund and its shareholders.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Thornburg believes that, in view of the above, the risk of personal liability to shareholders is remote.

     Each Fund may hold special shareholder meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental investment policies, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Each Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative rights or preemptive rights.

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian of the assets of the Funds. The Custodian is responsible for the safekeeping of the Funds' assets and the appointment of subcustodian banks and clearing agencies. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds.


                           INVESTMENT POLICIES

GOVERNMENT FUND and INCOME FUND

     Government Fund and Income Fund each has the primary investment goal of providing, through investment in a professionally managed portfolio of fixed income obligations, as high a level of current income as is consistent, in the investment advisor's view, with safety of capital. Government Fund will seek to achieve its primary investment goal by investing primarily in obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities and in participations in such obligations or in repurchase agreements secured by such obligations. Income Fund will seek to achieve its primary goal by investing primarily in investment grade short and intermediate maturity bonds and asset backed securities such as mortgage backed securities and collateralized mortgage obligations. Income Fund also may invest in other securities, and utilize other investment strategies to hedge market risks, manage cash positions or to enhance potential gain. Additionally, each of the Funds has the secondary goal of reducing fluctuations in its net asset value compared to longer term portfolios, and will pursue this goal by investing in a portfolio of obligations with an expected dollar-weighted average maturity of normally less than five years. There is no assurance that the Funds will achieve their respective goals.

     The following discussion supplements the disclosures in the Funds' Prospectus respecting Government Fund's and Income Fund's investment policies, techniques and investment limitations.

Determining Portfolio Average Maturity - Government Fund and Income Fund
------------------------------------------------------------------------
     For purposes of each Fund's investment policy, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features (such as put or demand features) or a variable rate of interest which, in the judgment of Thornburg, will result in the instrument being valued in the market as though it has an earlier maturity.

     In addition, each Fund may estimate the expected maturities of certain securities it purchases in connection with achieving its investment objectives. Certain obligations such as Treasury Bills and Notes have stated maturities. However, certain obligations a Fund may acquire, such as GNMA certificates, are interests in pools of mortgages or other loans having varying maturities.

     Due to prepayments of the underlying mortgage instruments or other loans, such asset-backed securities do not have a known actual maturity (the stated maturity date of collateralized mortgage obligations is, in effect, the maximum maturity date). In order to determine whether such a security is a permissible investment for a Fund (and assuming the security otherwise qualifies for purchase by the Fund), the security's remaining term will be deemed equivalent to the estimated average life of the underlying mortgages at the time of purchase of the security by the Fund. Average life will be estimated by the Fund based on Thornburg's evaluation of likely prepayment rates after taking into account current interest rates, current conditions in the relevant housing markets and such other factors as it deems appropriate. There can be no assurance that the average life as estimated will be the actual average life.

     For example, the mortgage instruments in the pools underlying mortgage-backed securities have original maturities ranging from 8 to 40 years. The maximum original maturity of the mortgage instruments underlying such a security may, in some cases, be as short as 12 years. The average life of such a security at the time of purchase by a Fund is likely to be substantially less than the maximum original maturity of the mortgage instruments underlying the security because of prepayments of the mortgage instruments, the passage of time from the issuance of the security until its purchase by a Fund and, in some cases, the wide dispersion of the original maturity dates of the underlying mortgage instruments.

     Certain securities which have variable or floating interest rates or demand or put features may nonetheless be deemed to have remaining actual lives which are less than their stated nominal lives. In addition, certain asset-backed securities which have variable or floating interest rates may be deemed to have remaining lives which are less than the stated maturity dates of the underlying mortgages.

Purchase of Certificates of Deposit - Government Fund and Income Fund
---------------------------------------------------------------------
     In addition to the other securities each Fund may purchase, each Fund is authorized to purchase bank certificates of deposit under certain circumstances. Government Fund may under certain market conditions invest up to 20% of its assets in (i) time certificates of deposit maturing in one year or less after the date of acquisition which are issued by United States banks having assets of $1,000,000,000 or more, and (ii) time certificates of deposit insured as to principal by the Federal Deposit Insurance Corporation. If any certificate of deposit (whether or not insured in whole or in part) is nonnegotiable, and it matures in more than 7 days, it will be considered illiquid, and subject to Government Fund's fundamental investment restriction that no more than 10% of the Fund's net assets will be placed in illiquid investments.

     Income Fund may invest in certificates of deposit of large domestic and foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of one billion U.S. dollars), including foreign branches of domestic banks, and certificates of deposit of smaller banks as described below. Although Income Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign banks or foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks. (See "Foreign Securities" below). Income Fund may also invest in certificates of deposit issued by banks and savings and loan institutions which had at the time of their most recent annual financial statements total assets of less than one billion dollars, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more that $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks.

Mortgage-Backed Securities and Mortgage Pass-Through Securities -
  Government Fund and Income Fund
---------------------------------------------------------------
     If otherwise consistent with its investment restrictions and the Prospectus, each Fund may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. A Fund also may invest in debt obligations which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

     A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate or return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment might tend to limit to some degree the increase in net asset value of the Fund because the value of some mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt obligations. During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed securities will decline.

     Interests in pools of mortgage-backed securities differ from other forms of debt obligations, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or insurer of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, or upon refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Such pools may be purchased by Income Fund, but will not be purchased by Government Fund. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets Income Fund's investment quality standards. There can be no assurance that the private insurer or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
Income Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, Thornburg determines that the securities meet Income Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Other Mortgage-Backed Securities - Government Fund and Income Fund
------------------------------------------------------------------
     Thornburg expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. Neither Government Fund nor Income Fund will purchase mortgage-backed securities or any other assets which, in the opinion of Thornburg, are illiquid and exceed, as a percentage of the Fund's assets, the percentage limitations on the Fund's investment in securities which are not readily marketable, as discussed below. Thornburg will, consistent with the Funds' respective investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities - Income Fund
-------------------------------------------
     The securitization techniques used to develop mortgage-backed securities are also applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in structures similar to the CMO pattern (see "Other Structured Finance Arrangements - Income Fund" below). If otherwise consistent with Income Fund's investment objectives and policies, Income Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     One example of this type of asset-backed security is a Certificate of Automobile Receivables ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interests on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities may present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of bankruptcy laws and of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool assets, to ensure that the receipt of payment on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. Income Fund, as a possible purchaser of such securities, will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     Income Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of the residual will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

     The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a Fund holding these securities to dispose of the securities.

Collateralized Mortgage Obligations ("CMOs") - Government Fund and
Income Fund
------------------------------------------------------------------
     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against unanticipated early return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     The market for some CMOs may be less liquid than other debt obligations, making it difficult for a Fund to value its investment in the CMO or sell the CMO at an acceptable price.

FHLMC Collateralized Mortgage Obligations - Government Fund and
  Income Fund
---------------------------------------------------------------
     FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies or defaults.

Other Structured Finance Arrangements - Income Fund
---------------------------------------------------
     Collateralized mortgage obligations, described above, are a type of structured finance arrangement. Income Fund may also invest in other types of structured finance arrangements, including collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. A CBO is a trust or other special purpose entity ("SPE") which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unstructured loans, and subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. CMOs, CBOs, CLOs and other similarly structured securities are sometimes referred to generally as collateralized debt obligations ("CDOs").

     The cashflows from a CDO's trust or SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche, which bears the first loss from defaults from the bonds or loans in the trust or SPE and serves to protect the other, more senior tranches from defaults (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade.
Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults, and/or investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (i.e., in the form of obligations of the same type, rather than cash), which involves continued exposure to default risk with respect to such payments.

     Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect the Fund against the risk of loss on default of the collateral. Certain CDOs may use derivative contracts, such as credit default swaps, to create "synthetic" exposure to assets rather than holding such assets directly, which entails the risk of derivative instruments described elsewhere in this Statement of Additional Information. See, e.g., "Swaps, Caps, Floors and Collars - Income Fund." CDOs may charge management fees and administrative expenses, which are in addition to those of the Fund. The Fund will not invest in CDOs that are managed by Thornburg or its affiliates.

     The risks of investment in a CDO depend largely on the type of collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. However, an active dealer market may exist for CDOs, which may allow a CDO to qualify for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities described elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the qualify of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO's manager may perform poorly.

Repurchase Agreements - Government Fund and Income Fund
-------------------------------------------------------
     In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of
purchase.   The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. No Municipal Fund will enter into a repurchase agreement if, as a result, more than 5% of the value of its net assets would then be invested in repurchase agreements.

     The Funds may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

     For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the security subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the security purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When-Issued Securities - Government Fund and Income Fund
--------------------------------------------------------
     Government Fund or Income Fund each may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. To the extent that assets of a Fund are not invested prior to the settlement of a purchase of securities, the Fund will earn no income; however, it is intended that each Fund will be fully invested to the extent practicable and subject to the Fund's investment policies. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that each Fund will purchase such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or
less than the purchase price.   Neither Fund believes that its net asset
value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. Each Fund will maintain in a segregated account liquid assets at least equal in value to commitments for when-issued or forward delivery securities. Such assets will be marked to the market daily, and will be used specifically for the settlement of when-issued or forward delivery commitments.

Reverse Repurchase Agreements - Government Fund and Income Fund
---------------------------------------------------------------
     In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. Neither Government Fund nor Income Fund will enter into any such transaction if, as a result, more than 5% of the Fund's total assets would then be subject to reverse repurchase agreements. See the "Investment Restrictions" applicable to each Fund, below. Such transactions may increase fluctuations in the market value of the Funds' assets and may be viewed as a form of leverage.

Dollar Roll Transactions - Government Fund and Income Fund
----------------------------------------------------------
     Government Fund and Income Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The selling Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

     Dollar rolls are treated for purposes of the 1940 Act as borrowings of the Fund entering into the transaction because they involve the sale of a security coupled with an agreement to repurchase, and are subject to the investment restrictions applicable to any borrowings made by the Fund. Like all borrowings, a dollar roll involves costs to the borrowing Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

     Dollar rolls involve potential risks of loss to the selling Fund which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Securities Lending - Government Fund and Income Fund
----------------------------------------------------
     Each Fund may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Funds to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Thornburg to be of good standing. Furthermore, they will only be made if, in Thornburg's judgment, the consideration to be earned from such loans would justify the risk.

     Thornburg understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Other Investment Strategies - Income Fund
-----------------------------------------
     Income Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity market movements), to manage the effective maturity or duration of fixed-income securities or portfolios, or to enhance potential gain. Such strategies are used by many mutual funds and other institutional investors. Techniques and instruments may change over time as new investments and strategies are developed or regulatory changes occur.

     In the course of pursuing these investment strategies, Income Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial futures, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for Income Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.
Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for purposes not related to bona fide hedging or risk management. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables, including market conditions. The ability of Income Fund to utilize these Strategic Transactions successfully will depend on Thornburg's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

     Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent Thornburg's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to Income Fund, force the sales of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options - Income Fund
------------------------------------------------
     Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument as to which the options relate. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Income Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, Income Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An American-style put or call option may be exercised at any time during the option period while a European-style put or call options may be exercised only upon expiration or during a fixed period prior thereto. Income Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

     With certain exceptions, OCC and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, to the extent the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     Income Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits;
(iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("counterparties") through direct bilateral agreement with the counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are set by negotiation of the parties. Income Fund will only enter into OTC options that have a buy-back provision permitting the Fund to require the counterparty to buy back the option at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with Income Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction.
Accordingly, Thornburg must assess the creditworthiness of each counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Income Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank in New York as "primary dealers," broker dealers, domestic or foreign banks or other financial institutions which have received a short-term credit rating of "A-1" from Standard & Poor's Corporation or "P-1" from Moody's Investor Services or have been determined by Thornburg to have an equivalent credit rating. The staff of the SEC currently takes the position that the amount of Income Fund's obligation pursuant to an OTC option is illiquid, and is subject to Income Fund's limitation on investing no more than 15% its assets in illiquid instruments.

     If Income Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

     Income Fund may purchase and sell call options on U.S. Treasury and agency securities, foreign sovereign debt, mortgage-backed securities, corporate debt obligations, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets and related futures on such securities other than futures on individual corporate debt and individual equity securities. All calls sold by the Fund must be "covered" or must meet the asset segregation requirements described below as long as the call is outstanding (i.e., the Fund must own the securities or futures contract subject to the call). Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security and may require the Fund to hold a security which it might otherwise have sold.

     Income Fund may purchase and sell put options that relate to U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt obligations, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio) or futures on such securities other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under its hedging, duration management, risk management, and other Strategic Transactions other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures - Income Fund
------------------------------------------------
     Income Fund may purchase and sell financial futures contracts or purchase put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract.

     Income Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 5% of the face amount of the contract, but may be higher in some circumstances. Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position will be offset prior to settlement and that delivery will not occur.

     Income Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in computing the 5% limit. The segregation requirements with respect to futures and options thereon are described below.

Options on Securities Indices and Other Financial Indices - Income Fund
-----------------------------------------------------------------------
     Income Fund also may purchase and sell call and put options on securities indices and other financial indices and, in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.
Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement (i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions - Income Fund
-----------------------------------
     Income Fund may engage in currency transactions with counterparties in order to hedge the value of currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below.

     Income Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transactions hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     Income Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended to wholly or partially offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency other than with respect to proxy hedging as described below.

     Income Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, Income Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. Hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions - Income Fund
--------------------------------------------
     Currency transactions are subject to risks different from other transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to Income Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available.
Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's economy.

Combined Transactions - Income Fund
-----------------------------------
     Income Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and any combination of futures, options and currency transactions ("combined" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of Thornburg, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Thornburg's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the goal.

Swaps, Caps, Floors and Collars - Income Fund
---------------------------------------------
     Among the Strategic Transactions into which Income Fund may enter are swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Income Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Swaps involve the exchange by the Fund and another party of their respective commitments to pay or receive cash flows. Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating rate payments. An interest rate swap is an agreement between two parties to exchange payments over a specified period of time that are based on specified interest rates and a notional amount. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A credit default swap is an agreement to transfer the credit exposure of fixed income securities between parties. The seller in a credit default swap contract is required to pay the buyer the par (or other agreed-upon value) of a referenced debt obligation in the event that a third party, such as a corporate issuer, defaults on the debt obligation. In return, the buyer receives from the seller a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the buyer keeps the stream of payments and has no payment obligations to the seller. An interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. An interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor if the specified interest rate index decreases below the level of the floor. An interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. Purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     Income Fund may enter into swaps, caps, floors or collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the investment advisor and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. If there is a default by the counterparty or if the counterparty's creditworthiness declines, the Fund will likely have contractual remedies pursuant to the agreements related to the transaction, but the value of the swap or other agreement likely would decline, potentially resulting in losses. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation is less highly developed and, accordingly, they may be less liquid than swaps.

Eurodollar Instruments - Income Fund
------------------------------------
     Income Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in the LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the United States - Income Fund
-----------------------------------------------------------------------
     When constructed outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in Income Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts - Income Fund
----------------------------------------------------------
     Some transactions which Income Fund may enter into, including many Strategic Transactions, require that Income Fund segregate liquid high grade debt assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. Transactions which require segregation include reverse repurchase agreements, dollar rolls, undertakings by the Fund to purchase when-issued securities, the Fund's sales of put or call options, the Fund's sales of futures contracts, currency hedging transactions (including forward currency contracts, currency futures and currency swaps) and swaps, floors and collars to the extent of the Fund's uncovered obligation under the transaction. In general, the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or an amount of cash or liquid high grade debt obligations at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities without additional consideration or to segregate liquid high-grade assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade debt assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price.

     Except when Income Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations, or to segregate liquid high grade debt assets equal to the amount of the Fund's obligation.

     OTC options entered into by Income Fund, including those on securities, currency, financial instruments or indices, OCC issued and exchange listed index options, swaps, caps, floors and collars will generally provide for cash settlement. As a result, with respect to these instruments the Fund will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a put, or the in-the-money amount in the case of a call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. Other OCC issued and exchange listed options sold by the Fund, other than those above, generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, if any, will be treated the same as other options settling with physical delivery.

     In the case of a futures contract or an option thereon, Income Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, or high grade liquid debt instruments.

     With respect to swaps, Income Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

     Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Income Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required. If it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

     Income Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. See "Taxes."

Foreign Investments - Income Fund
---------------------------------
     Income Fund may invest in securities of foreign issuers. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. It may be more difficult to obtain and enforce a judgment against a foreign issuer. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises, and securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Thornburg will be able to anticipate these potential events or counter their effects.

VALUE FUND, INTERNATIONAL VALUE FUND, GROWTH FUND, INCOME BUILDER FUND, GLOBAL OPPORTUNITIES FUND AND INTERNATIONAL GROWTH FUND

     Value Fund and International Value Fund each seeks long term capital appreciation by investing in equity and debt securities of all types. Growth Fund and International Growth Fund each seeks long term growth of capital by investing in equity securities selected for their growth potential. Income Builder Fund seeks to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. Global Opportunities Fund seeks long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world. The secondary goal of Value Fund and International Value Fund is to seek some current income, and the secondary objective of Income Builder Fund is long term capital appreciation. There is no assurance that the Funds will achieve their respective goals.

     Value Fund expects to invest primarily in domestic equity securities selected on a value basis. However, the Fund may own a variety of securities, including foreign equity securities, partnership interests and foreign and domestic debt obligations and securities that are not currently paying dividends.

     International Value Fund invests primarily in foreign securities, and under normal market conditions, invests at least 75% of its net assets in foreign securities or depository receipts of foreign securities.

     Growth Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities, partnership interests and foreign debt obligations.

     Income Builder Fund pursues its investment objectives by investing in a broad range of income producing securities, primarily including stocks and bonds.

     Global Opportunities Fund pursues its investment objectives by investing primarily in a broad range of equity securities, including common stocks, preferred stocks, real estate investment trusts, other equity trusts and partnership interests.

        International Growth Fund expects to invest primarily in equity securities from issuers around the world (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including partnership interests and debt obligations.

     The following discussion supplements the disclosures in the Prospectus respecting the investment policies, techniques and investment limitations of Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund. These Funds are sometimes referred to herein as the "Equity Funds."

Illiquid Investments - Equity Funds
-----------------------------------
     Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Trustees, Thornburg determines the liquidity of investments by the Funds. In determining the liquidity of the Funds' investments, Thornburg may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or lender features), and (5) the nature of the market place for trades (including the ability to assign or offset each Fund's rights and obligations relating to the investment).

     Investments currently considered by the Equity Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also Thornburg may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund any have to close out the option before expiration.

     In the absence of market quotations, illiquid investments are priced at fair value as determined utilizing procedures and methods reviewed by the Trustees. If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities - Equity Funds
------------------------------------
     Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Fund could be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Swaps, Caps, Floors and Collars - Equity Funds
----------------------------------------------
     Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund is not limited to any particular form of swap agreement if Thornburg determines it is consistent with the Fund's investment objective and policies.

     Swaps involve the exchange by the Fund and another party of their respective commitments to pay or receive cash flows. Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating rate payments. An interest rate swap is an agreement between two parties to exchange payments over a specified period of time that are based on specified interest rates and a notional amount. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A credit default swap is an agreement to transfer the credit exposure of fixed income securities between parties. The seller in a credit default swap contract is required to pay the buyer the par (or other agreed-upon value) of a referenced debt obligation in the event that a third party, such as a corporate issuer, defaults on the debt obligation. In return, the buyer receives from the seller a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the buyer keeps the stream of payments and has no payment obligations to the seller. An interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. An interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor if the specified interest rate index decreases below the level of the floor. An interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. Purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     Inasmuch as these swaps, floors, caps and collars are entered into for good faith hedging purposes, Thornburg and the Funds believe these obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to borrowing restrictions. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation is less highly developed and, accordingly, may be less liquid than swaps.

     Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's credit worthiness declined or if the counterparty defaults, the Fund will likely have contractual remedies available to it, but the value of the swap or other agreement would be likely to decline, potentially resulting in losses. The Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

     Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund each will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

Indexed Securities - Equity Funds
---------------------------------
     Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt obligations or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency indexed securities typically are short-term to intermediate-term debt obligations whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increases, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than their underlying instruments.

Repurchase Agreements - Equity Funds
------------------------------------
     In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund may engage in a repurchase agreements with respect to any security in which it is authorized to invest.

     A Fund may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

     For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the security purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements - Equity Funds
--------------------------------------------
     In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Funds will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Thornburg. Such transactions may increase fluctuations in the market value of the Funds' assets and may be viewed as a form of leverage.

Securities Lending - Equity Funds
---------------------------------
     The Funds may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Funds to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Thornburg to be of good standing. Furthermore, they will only be made if, in Thornburg's judgment, the consideration to be earned from such loans would justify the risk.

     Thornburg understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Lower-Quality Debt Obligations - Equity Funds
---------------------------------------------
     Each of the Equity Funds may purchase lower-quality debt obligations (those rated below Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's Corporation, and unrated securities judged by Thornburg to be of equivalent quality) that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt obligations may fluctuate more than those of higher-quality debt obligations and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

     The market for high-yield corporate debt obligations has continued to grow throughout the past few decades, with the U.S. Corporate High Yield market reaching $600 billion. In the past several years, issuance has reached new peaks as returns have been generally strong. However, past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession. While annual returns during the 2003 through 2006 recovery have averaged just over 13 percent, the period from 1996 through 2002 saw total annualized returns average below one percent. Not surprisingly, this period also coincided with higher incidence of default among this "speculative grade" group of securities.

     The market for lower-quality debt obligations may be thinner and less active than that for higher-quality debt obligations, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt obligations will be valued in accordance with procedures established by the Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt obligations than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt obligations and the Fund's ability to sell these securities. Since the risk of default is higher for lower-quality debt obligations, Thornburg's research and credit analysis are an especially important part of managing securities of this type held by the Funds. In considering investments for the Funds, Thornburg will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Thornburg's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

     A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

Foreign Investments - Equity Funds
----------------------------------
     Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. It may be more difficult to obtain and enforce a judgment against a foreign issuer. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises, and securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Thornburg will be able to anticipate these potential events or counter their effects.

     The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

     The Funds may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution.
The shares of the foreign issuer that are held in trust are known as American Depositary Shares. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

Foreign Currency Transactions - Equity Funds
--------------------------------------------
     The Funds may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Each of the Equity Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. The Funds may use currency forward contracts for any purpose consistent with their investment objectives. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds. The Funds may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. When a Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." Each Fund also may enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by Thornburg.

     The Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value.
Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     The Funds may enter into forward contracts to shift investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a Fund held investments denominated in pounds sterling, the Fund could enter into forward contracts to sell pounds sterling and purchase Swiss francs. This type of strategy, sometimes known as a "cross hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, each Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Funds will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

     Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. Those can result in losses to a Fund if it is unable to deliver or receive currency in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Currency futures are also subject to risks pertaining to futures contracts generally. See "Futures Contracts," below. Options trading on currency futures is subject to market liquidity, and establishing and closing positions may be difficult. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's own economy.

     Successful use of currency management strategies will depend on Thornburg's skill in analyzing and predicting currency values. Currency management strategies may substantially change a Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as Thornburg anticipates. For example, if a currency's value rose at a time when Thornburg had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If Thornburg hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if Thornburg increases the Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that Thornburg's use of currency management strategies will be advantageous to the Funds or that it will hedge at an appropriate time.

Limitations on Futures and Options Transactions - Equity Funds
--------------------------------------------------------------
     No Equity Fund will: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

     The above limitations on the Equity Funds' investments in futures contracts and options, and the Fund's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional
Information, are not fundamental policies and may be changed as regulatory agencies permit.

Mortgage-Backed Securities and Mortgage Pass-Through Securities -
  Equity Funds
-----------------------------------------------------------------
     If otherwise consistent with its investment restrictions and the Prospectus, each Equity Fund may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. A Fund also may invest in debt obligations which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations - Equity Funds"), and in other types of mortgage-related securities.

     A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate or return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment might tend to limit to some degree the increase in net asset value of the Fund because the value of some mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt obligations. During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed securities will decline.

     Interests in pools of mortgage-backed securities differ from other forms of debt obligations, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or insurer of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, or upon refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets Income Fund's investment quality standards. There can be no assurance that the private insurer or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, Thornburg determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Other Mortgage-Backed Securities - Equity Funds
-----------------------------------------------
     Thornburg expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. No Equity Fund will purchase mortgage-backed securities or any other assets which, in the opinion of Thornburg, are illiquid and exceed, as a percentage of the Fund's assets, the percentage limitations on the Fund's investment in securities which are not readily marketable, as discussed above under "Illiquid Investments - Equity Funds." Thornburg will, consistent with the Funds' respective investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities - Equity Funds
--------------------------------------------
     The securitization techniques used to develop mortgage-backed securities are also applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in structures similar to the CMO pattern (see "Other Structured Finance Arrangements - Equity Funds" below). If otherwise consistent with an Equity Fund's investment objectives and policies, a Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     One example of this type of asset-backed security is a Certificate of Automobile Receivables ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interests on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities may present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of bankruptcy laws and of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool assets, to ensure that the receipt of payment on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. In purchasing such securities, no Fund will pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     If otherwise consistent with its investment restrictions and the Prospectus, each Equity Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of the residual will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

     The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a Fund holding these securities to dispose of the securities.

Collateralized Mortgage Obligations ("CMOs") - Equity Funds
-----------------------------------------------------------
     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against unanticipated early return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     The market for some CMOs may be less liquid than other debt obligations, making it difficult for a Fund to value its investment in the CMO or to sell the CMO at an acceptable price.

FHLMC Collateralized Mortgage Obligations - Equity Funds
--------------------------------------------------------
     FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies or defaults.

Other Structured Finance Arrangements - Equity Funds
----------------------------------------------------
     Collateralized mortgage obligations, described above, are a type of structured finance arrangement. If otherwise consistent with its investment restrictions and the Prospectus, each Equity Fund may also invest in other types of structured finance arrangements, including collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. A CBO is a trust or other special purpose entity ("SPE") which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unstructured loans, and subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. CMOs, CBOs, CLOs and other similarly structured securities are sometimes referred to generally as collateralized debt obligations ("CDOs").

     The cashflows from a CDO's trust or SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche, which bears the first loss from defaults from the bonds or loans in the trust or SPE and serves to protect the other, more senior tranches from defaults (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade.
Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults, and/or investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (i.e., in the form of obligations of the same type, rather than cash), which involves continued exposure to default risk with respect to such payments.

     Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect the Fund against the risk of loss on default of the collateral. Certain CDOs may use derivative contracts, such as credit default swaps, to create "synthetic" exposure to assets rather than holding such assets directly, which entails the risk of derivative instruments described elsewhere in this Statement of Additional Information. See, e.g., "Swaps, Caps, Floors and Collars - Equity Funds." CDOs may charge management fees and administrative expenses, which are in addition to those of the Fund. No Fund will invest in CDOs that are managed by Thornburg or its affiliates.

     The risks of investment in a CDO depend largely on the type of collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. However, an active dealer market may exist for CDOs, which may allow a CDO to qualify for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities described elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the qualify of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO's manager may perform poorly.

REITs and Other Real Estate-Related Instruments - Equity Funds
--------------------------------------------------------------
     If otherwise consistent with its investment restrictions and the Prospectus, each Equity Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest in real estate or real estate-related companies. Types of REITs in which a Fund may invest include equity REITs, which own real estate directly, mortgage REITs, which make construction, development, or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. A Fund may also invest in other real estate-related instruments, such as commercial and residential mortgage-backed securities and real estate financings.

     Investments in REITs and other real-estate related instruments are subject to risks affecting real estate investments generally, including overbuilding, property obsolescence, casualty to real estate, and changes in real estate values, property taxes and interest rates. In addition, the value of a Fund's investments in REITs may be affected by the quality and skill of the REIT's manager, the internal expenses of the REIT, and, with regard to REITs issued in the United States, the risk that the REIT will fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 and/or maintain exemption from registration under the Investment Company Act of 1940.

Futures Contracts - Equity Funds
--------------------------------
     When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments - Equity Funds
--------------------------------------
     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCMs other customers, potentially resulting in losses to the Fund.

Purchasing Put and Call Options - Equity Funds
----------------------------------------------
     By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options - Equity Funds
-------------------------------------------
     When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Fund will be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline.

     At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Combined Positions - Equity Funds
---------------------------------
     The Funds may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Thornburg's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the goal.

Correlation of Price Changes - Equity Funds
-------------------------------------------
     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts - Equity Funds
---------------------------------------------------------
     There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

OTC Options - Equity Funds
--------------------------
     Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. The staff of the SEC currently takes the position that OTC options are illiquid, and investments by each Fund in those instruments are subject to each Fund's limitation on investing no more than 10% of its assets in illiquid instruments.

Option and Futures Relating to Foreign Currencies - Equity Funds
----------------------------------------------------------------
     Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

     The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The Equity Funds may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Fund also may purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of each Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time. See "Foreign Currency Transactions - Equity Funds" above.

Asset Coverage for Futures and Options Positions - Equity Funds
---------------------------------------------------------------
     The Funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of large percentage of a Fund's assets could impede Fund management or the Fund's ability to meet redemption requests or other current obligations.

Structured Notes - Equity Funds
-------------------------------
     Each of the Equity Funds may invest in structured notes, which are derivative debt obligations, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate or index, or the relative change in two or more reference assets. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the value of the reference asset. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital by a Fund. Structured notes may be indexed positively or negatively, so that appreciation of the reference asset may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference asset, making the value of the note particularly volatile.

     Structured notes may entail a greater degree of market risk than other types of debt obligations because the investor bears the risk of the reference asset. As noted above, the value of structured notes also may be more volatile than other debt obligations.

Zero Coupon Bonds and "Stripped" Securities - Equity Funds
----------------------------------------------------------
     Zero coupon bonds are corporate or government-issued debt obligations that pay no interest, and that are issued at a substantial discount to their face value. The buyer of a zero coupon bond recognizes a rate of return determined by the gradual appreciation in the market value of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity (with the discount typically decreasing as the maturity date approaches), as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.

     A "stripped" security is a zero coupon bond created by separating the principal and interest cash flows from another debt obligation, typically a U.S. Treasury security. The principal component is often referred to as a "principal only" or "P/O" security, while the interest component is often referred to as an "income only" or "I/O" security.

     Because zero coupon bonds pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their market value is generally more volatile than the market value of comparable, interest-paying bonds, particularly during periods of changing interest rates. The Fund may have to recognize income on any zero coupon bonds that it holds and make distributions to shareholders before the Fund has received any cash payments on the bond. To generate the cash necessary to satisfy such distributions, a Fund invested in zero coupon bonds may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the sale of Fund shares.

Short Sales - Equity Funds
--------------------------
     A Fund may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if Thornburg anticipates a decline in the price of the stock underlying a convertible security a Fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each Fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances. When the Fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. A Fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.


             COMMODITY FUTURES TRADING REGISTRATION EXEMPTION

     The Trust and each of the Funds have claimed exclusions from the definition of "commodity pool operator" under the Commodity Exchange Act, as amended, and are therefore not subject to registration or regulation as a commodity pool operator under that Act.


                         INVESTMENT LIMITATIONS

        The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, that percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

Investment Limitations - Government Fund
----------------------------------------
     Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Government Fund which may not be changed unless approved by a majority of the outstanding shares of the Fund. Government Fund may not:

     (1) Invest more than 20% of the Fund's assets in securities other than obligations issued or guaranteed by the United States Government or its agencies, instrumentalities and authorities, or in participations in such obligations or repurchase agreements secured by such obligations, generally described (but not limited) in the Prospectus, and then only in the nongovernmental obligations described in the Prospectus;

     (2) Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Fund's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Fund do not exceed 10% of the Fund's total assets. The exceptions to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purchases or to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous. The Fund will not purchase securities while borrowings are outstanding. For purposes of this restriction (i) the security arrangements described in restriction (4) below will not be considered as borrowing money, and (ii) reverse repurchase agreements will be considered as borrowing money;

     (4) Mortgage, pledge or hypothecate any assets except to secure permitted borrowings. Arrangements to segregate assets with the Fund's custodian with respect to when-issued and delayed delivery transactions, and reverse repurchase agreements, and deposits made in connection with futures contracts, will not be considered a mortgage, pledge or hypothecation of assets;

     (5) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (6) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in obligations of the U.S. Government or its agencies, relating to real estate mortgages as described generally in the Prospectus;

     (7) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs. Investment in futures contracts respecting securities and in options on these futures contracts will not be considered investment in commodity futures contracts;

     (8) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objectives and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and (c) loans of securities;

     (9) Purchase any security on margin, except for such short-term credits as are necessary for the clearance of transactions. For purposes of this restriction, the Fund's entry into futures contracts will not be considered the purchase of securities on margin;

     (10) Make short sales of securities;

     (11) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (12) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933. The Fund has no present intention to purchase any such restricted securities;

     (13) Purchase securities of any issuer if the purchase at the time thereof would cause more than 10% of the voting securities or more than 10% of any class of securities of any such issuer to be held by the Fund;

     (14) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (15) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry;

     (16) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those officers and Trustees of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities;

     (17) Enter into any reverse repurchase agreement if, as a result thereof, more than 5% of its total assets would be subject to its obligations under reverse purchase agreements at any time;

     (18) Purchase or sell any futures contract if, as a result thereof, the sum of the amount of margin deposits on the Fund's existing futures positions and the amount of premiums paid for related options would exceed 5% of the Fund's total assets;

     (19) Purchase any put or call option not related to a futures contract;

     (20) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's net assets would be invested in securities which are considered illiquid because they are subject to legal or contractual restrictions on resale ("restricted securities") or because no market quotations are readily available; or enter into a repurchase agreement maturing in more than seven days, if as a result such repurchase agreements together with restricted securities and securities for which there are no readily available market quotations would constitute more than 10% of the Fund's net assets; or

     (21) Issue senior securities, as defined under the 1940 Act, except that the Fund may enter into repurchase agreements and reverse repurchase agreements, lend its portfolio securities, borrow, and enter into when-issued and delayed delivery transactions as described in the Prospectus or this Statement of Additional Information and as limited by the foregoing investment limitations.

     Whenever an investment policy or restriction states a minimum or maximum percentage of the Government Fund's assets which may be invested in any security or other assets, it is intended that the minimum or maximum percentage limitations will be determined immediately after and as a result of the Fund's acquisition of the security or asset. Accordingly, any later increase or decrease in the relative percentage of value represented by the asset or security resulting from changes in asset values will not be considered a violation of these restrictions.

     In applying the percentage restrictions on the Government Fund's investments described under the caption "Principal Investment Strategies" in the Fund's Prospectuses, and in applying the restriction described in item (1), above, "assets" is understood to mean net assets plus borrowings for investment purposes.

     For the purposes of applying the limitation set forth in paragraph
(6) above, the Fund is permitted to hold real estate if doing so is the result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate.

     Although the Government Fund has the right to pledge, mortgage or hypothecate its assets subject to the restrictions described above, in order to comply with certain state statutes on investment restrictions, the Fund will not, as a matter of operating policy (which policy may be changed by the Trustees without shareholder approval), mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

Investment Limitations - Income Fund
------------------------------------
     Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Income Fund which may not be changed unless approved by a majority of the outstanding shares of the Fund. Income Fund may not:

     (1) with respect to 75% of its total assets taken at market value, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

     (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

     (3) purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and
(ii) securities secured by real estate or interests therein and that the Fund reserves freedom of action to hold and sell real estate acquired as a result of the Fund's ownership of securities) or purchase or sell physical commodities or contracts relating to physical commodities;

     (4) act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

     (5) make loans to any other person, except (a) loans of portfolio securities, and (b) to the extent that the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans;

     (6) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes of a fund or series of the Trust provided that collateral arrangements with respect to currency-related contracts, futures contracts, options, or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

     (7) purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents).

     For the purposes of applying the limitation set forth in paragraph
(3) above, the Fund is permitted to hold real estate if doing so is the result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate.

     As a matter of non-fundamental policy Income Fund may not:

     (a) purchase or retain securities of any open-end investment company, or securities of any closed-end investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets. The Fund will not acquire any security issued by another investment company ( the "acquired company") if the Fund thereby would own (i) more than 3% of the total outstanding voting securities of the acquired company, or (ii) securities issued by the acquired company having an aggregate value exceeding 5% of the Fund's total assets, or (iii) securities issued by investment companies having an aggregate value exceeding 10% of the Fund's total assets;

     (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

     (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund or a member, officer, director or trustee of the investment advisor of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such shares or securities together own beneficially more than 5% of such shares or securities or both;

     (d) purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions, and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     (e) invest more than 15% of its net assets in the aggregate in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, and in repurchase agreements not terminable within 7 days provided the Fund will not invest more than 5% of its total assets in restricted securities;

     (f) purchase securities of any issuers with a record of less than three years of continuous operations, including predecessors, except U.S. government securities, securities of such issuers which are rated by at least one nationally recognized statistical rating organization, municipal obligations and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

     (g) purchase more than 10% of the voting securities of any one issuer, except securities issued by the U.S. Government, its agencies or instrumentalities;

     (h) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its net assets; or sell put options in securities if, as a result, the aggregate value of the obligations underlying such put options (together with other assets then segregated to cover the Fund's potential obligations under its hedging, duration management, risk management and other Strategic Transactions other than those with respect to futures and options thereon) would exceed 50% of the Fund's net assets;

     (i) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

     (j) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

     (k) borrow money except as a temporary measure, and then not in excess of 5% of its total assets (taken at market value) unless the borrowing is from banks, in which case the percentage limitation is 10%; reverse repurchase agreements and dollar rolls will be considered borrowings for this purpose, and will be further subject to total asset coverage of 300% for such agreements;

     (l) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value); or

     (m) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund's total assets;

     (n)  purchase or sell real estate limited partnership interests.

     Restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with the Income Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

Investment Limitations - Value Fund, International Value Fund,
  Growth Fund,Income Builder Fund, Global Opportunities Fund and International Growth Fund
----------------------------------------------------------------
     Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund which may not be changed by any Fund unless approved by a majority of the outstanding shares of that Fund. Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund may not:

     (1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

     (3) borrow money, except for temporary or emergency purposes or except in connection with reverse repurchase agreements; in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

     (4) underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

     (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     (6) purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities) ; or

     (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

     For the purposes of applying the limitation set forth in paragraph
(6) above, a Fund is permitted to hold real estate if doing so is the result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate.

     The following investment limitations are not fundamental and may be changed without shareholder approval as to each Fund:

     (i) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (ii) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     (iii) The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

     (iv) The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     (v) The Fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under the limitation in the preceding paragraph would exceed the Fund's limitations on investments in illiquid securities.

     (vi) The Fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

     (vii) The Fund does not currently intend to purchase the securities of any issuer (other than securities issue or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

     (viii) The Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

     (ix) The Fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

     (x) The Fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of Thornburg who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

     For each Fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions - Equity Funds."


                         YIELD AND RETURN COMPUTATION

Performance and Portfolio Information
-------------------------------------
     Each Fund will from time to time display performance information, including yield, dividend returns total return, and average annual total return, in advertising, sales literature, and reports to shareholders. Yield is computed by dividing the Fund's net interest and dividend income for a given 30 days or one month period by the maximum share offering price at the end of the period. The result is "annualized" to arrive at an annual percentage rate. In addition, the Fund may use the same method for 90 day or quarterly periods. Total return is the change in share value over time, assuming reinvestment of any dividends and capital gains. "Cumulative total return" describes total return over a stated period, while "average annual total return" is a hypothetical rate of return which, if achieved annually, would have produced the same cumulative total return if performance had been constant for the period shown. Average annual return tends to reduce variations in return over the period, and investors should recognize that the average figures are not the same as actual annual returns. The Fund may display return information for differing periods without annualizing the results and without taking sales charges into effect.

     All performance figures are calculated separately for each class of shares. The figures are historical, and do not predict future returns. Actual performance will depend upon the specific investments held by a Fund, and upon the Fund's expenses for the period.

     Yield quotations include a standardized calculation which computes yield for a 30-day or one month period by dividing net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation will include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums. With respect to mortgage-backed securities or other receivables-backed obligations, the Fund will amortize the discount or premium on the outstanding principal balance, based upon the cost of the security, over the remaining term of the security. Gains or losses attributable to actual monthly paydowns on mortgage-backed obligations will be reflected as increases or decreases to interest income during the period when such gains or losses are realized. Provided that any such quotation is also accompanied by the standardized calculation referred to above, a Fund may also quote non-standardized performance data for a specified period by dividing the net investment income per share for that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation, net investment income will include accrued interest income plus or minus any amortized purchase discount or premium less all accrued expenses. The primary differences between the results obtained using the standardized performance measure and any non-standardized performance measure will be caused by the following factors: (1) The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value; (3) The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation always will reflect the maximum offering price per share on the last day of the period; (4) The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time the Fund's return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund's maximum public offering price, the return computed by using the Fund's maximum public offering price also will be quoted in the same piece; (5) The non-standardized return quotation may include the effective return obtained by compounding the monthly dividends.

     For the Funds' investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

     Income calculated for the purposes of calculating the Funds' yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Fund's yield may not equal its distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

     Yield information may be useful in reviewing a Fund's performance and in providing a basis for comparison with other investment alternatives. However, each Fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

     Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value ("NAV") over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and the average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund. In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes to share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a Fund's maximum sales charge into account. Excluding a Fund's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

     Government Fund or Income Fund also may illustrate performance or the characteristics of its investment portfolio through graphs, tabular data or other displays which describe (i) the average portfolio maturity of the Fund's portfolio securities relative to the maturities of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard bench marks or indices such as the Treasury yield curve), (iii) changes in the Fund's share price or net asset value in some cases relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Fund's (or other investments') net asset value or price and the Fund's (or other investments') investment return.

     Charts and graphs using the Fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund's adjusted NAVs are not adjusted for sales charges, if any.

     The Funds may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV or
total return for a specified period.   A short-term moving average NAV is
the average of each day's adjusted closing NAV for a specified period. Moving average activity indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period the produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

     Each Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund ranking prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings the Fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds. From time to time, the Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Thornburg funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. Performance rankings and ratings reported periodically in financial publications such as "MONEY" magazine, "Forbes" and "BARRON's" also may be used. These performance analyses ordinarily do not take sales charges into consideration and are prepared without regard to tax consequences.

     Each Fund may be compared in advertising to Certificates of Deposit ("CDs") or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, while a Fund may offer greater liquidity or higher potential returns than CDs, a Fund does not guarantee a shareholder's principal or return, and Fund shares are not FDIC insured.

     Thornburg may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs bases on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of other Thornburg mutual funds.

     Ibbotson Associates, a wholly owned subsidiary of Morningstar, Inc. ("Ibbotson"), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of differed indices.

     The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in the capital market may or may not correspond directly to those of a Fund. A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future, and advertising, sales literature and shareholder reports also may discuss aspects of periodic investment plans, dollar cost averaging and other techniques for investing to pay for education, retirement and other goals. In addition, a Fund may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques and the desirability of owning a particular mutual fund. A Fund may present its fund number, Quotron (trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.

     The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare a Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a Fund may also discuss or illustrate examples of interest rate sensitivity.

     Momentum indicators show a Fund's price movements over specific periods of time. Each point on the momentum indicator represents the Fund's percentage change in price movements over that period. A Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The Funds may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.


                  REPRESENTATIVE PERFORMANCE INFORMATION

Representative Performance Information - Government Fund (Class R3 Shares)
--------------------------------------------------------------------------
     The following data for Government Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. The Fund commenced operations on November 16, 1987, and commenced offering Class R3 shares on July 1, 2003 (Class R3 shares were formerly known as Class R1 shares).

    Standardized Method of Computing Yield. Government Fund's yield for Class R3 shares, computed for the 30-day period ended September 30, 2007 in accordance with the standardized calculation described above, was 3.61%. This method of computing yield does not take into account changes in net asset value.

     Average Annual Total Return Quotations. Government Fund's average annual total returns for Class R3 shares are displayed in the table below for the periods shown ending September 30, 2007. Government Fund commenced sales of its Class R3 shares on July 1, 2003. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the described periods. These data assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)
               One Year     Since Inception (07/01/03)
               --------     -------------------------
Class R3       4.93%           2.33%

Average Annual Total Return (After Taxes on Distributions)
               One Year     Since Inception (07/01/03)
               --------     --------------------------
Class R3       3.77%           1.25%

Average Annual Total Return (After Taxes on Distributions and Redemption)
               One Year     Since Inception (07/01/03)
               --------     --------------------------
Class R3       3.19%           1.35%

Representative Performance Information -
  Income Fund (Class R3 Shares)
--------------------------------------
     The following data for Income Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. The Fund commenced operations on October 1, 1992, and commenced offering Class R3 Shares on July 1, 2003 (Class R3 shares were formerly known as Class R1 Shares). An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. Income Fund's yield for Class R3 shares, computed for the 30-day period ended September 30, 2007 in accordance with the standardized calculation described above, was 3.91%. This method of computing yield does not take into account changes in net asset value.

     Average Annual Total Return Quotations. Income Fund's average annual total returns for Class R3 shares are displayed in the table below for the periods shown ending September 30, 2007. Income Fund commenced sales of its Class R3 shares on July 1, 2003. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the described periods. These data assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Returns (Before Taxes)
               One Year     Since Inception (07/01/03)
               --------     --------------------------
Class R3       4.34%           2.67%

Average Annual Total Return (After Taxes on Distributions)
               One Year     Since Inception (07/01/03)
               --------     --------------------------
Class R3       2.86%           1.27%

Average Annual Total Return (After Taxes on Distributions and Redemption)
               One Year     Since Inception (07/01/03)
               --------     --------------------------
Class R3       2.80%           1.45%

Representative Performance Information -
  Value Fund (Class R3, Class R4 and Class R5 Shares)
-----------------------------------------------------
     Average Annual Total Return Quotations. Value Fund's average annual total returns for Class R3, Class R4 and Class R5 shares are displayed in the table below for the periods shown ending September 30, 2007. The Fund commenced operations on October 2, 1992, commenced offering Class R3 shares on July 1, 2003 (Class R3 shares were formerly known as Class R1 shares), commenced offering Class R4 shares on February 1, 2007 and commenced offering Class R5 shares on February 1, 2005. These data assume reinvestment of all dividends and capital gains distributions of net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Returns (Before Taxes)
               One Year     Since Inception
               --------     ---------------
Class R3       22.11%          15.11% (07/01/03)
Class R4        N/A             8.09% (02/01/07)
Class R5       22.63%          17.92% (02/01/05)

Average Annual Total Return (After Taxes on Distribution)
               One Year     Since Inception
               --------     ---------------
Class R3       21.21%          14.71% (07/01/03)
Class R4        N/A             7.94% (02/01/07)
Class R5       21.60%          17.55% (02/01/05)

Average Annual Total Return (After Taxes on Distributions and Redemption)
               One Year     Since Inception
               --------     ---------------
Class R3       14.98%          13.03% (07/01/03)
Class R4        N/A             5.26% (02/01/07)
Class R5       15.30%          15.44% (02/01/05)

Representative Performance Information - International Value Fund
  (Class R3, Class R4 and Class R5 Shares)
-----------------------------------------------------------------
     Average Annual Total Return Quotations. International Value Fund's average annual total returns for Class R3, Class R4 and Class R5 shares are displayed in the table below for the periods shown ending September 30, 2007. The Fund commenced operations on May 28, 1998, commenced offering Class R3 shares on July 1, 2003 (Class R3 shares were formerly known as Class R1 shares), commenced offering Class R4 shares on February 1, 2007 and commenced offering Class R5 shares on February 1, 2005. These data assume reinvestment of all dividends and capital gains distributions of net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)
               One Year     Since Inception
               --------     ---------------
Class R3       40.43%          27.93% (07/01/03)
Class R4        N/A            25.90% (02/01/07)
Class R5       41.13%          28.24% (02/01/05)

Average Annual Total Return (After Taxes on Distributions)
               One Year     Since Inception
               --------     ---------------
Class R3       39.51%          27.50% (07/01/03)
Class R4        N/A            25.52% (02/01/07)
Class R5       39.99%          27.53% (02/01/05)

Average Annual Total Return (After Taxes on Distributions and Redemption)
               One Year     Since Inception
               --------     ---------------
Class R3       26.60%          24.63% (07/01/03)
Class R4        N/A            16.82% (02/01/07)
Class R5       27.04%          24.27% (02/01/05)

Representative Performance Information -
  Growth Fund (Class R3, Class R4 and Class R5 Shares)
------------------------------------------------------
     Average Annual Total Return Quotations. Growth Fund's average annual total returns for Class R3, Class R4 and Class R5 shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2007. The Fund commenced operations on December 27, 2000, commenced offering Class R3 shares on July 1, 2003 (Class R3 shares were formerly known as Class R1 shares), commenced offering Class R4 shares on February 1, 2007, and commenced offering Class R5 shares on October 3, 2005. These data assume reinvestment of all dividends and capital gains distributions of net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)
               One Year     Since Inception
               --------     ---------------
Class R3       26.29%          20.39% (07/01/03)
Class R4        N/A             9.68% (02/01/07)
Class R5       27.03%          22.16% (10/03/05)

Average Annual Total Return (After Taxes on Distributions)
               One Year     Since Inception
               --------     ---------------
Class R3       26.29%          20.39% (07/01/03)
Class R4        N/A             9.68% (02/01/07)
Class R5       27.03%          22.27% (10/03/05)

Average Annual Total Return (After Taxes on Distributions and Redemption)
               One Year     Since Inception
               --------     ---------------
Class R3       17.09%          17.98% (07/01/03)
Class R4        N/A             6.29% (02/01/07)
Class R5       17.57%          19.28% (10/03/05)

Representative Performance Information - Income Builder Fund
  (Class R3, Class R4 and Class R5 Shares)
------------------------------------------------------------
     The following data for Income Builder Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. Income Builder Fund's yields, computed for the 30-day period ended September 30, 2007 in accordance with the standardized calculation described above, were 3.21% and 3.66% for Class R3 and Class R5 shares, respectively. This method of computing yield does not take into account changes in net asset value.

     Average Annual Total Return Quotations. Income Builder Fund's average annual total returns for Class R3 and Class R5 shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2007. The Fund commenced its offering of Class R3 shares on February 1, 2005 (Class R3 shares were formerly known as Class R1 shares) and commenced its offering of Class R5 Shares on February 1, 2007. The Fund also expects to commence offering Class R4 shares on February 1, 2008, although no total returns data is available for Class R5 shares as of the date of this SAI. These data assume reinvestment of all dividends and capital gains distributions of net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)
                1 Year     Since Inception
                ------     ---------------
Class R3        27.10%        18.94%(02/01/05)
Class R5         N/A          16.19%(02/01/07)

Average Annual Total Return (After Taxes on Distributions)
                1 Year     Since Inception (02/01/05)
                ------     --------------------------
Class R3        24.70%        17.16%(02/01/05)
Class R5         N/A          15.22%(02/01/07)

Average Annual Total Return (After Taxes on Distributions and Redemptions)
                1 Year     Since Inception (02/01/05)
                ------     --------------------------
Class R3        17.76%        15.34%(02/01/05)
Class R5         N/A          10.49%(02/01/07)


Representative Performance Information -
Global Opportunities Fund (Class A Shares)
------------------------------------------
     Average Annual Total Return Quotations. Global Opportunities Fund's average annual total returns for Class A shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2007. Although Class A shares are not offered in the Fund's "Retirement Plan Shares" Prospectus, Class A shares would have substantially similar returns to Class R3, Class R4 and Class R5 shares because each of those classes of shares represents an investment in the same portfolio of securities. Annual returns would differ only to the extent Class A shares are subject to a sales charge but lower annual expenses than Class R3, Class R4 or Class R5 shares. The Fund commenced its offering of Class A shares on July 28, 2006 and expects to commence offering Class R3, Class R4 and Class R5 shares on February 1, 2008. The data shown below assume reinvestment of all dividends and capital gains distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of the period shown.

Average Annual Total Return (Before Taxes)
               1 Year     Since Inception
               ------     ---------------
Class A        50.60%      50.98% (07/28/06)

Average Annual Total Return (After Taxes on Distributions)
               1 Year     Since Inception
               ------     ---------------
Class A        50.06%      50.48% (07/28/06)

Average Annual Total Return (After Taxes on Distributions and Redemption)
               1 Year     Since Inception
               ------     ---------------
Class A        32.81%      43.17% (07/28/06)

Representative Performance Information -
International Growth Fund (Class A Shares)
------------------------------------------
     Average Annual Total Return Quotations. International Growth Fund's average annual total returns for Class A shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2007. Although Class A shares are not offered in the Fund's "Retirement Plan Shares" Prospectus, Class A shares would have substantially similar returns to Class R3, Class R4 and Class R5 shares because each of those classes of shares represents an investment in the same portfolio of securities. Annual returns would differ only to the extent Class A shares are subject to a sales charge but lower annual expenses than Class R3, Class R4 or Class R5 shares. The Fund commenced its offering of Class A shares on February 1, 2007 and expects to commence offering Class R3, Class R4 and Class R5 shares on February 1, 2008. The data shown below assume reinvestment of all dividends and capital gains distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of the period shown.

Average Annual Total Return (Before Taxes)
                Since Inception (02/01/07)
                --------------------------
Class A             19.36%

Average Annual Total Return (After Taxes on Distributions)
                Since Inception (02/01/07)
                --------------------------
Class A             19.36%

Average Annual Total Return (After Taxes on Distributions and Redemptions)
                Since Inception (02/01/07)
                --------------------------
Class A             12.57%


                 ADDITIONAL MATTERS RESPECTING TAXES

     The following discussion summarize certain federal tax considerations generally affecting the Funds and shareholders and is primarily relevant to shareholders which are subject to federal income tax. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisors with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.

Elections by the Funds -Subchapter M
------------------------------------
     Each Fund except has elected and intends to qualify for treatment as a regulated investment company under Subchapter M of the Code.

     If in any year a Fund fails to qualify for the treatment conferred by Subchapter M of the Code, the Fund would be taxed as a corporation on its income. Distributions to the shareholders would be treated as ordinary income to the extent of the Fund's earnings and profits, and would be treated as nontaxable returns of capital to the extent of the shareholders' respective bases in their shares. Further distributions would be treated as amounts received on a sale or exchange or property. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

Backup Withholding
------------------
     Each shareholder will be notified annually by their Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. The Fund may be required to withhold federal income tax at a rate of 28% from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish the Fund with his taxpayer identification number, (ii) the Fund is notified that the shareholder's number is incorrect, (iii) the Internal Revenue Service notifies the Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding.

     Nonresident alien individuals and foreign entities are not subject to the backup withholding noted in the preceding paragraph, but must certify their foreign status by furnishing IRS Form W-8 to their account application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. These shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Although under certain treaties residents of certain foreign countries may qualify for a reduced rate of withholding or an exemption from withholding, the Funds may not reduce any such withholding for foreign residents otherwise permitted a reduced rate of withholding or exemption.

Distributions by Investment Companies - In General
--------------------------------------------------
     Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

     The Code generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies, and passive foreign investment company are not treated as "qualified foreign corporations." Some hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a "qualifying dividend" to instead be taxed as the rate of tax applicable to ordinary income.

     Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should distributions reduce the net asset value below a shareholder's cost basis, the distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Foreign Currency Transactions
-----------------------------
     Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt obligations denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income.

Foreign Withholding Taxes
-------------------------
     Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within sixty (60) days after the close of the relevant Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on "qualifying dividends."

     Generally, a credit for foreign taxes is subject to the limitations that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency denominated debt obligations, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than sixteen (16) days (forty-six (46) days in the case of preferred shares) during the thirty (30)-day period (ninety
(90)-day period for preferred shares) beginning fifteen (15) days (forty-five (45)-days for preferred shares) before the shares become ex-dividend. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

Redemptions or Other Disposition of Shares
------------------------------------------
     Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of sixty-one (61) days beginning thirty (30) days before and ending thirty (30) days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gains dividends received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment. This provision may be applied to successive acquisitions of stock.

     The laws of the several states and local taxing authorities vary with respect to the taxation of distributions, and shareholders of each Fund are advised to consult their own tax advisors in that regard. In particular, investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different. Each Fund will advise shareholders within 60 days of the end of each calendar year as to the percentage of income derived from each state in which the Fund has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns.


DISTRIBUTIONS AND SHAREHOLDER ACCOUNTS

     The monthly or quarterly distributions of investment income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be.


            INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENTS,
                 AND ADMINISTRATIVE SERVICES AGREEMENTS

Investment Advisory Agreement
-----------------------------
     Pursuant to an Investment Advisory Agreement in respect of each Fund, Thornburg Investment Management, Inc. ("Thornburg" or the "advisor"), 119 East Marcy Street, Santa Fe, New Mexico 87501, acts as investment advisor for, and will manage the investment and reinvestment of the assets of, each of the Funds in accordance with the Funds' respective investment objectives and policies, subject to the general supervision and control of the Trustees of Thornburg Investment Trust.

     Thornburg is paid a fee by each Fund, in the percentage amounts set forth in the table below:

-----------
INCOME FUND
-----------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------
0 to $500 million                   .50%
$500 million to $1 billion          .45%
$1 billion to $1.5 billion          .40%
$1.5 billion to $2 billion          .35%
Over $2 billion                     .275%

---------------
GOVERNMENT FUND
---------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------
0 to $1 billion                     .375%
$1 billion to $2 billion            .325%
Over $2 billion                     .275%

----------------------------------------------------------------------
VALUE FUND, INTERNATIONAL VALUE FUND, GROWTH FUND, INCOME BUILDER FUND, GLOBAL OPPORTUNITIES FUND AND INTERNATIONAL GROWTH FUND
----------------------------------------------------------------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------
0 to $500 million                   .875%
$500 million to $1 billion          .825%
$1 billion to $1.5 billion          .775%
$1.5 billion to $2 billion          .725%
Over $2 billion                     .675%

     The fee paid by each Fund is allocated among the different classes of shares offered by the Fund based upon the average daily net assets of each class of shares. All fees and expenses are accrued daily and deducted before payment of dividends. In addition to the fees of Thornburg, each Fund will pay all other costs and expenses of its operations. Each Fund also will bear the expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, including legal fees.

     The Trust's Trustees (including a majority of the Trustees) who are not "interested persons" within the meaning of the 1940 Act have approved the Investment Advisory Agreement applicable to each of the Funds, and annually consider the renewal of the agreement applicable to each of the Funds. In this regard, the Trustees have considered the responsibilities of mutual fund trustees generally and the Trustees' understandings of shareholders' expectations about the management of the mutual funds in which they have invested. The Trustees have concluded, based upon these discussions and a consideration of applicable law, that the principal obligation of mutual fund trustees is to assess the nature and quality of an investment advisor's services, and to confirm that the advisor actively and competently pursues the mutual fund's objectives. The Trustees have further concluded that seeking the lowest fee or expense ratio should not be the sole or primary objective of mutual fund trustees, but that trustees should determine that the fund's fees are reasonable in relation to the services rendered and generally in line with those charged by other investment advisors. In this regard, the Trustees have further concluded that putting an investment advisory agreement "out to bid" as a matter of course would be inconsistent with shareholder interests and contrary to shareholder expectations when they invested in a fund, and that mutual fund trustees should not do so unless an advisor materially failed to pursue a fund's objectives in accordance with its policies or for other equally important reasons. The Trustees also observed in their deliberations that Thornburg Fund shareholders appear to invest with a long-term perspective, and that in reviewing the Funds' performance, the Trustees should focus on the longer-term perspective rather than current fashions or short-term performance.

     The Trust's Trustees most recently determined to renew the Investment Advisory Agreement applicable to each Fund on September 10-11, 2007.

     In connection with their general supervision of Thornburg, the Trustees receive and consider reports throughout the year from Thornburg respecting the advisor's management of the Fund's investments. These reports include information about the Funds' purchase and sale of portfolio investments and explanations from the advisor respecting investment selections, the investment performance of the Funds, general appraisal of industry and economic prospects and factors, and other matters affecting the Funds and relating to he advisor's performance of services for the Funds.

     In anticipation of their recent consideration of the Investment Advisory Agreement's renewal, the independent Trustees met with representatives of Thornburg in July 2007 to specify the information the advisor would present to the Trustees for their review. The independent Trustees thereafter met in independent session to consider various factors respecting the agreement's renewal, and met in a subsequent session with the advisor's chief investment officer to present questions. Following these sessions, the Trustees met on September 10-11, 2007 to consider a renewal of the Investment Advisory Agreement with respect to each Fund.

     A discussion regarding the basis for the approval of each Fund's Investment Advisory Agreement by the Trustees is contained in the Fund's Annual Report to Shareholders for the year ended September 30, 2007.

     The Investment Advisory Agreement applicable to each Fund may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of Thornburg to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of Thornburg, or of reckless disregard of its obligations and duties under the Agreement, Thornburg will not be liable for any action or failure to act in accordance with its duties thereunder.

     For the three most recent fiscal years with respect to each Fund, the amounts paid to Thornburg by each Fund under the Investment Advisory Agreement applicable to each Fund were as follows:

                         Sept. 30, 2005   Sept. 30, 2006    Sept. 30, 2007
                         --------------   ---------------   ---------------
Government Fund           $785,728        $632,729          $542,146
Income Fund               $1,939,301      $1,780,980        $1,612,500
Value Fund                $16,399,121     $18,077,940       $29,048,560
International Value Fund  $20,117,121     $43,385,857       $80,553,444
Growth Fund               $983,586        $5,502,296        $17,001,119
Income Builder Fund       $5,707,419      $10,797,815       $21,050,253
Global Opportunities Fund    N/A          $16,105*          $1,573,698
International Growth Fund    N/A              N/A           $213,955**

<F*>  Fiscal period July 28, 2006 to September 30, 2006.
<F**> Fiscal period February 1, 2007 to September 30, 2007.

     Thornburg has waived its rights to fees or paid expenses incurred by each of the Funds in the foregoing periods as follows:

                        Sept. 30, 2005   Sept. 30, 2006    Sept. 30, 2007
                        --------------   ---------------   ---------------
Government Fund          $82,484          $60,770           $60,136
Income Fund              $367,593         $305,743          $292,680
Value Fund               $125,513         $111,506          $305,712
International Value Fund $325,980         $435,705          $1,073,052
Growth Fund              $71,218          $247,594          $388,384
Income Builder Fund      $856,138         $1,194,932        $1,739,426
Global Opportunities Fund    N/A          $58,536*          $157,032
International Growth Fund    N/A               N/A          $147,831**

<F*>  Fiscal period July 28, 2006 to September 30, 2006.
<F**> Fiscal period February 1, 2007 to September 30, 2007.

     Thornburg may (but is not obligated to) waive its rights to any portion of its fees in the future, and may use any portion of its fee for purposes of shareholder and administrative services and distribution of Fund shares. During the fiscal year or period ended September 30, 2007, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund each reimbursed Thornburg $5,016.50, $14,338.50, $146,185.00, $430,265.00, $71,480.00, $106,325.00, $3,081.00, and $691.50,
respectively, for accounting services, measured on an accrual basis.

     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also a Director and controlling shareholder of Thornburg. In addition, various individuals who are officers of the Company or the Trust also serve as officers of Thornburg, as described below under the caption "Management."

Proxy Voting Policies
---------------------
     Thornburg is authorized by the Trust to vote proxies respecting voting securities held by the Funds. In those cases, Thornburg votes proxies in accordance with written Proxy Voting Policies and Procedures (the "Policy") adopted by Thornburg. The Policy states that the objective of voting a security is to enhance the value of the security, or to reduce potential for a decline in the security's value. The Policy prescribes procedures for assembling voting information and applying the informed expertise and judgment of Thornburg on a timely basis in pursuit of this voting objective.

     The Policy also prescribes a procedure for voting proxies when a vote presents a conflict between the interests of the Fund and Thornburg. If the vote relates to the election of a director in an uncontested election or ratification or selection of independent accountants, the investment advisor will vote the proxy in accordance with the recommendation of any proxy voting service engaged by Thornburg. If no such recommendation is available, or if the vote involves other matters, Thornburg will refer the vote to the Trust's audit committee for direction on the vote or a consent to vote on Thornburg's recommendation.

     The Policy authorizes Thornburg to utilize various sources of information in considering votes, including the engagement of service providers who provide analysis and information on the subjects of votes and who may recommend voting positions. Thornburg may or may not accept these recommendations. Thornburg may decline to vote in various situations, including cases where an issue is not relevant to the Policy's voting objective or where it is not possible to ascertain that effect a vote may have on the value of an investment. Thornburg may not be able to vote proxies in cases where proxy voting materials are not delivered to Thornburg in sufficient time for evaluation and voting.

     Information respecting the voting of proxies relating to specific securities of each of the Funds is available on the Thornburg website (www.thornburg.com).

Administrative Services Agreement
---------------------------------
     Administrative services are provided to each class of shares issued by each of the Funds under an Administrative Services Agreement which requires the delivery of administrative functions necessary for the maintenance of the shareholders of the class, supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of regulatory compliance and legal affairs, review and administration of functions delivered by outside service providers to or for shareholders, and other related or similar functions as may from time to time be agreed. The Administrative Services Agreement specific to each Fund's Class R3 and Class R4 shares provides that the class will pay a fee calculated at an annual percentage of .125% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. The agreement specific to each Fund's Class R5 shares provides that the class will pay a fee calculated at an annual percentage of .05% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. Services are currently provided under these agreements by Thornburg.

     For the three most recent fiscal years with respect to each Fund, the amounts paid to Thornburg by each Fund under the Administrative Services Agreement applicable to Class R3, Class R4 and Class R5 shares offered by each Fund were as follows:

                         Sept. 30, 2005   Sept. 30, 2006   Sept. 30, 2007
                         --------------   ---------------  ---------------
Government Fund
  Class R3               $1,233            $4,392            $5,229

Income Fund
  Class R3               $1,584            $3,669            $6,124

Value Fund
  Class R3               $8,875            $31,016           $125,484
  Class R4                N/A               N/A              $2,233*
  Class R5               $9                $648              $24,437

International Value Fund
  Class R3               $68,997           $347,618          $853,351
  Class R4                N/A               N/A              $5,601*
  Class R5               $895              $15,290           $88,481

Growth Fund
  Class R3               $1,663            $56,382           $308,063
  Class R4                N/A               N/A              $345*
  Class R5                N/A              $9                $30,809

Income Builder Fund
  Class R3               $95               $818              $5,103
  Class R4                N/A               N/A               N/A
  Class R5                N/A               N/A              $3*

<F*> Fiscal period February 1, 2007 to September 30, 2007.

No information is displayed in the preceding table for Class R4 shares of Income Builder Fund or for Class R3, Class R4 or Class R5 shares of Global Opportunities Fund or International Growth Fund, because those classes of shares were not offered in any of the periods shown.

     The agreements applicable to each class may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically upon assignment. Termination will not affect the service provider's right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.


                     SERVICE AND DISTRIBUTION PLANS

Service Plans
-------------

     Each of the Funds has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the 1940 Act ("Service Plan") which is applicable to Class R3, Class R4 and Class R5 shares of the Fund. The Plan permits each Fund to pay to Thornburg (in addition to the management fee and reimbursements described above) an annual amount not exceeding .25 of 1% of the Fund's assets to reimburse Thornburg for specific expenses incurred by it in connection with certain shareholder services and the distribution of that Fund's shares to investors. Thornburg may, but is not required to, expend additional amounts from its own resources in excess of the currently reimbursable amount of expenses. Reimbursable expenses include the payment of amounts, including incentive compensation, to securities dealers and other financial institutions, including banks (to the extent permissible under federal banking laws), for administration and shareholder services. The nature and scope of services provided by dealers and other entities likely will vary from entity to entity, but may include, among other things, processing new account applications, preparing and transmitting to the Transfer Agent computer processable tapes of shareholder account transactions, and serving as a source of information to customers concerning the Funds and transactions with the Funds. Thornburg has no current intention to seek reimbursement of any expenses under any Service Plan applicable to Class R5 shares. The Service Plan does not provide for accrued but unpaid reimbursements to be carried over and reimbursed to Thornburg in later years. Amounts received by Thornburg under the Plan in the two most recent fiscal years for each Fund that offers Class R3 shares and Class R4 were paid principally to securities dealers and other persons selling the Funds' shares for distribution, administration and shareholder services.

Class R3 Distribution Plans
----------------------------
     Each Fund offering Class R3 shares has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the 1940 Act, applicable only to the Class R3 shares of that Fund ("Distribution Plan"). The Distribution Plan provides for the Fund's payment to the Fund's principal underwriter, Thornburg Securities Corporation ("TSC") on a monthly basis of an annual distribution fee of .75% of the average daily net assets attributable to the Fund's Class R3 shares.

    The purpose of the Distribution Plan applicable to each Fund is to compensate TSC for its services in promoting the sale of Class R3 shares of the Fund. Amounts paid under the Class R3 Distribution Plan for the two most recent fiscal years for each Fund that offers Class R3 shares were paid principally as compensation to securities dealers and other persons selling the Funds' Class R3 shares. TSC also may incur additional distribution-related expenses in connection with its promotion of Class R3 shares sales, including payment of additional incentives to dealers, advertising and other promotional activities and the hiring of other persons to promote the sale of shares. Because each Distribution Plan is a compensation type plan, TSC can earn a profit in any year when Fund payments exceed TSCs actual expenses. The Funds are not liable for any expenses incurred by TSC in excess of the compensation it received from the Fund.

     The Trustees currently limit payments under the Distribution Plan for each Fund to .25% of Class R3 assets each year, so that total Rule 12b-1 payments under the Service and Distribution Plans for Class R3 shares of each Fund do not currently exceed .50%.

     The following table shows the service and distribution fees for each Fund for its two most recent fiscal years.

                        Year Ended             Year Ended
                      Sept. 30, 2006         Sept. 30, 2007
                      --------------         --------------
Government Fund
     Class R3            $17,589               $20,943

Income Fund
     Class R3            $14,706               $24,554

Value Fund
     Class R3            $124,768              $503,880
     Class R4            N/A                   $4,505
     Class R5            N/A                    N/A

International Value Fund
     Class R3            $1,394,945            $3,420,945
     Class R4            N/A                   $11,970
     Class R5            N/A                    N/A

Growth Fund
     Class R3            $226,263              $1,232,260
     Class R4            N/A                   $690
     Class R5            N/A                    N/A

Income Builder Fund
     Class R3            $3,196                $20,411
     Class R4            N/A                    N/A*
     Class R5            N/A                    N/A

<F*> Income Builder Fund expects to begin offering Class R4 shares on
February 1, 2008.

     No information is shown in the preceding table for Global
Opportunities Fund and International Growth Fund because those Funds had not yet commenced offering Class R3, Class R4 or Class R5 shares as of the date of this Statement of Additional Information.


                         PORTFOLIO TRANSACTIONS

     All orders for the purchase or sale of portfolio securities are placed on behalf of each of the Funds by Thornburg pursuant to its authority under each Fund's investment advisory agreement. Thornburg also is responsible for the placement of transaction orders for other clients for whom it acts as investment advisor.

     Thornburg, in effecting purchases and sales of fixed income securities for the account of each of the Funds, places orders in such a manner as, in the opinion of Thornburg, offers the best available price and most favorable execution of each transaction. These portfolio securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

     Similarly, Thornburg places orders for transactions in equity securities in such a manner as, in the opinion of Thornburg, will offer the best available price and most favorable execution of these transactions. In selecting broker dealers, subject to applicable legal requirements, Thornburg considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions; and arrangements for payment of Fund expenses. Generally commissions for foreign investments traded will be higher than for U.S. investments and may not be subject to negotiation.

     Thornburg may execute a Fund's portfolio transactions with broker-dealers who provide research and brokerage services to Thornburg. Such services may include, but are not limited to, provision of market information relating to the security, economy, industries or specific companies; order execution systems; technical and quantitative information about the markets; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services include information and analysis provided electronically through online facilities. The receipt of research from broker-dealers who execute transactions on behalf of the Funds may be useful to Thornburg in rendering investment management services to the Funds. The receipt of such research may not reduce Thornburg's normal independent research activities; however, it may enable Thornburg to avoid the additional expenses that could be incurred if Thornburg tried to develop comparable information through its own efforts.

     Thornburg may pay, or be deemed to pay, to broker-dealers who provide research and brokerage services to Thornburg, commission rates higher than might otherwise be obtainable from other broker-dealers. Thornburg does not attempt to assign a specific dollar value to the research provided in connection with trades for client accounts or to allocate the relative cost or benefit of research or brokerage services. The research and brokerage services may benefit client accounts other than the specific client account(s) for which a trade is effected, and some or all of the research or brokerage services received with respect to a specific trade may not be used in connection with the account(s) for which the trade was executed. Some of the described services may be available for purchase by Thornburg on a cash basis.

     It is Thornburg's policy, in circumstances where Thornburg receives research or brokerage services from a broker-dealer, to determine in accordance with federal securities laws that: (i) the research or brokerage services are "brokerage or research services" as that term is defined in Section 28(e) of the Securities and Exchange Act of 1934, as amended; (ii) the services provide lawful and appropriate assistance in the performance of Thornburg's investment management decisions; and (iii) the commissions paid are reasonable in relation to the value of the research or brokerage services provided. In circumstances where Thornburg determines that it has received research or brokerage services that fulfill the requirements under Thornburg's policy, Thornburg determines the portion of non-qualifying products or services and pays for those products or services from its own resources.

     During the three most recent fiscal years brokerage commissions were paid only by Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund. The aggregate commissions paid by each of those Funds during each of the last three fiscal years are as follows:

                  Year Ended       Year Ended       Year Ended
                  Sept. 30, 2005   Sept. 30, 2006   Sept. 30, 2007
                  --------------   ---------------   --------------
Value Fund           $2,460,044      $2,753,258        $4,942,719

International
Value Fund           $6,362,449      $10,925,848       $19,709,597

Growth Fund          $529,180        $1,949,534        $3,994,461

Income Builder Fund  $2,735,647      $2,803,530        $4,061,496

Global Opportunities
Fund                    N/A          $22,128*          $684,780

International Growth
Fund                    N/A              N/A           $139,634**

<F*>  Fiscal period July 28, 2006 to September 30, 2006.
<F**> Fiscal period February 1, 2007 to September 30, 2007.

     The increased commissions in the most recent fiscal year for each of the Funds were due primarily to an increase in the assets of the Funds. Some of the Funds owned during the fiscal year securities issued by certain of their regular broker dealers. Those broker dealers and the aggregate dollar value of each such broker dealer's securities held by a Fund on September 30, 2007 are shown below:



                                                                       Income          Global
                                                      International    Builder         Opportunities
Broker-Dealer         Value Fund      Income Fund      Value Fund     Fund            Fund
-------------         ----------      -----------      -----------     --------        -------------

CitiGroup             $160,782,817        -            $120,941,067    $104,492,733        -

Goldman Sachs                         $1,940,498                       $7,761,992

JP Morgan                 -           $6,383,980            -               -              -
Chase & Co.

Merrill Lynch & Co.       -           $4,905,726            -          $9,723,000          -

UBS                   $92,213,025         -            $518,261,865    $69,899,077      $4,577,045

Wells Fargo               -           $1,625,446            -               -              -




     Thornburg may use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Funds or shares of other Thornburg funds to the extent permitted by law. Thornburg may use research services provided by and place agency transactions with TSC if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Thornburg may allocate brokerage transactions to broker-dealers who have entered into arrangements with Thornburg under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     Thornburg reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Funds. Subject to applicable laws and regulations, Thornburg will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and the other clients, the size and nature of investment positions then held by the Fund and the other clients, and the strategy, timing and restrictions applicable respectively to the Fund and the other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Funds' Trustees that the benefits available from Thornburg's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

Portfolio Turnover Rates
------------------------
     The Funds' respective portfolio turnover rates for the two most recent fiscal years are as follows:
                               Year Ended        Year Ended
                               Sept. 30, 2006    Sept. 30, 2007
                               --------------    --------------
Government Fund                   7.47%              43.35%
Income Fund                       6.77%              41.55%
Value Fund                       51.36%              79.29%
International Value Fund         36.58%              64.77%
Growth Fund                      98.00%              82.37%
Income Builder Fund              55.29%              62.60%
Global Opportunities Fund         6.08%*             91.02%
International Growth Fund          N/A              113.34%**

<F*>  Fiscal period July 28, 2006 to September 30, 2006.
<F**> Fiscal period February 1, 2007 to September 30, 2007.


          DISCLOSURE OF PORTFOLIO SECURITIES HOLDING INFORMATION

     The Trustees have adopted policies and procedures respecting and limiting the circumstances under which information respecting the Funds' current portfolio holdings information may be disclosed to persons not associated with the Funds, Thornburg, or TSC. The objective in adopting these policies and procedures is to reduce the exposure of the Funds and their shareholders to harm resulting from trading of Fund shares by persons in possession of material nonpublic information respecting the Funds' portfolio holdings. These policies and procedures are intended to operate in conjunction with Thornburg's policies prohibiting securities transactions using nonpublic "insider" information. Neither the Fund nor Thornburg nor any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about the Funds' portfolio holdings.

Selective Disclosure of Nonpublic Holdings Information
------------------------------------------------------
     Disclosure of nonpublic information respecting current Fund portfolio holdings information is generally prohibited. However, this information may be disclosed to specified persons under circumstances where Thornburg determines that it is necessary or desirable to do so. Accordingly, information may be disclosed on an as needed basis to persons who provide services to the Funds such as accountants, legal counsel, custodians, securities pricing agents who value Fund assets, financial consultants to the Funds or investment advisor, mutual fund analysts, broker dealers who perform portfolio trades for the Funds, and certain other persons. Unless otherwise noted in the table below, there will typically be no lag time between the date of the information and the date on which the information is disclosed. The policy permits disclosures to be made to persons not otherwise specified in the policy with the approval of Thornburg's president (under specified limitations), the Trustees or the Trustees' Governance and Nominating Committee.

     As of the date of this Statement of Additional Information, Thornburg has ongoing arrangements to disclose the Funds' nonpublic portfolio holdings information to the following persons:

                                                         Time Lag Between
                                                       Date of Information
Name of Recipient            Frequency              and Date of Disclosure
-----------------            ---------              ----------------------
PricewaterhouseCoopers LLP   Annually and as        One month or less,
                             necessary in           depending on the date
                             connection with the    of request
                             audit services it
                             provides to the
                             Funds

Institutional Shareholder
Services, Inc.               Daily                          None

State Street Bank and
Trust                        Daily                          None

Reuters                      Daily                          None

FT Interactive Data          Daily                          None

FactSet                      Daily                          None

Standard & Poor's/J.J.
Kenny Co.                    Daily                          None

Bear Stearns Pricing
Direct Inc.                  Daily                          None

GCOM Solutions               Monthly                 One month or less
                                                     depending on the date
                                                     of request

Electra Information
Systems, Inc.                Daily                          None

OMGEO LLC                    Daily                          None

Making Holdings Information Publicly Available
----------------------------------------------
The policy and procedures provides for periodic public disclosure of portfolio holdings information, as follows:

     Disclosure of portfolio holdings of any one or more Funds on a publicly available website maintained by the Trust or Thornburg. In practice, the Trust will typically display the Funds' portfolio holdings information approximately 30 days after the end of the calendar month for which the information is displayed (e.g. June 30 information will be displayed on July
31), except that portfolio hedging information is typically displayed on a quarterly basis.

     Disclosure of portfolio holdings in publicly available reports and filings filed with the Securities and Exchange Commission on its Electronic Data Gathering, Analysis and Retrieval System (EDGAR).

     Disclosure of portfolio holdings of any Fund in reports and communications mailed and otherwise disseminated to shareholders of the Fund in accordance with the 1940 Act or any regulation thereunder.

     Corrective disclosure by making portfolio holdings information available in any case where it becomes apparent nonpublic information has been disclosed other than in accordance with these policies and procedures.

     Portfolio holdings information made publicly available in accordance with this section is no longer nonpublic information subject to the disclosure restrictions in the policies and procedures.

                                MANAGEMENT

     Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund are separate "series" or investment portfolios of Thornburg Investment Trust, a Massachusetts business trust (the "Trust"). The general supervision of these Funds, including the general supervision of Thornburg's performance of its duties under the Investment Advisory Agreements and Administrative Services Agreements applicable to the Funds, is the responsibility of the Trust's Trustees. There are eight Trustees, two of whom are "interested persons" (as the term "interested" is defined in the 1940 Act) and six of whom are not interested persons. The names of Trustees and executive officers and their principal occupations and affiliations during the past five years are set forth below.



Interested Trustees
-------------------
Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director
                               Time                                       Overseen
                               Served                                     by
                                                                          Director(2)
-------------------------------------------------------------------------------------------------
Garrett           Chairman     Trustee     CEO, Chairman and controlling  Fourteen    Director of
Thornburg, 62     of Trustees  Since       shareholder of Thornburg                   Thornburg
                  (3)          1987 (4)    Investment Management, Inc.                Mortgage,
                                           (investment advisor) and                   Inc. (real
                                           Thornburg Securities                       estate
                                           Corporation (securities                    investment
                                           dealer); Chairman of Thornburg             trust)
                                           Limited Term Municipal Fund, Inc.
                                           (registered investment company)
                                           to 2004; CEO and Chairman
                                           of Thornburg Mortgage, Inc.
                                           (real estate investment
                                           trust); Chairman
                                           of Thornburg Mortgage
                                           Advisory Corporation (investment
                                           manager to Thornburg
                                           Mortgage, Inc.).

Brian J. McMahon, Trustee,     Trustee     President, Managing Director,   Fourteen         None
52                President,   Since       Chief Investment Officer
                  Member of    2001;       & Co-Portfolio Manager
                  Governance   President   of Thornburg Investment
                  & Nominating Since 1997; Management, Inc.; President
                  Committee    (4)(6)      of Thornburg Limited Term
                  (5)                      Municipal Fund, Inc. to 2004






Independent Trustees
--------------------

Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director
                               Time                                       Overseen
                               Served                                     by
                                                                          Director(2)
---------------------------------------------------------------------------------------------------
David A. Ater,   Trustee,      Trustee     Principal in Ater &            Fourteen      Director of
62               Member of     Since       Associates, Santa Fe, New                    Thornburg
                 Audit         1994 (4)    Mexico (developer, planner                   Mortgage,
                 Committee and             and broker of residential and                Inc.(real
                 Governance &              commercial real estate) owner,               estate
                 Nominating                developer and broker for                     investment
                 Committee                 various real estate projects.                trust)

David D.         Trustee,      Trustee     Chairman, President, CEO and   Fourteen      None
Chase, 66        Chairman of   Since       Managing Member of Vestor
                 Audit         2000 (4)    Associates, LLC, the general
                 Committee                 partner of Vestor Partners, LP,
                                           Santa Fe, NM (private entity
                                           fund); Chairman and CEO of Vestor
                                           Holdings, Inc., Santa Fe, NM
                                           (merchant bank).

Eliot R.         Trustee,      Trustee     Partner, Akin, Gump, Strauss,   Fourteen     Director of
Cutler, 61       Chairman of   Since       Hauer & Feld, LLP, Washington,               Thornburg
                 Governance    2004 (4)    D.C. (law firm)                              Mortgage, Inc.
                 & Nominating                                                           (real estate
                 Committee                                                              investment
                                                                                        trust)

Susan H.         Trustee,      Trustee     President of Dubin              Fourteen     None
Dubin, 59        Member of     Since       Investment, Ltd., Greenwich,
                 Audit         2004 (4)    Connecticut (private investment
                 Committee                 fund); Director and officer
                                           of various charitable
                                           organizations.

Owen D.          Trustee,      Trustee     President of Dirks, Van         Fourteen     None
Van Essen,       Member of     Since       Essen & Murray, Santa Fe
54               Governance    2004 (4)    New Mexico (newspaper mergers
                 & Nominating             and acquisitions).
                 Committee

James W.         Trustee,      Trustee     Real estate broker, Santa Fe    Fourteen     None
Weyhrauch, 48    Member of     Since       Properties, Santa Fe,
                 Audit         1996 (4)    NM (since 2004); President &
                 Committee                 CEO from 1997-2004 & Vice
                                           Chairman, 2004 to date, Nambe
                                           Mills, Inc., Santa Fe, NM
                                           (manufacturer).

Officers of the Fund (who are not Trustees)(7)
-----------------------------------------------

Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director
                               Time                                       Overseen
                               Served                                     by
                                                                          Director(2)
-------------------------------------------------------------------------------------------------

George T.        Vice          Vice        Co-Portfolio Manager, Vice     Not           Not
Strickland, 44   President     President   President and Managing         applicable    applicable
                               Since       Director of Thornburg
                               1996 (6)    Investment Management, Inc.;
                                           Vice President (to 2004) and
                                           Treasurer (to 2004) of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc.

William V.        Vice         Vice        Portfolio Manager,Co-          Not          Not
Fries, 68         President    President   Portfolio Manager, Vice        applicable   applicable
                               Since 1995  President and Managing
                               (6)         Director of Thornburg
                                           Investment Management, Inc.


Leigh Moiola,    Vice          Vice        Vice President and Managing    Not          Not
40               President     President   Director of Thornburg          applicable   applicable
                               Since 2001  Investment Management,
                               (6)         Inc.; Vice President of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc. to
                                           2004.

Kenneth          Vice          Vice        Vice President & Managing      Not          Not
Ziesenheim, 53   President     President   Director of Thornburg          applicable   applicable
                               Since 1995  Investment Management, Inc.;
                               (6)         President of Thornburg
                                           Securities Corporation;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. to 2004.

Alexander        Vice          Vice        Portfolio Manager, Vice        Not         Not
Motola, 37       President     President   President, and Managing        applicable  applicable
                               Since 2001  Director of Thornburg
                               (6)         Investment Management, Inc.

Wendy Trevisani,  Vice         Vice        Co-Portfolio Manager           Not           Not
36                President    President   since 2006, Managing Director  applicable    applicable
                               Since 1999  since 2004, Vice President
                               (6)         and Associate Portfolio
                                           Manager of Thornburg Investment
                                           Management, Inc.

Joshua Gonze,     Vice         Vice        Co-Portfolio Manager since   Not             Not
44                President    President   2007, Managing Director      applicable      applicable
                               Since 1999  since 2004, Associate
                               (6)         Portfolio Manager and Vice
                                           President of Thornburg
                                           Investment Management, Inc.;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. to 2004

Brad Kinkelaar,   Vice         Vice        Co-Portfolio Manager since     Not           Not
39                President    President   2002, Managing Director        applicable    applicable
                               Since 1999  since 2004, Vice President
                               (6)         and Associate Portfolio
                                           Manager of Thornburg Investment
                                           Management, Inc.

Christopher       Vice         Vice        Co-Portfolio Manager since      Not          Not
Ihlefeld, 37      President    President   2007, Managing Director since   applicable   applicable
                               Since 2003  2006, and Associate Portfolio
                               (4)         Manager and Vice President
                                           since 2002 of Thornburg
                                           Investment Management, Inc.;
                                           Vice President of Limited Term
                                           Municipal Fund, Inc., 2003-2004

Leon              Vice         Vice        Managing Director since 2007    Not          Not
Sandersfeld, 41   President    President   and Associate since 2002 of     applicable   applicable
                               Since 2003  Thornburg Investment Management,
                               (4)         Inc.; Senior Staff Accountant,
                                           Farm Bureau Life Insurance
                                           Company to 2002.

Sasha Wilcoxon,   Vice         Vice        Managing Director and          Not           Not
33                President;   President   Secretary since 2007,          applicable    applicable
                  Secretary    Since 2003  Associate, Mutual
                               Secretary   Fund Support Service
                               since 2007  Department Manager since
                               (6)         2002, and Associate of Thornburg
                                           Investment Management, Inc.


Ed Maran,         Vice         Vice        Co-Portfolio Manager since      Not          Not
49                President    President   2006, Vice President and        Applicable   Applicable
                               Since       Managing Director since 2005,
                               2004        and Associate Portfolio
                                           Manager since 2002 of Thornburg
                                           Investment Management, Inc.

Vinson            Vice         Vice        Co-Portfolio Manager since      Not          Not
Walden, 37        President    President   2006, Vice President and        Applicable   Applicable
                               Since       Managing Director since 2005,
                               2004        and Associate Portfolio
                                           Manager since 2002 of Thornburg
                                           Investment Management, Inc.,

Van              Vice         Vice         Associate of Thornburg          Not           Not
Billops, 41      President    President    Investment Management, Inc.     Applicable    Applicable
                              Since 2006

Thomas          Vice          Vice         Vice President and Managing     Not           Not
Garcia, 36      President     President    Director since 2004 and         Applicable    Applicable
                              since 2006   Associate Portfolio Manager
                                           of Thornburg Investment
                                           Management, Inc.

Lei             Vice          Vice         Co-Portfolio Manager and        Not           Not
Wang, 36        President     President    Managing Director since 2006,   Applicable    Applicable
                              since 2006   and Associate Portfolio
                                           Manager since 2004 of Thornburg
                                           Investment Management, Inc.;
                                           Associate, Enso Capital
                                           Management, LLC 2002-2004.

Connor            Vice        Vice         Co-Portfolio Manager and        Not            Not
Browne, 28        President   President    Managing Director since         Applicable     Applicable
                              since 2006   2006, and Associate
                                           Portfolio Manager of
                                           Thornburg Investment
                                           Investment Management, Inc.

Jason             Vice        Vice         Co-Portfolio Manager since      Not            Not
Brady, 33         President   President    2006 and Managing Director      Applicable     Applicable
                              since 2007   since 2007 of Thornburg
                                           Investment Management, Inc.;
                                           Portfolio Manager, Fortis
                                           Investments 2005-2006;
                                           Associate, Fidelity Investments
                                           2003-2004; Associate, Lehman
                                           Brothers to 2002.

Lewis              Vice        Vice        Co-Portfolio Manager and        Not           Not
Kaufman, 32        President   President   Managing Director since 2007,   Applicable    Applicable
                                           and Associate Portfolio Manager
                                           since 2005 of Thornburg Investment
                                           Management, Inc.; Associate,
                                           Citigroup, 2003-2004.

(1)     Each person's address is 119 East Marcy Street, Santa Fe, New Mexico 87501.
(2)     The Trust is organized as a Massachusetts business trust, and currently comprises a complex of 14 separate investment "Funds" or "series."
        Thornburg Investment Management, Inc. is the investment advisor to, and manages, the 14 Funds of the Trust.  Each Trustee oversees the 14 Funds of the Trust.
(3)     Mr. Thornburg is considered an "interested" Trustee under the Investment
        Company Act of 1940 because he is a director and controlling shareholder of Thornburg Investment Management, Inc. the investment advisor to the 14 active Funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor of shares of the Trust.
(4)     Each Trustee serves in office until the election and qualification of a successor.
(5)     Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg Investment Management, Inc.
(6)     The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.
(7)     Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.


Committees of the Trustees
--------------------------
     The Trustees have an Audit Committee, which is comprised of four Trustees who are not interested persons. David D. Chase (chairman), David A. Ater, Susan H. Dubin and James W. Weyhrauch. The Audit Committee discharges its duties in accordance with an Audit Committee Charter, which provides that the committee will (i) evaluate performance of the Trust's auditors, (ii) review planning, scope and staffing of audits, (iii) review results of audits with the auditors,
(iv) receive and review reports from auditors respecting auditor independence, and (v) require the Trust's legal counsel to report to the committee any matter which may have a significant effect on any of the Trust's financial statements. The Audit Committee is responsible for the selection of the Funds' independent registered public accounting firm which audits the annual financial statements of each Fund. The Audit Committee evaluates the independence of the independent registered public accounting firm based on information provided by the accounting firm and the investment advisor, and meets with representatives of the independent registered public accounting firm and the investment advisor to discuss, consider and review matters related to the Funds' accounting and financial reports. The committee held three meetings in the Trust's fiscal year ended September 30, 2007.

     The Trustees have a Governance and Nominating Committee, which is comprised of four Trustees, Eliot R. Cutler (chairman), David A. Ater, Brian J. McMahon and Owen D. Van Essen. Mr. Cutler, Mr. Ater and Mr. Van Essen are not interested persons. Mr. McMahon is an interested person because he is president of the Funds' investment advisor, but is prohibited from participating in the selection or nomination of individuals to serve as independent Trustees of the Trust. The committee discharges its duties in accordance with a Governance and Nominating Committee Charter, which provides that the committee will
(i)conduct evaluations of the performance of the Trustees, the Audit Committee and the Governance and Nominating Committee in accordance with the Trust's Corporate Governance Procedures and Guidelines (the "Governance Procedures"), (ii) select and nominate individuals for election as Trustees of the Trust who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and (iii) perform the additional functions specified in the Governance procedures and such other functions assigned by the Trustees to the committee from time to time. The committee is authorized to consider for nomination as candidates to serve as Trustees individuals recommended by shareholders in accordance with the Trust's Procedure for Shareholder Communications to Trustees. The committee was, until December 5, 2004, charged primarily with nomination responsibilities, and was reconstituted on that date as the Governance and Nominating Committee. The committee held two meetings in the Trust's fiscal year ended September 30, 2007.

Compensation of the Trustees
----------------------------
     The officers and Trustees affiliated with Thornburg serve without any compensation from the Trust. The Trust currently compensates each Trustee who is not an interested person of the Trust at an annual rate of $36,000 payable quarterly. In addition, each Trustee is compensated $2,500 for each meeting or independent session of independent Trustees attended by the Trustee in person or by telephone; except that the meeting compensation is $1,000 for each meeting or session attended by telephone after the first meeting or session attended by telephone in any calendar year. General meetings of Trustees on two successive days are considered one meeting for this purpose, and an independent session of independent Trustees similarly is not considered a separate meeting for this purpose if held within one day before or after any general meeting of Trustees or independent session of independent Trustees.

     The Trust compensates each member of the Audit Committee and the Governance and Nominating Committee $1,000 for each committee meeting attended. The Trust pays the chairman of each committee an additional annual compensation of $2,000, payable quarterly. The Trust reimburses each Trustee for travel and out-of-pocket expenses incurred by the Trustee in connection with attending meetings. The Trust does not pay retirement or pension benefits.

     The Trust paid fees to the Trustees during the fiscal year ended September 30, 2007 as follows:

                         Pension or
                         Retirement      Estimated      Total
           Aggregate     Benefits        Annual         Compensation
           Compensation  Accrued as      Benefits       from Trust and
Name of    from          Part of         Upon           Fund Complex
Trustee    Trust         Fund Expenses   Retirement     Paid to Trustee
--------   ------------  -------------   -------------  ---------------
Garrett
Thornburg       0             0                0              0

David A.
Ater          $54,500         0                0             $54,500

David D.
Chase         $52,000         0                0             $52,000

Eliot R.
Cutler        $50,000         0                0             $50,000

Susan H.
Dubin         $50,000         0                0             $50,000

Brian J.
McMahon         0             0                0              0

Owen D.
Van Essen     $50,500                                        $50,500

James W.
Weyhrauch     $50,000         0                0             $50,000



Certain Ownership Interests of Trustees
---------------------------------------

Column (2) of the following table shows the dollar range of the shares owned beneficially by each Trustee in each Fund as of December 31, 2007.

       (1)               (2)                         (3)                   (4)
                                                                       Aggregate
                                                                       Dollar Range
                                                                       of Securities
                                                 Dollar Range          in all Funds
                                                 of Securities         of the Trust
Name of Trustee     Name of Fund                 in each Fund          as of 12/31/07
---------------     ------------                 -------------         --------------

Garrett Thornburg   Thornburg New Mexico         over $100,000
                    Intermediate Municipal
                    Fund

                    Thornburg Value Fund         over $100,000

                    Thornburg International      over $100,000
                    Value Fund

                    Thornburg Core Growth        over $100,000
                    Fund

                    Thornburg Investment         over $100,000
                    Income Builder Fund

                    Thornburg Global             over $100,000
                    Opportunities Fund

                    Thornburg International
                    Growth Fund                  over $100,000
                                                                      over $100,000

Brian J. McMahon    Thornburg Limited Term       over $100,000
                    Municipal Fund

                    Thornburg Intermediate       over $100,000
                    Municipal Fund

                    Thornburg New Mexico         over $100,000
                    Intermediate Municipal Fund

                    Thornburg Value Fund         over $100,000

                    Thornburg International      over $100,000
                    Value Fund

                    Thornburg Core Growth        over $100,000
                    Fund

                    Thornburg Investment         over $100,000
                    Income Builder Fund

                    Thornburg Global             over $100,000
                    Opportunities Fund

                    Thornburg International
                    Growth Fund                  over $100,000

                    Thornburg Strategic Income
                    Fund                         over $100,000
                                                                     over $100,000

David A. Ater       Thornburg Value Fund         over $100,000

                    Thornburg International      over $100,000
                    Value Fund

                    Thornburg Core Growth        over $100,000
                    Fund

                    Thornburg Global             over $100,000
                    Opportunities Fund
                                                                    over $100,000

David D. Chase      Thornburg International      $1 - $10,000
                    Value Fund

                    Thornburg Core Growth        $1 - $10,000
                    Fund

                    Thornburg Investment
                    Income Builder Fund          $1 - $10,000

                    Thornburg Global
                    Opportunities Fund           $1 - $10,000

                                                                    $10,001 - $50,000

Eliot R. Cutler     Thornburg Limited Term       $1 - $10,000
                    Municipal Fund

                    Thornburg International
                    Value Fund                   over $100,000

                    Thornburg Core Growth
                    Fund                         $50,001 - $100,000

                    Thornburg Investment
                    Income Builder Fund          $10,001 - $50,000

                    Thornburg Global
                    Opportunities Fund           $10,001 - $50,000

                                                                    over $100,000

Susan H. Dubin      Thornburg International      over $100,000
                    Value Fund

                    Thornburg Core Growth        $10,001 - $50,000
                    Fund

                    Thornburg Global             $50,001 - $100,000
                    Opportunities Fund

                    Thornburg International      $10,001 - $50,000
                    Growth Fund
                                                                    over $100,000

Owen Van Essen      Thornburg New Mexico         over $100,000
                    Intermediate Municipal Fund

                    Thornburg Limited Term       over $100,000
                    U.S. Government Fund

                    Thornburg Value Fund         over $100,000

                    Thornburg Core Growth        $1 - $10,000
                    Fund


                    Thornburg Investment         over $100,000
                    Income Builder Fund

                    Thornburg Global             over $100,000
                    Opportunities Fund

                    Thornburg Strategic Income
                    Fund                         over $100,000
                                                                    over $100,000

James W.            Thornburg Value Fund         $50,001 - $100,000
Weyhrauch
                    Thornburg International      $10,001 - $50,000
                    Value Fund

                    Thornburg Core Growth        over $100,000
                    Fund

                    Thornburg Investment         $50,001 - $100,000
                    Income Builder Fund

                    Thornburg Global             over $100,000
                    Opportunities Fund
                                                                    over $100,000




Personal Securities Transactions of Personnel
---------------------------------------------
     The Trust, the investment advisor to the Trust, and the distributor for the Trust, each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. Specified personnel of the Trust, investment advisor and distributor, including individuals engaged in investment management activities and others are permitted under the codes of make personal investments in securities, including securities that may be purchased or held by the Funds. Certain investments are prohibited or restricted as to timing, and personnel subject to the codes must report their investment activities to a compliance officer.

INFORMATION ABOUT PORTFOLIO MANAGERS

     Displayed below is additional information about the portfolio managers identified in the Prospectus.

Portfolio Manager Compensation
------------------------------
     The compensation of each portfolio and co-portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. Each manager currently named in the Prospectus also owns equity shares in the investment advisor, Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the manager and all other expenses related to supporting the accounts managed by the manager, including the Trust; multiple year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; single year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; the degree of sensitivity of the manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the manager's compensation with respect to the Trust and other accounts managed by the manager, except that certain accounts managed by the manager may have no income or capital gains tax considerations. To the extent that the manager realizes benefits from capital appreciation and dividends paid to shareholders of Thornburg, such benefits accrue from the overall financial performance of Thornburg.

Conflicts of Interest
---------------------
     Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio or co-portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the manager's management of a Fund's investments and the manager's management of other accounts. These conflicts could include:

     - Allocating a favorable investment opportunity to one account but not another.

     - Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.

     - Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.

     - Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

     The Trust's investment advisor, Thornburg, has informed the Trust that it has considered the likelihood that any material conflicts of interest could arise between a manager's management of the Funds' investments and the manager's management of other accounts. Thornburg has also informed the Trust that it has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

Accounts Managed By Portfolio Managers
--------------------------------------

     Set out below for each of the portfolio and co-portfolio managers named in the Prospectus is information respecting the accounts managed by the manager. The information presented is current as of September 30, 2007.
The information includes the Fund or Funds as to which each individual is a portfolio or co-portfolio manager. Except as noted below, as of September 30, 2007, the advisory fee for each of the accounts was not based on the investment performance of the account.

William V. Fries
----------------
Registered Investment Companies:  Accounts:  15   Assets: $24,402,515,373
Other Pooled Investment Vehicles: Accounts:  13   Assets: $2,161,864,720
Other Accounts:                   Accounts:10,209 Assets: $11,665,546,632

Advisory Fee based
on Performance:                   Accounts:  2    Assets: $1,054,902,452

Alexander M.V. Motola
---------------------
Registered Investment Companies:  Accounts:  5    Assets: $3,737,108,907
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts:  32   Assets: $30,013,520

Advisory Fee based
on Performance:                   Accounts:  1    Assets: $135,531,562

Brian J. McMahon
----------------
Registered Investment Companies:  Accounts:  4    Assets: $4,543,400,210
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts:  0    Assets: $0

Brad Kinkelaar
--------------
Registered Investment Companies:  Accounts:  2    Assets: $4,024,444,968
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts:  0    Assets: $0

Edward Maran
------------
Registered Investment Companies:  Accounts:  5    Assets: $5,735,339,389
Other Pooled Investment Vehicles: Accounts:  6    Assets: $1,521,328,721
Other Accounts:                   Accounts: 2829  Assets: $3,943,005,738

Advisory Fee based
on Performance:                   Accounts:  1    Assets: $932,645,369

Wendy Trevisani
---------------
Registered Investment Companies:  Accounts:  8    Assets: $18,411,845,461
Other Pooled Investment Vehicles: Accounts:  7    Assets: $640,536,000
Other Accounts:                   Accounts: 7380  Assets: $7,722,540,895

Advisory Fee based
on Performance:                   Accounts:  1    Assets: $122,257,083

Lei Wang
--------
Registered Investment Companies:  Accounts:  8    Assets: $18,411,845,461
Other Pooled Investment Vehicles: Accounts:  7    Assets: $640,536,000
Other Accounts:                   Accounts: 7380  Assets: $7,722,540,895

Advisory Fee based
on Performance:                   Accounts:  1    Assets: $122,257,083

Connor Browne
-------------
Registered Investment Companies:  Accounts:  5    Assets: $5,735,339,389
Other Pooled Investment Vehicles: Accounts:  6    Assets: $1,521,328,721
Other Accounts:                   Accounts: 2829  Assets: $3,943,005,738

Advisory Fee based
on Performance:                   Accounts:  1    Assets: $932,645,369

W. Vinson Walden
----------------
Registered Investment Companies:  Accounts:  4    Assets: $778,285,766
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts:  0    Assets: $0

Jason Brady
-----------
Registered Investment Companies:  Accounts:  4    Assets: $4,465,166,992
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts:  40   Assets: $155,712,663


Portfolio Managers' Ownership of Shares in the Funds
----------------------------------------------------
     Displayed below for each of the portfolio and co-portfolio managers named in the Prospectus is the dollar range of the individual's beneficial ownership of shares in the Fund or Funds as to which the individual is a manager. The information presented is current as of September 30, 2007. In each case, the dollar range listed may include shares owned by the portfolio or co-portfolio manager through the manager's self-directed account in Thornburg's retirement plan. In addition to the holdings noted below, each of the portfolio and co-portfolio managers is a participant in Thornburg's profit sharing plan, which invests in shares of each of the Funds.

William V. Fries
----------------
Value Fund                     Over $1,000,000
International Value Fund       Over $1,000,000

Alexander M.V. Motola
---------------------
Growth Fund                    $100,001 - $500,000
International Growth Fund      $100,001 - $500,000

Brian J. McMahon
----------------
Income Builder Fund            Over $1,000,000
Global Opportunities Fund      Over $1,000,000

W. Vinson Walden
----------------
Global Opportunities Fund      $100,001 - $500,000

Brad Kinkelaar
--------------
Income Builder Fund            $100,001 - $500,000

Edward Maran
------------
Value Fund                     $50,001 - $100,000

Wendy Trevisani
---------------
International Value Fund       $100,001 - $500,000

Lei Wang
--------
International Value Fund       $10,001 - $50,000

Connor Browne
-------------
Value Fund                     $10,001 - $50,000

Jason Brady
-----------
Government Fund                    None
Income Fund                        None
Income Builder Fund                None


PRINCIPAL HOLDERS OF SECURITIES

Government Fund
---------------
     As of November 2, 2007, Government Fund had an aggregate of 10,872,220.074 shares outstanding, of which 340,794.922 were Class R3 shares. On November 2, 2007, officers, Trustees and related persons of Thornburg Investment Trust, as a group, owned less than one percent of the Class R3 shares of the Fund. On November 2, 2007, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class R3 shares:

                           No. of                         % of
Shareholder                Shares                   Shares in Class
-----------                ------                   ---------------
Wachovia Bank              147,116.019                    43.17%
FBO various retirement     Class R3 shares
accounts
1525 West WT Harris Blvd.
Charlotte, NC 26288-0001

Wilmington Trust Co. a s    40,615.752                    11.92%
Custodian FBO customer     Class R3 shares
P.O. Box 8971
Wilmington, DE 19899-8971

Orchard Trust Co.           37,468.572                    10.99%
FBO Oppenheimer Funds      Class R3 shares
8515 E. Orchard Rd, #2T2
Greenwood Village, CO 80111-5002

American United Life        37,232.402                    10.93%
1 American Square          Class R3 shares
Minneapolis, MN 46262-0020

MG Trust Company as         29,830.132                     8.75%
Custodian FBO customer     Class R3 shares
700 17th St., Ste 300
Denver, CO 80202

Income Fund
-----------
     As of November 2, 2007, Income Fund had an aggregate of 23,966,804.163 shares outstanding, of which 505,085.647 were Class R3 shares. On November 2, 2007, officers, Trustees and related persons of Thornburg Investment Trust, as a group, owned less than one percent of the Class R3 shares of the Fund. On November 2, 2007, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class R3 shares:

                           No. of                         % of
Shareholder                Shares                   Shares in Class
-----------                ------                   ---------------
American United Life       219,206.527                   43.40%
1 American Square          Class R3 shares
Minneapolis, MN 46262-0020

NFS LLC, FBO customer      92,426.985                    18.30%
167 South Park             Class R3 shares
San Francisco, CA 94104

Merrill Lynch              65,766.845                    13.02%
f/b/o its Customers        Class R3 shares
4800 Deer Lake Dr.
Jacksonville, FL 32246-6484

Wachovia Bank              45,215.148                     8.95%
FBO various retirement     Class R3 shares
accounts
1525 West WT Harris Blvd.
Charlotte, NC 26288-0001

Value Fund
----------
     As of November 2, 2007, Value Fund had an aggregate of 116,801,522.386 shares outstanding, of which 3,595,921.209 were Class R3 shares, 261,556.116 were Class R4 Shares and 2,361,001.160 were Class R5 shares. On November 2, 2007, officers, Trustees and related persons of Thornburg Investment Trust, as a group, owned less than one percent of the Class R3, Class R4 and Class R5 shares of the Fund. On November 2, 2007, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class R3, Class R4 and Class R5 shares:

                           No. of                         % of
Shareholder                Shares                   Shares in Class
-----------                ------                   ---------------
Tenbroeck/Strogoff         821,104.445                   22.83%
Hartford Insurance Co.     Class R3 shares
P.O. Box 2999
Hartford, CT 06104-2999

MG Trust Co. FBO           25,294.517                     9.67%
Customer                   Class R4 shares
700 17th St., Suite 300
Denver, CO 80202-3531

MG Trust Co. FBO           21,929.962                     8.38%
Customer                   Class R4 shares
700 17th St., Suite 300
Denver, CO 80202-3531

Wachovia Bank              21,125.604                     8.08%
FBO various retirement     Class R4 shares
accounts
1525 West WT Harris Blvd.
Charlotte, NC 26288-0001

MG Trust Co. FBO           18,528.605                     7.08%
Customer                   Class R4 shares
700 17th St., Suite 300
Denver, CO 80202-3531

MG Trust Co. FBO           16,701.795                     6.39%
Customer                   Class R4 shares
700 17th St., Suite 300
Denver, CO 80202-3531

GPC as agent for MFS       15,201.174                     5.81%
Heritage Trust Company     Class R4 shares
on behalf of a customer
PO Box 79377
Atlanta, GA 30357-7377

GPC as agent for MFS       14,670.024                     5.61%
Heritage Trust Company     Class R4 shares
on behalf of a customer
PO Box 79377
Atlanta, GA 30357-7377

New York Life Trust Co     1,650,428.203                 69.90%
690 Canton St.,            Class R5 shares
Suite 100
Westwood, MA 02090-2344

Massachusetts Mutual       238,600.258                   10.11%
Insurance Co.              Class R5 shares
1295 State St.
Springfield, MA 01111-0001

International Value Fund
------------------------
     As of November 2, 2007, International Value Fund had an aggregate of 470,680,481.540 shares outstanding, of which 29,322,106.126 were Class R3 shares, 1,511,745.584 were Class R4 Shares and 13,574,727.054 were Class R5 shares. On November 2, 2007, officers, Trustees and related persons of the Trust, as a group, owned less than one percent of the Class R3, Class R4 or Class R5 shares of the Fund. On November 2, 2007, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class R3, Class R4 and Class R5 shares:

                               No. of                         % of
Shareholder                    Shares                   Shares in Class
-----------                    ------                   ---------------
Tenbroeck/Strogoff            5,111,047.692                    17.43%
Hartford Ins. Co.             Class R3 shares
P.O. Box 2999
Hartford, CT 06104-2999

Merrill Lynch                 3,902,540.695                    13.31%
f/b/o its Customers           Class R3 shares
4800 Deer Lake Dr.
Jacksonville, FL 32246-6484

American United Life          3,024,481.129                    10.31%
1 American Square             Class R3 shares
Indianapolis, IN 46282-0020

Wachovia Bank                 2,699,488.622                     9.21%
FBO various retirement        Class R3 shares
accounts
1525 West WT Harris Blvd.
Charlotte, NC 26288-0001

DWS Trust Co., as Trustee      572,701.491                     37.88%
FBO a customer                Class R4 shares
PO Box 1757
Salem, NH 03079-1143

Ameritas Life Insurance Corp.  207,006.200                     13.69%
5900 O Street                 Class R4 shares
Lincoln, NE 68510-2234

Merrill Lynch                 134,972.778                       8.93%
f/b/o its Customers           Class R4 shares
4800 Deer Lake Dr.
Jacksonville, FL 32246-6484

Massachusetts Mutual          2,689,841.918                    19.82%
Insurance Co.                 Class R5 shares
1295 State St.
Springfield, MA 01111-0001

Wachovia Bank                 1,855,651.420                    13.67%
FBO various retirement        Class R5 shares
accounts
1525 West WT Harris Blvd.
Charlotte, NC 26288-0001

NFS LLC, FBO customer         1,175,467.571                     8.66%
167 South Park                Class R5 shares
San Francisco, CA 94104-2139

Reliance Trust Company, as    1,013,769.917                     7.47%
Custodian FBO a customer      Class R5 shares
PO Box 48529
Atlanta, GA 30362-1529

Vanguard Group                 990,643.361                      7.30%
400 Devon Park Dr.             Class R5 shares
Wayne, PA 19087-1816

Growth Fund
-----------
     As of November 2, 2007, Growth Fund had an aggregate of 173,580,242.494 shares outstanding, of which 21,376,767.527 were Class R3 shares, 355,568.420 were Class R4 Shares and 9,310,890.242 were Class R5 shares. On November 2, 2007, officers, Trustees and related persons of Thornburg Investment Trust, as a group, owned less than one percent of the Class R3, Class R4 and Class R5 shares of the Fund. On November 2, 2007, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class R3, Class R4 and Class R5 shares:

                                No. of                   % of
Shareholder                     Shares              Shares in Class
-----------                     ------              ---------------
American United Life          2,926,542.656             13.69%
1 American Square             Class R3 shares
Indianapolis, IN 46282-0020

Wachovia Bank                 1,867,157.189              8.73%
FBO various retirement        Class R3 shares
accounts
1525 West WT Harris Blvd.
Charlotte, NC 26288-0001

Tenbroeck/Strogoff            1,753,799.660              8.20%
Hartford Ins. Co.             Class R3 shares
P.O. Box 2999
Hartford, CT 06104-2999

Prudential Retirement         1,734,546.774              8.11%
Insurance & Annuity FBO       Class R3 shares
Various Retirement Plans
280 Trumbull St.
One Commercial Place
Hartford, CT 06103-3509

NFS LLC, FBO customer         1,331,914.901              6.23%
167 South Park                Class R3 shares
San Francisco, CA 94104-2139

Merrill Lynch                 58,061.623                16.33%
f/b/o its Customers           Class R4 shares
4800 Deer Lake Dr.
Jacksonville, FL 32246-6484

GPC as agent for MFS          36,224.924                10.19%
Heritage Trust Company        Class R4 shares
on behalf of a customer
PO Box 79377
Atlanta, GA 30357-7377

TrustLynx & Co.               27,033.789                 7.60%
PO Box 173736                 Class R4 shares
Denver, CO 80217-3736

GPC as agent for MFS          23,530.581                 6.62%
Heritage Trust Company        Class R4 shares
on behalf of a customer
PO Box 79377
Atlanta, GA 30357-7377

GPC as agent for MFS          22,752.688                 6.40%
Heritage Trust Company        Class R4 shares
on behalf of a customer
PO Box 79377
Atlanta, GA 30357-7377

GPC as agent for MFS          18,135.161                 5.10%
Heritage Trust Company        Class R4 shares
on behalf of a customer
PO Box 79377
Atlanta, GA 30357-7377

Massachusetts Mutual          2,182,643.049             23.44%
Insurance Co.                 Class R5 shares
1295 State St.
Springfield, MA 01111-0001

DCGT as Trustee or Custodian  1,478,894.165             15.88%
FBO Principal Financial       Class R5 shares
711 High Street
Des Moines, IA 50309-2732

Merrill Lynch                 986,115.503               10.59%
f/b/o its Customers           Class R5 shares
4800 Deer Lake Dr.
Jacksonville, FL 32246-6484

Wachovia Bank                 720,452.691                7.74%
FBO various retirement        Class R5 shares
accounts
1525 West WT Harris Blvd.
Charlotte, NC 26288-0001

American United Life          465,638.211                5.00%
1 American Square             Class R5 shares
Indianapolis, IN 46282-0020

Income Builder Fund
-------------------
     As of November 2, 2007, Income Builder Fund had an aggregate of 175,361,574.063 shares outstanding, of which 374,335.972 were Class R3 shares and 3,884.267 were Class R5 Shares. There were no Class R4 shares outstanding as of November 2, 2007. On November 2, 2007, officers, Trustees and related persons of the Trust, as a group, owned less than one percent of the Class R3 and Class R5 shares of the Fund. On November 2, 2007, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class R3 and Class R5 shares:

                                No. of                   % of
Shareholder                     Shares              Shares in Class
-----------                     ------              ---------------
Citigroup Global House         90,584.327               24.20%
Account                       Class R3 shares
11155 Red Run Blvd
Owings Mills, MD 21117-3256

Wachovia Bank                  33,036.444                8.83%
FBO various retirement        Class R3 shares
accounts
1525 West WT Harris Blvd.
Charlotte, NC 26288-0001

Reliance Trust Co., as         23,236.164                6.21%
Trustee FBO a customer        Class R3 shares
PO Box 48529
Atlanta, GA 30362-1529

MG Trust Co. FBO               20,608.007                5.51%
Customer                      Class R3 shares
700 17th St., Suite 300
Denver, CO 80202-3531

Wachovia Bank                   2,831.323               72.89%
FBO various retirement        Class R5 shares
accounts
1525 West WT Harris Blvd.
Charlotte, NC 26288-0001

Global Opportunities Fund
-------------------------
     The Fund had no Class R3, Class R4 or Class R5 shares outstanding as of the date of this Statement of Additional Information.

International Growth Fund
-------------------------
     The Fund had no Class R3, Class R4 or Class R5 shares outstanding as of the date of this Statement of Additional Information.

                                NET ASSET VALUE

     Each Fund will calculate its net asset value at least once daily on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Fund. Net asset value will not be calculated on New Year's Day, Washington's Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday. Under the 1940 Act, net asset value must be computed at least once daily on each day (i) in which there is a sufficient degree of trading in a Fund's portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.

                                  DISTRIBUTOR

     Pursuant to a Distribution Agreement with Thornburg Investment Trust, Thornburg Securities Corporation ("TSC") acts as principal underwriter for each of the Funds. The Funds do not bear selling expenses except (i) those involved in registering its shares with the Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities, and (ii) expenses paid under the Service and Distribution Plans and Agreements and which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreements, except that termination other than upon assignment requires six months' notice.

     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also Director and controlling stockholder of TSC.

      ADDITIONAL INFORMATION RESPECTING PURCHASE AND REDEMPTION OF SHARES

     To the extent consistent with state and federal law, your Fund may make payments of the redemption price either in cash or in kind. The Funds have elected to pay in cash all requests for redemption by any shareholder. They may, however, limit such cash in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

                      BUSINESS CONTINUITY PLAN

        Thornburg and TSC have each adopted a business continuity plan that seeks to anticipate significant business disruptions to its operations, including disruptions to the securities markets due to terrorist attack. In accordance with this plan, Thornburg and TSC have each identified and made provision to recover all the critical systems required to protect its customers in the event of a significant business disruption.

               INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, is the independent registered public accounting firm of the Funds.


                   Statement of Additional Information
                                   for
                     Thornburg Strategic Income Fund

                    119 East Marcy Street, Suite 202
                       Santa Fe, New Mexico 87501

     Thornburg Strategic Income Fund ("Strategic Income Fund") is an investment portfolio established by Thornburg Investment Trust (the "Trust"). This Statement of Additional Information relates to the investments made or proposed to be made by the Fund, investment policies governing the Fund, the Fund's management, and other issues of interest to a prospective purchaser of Class A, or Class C shares offered by the Fund.

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Fund's "Thornburg Strategic Income Fund" Prospectus dated December 19, 2007. A copy of the Prospectus may be obtained at no charge by writing to the distributor of the Fund's shares, Thornburg Securities Corporation, at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501. No financial statements are available for the Fund as of the date of this Statement of Additional Information because the Fund commenced operations on or about December 19, 2007. This Statement of Additional Information is incorporated by reference into the Fund's "Thornburg Strategic Income Fund" Prospectus.

     The date of this Statement of Additional Information is December 19, 2007, as revised September 10, 2008.



TABLE OF CONTENTS
i

ORGANIZATION OF THE FUND
1

INVESTMENT POLICIES
2
  Lower-Quality Debt Obligations
2
  Mortgage-Backed Securities and Mortgage Pass-Through Securities
3
  Other Mortgage-Backed Securities
5
  Other Asset-Backed Securities
5
  Collateralized Mortgage Obligations ("CMOs")
6
  FHLMC Collateralized Mortgage Obligations
7
  Other Structured Finance Arrangements
7
  REITS and Other Real Estate-Related Instruments
8
  Convertible Debt Obligations
8
  U.S. Government Obligations
9
  Purchase of Certificates of Deposit
9
  When-Issued Securities
9
  Dollar Roll Transactions
9
  Swap Agreements, Caps, Floors, Collars
10
  Structured Notes
11
  Eurodollar Transactions
12
  Indexed Securities
12
  Repurchase Agreements
12
  Reverse Repurchase Agreements
13
  Securities Lending
13
  Illiquid Investments
14
  Restricted Securities
14
  Foreign Investments
14
  Foreign Currency Transactions
15
  Futures Contracts
16
  Futures Margin Payments
17
  Limitations on Futures and Options Transactions
17
  Purchasing Put and Call Options
17
  Writing Put and Call Options
18
  Combined Positions
18
  Correlation of Price Changes
19
  Liquidity of Options and Futures Contracts
19
  OTC Options
19
  Options and Futures Relating to Foreign Currencies
19
  Asset Coverage for Futures and Options Positions
20
  Zero Coupon Bonds and "Stripped" Securities
20
  Municipal Obligations
20
  Short Sales
21

COMMODITY FUTURES TRADING REGISTRATION EXEMPTION
21

INVESTMENT LIMITATIONS
21

YIELD AND RETURN COMPUTATION
23
  Performance and Portfolio Information
23

REPRESENTATIVE PERFORMANCE INFORMATION
27

ADDITIONAL MATTERS RESPECTING TAXES
27
  Elections by the Fund-Subchapter M
27
  Backup Withholding
27
  Distributions by Investment Companies-In General
28
  Foreign Currency Transactions
28
  Foreign Withholding Taxes
29
  Redemption or Other Disposition of Shares
29

DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS
30

INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENT,
     AND ADMINISTRATIVE SERVICES AGREEMENT
31
  Investment Advisory Agreement
31
  Proxy Voting Policies
31
  Administrative Services Agreement
32

SERVICE AND DISTRIBUTION PLANS
32
  Service Plans - All Classes
32
  Class C Distribution Plan
32

PORTFOLIO TRANSACTIONS
33

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS INFORMATION
34
  Selective Disclosure of Nonpublic Holdings Information
34
  Making Holdings Information Publicly Available
35

MANAGEMENT
36
  Committees of the Trustees
43
  Compensation of the Trustees
43
  Certain Ownership Interests of Trustees
44
  Personal Securities Transactions of Personnel
45

INFORMATION ABOUT PORTFOLIO MANAGERS
46
  Portfolio Manager Compensation
46
  Conflicts of Interest
46
  Accounts Managed by Portfolio Managers
47
  Portfolio Managers' Ownership of Shares in the Fund
47

NET ASSET VALUE
47

DISTRIBUTOR
48

ADDITIONAL INFORMATION RESPECTING PURCHASE
     AND REDEMPTION OF SHARES
48

BUSINESS CONTINUITY PLAN
49

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
49



ORGANIZATION OF THE FUND

     The Fund is a newly formed, diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized on June 3, 1987 as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trust currently has 14 active Funds, one of which is described in this Statement of Additional Information. The Fund was formed on October 4, 2007 and commenced operations on or about December 19, 2007. The Trustees are authorized to divide the Trust's shares into additional series and classes.

     The assets received for the issue or sale of shares of the Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund, and constitute the underlying assets of the Fund. The underlying assets of the Fund are segregated on the Trust's books of account, and are charged with the liabilities with respect to the Fund and with a share of the general expense of the Trust. Expenses with respect to the Trust are allocated in proportion to the asset value of the respective series and classes of the Trust except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, determine which expenses are allocable to the Fund, or generally allocable to all of the Funds of the Trust. In the event of the dissolution or liquidation of the Trust, shareholders of the Fund are entitled to receive the underlying assets of the Fund which are available for distribution.

     The Fund may in the future, rather than invest in securities generally, seek to achieve its investment objectives by pooling its assets with assets of other funds for investment in another investment company having the same investment objective and substantially similar investment policies and restrictions as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce cost. It is expected that any such investment company would be managed by Thornburg Investment Management, Inc. ("Thornburg") in a manner substantially similar to the Fund. Shareholders of the Fund would receive prior written notice of any such investment, but may not be entitled to vote on the action. Such an investment would be made only if at least a majority of the Trustees of the Fund determined it to be in the best interest of the Fund and its shareholders.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. Thornburg believes that, in view of the above, the risk of personal liability to shareholders is remote.

     The Fund may hold special shareholder meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental investment policies, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative rights or preemptive rights.

     State Street Bank and Trust, Boston, Massachusetts, is custodian of the assets of the Fund. The Custodian is responsible for the safekeeping of the Fund's assets and the appointment of subcustodian banks and clearing agencies. The Custodian takes no part in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund.

INVESTMENT POLICIES

     The Fund seeks a high level of current income. As a secondary goal, the Fund seeks some long-term capital appreciation.

     The Fund pursues its investment goals by investing in a broad range of income producing investments from throughout the world, primarily including debt obligations and income producing stocks. The Fund expects, under normal conditions, to invest a majority of its assets in the debt obligations described below, but the relative proportions of the Fund's investments in debt obligations and in income producing stocks can be expected to vary over time.

     The Fund may invest in debt obligations of any kind, of any quality, and of any maturity. The Fund expects, under normal conditions, to select a majority of its investments from among the following types of debt obligations:

     * bonds and other debt instruments issued by domestic and foreign companies of any size (including lower rated "high yield" or
"junk"
        bonds)
     *  mortgage-backed securities and other asset-backed securities
     *  convertible debt obligations
     * obligations issued by foreign governments (including developing countries)
     * collateralized mortgage obligations ("CMOs"), collateralized debt obligations ("CDOs"), collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs"), and other structured finance arrangements
     * obligations of the U.S. Government and its agencies and sponsored entities
     *  other derivative instruments and structured notes
     *  zero coupon bonds and "stripped" securities
     * taxable municipal obligations and participations in municipal obligations

     The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals, including primarily income producing common and preferred stocks issued by domestic and foreign companies of any size (including smaller companies with market capitalizations of less than $500 million, and companies in developing countries), and also including publicly traded real estate investment trusts and partnership interests. The Fund expects that its equity investments will be weighted in favor of companies that pay dividends or other current income.

     The Fund's investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or otherwise to respond to market conditions.

     The following discussion supplements the disclosures in the Prospectus respecting the investment policies, techniques and investment limitations of the Fund.

Lower-Quality Debt Obligations
------------------------------
     The Fund may purchase lower-quality debt obligations (those rated below Baa by Moody's or BBB by S&P, and unrated securities judged by Thornburg to be of equivalent quality) that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These obligations are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt obligations may fluctuate more than those of higher-quality debt obligations and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

     The market for high-yield corporate debt obligations has continued to grow throughout the past few decades, with the U.S. Corporate High Yield market reaching $600 billion. In the past several years, issuance has reached new peaks as returns have been generally strong. In 2007, the U.S. Corporate High Yield market has experienced positive returns but negative price appreciation. Past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession. While annual returns during the 2003 through 2006 recovery have averaged just over 13 percent, the period from 1996 through 2002 saw total annualized returns average below one percent. Not surprisingly, this period also coincided with higher incidence of default among this "speculative grade" group of securities. In 2007, the relative deterioration in the U.S. and global economic outlook led some market participants to price into their corporate balance sheets the potential for deterioration in the performance of the high-yield bond market.

     The market for lower-quality debt obligations may be thinner and less active than that for higher-quality debt obligations, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt obligations will be valued in accordance with procedures established by the Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt obligations than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt obligations and the Fund's ability to sell these securities. Since the risk of default is higher for lower-quality debt obligations, Thornburg's research and credit analysis are an especially important part of managing securities of this type held by the Fund. In considering investments for the Fund, Thornburg will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Thornburg's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

     The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

Mortgage-Backed Securities and Mortgage Pass-Through Securities
---------------------------------------------------------------
     The Fund may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. The Fund also may invest in debt obligations which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

     A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate of return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment might tend to limit to some degree the increase in net asset value of the Fund because the value of some mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt obligations. During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed securities will decline.

     Interests in pools of mortgage-backed securities differ from other forms of debt obligations, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or insurer of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, or upon refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Such pools may be purchased by the Fund. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurer or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, Thornburg determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Other Mortgage-Backed Securities
--------------------------------
     Thornburg expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. The Fund will not purchase mortgage-backed securities or any other assets which, in the opinion of Thornburg, are illiquid and exceed, as a percentage of the Fund's assets, the percentage limitations on the Fund's investment in securities which are not readily marketable, as discussed below. Thornburg will, consistent with the Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities
-----------------------------
     The securitization techniques used to develop mortgage-backed securities are also applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in structures similar to the CMO pattern (see "Other Structured Finance Arrangements" below). If otherwise consistent with the Fund's investment objectives and policies, the Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     One example of this type of asset-backed security is a Certificate of Automobile Receivables ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interests on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities may present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of bankruptcy laws and of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool assets, to ensure that the receipt of payment on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund, as a possible purchaser of such securities, will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     The Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of the residual will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

     The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of the securities.

Collateralized Mortgage Obligations ("CMOs")
--------------------------------------------
     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against unanticipated early return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     The market for some CMOs may be less liquid than other debt obligations, making it difficult for the Fund to value its investment in the CMO or sell the CMO at an acceptable price.

FHLMC Collateralized Mortgage Obligations
-----------------------------------------
     FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies or defaults.

Other Structured Finance Arrangements
-------------------------------------
     Collateralized mortgage obligations, described above, are a type of structured finance arrangement. The Fund may also invest in other types of structured finance arrangements, including collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. A CBO is a trust or other special purpose entity ("SPE") which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unstructured loans, and subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. CMOs, CBOs, CLOs and other similarly structured securities are sometimes referred to generally as collateralized debt obligations ("CDOs").

     The cashflows from a CDO's trust or SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche, which bears the first loss from defaults from the bonds or loans in the trust or SPE and serves to protect the other, more senior tranches from defaults (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade.
Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults, and/or investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (i.e., in the form of obligations of the same type, rather than cash), which involves continued exposure to default risk with respect to such payments.

     Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect the Fund against the risk of loss on default of the collateral. Certain CDOs may use derivative contracts, such as credit default swaps, to create "synthetic" exposure to assets rather than holding such assets directly, which entails the risk of derivative instruments described elsewhere in this Statement of Additional Information. See, e.g., "Swap Agreements, Caps, Floors and Collars." CDOs may charge management fees and administrative expenses, which are in addition to those of the Fund. The Fund will not invest in CDOs that are managed by Thornburg or its affiliates.

     The risks of investment in a CDO depend largely on the type of collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, the market for CDOs may be less liquid than other debt obligations, making it difficult for the Fund to value its investment or sell its interest in the CDO at an acceptable price. However, an active dealer market may exist for CDOs, which may allow a CDO to qualify for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities described elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the qualify of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO's manager may perform poorly.

REITs and Other Real Estate-Related Instruments
-----------------------------------------------
     The Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest in real estate or real estate-related companies. Types of REITs in which the Fund may invest include equity REITs, which own real estate directly, mortgage REITs, which make construction, development, or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. The Fund may also invest in other real estate-related instruments, such as commercial and residential mortgage-backed securities and real estate financings.

     Investments in REITs and other real-estate related instruments are subject to risks affecting real estate investments generally, including overbuilding, property obsolescence, casualty to real estate, and changes in real estate values, property taxes and interest rates. In addition, the value of the Fund's investments in REITs may be affected by the quality and skill of the REIT's manager, the internal expenses of the REIT, and, with regard to REITS issued in the United States, the risk that the REIT will fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 and/or maintain exemption from registration under the Investment Company Act of 1940 (the "1940 Act").

Convertible Debt Obligations
----------------------------
     Convertible debt obligations may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. As with non-convertible debt obligations, the market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by the Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that the Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that the Fund will not convert the obligation).

     Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

U.S. Government Obligations
---------------------------
     The Fund may invest in obligations of the U.S. government. These include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government and established under the authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and the Federal National Mortgage Association. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Purchase of Certificates of Deposit
-----------------------------------
     The Fund may invest in certificates of deposit issued by domestic and foreign banks, including foreign branches of domestic banks. Investment in certificates of deposit issued by foreign banks or foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks. (See "Foreign Securities" below).

When-Issued Securities
----------------------
     The Fund may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. To the extent that assets of the Fund are not invested prior to the settlement of a purchase of securities, the Fund will earn no income; however, it is intended that the Fund will be fully invested to the extent practicable and subject to the Fund's investment policies. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the
purchase price.   The Fund does not believe that its net asset value or
income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. The Fund will maintain in a segregated account liquid assets at least equal in value to commitments for when-issued or forward delivery securities. Such assets will be marked to the market daily, and will be used specifically for the settlement of when-issued or forward delivery commitments.

Dollar Roll Transactions
------------------------
     The Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The selling Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

     Dollar rolls are treated for purposes of the 1940 Act as borrowings of the Fund entering into the transaction because they involve the sale of a security coupled with an agreement to repurchase, and are subject to the investment restrictions applicable to any borrowings made by the Fund. Like all borrowings, a dollar roll involves costs to the borrowing Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

     Dollar rolls involve potential risks of loss to the selling Fund which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Swap Agreements, Caps, Floors, Collars
--------------------------------------
     Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Fund's exposure to long or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. The Fund is not limited to any particular form of swap agreement if Thornburg determines it is consistent with the Fund's investment objective and policies.

     Swaps involve the exchange by the Fund and another party of their respective commitments to pay or receive cash flows. Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating rate payments. An interest rate swap is an agreement between two parties to exchange payments over a specified period of time that are based on specified interest rates and a notional amount. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A credit default swap is an agreement to transfer the credit exposure of fixed income securities between parties. The seller in a credit default swap contract is required to pay the buyer the par (or other agreed-upon value) of a referenced debt obligation in the event that a third party, such as a corporate issuer, defaults on the debt obligation. In return, the buyer receives from the seller a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the buyer keeps the stream of payments and has no payment obligations to the seller. An interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. An interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor if the specified interest rate index decreases below the level of the floor. An interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. Purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     Inasmuch as these swaps, floors, caps and collars are entered into for good faith hedging purposes, Thornburg and the Fund believes these obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to borrowing restrictions. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation is less highly developed and, accordingly, may be less liquid than swaps.

     Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's credit worthiness declined, the Fund will have contractual remedies available to it, but the value of the swap or other agreement would be likely to decline, potentially resulting in losses. The Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

     The Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

Structured Notes
----------------
     The Fund may invest in structured notes, which are derivative debt obligations, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate or index, or the relative change in two or more reference assets. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the value of the reference asset. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital by the Fund. Structured notes may be indexed positively or negatively, so that appreciation of the reference asset may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference asset, making the value of the note particularly volatile.

     Structured notes may entail a greater degree of market risk than other types of debt obligations because the investor bears the risk of the reference asset. As noted above, the value of structured notes also may be more volatile than other debt obligations.

Eurodollar Instruments
----------------------
     The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in the LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Indexed Securities
------------------
     The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt obligations or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency indexed securities typically are short-term to intermediate-term debt obligations whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increases, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than their underlying instruments.

Repurchase Agreements
---------------------
     In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund may engage in repurchase agreements with respect to any security in which it is authorized to invest.

     The Fund may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

     For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the security subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the security purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements
-----------------------------
     In a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Thornburg. Such transactions may increase fluctuations in the market value of the Fund's assets and may be viewed as a form of leverage.

Securities Lending
------------------
     The Fund may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Thornburg to be of good standing. Furthermore, they will only be made if, in Thornburg's judgment, the consideration to be earned from such loans would justify the risk.

     Thornburg understands that it is the current view of the SEC Staff that the Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Illiquid Investments
--------------------
     Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Trustees, Thornburg determines the liquidity of investments by the Fund and, through reports from Thornburg, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, Thornburg may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or lender features), and (5) the nature of the market place for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment).

     Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also Thornburg may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options the Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund any have to close out the option before expiration.

     In the absence of market quotations, illiquid investments are priced at fair value as determined utilizing procedures and methods reviewed by the Trustees. If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities
---------------------
     Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the Fund could be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Foreign Investments
-------------------
     Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. It may be more difficult to obtain and enforce a judgment against a foreign issuer. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises, and securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Thornburg will be able to anticipate these potential events or counter their effects.

     The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

     The Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     American Depository Receipts and European Depository Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

Foreign Currency Transactions
-----------------------------
     The Fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. The Fund may use currency forward contracts for any purpose consistent with their investment objectives. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Fund. The Fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. When the Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Fund also may enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by Thornburg.

     The Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value.
Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     The Fund may enter into forward contracts to shift investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if the Fund held investments denominated in pounds sterling, the Fund could enter into forward contracts to sell pounds sterling and purchase Swiss francs. This type of strategy, sometimes known as a "cross hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

     Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. Those can result in losses to the Fund if it is unable to deliver or receive currency in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Currency futures are also subject to risks pertaining to futures contracts generally. See "Futures Contracts," below. Options trading on currency futures is subject to market liquidity, and establishing and closing positions may be difficult. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's own economy.

     Successful use of currency management strategies will depend on Thornburg's skill in analyzing and predicting currency values. Currency management strategies may substantially change the Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as Thornburg anticipates. For example, if a currency's value rose at a time when Thornburg had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If Thornburg hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if Thornburg increases the Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that Thornburg's use of currency management strategies will be advantageous to the Fund or that it will hedge at an appropriate time.

Futures Contracts
-----------------
     When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments
-----------------------
     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

Limitations on Futures and Options Transactions
-----------------------------------------------
     The Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions;
(b) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or
(c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

     The above limitations on the Fund's investments in futures contracts and options, and the Fund's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit.

Purchasing Put and Call Options
-------------------------------
     By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options
----------------------------
     When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund will be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates the Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline.

     At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Combined Positions
------------------
     The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Thornburg's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the goal.

Correlation of Price Changes
----------------------------
     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts
------------------------------------------
     There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

OTC Options
-----------
     Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. The staff of the SEC currently takes the position that OTC options are illiquid, and investments by the Fund in those instruments are subject to the Fund's limitation on investing no more than 10% of its assets in illiquid instruments.

Option and Futures Relating to Foreign Currencies
-------------------------------------------------
     Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

     The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. The Fund also may purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time. See "Foreign Currency Transactions" above.

Asset Coverage for Futures and Options Positions
------------------------------------------------
     The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of large percentage of the Fund's assets could impede Fund management or the Fund's ability to meet redemption requests or other current obligations.

Zero Coupon Bonds and "Stripped" Securities
-------------------------------------------
     Zero coupon bonds are corporate or government-issued debt obligations that pay no interest, and that are issued at a substantial discount to their face value. The buyer of a zero coupon bond recognizes a rate of return determined by the gradual appreciation in the market value of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity (with the discount typically decreasing as the maturity date approaches), as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.

     A "stripped" security is a zero coupon bond created by separating the principal and interest cash flows from another debt obligation, typically a U.S. Treasury security. The principal component is often referred to as a "principal only" or "P/O" security, while the interest component is often referred to as an "income only" or "I/O" security.

     Because zero coupon bonds pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their market value is generally more volatile than the market value of comparable, interest-paying bonds, particularly during periods of changing interest rates. The Fund may have to recognize income on any zero coupon bonds that it holds and make distributions to shareholders before the Fund has received any cash payments on the bond. To generate the cash necessary to satisfy such distributions, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the sale of Fund shares.

Municipal Obligations
---------------------
     The Fund may invest in a variety of types of municipal obligations. Municipal obligations include debt and lease obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the procurement of funds for general operating expenses and the procurement of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Municipal obligations have also been issued to finance single-family mortgage loans and to finance student loans. The yields on municipal obligations are dependent on a variety of factors, including the condition of the general market and the municipal obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

Short Sales
-----------
     The Fund may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if Thornburg anticipates a decline in the price of the stock underlying a convertible security the Fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. The Fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances. When the Fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. The Fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.

COMMODITY FUTURES TRADING REGISTRATION EXEMPTION

     The Trust and the Fund have claimed exclusions from the definition of "commodity pool operator" under the Commodity Exchange Act, as amended, and are therefore not subject to registration or regulation as a commodity pool operator under that Act.

INVESTMENT LIMITATIONS

        The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, that percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

As a matter of fundamental policy, the Fund shall not:

     (1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     (2)  issue senior securities, except as permitted under the 1940 Act;

     (3) borrow money, except for temporary or emergency purposes or except in connection with reverse repurchase agreements; in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

     (4) underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

     (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     (6) purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, nor shall it prevent the Fund from holding real estate as a result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate);

     (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

     (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt obligations or to repurchase agreements.

     The following investment limitations are not fundamental and may be changed without shareholder approval:

     (i) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (ii) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     (iii) The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

     (iv) The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     (v) The Fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under the limitation in the preceding paragraph would exceed the Fund's limitations on investments in illiquid securities.

     (vi) The Fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

     (vii) The Fund does not currently intend to purchase the securities of any issuer (other than securities issue or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

     (viii) The Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

     (ix) The Fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

     (x) The Fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of Thornburg who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

     For the Fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions."

YIELD AND RETURN COMPUTATION

Performance and Portfolio Information
-------------------------------------
     The Fund will from time to time display performance information, including yield, dividend returns total return, and average annual total return, in advertising, sales literature, and reports to shareholders. Yield is computed by dividing the Fund's net interest and dividend income for a given 30 days or one month period by the maximum share offering price at the end of the period. The result is "annualized" to arrive at an annual percentage rate. In addition, the Fund may use the same method for 90 day or quarterly periods. Total return is the change in share value over time, assuming reinvestment of any dividends and capital gains. "Cumulative total return" describes total return over a stated period, while "average annual total return" is a hypothetical rate of return which, if achieved annually, would have produced the same cumulative total return if performance had been constant for the period shown. Average annual return tends to reduce variations in return over the period, and investors should recognize that the average figures are not the same as actual annual returns. The Fund may display return information for differing periods without annualizing the results and without taking sales charges into effect.

     All performance figures are calculated separately for Class A and Class C shares. The figures are historical, and do not predict future returns. Actual performance will depend upon the specific investments held by the Fund, and upon the Fund's expenses for the period.

     Yield quotations include a standardized calculation which computes yield for a 30-day or one month period by dividing net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation will include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums. With respect to mortgage-backed securities or other receivables-backed obligations, the Fund will amortize the discount or premium on the outstanding principal balance, based upon the cost of the security, over the remaining term of the security. Gains or losses attributable to actual monthly paydowns on mortgage-backed obligations will be reflected as increases or decreases to interest income during the period when such gains or losses are realized. Provided that any such quotation is also accompanied by the standardized calculation referred to above, the Fund may also quote non-standardized performance data for a specified period by dividing the net investment income per share for that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation, net investment income will include accrued interest income plus or minus any amortized purchase discount or premium less all accrued expenses. The primary differences between the results obtained using the standardized performance measure and any non-standardized performance measure will be caused by the following factors: (1) The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value; (3) The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation always will reflect the maximum offering price per share on the last day of the period; (4) The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time the Fund's return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund's maximum public offering price, the return computed by using the Fund's maximum public offering price also will be quoted in the same piece; (5) The non-standardized return quotation may include the effective return obtained by compounding the monthly dividends.

     For the Fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

     Income calculated for the purposes of calculating the Fund's yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, the Fund's yield may not equal its distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

     Yield information may be useful in reviewing the Fund's performance and in providing a basis for comparison with other investment alternatives. However, the Fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

     Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value ("NAV") over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and the average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund. In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes to share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking the Fund's maximum sales charge into account. Excluding the Fund's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

     Charts and graphs using the Fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund's adjusted NAVs are not adjusted for sales charges, if any.

     The Fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV or
total return for a specified period.   A short-term moving average NAV is
the average of each day's adjusted closing NAV for a specified period. Moving average activity indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period the produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

     The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund ranking prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings the Fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds. From time to time, the Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Thornburg funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. Performance rankings and ratings reported periodically in financial publications such as "MONEY" magazine, "Forbes" and "BARRON's" also may be used. These performance analyses ordinarily do not take sales charges into consideration and are prepared without regard to tax consequences.

     The Fund may be compared in advertising to Certificates of Deposit ("CDs") or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, while the Fund may offer greater liquidity or higher potential returns than CDs, the Fund does not guarantee a shareholder's principal or return, and Fund shares are not FDIC insured.

     Thornburg may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs bases on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of other Thornburg mutual funds.

     Ibbotson Associates, a wholly owned subsidiary of Morningstar, Inc. ("Ibbotson"), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of differed indices.

     The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in the capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or ndices that may be developed and made available in the future, and advertising, sales literature and shareholder reports also may discuss aspects of periodic investment plans, dollar cost averaging and other techniques for investing to pay for education, retirement and other goals. In addition, the Fund may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques and the desirability of owning a particular mutual fund. The Fund may present its fund number, Quotron (trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.

     The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, the Fund may also discuss or illustrate examples of interest rate sensitivity.

     Momentum indicators show the Fund's price movements over specific periods of time. Each point on the momentum indicator represents the Fund's percentage change in price movements over that period. The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The Fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

REPRESENTATIVE PERFORMANCE INFORMATION

     No performance information is available for the Fund as of the date of this Statement of Additional Informaiton.

ADDITIONAL MATTERS RESPECTING TAXES

    The following discussion summarizes certain federal tax considerations generally affecting the Fund and shareholders. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisors with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Fund. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.

Elections by the Fund -Subchapter M
------------------------------------
     The Fund intends to elect and qualify for treatment as a regulated investment company under Subchapter M of the Code.

     If in any year the Fund fails to qualify for the treatment conferred by Subchapter M of the Code, the Fund would be taxed as a corporation on its income. Distributions to the shareholders would be treated as ordinary income to the extent of the Fund's earnings and profits, and would be treated as nontaxable returns of capital to the extent of the shareholders' respective bases in their shares. Further distributions would be treated as amounts received on a sale or exchange or property. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although the Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

Backup Withholding
------------------
     Each shareholder will be notified annually by the Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. The Fund may be required to withhold federal income tax at a rate of 28% from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish the Fund with his taxpayer identification number, (ii) the Fund is notified that the shareholder's number is incorrect, (iii) the Internal Revenue Service notifies the Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding.

     Nonresident alien individuals and foreign entities are not subject to the backup withholding noted in the preceding paragraph, but must certify their foreign status by furnishing IRS Form W-8 to their account application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. These shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Although under certain treaties residents of certain foreign countries may qualify for a reduced rate of withholding or an exemption from withholding, the Fund may not reduce any such withholding for foreign residents otherwise permitted a reduced rate of withholding or exemption.

Distributions by Investment Companies - In General
--------------------------------------------------
     Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to the Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxes as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of the Fund. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

     The Code generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions attributable to income on bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies, and passive foreign investment company are not treated as "qualified foreign corporations." Some hedging activities may cause a dividend, that would otherwise be subject to the lower tax rate applicable to a "qualifying dividend," to instead be taxed as the rate of tax applicable to ordinary income.

     Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should distributions reduce the net asset value below a shareholder's cost basis, the distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Foreign Currency Transactions
-----------------------------
     Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt obligations denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains and losses, may increase or decrease the amount of the Fund's net investment income to be distributed to its shareholders as ordinary income.

Foreign Withholding Taxes
-------------------------
     Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within sixty
(60) days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on "qualifying dividends."

     Generally, a credit for foreign taxes is subject to the limitations that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency denominated debt obligations, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than sixteen (16) days (forty-six (46) days in the case of preferred shares) during the thirty (30)-day period (ninety
(90)-day period for preferred shares)beginning fifteen (15) days (forty-five (45)-days for preferred shares) before the shares become ex-dividend. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If the Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by the Fund will be treated as United States source income.

Redemption or Other Disposition of Shares
-----------------------------------------
     Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in the Fund) within a period of sixty-one (61) days beginning thirty (30) days before and ending thirty (30) days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gains dividends received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment. This provision may be applied to successive acquisitions of stock.

     The laws of the several states and local taxing authorities vary with respect to the taxation of distributions, and shareholders are advised to consult their own tax advisors in that regard. In particular, investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different. The Fund will advise shareholders within 60 days of the end of each calendar year as to the percentage of income derived from each state in which the Fund has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns.

DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS

     When an investor or the investor's financial advisor makes an initial investment in shares of the Fund, the Transfer Agent will open an account on the books of the Fund, and the investor or financial advisor will receive a confirmation of the opening of the account. Thereafter, whenever a transaction, other than the reinvestment of interest income, takes place in the account - such as a purchase of additional shares or redemption of shares or a withdrawal of shares represented by certificates
- the investor or the financial advisor will receive a confirmation statement giving complete details of the transaction. Shareholders also will receive at least quarterly statements setting forth all distributions of income and other transactions in the account during the period and the balance of full and fractional shares. The final statement for the year will provide information for income tax purposes.

     Any distributions of investment income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be. Upon written notice to the Transfer Agent, a shareholder may elect to receive periodic distributions of net investment income in cash. Such an election will remain in effect until changed by written notice to the Transfer Agent, which change may be made at any time in the sole discretion of the shareholder.

INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENTS, AND
ADMINISTRATIVE SERVICES AGREEMENTS

Investment Advisory Agreement
-----------------------------
     Pursuant to an Investment Advisory Agreement in respect of the Fund, Thornburg Investment Management, Inc. ("Thornburg" or the "advisor"), 119 East Marcy Street, Santa Fe, New Mexico 87501, acts as investment advisor for, and will manage the investment and reinvestment of the assets of, the Fund in accordance with the Fund's investment objectives and policies, subject to the general supervision and control of the Trustees of Thornburg Investment Trust.

     Thornburg is paid a fee by the Fund, in the percentage amounts set forth in the table below:

Net Assets of Fund             Advisory Fee Rate
------------------             -----------------
0 to $500 million                    .75%
$500 million to $1 billion          .675%
$1 billion to $1.5 billion          .625%
$1.5 billion to $2 billion          .575%
Over $2 billion                      .50%

     The fee paid by the Fund is allocated among the different classes of shares offered by the Fund based upon the average daily net assets of each class of shares. All fees and expenses are accrued daily and deducted before payment of dividends. In addition to the fees of Thornburg, the Fund will pay all other costs and expenses of its operations. The Fund also will bear the expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, including legal fees.

     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also a Director and controlling shareholder of Thornburg. In addition, various individuals who are officers of the Trust also serve as officers of Thornburg, as described below under the caption "Management."

Proxy Voting Policies
---------------------
     Thornburg is authorized by the Trust to vote proxies respecting voting securities held by the Fund. In those cases, Thornburg votes proxies in accordance with written Proxy Voting Policies and Procedures (the "Policy") adopted by Thornburg. The Policy states that the objective of voting a security is to enhance the value of the security, or to reduce potential for a decline in the security's value. The Policy prescribes procedures for assembling voting information and applying the informed expertise and judgment of Thornburg on a timely basis in pursuit of this voting objective.

     The Policy also prescribes a procedure for voting proxies when a vote presents a conflict between the interests of the Fund and Thornburg. If the vote relates to the election of a director in an uncontested election or ratification or selection of independent accountants, the investment advisor will vote the proxy in accordance with the recommendation of any proxy voting service engaged by Thornburg. If no such recommendation is available, or if the vote involves other matters, Thornburg will refer the vote to the Trust's audit committee for direction on the vote or a consent to vote on Thornburg's recommendation.

     The Policy authorizes Thornburg to utilize various sources of information in considering votes, including the engagement of service providers who provide analysis and information on the subjects of votes and who may recommend voting positions. Thornburg may or may not accept these recommendations. Thornburg may decline to vote in various situations, including cases where an issue is not relevant to the Policy's voting objective or where it is not possible to ascertain what effect a vote may have on the value of an investment. Thornburg may not be able to vote proxies in cases where proxy voting materials are not delivered to Thornburg in sufficient time for evaluation and voting.

     Information respecting the voting of proxies relating to specific securities of the Fund is available on the Thornburg website
(www.Thornburg.com).

Administrative Services Agreements
----------------------------------
     Administrative services are provided to each class of shares issued by the Fund under an Administrative Services Agreement which requires the delivery of administrative functions necessary for the maintenance of the shareholders of the class, supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of regulatory compliance and legal affairs, review and administration of functions delivered by outside service providers to or for shareholders, and other related or similar functions as may from time to time be agreed. The Administrative Services Agreement specific to the Fund's Class A and Class C shares provides that the class will pay a fee calculated at an annual percentage of .125% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. Services are currently provided under these agreements by Thornburg.

     The agreements applicable to each class may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically upon assignment. Termination will not affect the service provider's right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.

SERVICE AND DISTRIBUTION PLANS

Service Plans - All Classes
---------------------------
     The Fund has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the 1940 Act ("Service Plan") which is applicable to Class A and Class C shares of the Fund. The Plan permits the Fund to pay to Thornburg (in addition to the management fee and reimbursements described above) an annual amount not exceeding .25 of 1% of the Fund's assets to reimburse Thornburg for specific expenses incurred by it in connection with certain shareholder services and the distribution of the Fund's shares to investors. Thornburg may, but is not required to, expend additional amounts from its own resources in excess of the currently reimbursable amount of expenses. Reimbursable expenses include the payment of amounts, including incentive compensation, to securities dealers and other financial institutions, including banks (to the extent permissible under federal banking laws), for administration and shareholder services. The nature and scope of services provided by dealers and other entities likely will vary from entity to entity, but may include, among other things, processing new account applications, preparing and transmitting to the Transfer Agent computer processable tapes of shareholder account transactions, and serving as a source of information to customers concerning the Fund and transactions with the Fund. The Service Plan does not provide for accrued but unpaid reimbursements to be carried over and reimbursed to Thornburg in later years.

Class C Distribution Plan
-------------------------
     The Fund has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the 1940 Act, applicable only to the Class C shares of the Fund ("Distribution Plan"). The Distribution Plan provides for the Fund's payment to the Fund's principal underwriter, Thornburg Securities Corporation ("TSC") on a monthly basis of an annual distribution fee of ..75% of the average daily net assets attributable to the Fund's Class C shares.

     The purpose of the Distribution Plan applicable to the Fund is to compensate TSC for its services in promoting the sale of Class C shares of the Fund. TSC expects to pay compensation to dealers and others selling Class C shares from amounts it receives under the Distribution Plan. TSC also may incur additional distribution-related expenses in connection with its promotion of Class C shares sales, including payment of additional incentives to dealers, advertising and other promotional activities and the hiring of other persons to promote the sale of shares. Because each Distribution Plan is a compensation type plan, TSC can earn a profit in any year when Fund payments exceed TSC's actual expenses. The Fund is not liable for any expenses incurred by TSC in excess of the compensation it received from the Fund.

PORTFOLIO TRANSACTIONS

     All orders for the purchase or sale of portfolio securities are placed on behalf of the Fund by the Fund's investment advisor, Thornburg Investment Management, Inc. (Thornburg) pursuant to its authority under the Fund's investment advisory agreement. Thornburg also is responsible for the placement of transaction orders for other clients for whom it acts as investment advisor.

     Thornburg, in effecting purchases and sales of fixed income securities for the account of the Fund, places orders in such a manner as, in the opinion of Thornburg, offers the best available price and most favorable execution of each transaction. Portfolio securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

     Similarly, Thornburg places orders for transactions in equity securities for the Fund in such a manner as, in the opinion of Thornburg, will offer the best available price and most favorable execution of these transactions. In selecting broker dealers, subject to applicable legal requirements, Thornburg considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions; and arrangements for payment of Fund expenses. Generally commissions for foreign investments traded will be higher than for U.S. investments and may not be subject to negotiation.

     Thornburg may execute the Fund's portfolio transactions with broker-dealers who provide research and brokerage services to Thornburg. Such services may include, but are not limited to, provision of market information relating to the security, economy, industries or specific companies; order execution systems; technical and quantitative information about the markets; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services include information and analysis provided electronically through online facilities. The receipt of research from broker-dealers who execute transactions on behalf of the Fund may be useful to Thornburg in rendering investment management services to the Fund. The receipt of such research may not reduce Thornburg's normal independent research activities; however, it may enable Thornburg to avoid the additional expenses that could be incurred if Thornburg tried to develop comparable information through its own efforts.

     Thornburg may pay, or be deemed to pay, to broker-dealers who provide research and brokerage services to Thornburg, commission rates higher than might otherwise be obtainable from other broker-dealers. Thornburg does not attempt to assign a specific dollar value to the research provided in connection with trades for client accounts or to allocate the relative cost or benefit of research or brokerage services. The research and brokerage services may benefit client accounts other than the specific client account(s) for which a trade is effected, and some or all of the research or brokerage services received with respect to a specific trade may not be used in connection with the account(s) for which the trade was executed. Some of the described services may be available for purchase by Thornburg on a cash basis.

     It is Thornburg's policy, in circumstances where Thornburg receives research or brokerage services from a broker-dealer, to determine in accordance with federal securities laws that: (i) the research or brokerage services are "brokerage or research services" as that term is defined in Section 28(e) of the Securities and Exchange Act of 1934, as amended; (ii) the services provide lawful and appropriate assistance in the performance of Thornburg's investment management decisions; and (iii) the commissions paid are reasonable in relation to the value of the research or brokerage services provided. In circumstances where Thornburg determines that it has received research or brokerage services that fulfill the requirements under Thornburg's policy, Thornburg determines the portion of non-qualifying products or services and pays for those products or services from its own resources.

     Thornburg may use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Fund to the extent permitted by law. Thornburg may use research services provided by and place agency transactions with Thornburg Securities Corporation ("TSC") if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Thornburg may allocate brokerage transactions to broker-dealers who have entered into arrangements with Thornburg under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     Thornburg reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Fund. Subject to applicable laws and regulations, Thornburg will attempt to allocate equitably portfolio transactions among the Fund and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by the Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and the other clients, the size and nature of investment positions then held by the Fund and the other clients, and the strategy, timing and restrictions applicable respectively to the Fund and the other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Fund's Trustees that the benefits available from Thornburg's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

DISCLOSURE OF PORTFOLIO SECURITIES HOLDING INFORMATION

     The Trustees have adopted policies and procedures respecting and limiting the circumstances under which information respecting the Fund's current portfolio holdings information may be disclosed to persons not associated with the Fund, Thornburg, or the Distributor. The objective in adopting these policies and procedures is to reduce the exposure of the Fund and its shareholders to harm resulting from trading of Fund shares by persons in possession of material nonpublic information respecting the Fund's portfolio holdings. These policies and procedures are intended to operate in conjunction with Thornburg's policies prohibiting securities transactions using nonpublic "insider" information. Neither the Fund nor Thornburg nor any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about the Fund's portfolio holdings.


Selective Disclosure of Nonpublic Holdings Information
------------------------------------------------------
     Disclosure of nonpublic information respecting current Fund portfolio holdings information is generally prohibited. However, this information may be disclosed to specified persons under circumstances where Thornburg determines that it is necessary or desirable to do so. Accordingly, information may be disclosed on an as needed basis to persons who provide services to the Fund such as accountants, legal counsel, custodians, securities pricing agents who value Fund assets, financial consultants to the Fund or investment advisor, mutual fund analysts, broker dealers who perform portfolio trades for the Fund, and certain other persons. Unless otherwise noted in the table below, there will typically be no lag time between the date of the information and the date on which the information is disclosed. The policy permits disclosures to be made to persons not otherwise specified in the policy with the approval of Thornburg's president (under specified limitations), the Trustees or the Trustees' Governance and Nominating Committee.

     As of the date of this Statement of Additional Information, Thornburg has ongoing arrangements to disclose the Fund's nonpublic portfolio holdings information to the following persons:

                                                         Time Lag Between
                                                       Date of Information
Name of Recipient            Frequency              and Date of Disclosure
-----------------            ---------              ----------------------
PricewaterhouseCoopers LLP   Annually and as        One month or less,
                             necessary in           depending on the date
                             connection with the    of request
                             audit services it
                             provides to the
                             Fund

Institutional Shareholder
Services, Inc.               Daily                          None

State Street Bank and
Trust                        Daily                          None

Reuters                      Daily                          None

FT Interactive Data          Daily                          None

FactSet                      Daily                          None

Standard & Poor's/J.J.
Kenny Co.                    Daily                          None

Bear Stearns Pricing
Direct Inc.                  Daily                          None

GCOM Solutions               Monthly                 One month or less
                                                     depending on the date
                                                     of request

Electra Information
Systems, Inc.                Daily                          None

OMGEO LLC                    Daily                          None

Making Holdings Information Publicly Available
----------------------------------------------
     The policy and procedures provides for periodic public disclosure of portfolio holdings information, as follows:

     Disclosure of portfolio holdings of the Fund on a publicly available website maintained by the Trust or Thornburg. In practice, the Trust will typically display the Fund's portfolio holdings information approximately 30 days after the end of the calendar month for which the information is displayed (e.g. June 30 information will be displayed on July 31), except that portfolio hedging information is typically displayed on a quarterly basis.

     Disclosure of portfolio holdings in publicly available reports and filings filed with the Securities and Exchange Commission on its Electronic Data Gathering, Analysis and Retrieval System (EDGAR).

     Disclosure of portfolio holdings of the Fund in reports and communications mailed and otherwise disseminated to shareholders of the Fund in accordance with the 1940 Act or any regulation thereunder.

     Corrective disclosure by making portfolio holdings information available in any case where it becomes apparent nonpublic information has been disclosed other than in accordance with these policies and procedures.

     Portfolio holdings information made publicly available in accordance with this section is no longer nonpublic information subject to the disclosure restrictions in the policies and procedures.

MANAGEMENT

     The Fund, together with Thornburg Limited Term Municipal Fund, Thornburg California Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, Thornburg Investment Income Builder Fund, Thornburg Global Opportunities Fund and Thornburg International Growth Fund are separate "series" or investment portfolios of Thornburg Investment Trust, a Massachusetts business trust (the "Trust"). The general supervision of these Funds, including the general supervision of Thornburg's performance of its duties under the Investment Advisory Agreements and Administrative Services Agreements applicable to these Funds, is the responsibility of the Trust's Trustees. There are eight Trustees, two of whom are "interested persons" (as the term "interested" is defined in the 1940 Act) and six of whom are not interested persons. The names of Trustees and executive officers and their principal occupations and affiliations during the past five years are set forth below.



Interested Trustees
-------------------

Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director
                               Time                                       Overseen
                               Served                                     by
                                                                          Director(2)
-------------------------------------------------------------------------------------------------
Garrett           Chairman     Trustee     Chairman and controlling       Fourteen    Director of
Thornburg, 62     of Trustees  Since       shareholder of Thornburg                   Thornburg
                  (3)          1987 (4)    Investment Management, Inc.                Mortgage,
                                           (investment advisor) and                   Inc. (real
                                           Thornburg Securities                       estate
                                           Corporation (securities                    investment
                                           dealer); Chairman of Thornburg             trust)
                                           Limited Term Municipal Fund, Inc.
                                           (registered investment company)
                                           to 2004; CEO and Chairman
                                           of Thornburg Mortgage, Inc.
                                           (real estate investment
                                           trust); Chairman
                                           of Thornburg Mortgage
                                           Advisory Corporation (investment
                                           manager to Thornburg
                                           Mortgage, Inc.).

Brian J. McMahon, Trustee,     Trustee     CEO, President, Managing       Fourteen      None
52                President,   Since       Director, Chief Investment
                  Member of    2001;       Officer & Co-Portfolio Manager
                  Governance   President   of Thornburg Investment
                  & Nominating Since 1997; Management, Inc.; President
                  Committee    (4)(6)      of Thornburg Limited Term
                  (5)                      Municipal Fund, Inc. to 2004






Independent Trustees
--------------------

Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director
                               Time                                       Overseen
                               Served                                     by
                                                                          Director(2)
---------------------------------------------------------------------------------------------------
David A. Ater,   Trustee,      Trustee     Principal in Ater &            Fourteen      Director of
62               Member of     Since       Associates, Santa Fe, New                    Thornburg
                 Audit         1994 (4)    Mexico (developer, planner                   Mortgage,
                 Committee and             and broker of residential and                Inc.(real
                 Governance &              commercial real estate) owner,               estate
                 Nominating                developer and broker for                     investment
                 Committee                 various real estate projects.                trust)

David D.         Trustee,      Trustee     Chairman, President, CEO and   Fourteen      None
Chase, 66        Chairman of   Since       Managing Member of Vestor
                 Audit         2000 (4)    Associates, LLC, the general
                 Committee                 partner of Vestor Partners, LP,
                                           Santa Fe, NM (private entity
                                           fund); Chairman and CEO of Vestor
                                           Holdings, Inc., Santa Fe, NM
                                           (merchant bank).

Eliot R.         Trustee,      Trustee     Partner, Akin, Gump, Strauss,   Fourteen     Director of
Cutler, 61       Chairman of   Since       Hauer & Feld, LLP, Washington,               Thornburg
                 Governance    2004 (4)    D.C. (law firm)                              Mortgage, Inc.
                 & Nominating                                                           (real estate
                 Committee                                                              investment
                                                                                        trust)

Susan H.         Trustee,      Trustee     President of Dubin              Fourteen     None
Dubin, 59        Member of     Since       Investment, Ltd., Greenwich,
                 Audit         2004 (4)    Connecticut (private investment
                 Committee                 fund); Director and officer
                                           of various charitable
                                           organizations.

Owen D.          Trustee,      Trustee     President of Dirks, Van         Fourteen     None
Van Essen,       Member of     Since       Essen & Murray, Santa Fe
54               Governance    2004 (4)    New Mexico (newspaper mergers
                 & Nominating              and acquisitions).
                 Committee

James W.         Trustee,      Trustee     Real estate broker, Santa Fe    Fourteen     None
Weyhrauch, 48    Member of     Since       Properties, Santa Fe,
                 Audit         1996 (4)    NM (since 2004); President &
                 Committee                 CEO from 1997-2004 & Vice
                                           Chairman, 2004 to date, Nambe
                                           Mills, Inc., Santa Fe, NM
                                           (manufacturer).

Officers of the Fund (who are not Trustees) (7)
-----------------------------------------------

Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director
                               Time                                       Overseen
                               Served                                     by
                                                                          Director(2)
-------------------------------------------------------------------------------------------------

George T.        Vice          Vice        Co-Portfolio Manager, Vice     Not           Not
Strickland, 44   President     President   President and Managing         applicable    applicable
                               Since       Director of Thornburg
                               1996 (6)    Investment Management, Inc.;
                                           Vice President (to 2004) and
                                           Treasurer (to 2004) of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc.

William V.        Vice         Vice        Portfolio Manager,Co-          Not         Not
Fries, 68         President    President   Portfolio Manager, Vice        applicable  applicable
                               Since 1995  President and Managing
                               (6)         Director of Thornburg
                                           Investment Management, Inc.


Leigh Moiola,    Vice          Vice        Vice President and Managing    Not           Not
40               President     President   Director of Thornburg          applicable    applicable
                               Since 2001  Investment Management,
                               (6)         Inc.; Vice President of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc. to
                                           2004.

Kenneth          Vice          Vice        Vice President & Managing      Not         Not
Ziesenheim, 53   President     President   Director of Thornburg          applicable  applicable
                               Since 1995  Investment Management, Inc.;
                               (6)         President of Thornburg
                                           Securities Corporation;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. to 2004.

Alexander        Vice          Vice        Portfolio Manager, Vice        Not         Not
Motola, 37       President     President   President, and Managing        applicable  applicable
                               Since 2001  Director of Thornburg
                               (6)         Investment Management, Inc.

Wendy Trevisani,  Vice         Vice        Co-Portfolio Manager           Not           Not
36                President    President   since 2006, Managing Director  applicable    applicable
                               Since 1999  since 2004, Vice President
                               (6)         and Associate Portfolio
                                           Manager of Thornburg Investment
                                           Management, Inc.

Joshua Gonze,     Vice         Vice        Co-Portfolio Manager since   Not           Not
44                President    President   2007, Managing Director      applicable    applicable
                               Since 1999  since 2004, Associate
                               (6)         Portfolio Manager and Vice
                                           President of Thornburg
                                           Investment Management, Inc.;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. to 2004

Brad Kinkelaar,   Vice         Vice        Co-Portfolio Manager since     Not           Not
39                President    President   2002, Managing Director        applicable    applicable
                               Since 1999  since 2004, Vice President
                               (6)         of Thornburg Investment
                                           Management, Inc.

Christopher       Vice         Vice        Co-Portfolio Manager since      Not          Not
Ihlefeld, 37      President    President   2007, Managing Director since   applicable   applicable
                               Since 2003  2006, and Associate Portfolio
                               (4)         Manager and Vice President
                                           since 2002 of Thornburg
                                           Investment Management, Inc.;
                                           Vice President of Limited Term
                                           Municipal Fund, Inc., 2003-2004

Leon              Vice         Vice        Managing Director since 2007    Not          Not
Sandersfeld, 41   President    President   and Associate since 2002 of     applicable   applicable
                               Since 2003  Thornburg Investment Management,
                               (4)         Inc.; Senior Staff Accountant,
                                           Farm Bureau Life Insurance
                                           Company to 2002.

Sasha Wilcoxon,   Vice         Vice        Managing Director and          Not           Not
33                President;   President   Secretary since 2007,          applicable    applicable
                  Secretary    Since 2003  Associate, Mutual
                               Secretary   Fund Support Service
                               since 2007  Department Manager since
                               (6)         2002, and Associate of Thornburg
                                           Investment Management, Inc.


Ed Maran,         Vice         Vice        Co-Portfolio Manager since      Not          Not
49                President    President   2006, Vice President and        Applicable   Applicable
                               Since       Managing Director since 2005,
                               2004        and Associate Portfolio
                                           Manager since 2002 of Thornburg
                                           Investment Management, Inc.

Vinson            Vice         Vice        Co-Portfolio Manager since      Not          Not
Walden, 37        President    President   2006, Vice President and        Applicable   Applicable
                               Since       Managing Director since 2005,
                               2004        and Associate Portfolio
                                           Manager since 2002 of Thornburg
                                           Investment Management, Inc.,

Van              Vice         Vice         Associate of Thornburg          Not           Not
Billops, 41      President    President    Investment Management, Inc.     Applicable    Applicable
                              Since 2006

Thomas          Vice          Vice         Vice President and Managing     Not           Not
Garcia, 35      President     President    Director since 2004 and         Applicable    Applicable
                              since 2006   Associate Portfolio Manager
                                           of Thornburg Investment
                                           Management, Inc.

Lei             Vice          Vice         Co-Portfolio Manager and        Not           Not
Wang, 36        President     President    Managing Director since 2006,   Applicable    Applicable
                              since 2006   and Associate Portfolio
                                           Manager since 2004 of Thornburg
                                           Investment Management, Inc.;
                                           Associate, Enso Capital
                                           Management, LLC 2002-2004.

Connor            Vice        Vice         Co-Portfolio Manager and        Not            Not
Browne, 28        President   President    Managing Director since         Applicable     Applicable
                              since 2006   2006, and Associate
                                           Portfolio Manager of
                                           Thornburg Investment
                                           Investment Management, Inc.

Jason             Vice        Vice         Co-Portfolio Manager since      Not            Not
Brady, 33         President   President    2006 and Managing Director      Applicable     Applicable
                              since 2007   since 2007 of Thornburg
                                           Investment Management, Inc.;
                                           Portfolio Manager, Fortis
                                           Investments 2005-2006;
                                           Associate, Fidelity Investments
                                           2003-2004; Associate, Lehman
                                           Brothers to 2002.

Lewis              Vice        Vice        Co-Portfolio Manager and        Not           Not
Kaufman, 32        President   President   Managing Director since 2007,   Applicable    Applicable
                                           and Associate Portfolio Manager
                                           since 2005 of Thornburg Investment
                                           Management, Inc.; Associate,
                                           Citigroup, 2003-2004.

(1)     Each person's address is 119 East Marcy Street, Santa Fe, New Mexico 87501.
(2)     The Trust is organized as a Massachusetts business trust, and currently comprises a complex of 14 separate investment "Funds" or "series."
        Thornburg Investment Management, Inc. is the investment advisor to, and manages, the 14 Funds of the Trust.  Each Trustee oversees the 14 Funds of the Trust.
(3)     Mr. Thornburg is considered an "interested" Trustee under the Investment
        Company Act of 1940 because he is a director and controlling shareholder of Thornburg Investment Management, Inc. the investment advisor to the 14 active Funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor of shares of the Trust.
(4)     Each Trustee serves in office until the election and qualification of a successor.
(5)     Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg Investment Management, Inc.
(6)     The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.
(7)     Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.


Committees of the Trustees
--------------------------
     The Trustees have an Audit Committee, which is comprised of four Trustees who are not interested persons, David D. Chase (chairman), David
A. Ater, Susan H. Dubin and James W. Weyhrauch. The Audit Committee discharges its duties in accordance with an Audit Committee Charter, which provides that the committee will (i) evaluate performance of the Trust's auditors, (ii) review planning, scope and staffing of audits, (iii) review results of audits with the auditors, (iv) receive and review reports from auditors respecting auditor independence, and (v) require the Trust's legal counsel to report to the committee any matter which may have a significant effect on any of the Trust's financial statements. The Audit Committee is responsible for the selection of the Fund's independent registered public accounting firm which audits the annual financial statements of the Fund. The Audit Committee evaluates the independence of the independent registered public accounting firm based on information provided by the accounting firm and the investment advisor, and meets with representatives of the independent registered public accounting firm and the investment advisor to discuss, consider and review matters related to the Fund's accounting and financial reports. The committee held five meetings in the Trust's fiscal year ended September 30, 2007.

     The Trustees have a Governance and Nominating Committee, which is comprised of four Trustees, Eliot R. Cutler (chairman), David A. Ater, Brian J. McMahon and Owen D. Van Essen. Mr. Cutler, Mr. Ater and Mr. Van Essen are not interested persons. Mr. McMahon is an interested person because he is president of the Fund's investment advisor, but is prohibited from participating in the selection or nomination of individuals to serve as independent Trustees of the Trust. The committee discharges its duties in accordance with a Governance and Nominating Committee Charter, which provides that the committee will (i) conduct evaluations of the performance of the Trustees, the Audit Committee and the Governance and Nominating Committee in accordance with the Trust's Corporate Governance Procedures and Guidelines (the "Governance Procedures"), (ii) select and nominate individuals for election as Trustees of the Trust who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and (iii) perform the additional functions specified in the Governance procedures and such other functions assigned by the Trustees to the committee from time to time. The committee is authorized to consider for nomination as candidates to serve as Trustees individuals recommended by shareholders in accordance with the Trust's Procedure for Shareholder Communications to Trustees. The committee was, until December 5, 2004, charged primarily with nomination responsibilities, and was reconstituted on that date as the Governance and Nominating Committee. The committee held two meetings in the Trust's fiscal year ended September 30, 2007.

Compensation of Trustees
------------------------
     The officers and Trustees affiliated with Thornburg serve without any compensation from the Trust. The Trust currently compensates each Trustee who is not an interested person of the Trust at an annual rate of $36,000 payable quarterly. In addition, each Trustee is compensated $2,500 for each meeting or independent session of independent Trustees attended by the Trustee in person or by telephone; except that the meeting compensation is $1,000 for each meeting or session attended by telephone after the first meeting or session attended by telephone in any calendar year. General meetings of Trustees on two successive days are considered one meeting for this purpose, and an independent session of independent Trustees similarly is not considered a separate meeting for this purpose if held within one day before or after any general meeting of Trustees or independent session of independent Trustees.

     The Trust compensates each member of the Audit Committee and the Governance and Nominating Committee $1,000 for each committee meeting attended. The Trust pays the chairman of each committee an additional annual compensation of $2,000, payable quarterly. The Trust reimburses each Trustee for travel and out-of-pocket expenses incurred by the Trustee in connection with attending meetings. The Trust does not pay retirement or pension benefits.

     The Trust paid fees to the Trustees during the year ended September 30, 2007 as follows:



                         Pension or
                         Retirement      Estimated      Total
           Aggregate     Benefits        Annual         Compensation
           Compensation  Accrued as      Benefits       from Trust and
Name of    from          Part of         Upon           Fund Complex
Trustee    Trust         Fund Expenses   Retirement     Paid to Trustee
--------   ------------  -------------   -------------  ---------------
Garrett
Thornburg       0             0                0              0

David A.
Ater          $54,500         0                0             $54,500

David D.
Chase         $52,000         0                0             $52,000

Eliot R.
Cutler        $50,000         0                0             $50,000

Susan H.
Dubin         $50,000         0                0             $50,000

Brian J.
McMahon         0             0                0              0

Owen D.
Van Essen     $50,500                                        $50,500

James W.
Weyhrauch     $50,000         0                0             $50,000




Certain Ownership Interests of Trustees
---------------------------------------
Column (2) of the following table shows the dollar range of shares owned beneficially by each Trustee in each Fund of the Trust as of December 31, 2006.

       (1)               (2)                         (3)                   (4)
                                                                       Aggregate
                                                                       Dollar Range
                                                                       of Securities
                                                 Dollar Range          in all Funds
                                                 of Securities         of the Trust
Name of Trustee     Name of Fund                 in each Fund          as of 12/31/06
---------------     ----------------             -------------         -------------

Garrett Thornburg   Thornburg New Mexico         over $100,000
                    Intermediate Municipal
                    Fund

                    Thornburg Value Fund         over $100,000

                    Thornburg International      over $100,000
                    Value Fund

                    Thornburg Core Growth        over $100,000
                    Fund

                    Thornburg Investment         over $100,000
                    Income Builder Fund

                    Thornburg Global             over $100,000
                    Opportunities Fund
                                                                        over $100,000

Brian J. McMahon    Thornburg Limited Term       over $100,000
                    Municipal Fund

                    Thornburg Intermediate       over $100,000
                    Municipal Fund

                    Thornburg New Mexico         over $100,000
                    Intermediate Municipal
                    Fund

                    Thornburg Value Fund         over $100,000

                    Thornburg International      over $100,000
                    Value Fund

                    Thornburg Core Growth        over $100,000
                    Fund

                    Thornburg Investment         over $100,000
                    Income Builder Fund

                    Thornburg Global             over $100,000
                    Opportunities Fund
                                                                        over $100,000

David A. Ater       Thornburg Value Fund         over $100,000

                    Thornburg International      over $100,000
                    Value Fund

                    Thornburg Core Growth        over $100,000
                    Fund

                    Thornburg Global             over $100,000
                    Opportunities Fund
                                                                        over $100,000

David D. Chase      Thornburg International      $1 - $10,000
                    Value Fund

                    Thornburg Core Growth        $1 - $10,000
                    Fund
                                                                        $1 - $10,000

Eliot R. Cutler     Thornburg Limited Term       $1 - $10,000
                    Municipal Fund

                    Thornburg International      over $100,000
                    Value Fund

                    Thornburg Growth Fund        $50,001 - $100,000

                    Thornburg Investment         $10,001 - $50,000
                    Income Builder Fund

                    Thornburg Global             $10,001 - $50,000
                    Opportunities Fund
                                                                        over $100,000

Susan H. Dubin      Thornburg International      $10,001 - $50,000
                    Value Fund

                    Thornburg Global             $10,001 - $50,000
                    Opportunities Fund

                    Thornburg Core Growth        $10,001 - $50,000
                    Fund
                                                                     $50,001 - $100,000

Owen Van Essen      Thornburg New Mexico         over $100,000
                    Intermediate Municipal Fund

                    Thornburg Limited Term       over $100,000
                    U.S. Government Fund

                    Thornburg Value Fund         over $100,000

                    Thornburg International
                    Value Fund                   over $100,000

                    Thornburg Investment         over $100,000
                    Income Builder Fund

                    Thornburg Global
                    Opportunities Fund           over $100,000

                    Thornburg Core Growth        $1 - $10,000
                    Fund
                                                                       over $100,000

James W.            Thornburg Value Fund         $50,001 - $100,000
Weyhrauch
                    Thornburg International      $10,001 - $50,000
                    Value Fund

                    Thornburg Core Growth        $50,001 - $100,000
                    Fund

                    Thornburg Investment         $50,001 - $100,000
                    Income Builder Fund

                    Thornburg Global             $10,001 - $50,000
                    Opportunities Fund
                                                                       over $100,000



Personal Securities Transactions of Personnel
---------------------------------------------
     The Trust, the investment advisor to the Trust, and the distributor for the Company and the Trust, each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. Specified personnel of the Trust, investment advisor and distributor, including individuals engaged in investment management activities and others are permitted under the codes of make personal investments in securities, including securities that may be purchased or held by the Fund. Certain investments are prohibited or restricted as to timing, and personnel subject to the codes must report their investment activities to a compliance officer.

INFORMATION ABOUT PORTFOLIO MANAGERS

Displayed below is additional information about the portfolio managers identified in the Prospectus.

Portfolio Manager Compensation
------------------------------
     The compensation of each portfolio and co-portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. Each manager currently named in the Prospectus also owns equity shares in the investment advisor, Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the manager and all other expenses related to supporting the accounts managed by the manager, including the Trust; multiple year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; single year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; the degree of sensitivity of the manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the manager's compensation with respect to the Trust and other accounts managed by the manager, except that certain accounts managed by the manager may have no income or capital gains tax considerations. To the extent that the manager realizes benefits from capital appreciation and dividends paid to shareholders of Thornburg, such benefits accrue from the overall financial performance of Thornburg.

Conflicts of Interest
---------------------
     Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio or co-portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the manager's management of the Fund's investments and the manager's management of other accounts. These conflicts could include:

     - Allocating a favorable investment opportunity to one account but not another.

     - Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.

     - Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.

     - Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

     The Trust's investment advisor, Thornburg, has informed the Trust that it has considered the likelihood that any material conflicts of interest could arise between a manager's management of the Fund's investments and the manager's management of other accounts. Thornburg has also informed the Trust that it has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

Accounts Managed By Portfolio Managers
--------------------------------------
     Set out below for each of the co-portfolio managers named in the Prospectus is information respecting the accounts managed by the manager. The information presented is current as of September 30, 2007. The information includes the Fund or Funds as to which each individual is a portfolio or co-portfolio manager. Except as noted below, as of September 30, 2007, the advisory fee for each of the accounts was not based on the investment performance of the account.

George T. Strickland
--------------------
Registered Investment Companies:  Accounts:  5    Assets: $1,946,756,696
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts: 243   Assets: $831,310,529

Jason Brady
-----------
Registered Investment Companies:  Accounts:  4    Assets: $4,465,166,992
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts:  40   Assets: $155,712,663

Portfolio Managers' Ownership of Shares in the Fund
----------------------------------------------------

Displayed below for each of the co-portfolio managers named in the Prospectus is the dollar range of the individual's beneficial ownership of shares in the Fund or Funds as to which the individual is a manager. The information presented is current as of September 30, 2007. In each case, the dollar range listed may include shares owned by the portfolio or co-portfolio manager through the manager's self-directed account in Thornburg's retirement plan. In addition to the holdings noted below, each of the co-portfolio managers is a participant in Thornburg's profit sharing plan, which invests in shares of the Fund.

George T. Strickland
--------------------
Limited Term National Fund     $50,001 - $100,000
Intermediate National Fund     $50,001 - $100,000
Limited Term California Fund         None
Intermediate New Mexico Fund   $100,001 - $500,000
Intermediate New York Fund           None

Jason Brady
-----------
Government Fund                      None
Income Fund                          None
Income Builder Fund                  None

NET ASSET VALUE

     The Fund will calculate its net asset value at least once daily on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Fund. Net asset value will not be calculated on New Year's Day, Washington's Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday. Under the 1940 Act, net asset value must be computed at least once daily on each day (i) in which there is a sufficient degree of trading in the Fund's portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.

DISTRIBUTOR

     Pursuant to a Distribution Agreement with Thornburg Investment Trust, Thornburg Securities Corporation ("TSC") acts as principal underwriter of the Fund as well as of Thornburg Limited Term Municipal Fund, Thornburg California Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, Thornburg Investment Income Builder Fund, Thornburg Global Opportunities Fund and Thornburg International Growth Fund.

     The Fund does not bear selling expenses except (i) those involved in registering its shares with the Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities, and (ii) expenses paid under the Service Plans and Distribution Plans which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreements, except that termination other than upon assignment requires six months' notice.

     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also Director and controlling stockholder of TSC.

ADDITIONAL INFORMATION RESPECTING PURCHASE AND REDEMPTION OF SHARES

     To the extent consistent with state and federal law, the Fund may make payments of the redemption price either in cash or in kind. The Fund has elected to pay in cash all requests for redemption by any shareholder. The Fund may, however, limit such cash in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

     Certain purchases of $1 million or more qualify for purchase without a sales charge, and Thornburg or TSC may pay compensation to financial advisors who place orders of $1 million or more, as more, as more specifically described in the Fund's Prospectus. However, to the extent shares of a fund purchased pursuant to this exception to the ordinary sales charge on Class A shares are held for more than 12 months but are redeemed less than 18 months after purchase, no compensation will be paid to financial advisors under this program for reinvestment otherwise qualifies for the exception to the sales charge for purchases of $1 million or more. Thornburg and TSC reserve the right to make judgments respecting these payments of compensation in reinvestment of redemption proceeds, in their reasonable discretion.

BUSINESS CONTINUITY PLAN

     Thornburg and TSC have each adopted a business continuity plan that seeks to anticipate significant business disruptions to its operations, including disruptions to the securities markets due to terrorist attack. In accordance with these plans, TSC and Thornburg have each identified and made provision to recover all the critical systems required to protect its customers in the event of a significant business disruption.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, is the independent registered public accounting firm for the Fund.


                   Statement of Additional Information
                                  for
                      Institutional Class Shares
                                   of
                     Thornburg Strategic Income Fund

                    119 East Marcy Street, Suite 202
                       Santa Fe, New Mexico 87501

     Thornburg Strategic Income Fund ("Strategic Income Fund") is an investment portfolio established by Thornburg Investment Trust (the "Trust"). This Statement of Additional Information relates to the investments made or proposed to be made by the Fund, investment policies governing the Fund, the Fund's management, and other issues of interest to a prospective purchaser of Institutional Class shares offered by the Fund.

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Fund's "Thornburg Strategic Income Fund - Institutional Class Shares" Prospectus dated December 19, 2007. A copy of the Institutional Class Prospectus may be obtained at no charge by writing to the distributor of the Fund's Institutional Class shares, Thornburg Securities Corporation, at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.

     This Statement of Additional Information is incorporated by reference into the Fund's "Thornburg Strategic Income Fund - Institutional Class Shares" Prospectus.

     The date of this Statement of Additional Information is December 19, 2007, as revised September 10, 2008.


TABLE OF CONTENTS
i

ORGANIZATION OF THE FUND
1

INVESTMENT POLICIES
2
  Lower-Quality Debt Obligations
3
  Mortgage-Backed Securities and Mortgage Pass-Through Securities
3
  Other Mortgage-Backed Securities
5
  Other Asset-Backed Securities
5
  Collateralized Mortgage Obligations ("CMOs")
6
  FHLMC Collateralized Mortgage Obligations
7
  Other Structured Finance Arrangements
7
  REITS and Other Real Estate-Related Instruments
8
  Convertible Debt Obligations
8
  U.S. Government Obligations
9
  Purchase of Certificates of Deposit
9
  When-Issued Securities
9
  Dollar Roll Transactions
9
  Swap Agreements, Caps, Floors, Collars
10
  Structured Notes
11
  Eurodollar Transactions
12
  Indexed Securities
12
  Repurchase Agreements
12
  Reverse Repurchase Agreements
13
  Securities Lending
13
  Illiquid Investments
14
  Restricted Securities
14
  Foreign Investments
14
  Foreign Currency Transactions
15
  Futures Contracts
17
  Futures Margin Payments
17
  Limitations on Futures and Options Transactions
17
  Purchasing Put and Call Options
17
  Writing Put and Call Options
18
  Combined Positions
18
  Correlation of Price Changes
19
  Liquidity of Options and Futures Contracts
19
  OTC Options
19
  Options and Futures Relating to Foreign Currencies
19
  Asset Coverage for Futures and Options Positions
20
  Zero Coupon Bonds and "Stripped" Securities
20
  Municipal Obligations
20
  Short Sales
21

COMMODITY FUTURES TRADING REGISTRATION EXEMPTION
21

INVESTMENT LIMITATIONS
21

YIELD AND RETURN COMPUTATION
23
  Performance and Portfolio Information
23

REPRESENTATIVE PERFORMANCE INFORMATION
26

ADDITIONAL MATTERS RESPECTING TAXES
27
  Elections by the Fund-Subchapter M
27
  Backup Withholding
27
  Distributions by Investment Companies-In General
27
  Foreign Currency Transactions
28
  Foreign Withholding Taxes
28
  Redemption or Other Disposition of Shares
29

DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS
30

INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENT,
     AND ADMINISTRATIVE SERVICES AGREEMENT
30
  Investment Advisory Agreement
30
  Proxy Voting Policies
31
  Administrative Services Agreement
31

SERVICE PLAN
32

PORTFOLIO TRANSACTIONS
32

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS INFORMATION
34
  Selective Disclosure of Nonpublic Holdings Information
34
  Making Holdings Information Publicly Available
35

MANAGEMENT
35
  Committees of the Trustees
42
  Compensation of the Trustees
42
  Certain Ownership Interests of Trustees
43
  Personal Securities Transactions of Personnel
44

INFORMATION ABOUT PORTFOLIO MANAGERS
45
  Portfolio Manager Compensation
45
  Conflicts of Interest
45
  Accounts Managed by Portfolio Managers
45
  Portfolio Managers' Ownership of Shares in the Fund
46

NET ASSET VALUE
46

DISTRIBUTOR
47

ADDITIONAL INFORMATION RESPECTING PURCHASE
     AND REDEMPTION OF SHARES
47

BUSINESS CONTINUITY PLAN
47

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
47



ORGANIZATION OF THE FUND

     The Fund is a newly formed, diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized on June 3, 1987 as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trust currently has 14 active Funds, one of which is described in this Statement of Additional Information. The Fund was formed on October 4, 2007 and commenced operations on or about December 19, 2007. The Trustees are authorized to divide the Trust's shares into additional series and classes.

     The assets received for the issue or sale of shares of the Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund, and constitute the underlying assets of the Fund. The underlying assets of the Fund are segregated on the Trust's books of account, and are charged with the liabilities with respect to the Fund and with a share of the general expense of the Trust. Expenses with respect to the Trust are allocated in proportion to the asset value of the respective series and classes of the Trust except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, determine which expenses are allocable to the Fund, or generally allocable to all of the Funds of the Trust. In the event of the dissolution or liquidation of the Trust, shareholders of the Fund are entitled to receive the underlying assets of the Fund which are available for distribution.

     The Fund may in the future, rather than invest in securities generally, seek to achieve its investment objectives by pooling its assets with assets of other funds for investment in another investment company having the same investment objective and substantially similar investment policies and restrictions as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce cost. It is expected that any such investment company would be managed by Thornburg Investment Management, Inc. ("Thornburg") in a manner substantially similar to the Fund. Shareholders of the Fund would receive prior written notice of any such investment, but may not be entitled to vote on the action. Such an investment would be made only if at least a majority of the Trustees of the Fund determined it to be in the best interest of the Fund and its shareholders.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. Thornburg believes that, in view of the above, the risk of personal liability to shareholders is remote.

     The Fund may hold special shareholder meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental investment policies, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative rights or preemptive rights.

     State Street Bank and Trust, Boston, Massachusetts, is custodian of the assets of the Fund. The Custodian is responsible for the safekeeping of the Fund's assets and the appointment of subcustodian banks and clearing agencies. The Custodian takes no part in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund.

INVESTMENT POLICIES

     The Fund seeks a high level of current income. As a secondary goal, the Fund seeks some long-term capital appreciation.

     The Fund pursues its investment goals by investing in a broad range of income producing investments from throughout the world, primarily including debt obligations and income producing stocks. The Fund expects, under normal conditions, to invest a majority of its assets in the debt obligations described below, but the relative proportions of the Fund's investments in debt obligations and in income producing stocks can be expected to vary over time.

     The Fund may invest in debt obligations of any kind, of any quality, and of any maturity. The Fund expects, under normal conditions, to select a majority of its investments from among the following types of debt obligations:

     * bonds and other debt instruments issued by domestic and foreign companies of any size (including lower rated "high yield" or
"junk"
        bonds)
     *  mortgage-backed securities and other asset-backed securities
     *  convertible debt obligations
     * obligations issued by foreign governments (including developing countries)
     * collateralized mortgage obligations ("CMOs"), collateralized debt obligations ("CDOs"), collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs"), and other structured finance arrangements
     * obligations of the U.S. Government and its agencies and sponsored entities
     *  other derivative instruments and structured notes
     *  zero coupon bonds and "stripped" securities
     * taxable municipal obligations and participations in municipal obligations

     The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals, including primarily income producing common and preferred stocks issued by domestic and foreign companies of any size (including smaller companies with market capitalizations of less than $500 million, and companies in developing countries), and also including publicly traded real estate investment trusts and partnership interests. The Fund expects that its equity investments will be weighted in favor of companies that pay dividends or other current income.

     The Fund's investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or otherwise to respond to market conditions.

     The following discussion supplements the disclosures in the Prospectus respecting the investment policies, techniques and investment limitations of the Fund.

Lower-Quality Debt Obligations
------------------------------
     The Fund may purchase lower-quality debt obligations (those rated below Baa by Moody's or BBB by S&P, and unrated securities judged by Thornburg to be of equivalent quality) that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These obligations are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt obligations may fluctuate more than those of higher-quality debt obligations and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

     The market for high-yield corporate debt obligations has continued to grow throughout the past few decades, with the U.S. Corporate High Yield market reaching $600 billion. In the past several years, issuance has reached new peaks as returns have been generally strong. In 2007, the U.S. Corporate High Yield market has experienced positive returns but negative price appreciation. Past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession. While annual returns during the 2003 through 2006 recovery have averaged just over 13 percent, the period from 1996 through 2002 saw total annualized returns average below one percent. Not surprisingly, this period also coincided with higher incidence of default among this "speculative grade" group of securities. In 2007, the relative deterioration in the U.S. and global economic outlook led some market participants to price into their corporate balance sheets the potential for deterioration in the performance of the high-yield bond market.

     The market for lower-quality debt obligations may be thinner and less active than that for higher-quality debt obligations, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt obligations will be valued in accordance with procedures established by the Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt obligations than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt obligations and the Fund's ability to sell these securities. Since the risk of default is higher for lower-quality debt obligations, Thornburg's research and credit analysis are an especially important part of managing securities of this type held by the Fund. In considering investments for the Fund, Thornburg will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Thornburg's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

     The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

Mortgage-Backed Securities and Mortgage Pass-Through Securities
---------------------------------------------------------------
     The Fund may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. The Fund also may invest in debt obligations which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

     A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate of return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment might tend to limit to some degree the increase in net asset value of the Fund because the value of some mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt obligations. During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed securities will decline.

     Interests in pools of mortgage-backed securities differ from other forms of debt obligations, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or insurer of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, or upon refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Such pools may be purchased by the Fund. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurer or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, Thornburg determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Other Mortgage-Backed Securities
--------------------------------
     Thornburg expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. The Fund will not purchase mortgage-backed securities or any other assets which, in the opinion of Thornburg, are illiquid and exceed, as a percentage of the Fund's assets, the percentage limitations on the Fund's investment in securities which are not readily marketable, as discussed below. Thornburg will, consistent with the Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities
-----------------------------
     The securitization techniques used to develop mortgage-backed securities are also applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in structures similar to the CMO pattern (see "Other Structured Finance Arrangements" below). If otherwise consistent with the Fund's investment objectives and policies, the Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     One example of this type of asset-backed security is a Certificate of Automobile Receivables ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interests on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities may present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of bankruptcy laws and of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool assets, to ensure that the receipt of payment on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund, as a possible purchaser of such securities, will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     The Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of the residual will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

     The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of the securities.

Collateralized Mortgage Obligations ("CMOs")
--------------------------------------------
     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against unanticipated early return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     The market for some CMOs may be less liquid than other debt obligations, making it difficult for the Fund to value its investment in the CMO or sell the CMO at an acceptable price.

FHLMC Collateralized Mortgage Obligations
-----------------------------------------
     FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies or defaults.

Other Structured Finance Arrangements
-------------------------------------
     Collateralized mortgage obligations, described above, are a type of structured finance arrangement. The Fund may also invest in other types of structured finance arrangements, including collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. A CBO is a trust or other special purpose entity ("SPE") which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unstructured loans, and subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. CMOs, CBOs, CLOs and other similarly structured securities are sometimes referred to generally as collateralized debt obligations ("CDOs").

     The cashflows from a CDO's trust or SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche, which bears the first loss from defaults from the bonds or loans in the trust or SPE and serves to protect the other, more senior tranches from defaults (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade.
Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults, and/or investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (i.e., in the form of obligations of the same type, rather than cash), which involves continued exposure to default risk with respect to such payments.

     Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect the Fund against the risk of loss on default of the collateral. Certain CDOs may use derivative contracts, such as credit default swaps, to create "synthetic" exposure to assets rather than holding such assets directly, which entails the risk of derivative instruments described elsewhere in this Statement of Additional Information. See, e.g., "Swap Agreements, Caps, Floors and Collars." CDOs may charge management fees and administrative expenses, which are in addition to those of the Fund. The Fund will not invest in CDOs that are managed by Thornburg or its affiliates.

     The risks of investment in a CDO depend largely on the type of collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, the market for CDOs may be less liquid than other debt obligations, making it difficult for the Fund to value its investment or sell its interest in the CDO at an acceptable price. However, an active dealer market may exist for CDOs, which may allow a CDO to qualify for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities described elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the qualify of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO's manager may perform poorly.

REITs and Other Real Estate-Related Instruments
-----------------------------------------------
     The Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest in real estate or real estate-related companies. Types of REITs in which the Fund may invest include equity REITs, which own real estate directly, mortgage REITs, which make construction, development, or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. The Fund may also invest in other real estate-related instruments, such as commercial and residential mortgage-backed securities and real estate financings.

     Investments in REITs and other real-estate related instruments are subject to risks affecting real estate investments generally, including overbuilding, property obsolescence, casualty to real estate, and changes in real estate values, property taxes and interest rates. In addition, the value of the Fund's investments in REITs may be affected by the quality and skill of the REIT's manager, the internal expenses of the REIT, and, with regard to REITS issued in the United States, the risk that the REIT will fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 and/or maintain exemption from registration under the Investment Company Act of 1940 (the "1940 Act").

Convertible Debt Obligations
----------------------------
     Convertible debt obligations may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. As with non-convertible debt obligations, the market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by the Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that the Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that the Fund will not convert the obligation).

     Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

U.S. Government Obligations
---------------------------
     The Fund may invest in obligations of the U.S. government. These include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government and established under the authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and the Federal National Mortgage Association. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Purchase of Certificates of Deposit
-----------------------------------
     The Fund may invest in certificates of deposit issued by domestic and foreign banks, including foreign branches of domestic banks. Investment in certificates of deposit issued by foreign banks or foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks. (See "Foreign Securities" below).

When-Issued Securities
----------------------
     The Fund may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. To the extent that assets of the Fund are not invested prior to the settlement of a purchase of securities, the Fund will earn no income; however, it is intended that the Fund will be fully invested to the extent practicable and subject to the Fund's investment policies. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the
purchase price.   The Fund does not believe that its net asset value or
income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. The Fund will maintain in a segregated account liquid assets at least equal in value to commitments for when-issued or forward delivery securities. Such assets will be marked to the market daily, and will be used specifically for the settlement of when-issued or forward delivery commitments.

Dollar Roll Transactions
------------------------
     The Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The selling Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

     Dollar rolls are treated for purposes of the 1940 Act as borrowings of the Fund entering into the transaction because they involve the sale of a security coupled with an agreement to repurchase, and are subject to the investment restrictions applicable to any borrowings made by the Fund. Like all borrowings, a dollar roll involves costs to the borrowing Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

     Dollar rolls involve potential risks of loss to the selling Fund which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Swap Agreements, Caps, Floors, Collars
--------------------------------------
     Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Fund's exposure to long or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. The Fund is not limited to any particular form of swap agreement if Thornburg determines it is consistent with the Fund's investment objective and policies.

     Swaps involve the exchange by the Fund and another party of their respective commitments to pay or receive cash flows. Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating rate payments. An interest rate swap is an agreement between two parties to exchange payments over a specified period of time that are based on specified interest rates and a notional amount. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A credit default swap is an agreement to transfer the credit exposure of fixed income securities between parties. The seller in a credit default swap contract is required to pay the buyer the par (or other agreed-upon value) of a referenced debt obligation in the event that a third party, such as a corporate issuer, defaults on the debt obligation. In return, the buyer receives from the seller a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the buyer keeps the stream of payments and has no payment obligations to the seller. An interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. An interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor if the specified interest rate index decreases below the level of the floor. An interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. Purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     Inasmuch as these swaps, floors, caps and collars are entered into for good faith hedging purposes, Thornburg and the Fund believes these obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to borrowing restrictions. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation is less highly developed and, accordingly, may be less liquid than swaps.

     Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's credit worthiness declined, the Fund will have contractual remedies available to it, but the value of the swap or other agreement would be likely to decline, potentially resulting in losses. The Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

     The Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

Structured Notes
----------------
     The Fund may invest in structured notes, which are derivative debt obligations, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate or index, or the relative change in two or more reference assets. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the value of the reference asset. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital by the Fund. Structured notes may be indexed positively or negatively, so that appreciation of the reference asset may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference asset, making the value of the note particularly volatile.

     Structured notes may entail a greater degree of market risk than other types of debt obligations because the investor bears the risk of the reference asset. As noted above, the value of structured notes also may be more volatile than other debt obligations.

Eurodollar Instruments
----------------------
     The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in the LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Indexed Securities
------------------
     The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt obligations or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency indexed securities typically are short-term to intermediate-term debt obligations whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increases, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than their underlying instruments.

Repurchase Agreements
---------------------
     In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund may engage in repurchase agreements with respect to any security in which it is authorized to invest.

     The Fund may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

     For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the security subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the security purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements
-----------------------------
     In a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Thornburg. Such transactions may increase fluctuations in the market value of the Fund's assets and may be viewed as a form of leverage.

Securities Lending
------------------
     The Fund may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Thornburg to be of good standing. Furthermore, they will only be made if, in Thornburg's judgment, the consideration to be earned from such loans would justify the risk.

     Thornburg understands that it is the current view of the SEC Staff that the Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Illiquid Investments
--------------------
     Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Trustees, Thornburg determines the liquidity of investments by the Fund and, through reports from Thornburg, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, Thornburg may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or lender features), and (5) the nature of the market place for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment).

     Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also Thornburg may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options the Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund any have to close out the option before expiration.

     In the absence of market quotations, illiquid investments are priced at fair value as determined utilizing procedures and methods reviewed by the Trustees. If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities
---------------------
     Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the Fund could be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Foreign Investments
-------------------
     Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. It may be more difficult to obtain and enforce a judgment against a foreign issuer. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises, and securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Thornburg will be able to anticipate these potential events or counter their effects.

     The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

     The Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     American Depository Receipts and European Depository Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

Foreign Currency Transactions
-----------------------------
     The Fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. The Fund may use currency forward contracts for any purpose consistent with their investment objectives. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Fund. The Fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. When the Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Fund also may enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by Thornburg.

     The Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value.
Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     The Fund may enter into forward contracts to shift investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if the Fund held investments denominated in pounds sterling, the Fund could enter into forward contracts to sell pounds sterling and purchase Swiss francs. This type of strategy, sometimes known as a "cross hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

     Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. Those can result in losses to the Fund if it is unable to deliver or receive currency in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Currency futures are also subject to risks pertaining to futures contracts generally. See "Futures Contracts," below. Options trading on currency futures is subject to market liquidity, and establishing and closing positions may be difficult. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's own economy.

     Successful use of currency management strategies will depend on Thornburg's skill in analyzing and predicting currency values. Currency management strategies may substantially change the Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as Thornburg anticipates. For example, if a currency's value rose at a time when Thornburg had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If Thornburg hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if Thornburg increases the Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that Thornburg's use of currency management strategies will be advantageous to the Fund or that it will hedge at an appropriate time.

Futures Contracts
-----------------
     When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments
-----------------------
     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

Limitations on Futures and Options Transactions
-----------------------------------------------
     The Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions;
(b) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or
(c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

     The above limitations on the Fund's investments in futures contracts and options, and the Fund's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit.

Purchasing Put and Call Options
-------------------------------
     By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options
----------------------------
     When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund will be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates the Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline.

     At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Combined Positions
------------------
     The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Thornburg's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the goal.

Correlation of Price Changes
----------------------------
     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts
------------------------------------------
     There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

OTC Options
-----------
     Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. The staff of the SEC currently takes the position that OTC options are illiquid, and investments by the Fund in those instruments are subject to the Fund's limitation on investing no more than 10% of its assets in illiquid instruments.

Option and Futures Relating to Foreign Currencies
-------------------------------------------------
     Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

     The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. The Fund also may purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time. See "Foreign Currency Transactions" above.

Asset Coverage for Futures and Options Positions
------------------------------------------------
     The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of large percentage of the Fund's assets could impede Fund management or the Fund's ability to meet redemption requests or other current obligations.

Zero Coupon Bonds and "Stripped" Securities
-------------------------------------------
     Zero coupon bonds are corporate or government-issued debt obligations that pay no interest, and that are issued at a substantial discount to their face value. The buyer of a zero coupon bond recognizes a rate of return determined by the gradual appreciation in the market value of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity (with the discount typically decreasing as the maturity date approaches), as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.

     A "stripped" security is a zero coupon bond created by separating the principal and interest cash flows from another debt obligation, typically a U.S. Treasury security. The principal component is often referred to as a "principal only" or "P/O" security, while the interest component is often referred to as an "income only" or "I/O" security.

     Because zero coupon bonds pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their market value is generally more volatile than the market value of comparable, interest-paying bonds, particularly during periods of changing interest rates. The Fund may have to recognize income on any zero coupon bonds that it holds and make distributions to shareholders before the Fund has received any cash payments on the bond. To generate the cash necessary to satisfy such distributions, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the sale of Fund shares.

Municipal Obligations
---------------------
     The Fund may invest in a variety of types of municipal obligations. Municipal obligations include debt and lease obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the procurement of funds for general operating expenses and the procurement of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Municipal obligations have also been issued to finance single-family mortgage loans and to finance student loans. The yields on municipal obligations are dependent on a variety of factors, including the condition of the general market and the municipal obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

Short Sales
-----------
     The Fund may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if Thornburg anticipates a decline in the price of the stock underlying a convertible security the Fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. The Fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances. When the Fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. The Fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.

COMMODITY FUTURES TRADING REGISTRATION EXEMPTION

     The Trust and the Fund have claimed exclusions from the definition of "commodity pool operator" under the Commodity Exchange Act, as amended, and are therefore not subject to registration or regulation as a commodity pool operator under that Act.

INVESTMENT LIMITATIONS

        The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, that percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

As a matter of fundamental policy, the Fund shall not:

     (1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     (2)  issue senior securities, except as permitted under the 1940 Act;

     (3) borrow money, except for temporary or emergency purposes or except in connection with reverse repurchase agreements; in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

     (4) underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

     (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     (6) purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, nor shall it prevent the Fund from holding real estate as a result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate);

     (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

     (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt obligations or to repurchase agreements.

     The following investment limitations are not fundamental and may be changed without shareholder approval:

     (i) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (ii) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     (iii) The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

     (iv) The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     (v) The Fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under the limitation in the preceding paragraph would exceed the Fund's limitations on investments in illiquid securities.

     (vi) The Fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

     (vii) The Fund does not currently intend to purchase the securities of any issuer (other than securities issue or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

     (viii) The Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

     (ix) The Fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

     (x) The Fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of Thornburg who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

     For the Fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions."

YIELD AND RETURN COMPUTATION

Performance and Portfolio Information
-------------------------------------
     The Fund will from time to time display performance information, including yield, dividend returns total return, and average annual total return, in advertising, sales literature, and reports to shareholders. Yield is computed by dividing the Fund's net interest and dividend income for a given 30 days or one month period by the maximum share offering price at the end of the period. The result is "annualized" to arrive at an annual percentage rate. In addition, the Fund may use the same method for 90 day or quarterly periods. Total return is the change in share value over time, assuming reinvestment of any dividends and capital gains. "Cumulative total return" describes total return over a stated period, while "average annual total return" is a hypothetical rate of return which, if achieved annually, would have produced the same cumulative total return if performance had been constant for the period shown. Average annual return tends to reduce variations in return over the period, and investors should recognize that the average figures are not the same as actual annual returns. The Fund may display return information for differing periods without annualizing the results and without taking sales charges into effect.

     Yield quotations include a standardized calculation which computes yield for a 30-day or one month period by dividing net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation will include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums. With respect to mortgage-backed securities or other receivables-backed obligations, the Fund will amortize the discount or premium on the outstanding principal balance, based upon the cost of the security, over the remaining term of the security. Gains or losses attributable to actual monthly paydowns on mortgage-backed obligations will be reflected as increases or decreases to interest income during the period when such gains or losses are realized. Provided that any such quotation is also accompanied by the standardized calculation referred to above, the Fund may also quote non-standardized performance data for a specified period by dividing the net investment income per share for that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation, net investment income will include accrued interest income plus or minus any amortized purchase discount or premium less all accrued expenses. The primary differences between the results obtained using the standardized performance measure and any non-standardized performance measure will be caused by the following factors: (1) The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value; (3) The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation always will reflect the maximum offering price per share on the last day of the period; (4) The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time the Fund's return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund's maximum public offering price, the return computed by using the Fund's maximum public offering price also will be quoted in the same piece; (5) The non-standardized return quotation may include the effective return obtained by compounding the monthly dividends.

     For the Fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

     Income calculated for the purposes of calculating the Fund's yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, the Fund's yield may not equal its distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

     Yield information may be useful in reviewing the Fund's performance and in providing a basis for comparison with other investment alternatives. However, the Fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

     Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value ("NAV") over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and the average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund. In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes to share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking the Fund's maximum sales charge into account. Excluding the Fund's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

     Charts and graphs using the Fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund's adjusted NAVs are not adjusted for sales charges, if any.

     The Fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV or
total return for a specified period.   A short-term moving average NAV is
the average of each day's adjusted closing NAV for a specified period. Moving average activity indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period the produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

     The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund ranking prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings the Fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds. From time to time, the Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Thornburg funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. Performance rankings and ratings reported periodically in financial publications such as "MONEY" magazine, "Forbes" and "BARRON's" also may be used. These performance analyses ordinarily do not take sales charges into consideration and are prepared without regard to tax consequences.

     The Fund may be compared in advertising to Certificates of Deposit ("CDs") or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, while the Fund may offer greater liquidity or higher potential returns than CDs, the Fund does not guarantee a shareholder's principal or return, and Fund shares are not FDIC insured.

     Thornburg may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs bases on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of other Thornburg mutual funds.

     Ibbotson Associates, a wholly owned subsidiary of Morningstar, Inc. ("Ibbotson"), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of differed indices.

     The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in the capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or ndices that may be developed and made available in the future, and advertising, sales literature and shareholder reports also may discuss aspects of periodic investment plans, dollar cost averaging and other techniques for investing to pay for education, retirement and other goals. In addition, the Fund may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques and the desirability of owning a particular mutual fund. The Fund may present its fund number, Quotron (trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.

     The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, the Fund may also discuss or illustrate examples of interest rate sensitivity.

     Momentum indicators show the Fund's price movements over specific periods of time. Each point on the momentum indicator represents the Fund's percentage change in price movements over that period. The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The Fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

REPRESENTATIVE PERFORMANCE INFORMATION

     No performance information is available for the Fund as of the date of this Statement of Additional Informaiton.

ADDITIONAL MATTERS RESPECTING TAXES

    The following discussion summarizes certain federal tax considerations generally affecting the Fund and shareholders. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisors with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Fund. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.

Elections by the Fund -Subchapter M
------------------------------------
     The Fund intends to elect and qualify for treatment as a regulated investment company under Subchapter M of the Code.

     If in any year the Fund fails to qualify for the treatment conferred by Subchapter M of the Code, the Fund would be taxed as a corporation on its income. Distributions to the shareholders would be treated as ordinary income to the extent of the Fund's earnings and profits, and would be treated as nontaxable returns of capital to the extent of the shareholders' respective bases in their shares. Further distributions would be treated as amounts received on a sale or exchange or property. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although the Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

Backup Withholding
------------------
     Each shareholder will be notified annually by the Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. The Fund may be required to withhold federal income tax at a rate of 28% from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish the Fund with his taxpayer identification number, (ii) the Fund is notified that the shareholder's number is incorrect, (iii) the Internal Revenue Service notifies the Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding.

     Nonresident alien individuals and foreign entities are not subject to the backup withholding noted in the preceding paragraph, but must certify their foreign status by furnishing IRS Form W-8 to their account application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. These shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Although under certain treaties residents of certain foreign countries may qualify for a reduced rate of withholding or an exemption from withholding, the Fund may not reduce any such withholding for foreign residents otherwise permitted a reduced rate of withholding or exemption.

Distributions by Investment Companies - In General
--------------------------------------------------
     Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to the Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxes as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of the Fund. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

     The Code generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions attributable to income on bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies, and passive foreign investment company are not treated as "qualified foreign corporations." Some hedging activities may cause a dividend, that would otherwise be subject to the lower tax rate applicable to a "qualifying dividend," to instead be taxed as the rate of tax applicable to ordinary income.

     Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should distributions reduce the net asset value below a shareholder's cost basis, the distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Foreign Currency Transactions
-----------------------------
     Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt obligations denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains and losses, may increase or decrease the amount of the Fund's net investment income to be distributed to its shareholders as ordinary income.

Foreign Withholding Taxes
-------------------------
     Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within sixty
(60) days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on "qualifying dividends."

     Generally, a credit for foreign taxes is subject to the limitations that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency denominated debt obligations, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than sixteen (16) days (forty-six (46) days in the case of preferred shares) during the thirty (30)-day period (ninety
(90)-day period for preferred shares)beginning fifteen (15) days (forty-five (45)-days for preferred shares) before the shares become ex-dividend. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If the Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by the Fund will be treated as United States source income.

Redemption or Other Disposition of Shares
-----------------------------------------
     Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in the Fund) within a period of sixty-one (61) days beginning thirty (30) days before and ending thirty (30) days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gains dividends received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment. This provision may be applied to successive acquisitions of stock.

     The laws of the several states and local taxing authorities vary with respect to the taxation of distributions, and shareholders are advised to consult their own tax advisors in that regard. In particular, investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different. The Fund will advise shareholders within 60 days of the end of each calendar year as to the percentage of income derived from each state in which the Fund has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns.

DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS

     When an investor or the investor's financial advisor makes an initial investment in shares of the Fund, the Transfer Agent will open an account on the books of the Fund, and the investor or financial advisor will receive a confirmation of the opening of the account. Thereafter, whenever a transaction, other than the reinvestment of interest income, takes place in the account - such as a purchase of additional shares or redemption of shares or a withdrawal of shares represented by certificates
- the investor or the financial advisor will receive a confirmation statement giving complete details of the transaction. Shareholders also will receive at least quarterly statements setting forth all distributions of income and other transactions in the account during the period and the balance of full and fractional shares. The final statement for the year will provide information for income tax purposes.

     Any distributions of investment income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be. Upon written notice to the Transfer Agent, a shareholder may elect to receive periodic distributions of net investment income in cash. Such an election will remain in effect until changed by written notice to the Transfer Agent, which change may be made at any time in the sole discretion of the shareholder.

INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENT, AND
ADMINISTRATIVE SERVICES AGREEMENT

Investment Advisory Agreement
-----------------------------
     Pursuant to an Investment Advisory Agreement in respect of the Fund, Thornburg Investment Management, Inc. ("Thornburg" or the "advisor"), 119 East Marcy Street, Santa Fe, New Mexico 87501, acts as investment advisor for, and will manage the investment and reinvestment of the assets of, the Fund in accordance with the Fund's investment objectives and policies, subject to the general supervision and control of the Trustees of Thornburg Investment Trust.

     Thornburg is paid a fee by the Fund, in the percentage amounts set forth in the table below:

Net Assets of Fund             Advisory Fee Rate
------------------             -----------------
0 to $500 million                    .75%
$500 million to $1 billion          .675%
$1 billion to $1.5 billion          .625%
$1.5 billion to $2 billion          .575%
Over $2 billion                      .50%

     The fee paid by the Fund is allocated among the different classes of shares offered by the Fund based upon the average daily net assets of each class of shares. All fees and expenses are accrued daily and deducted before payment of dividends. In addition to the fees of Thornburg, the Fund will pay all other costs and expenses of its operations. The Fund also will bear the expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, including legal fees.

     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also Director and controlling shareholder of Thornburg. In addition, various individuals who are officers of the Company or the Trust also serve as officers of Thornburg, as described below under the caption "Management."

Proxy Voting Policies
---------------------
     Thornburg is authorized by the Trust to vote proxies respecting voting securities held by the Fund. In those cases, Thornburg votes proxies in accordance with written Proxy Voting Policies and Procedures (the "Policy") adopted by Thornburg. The Policy states that the objective of voting a security is to enhance the value of the security, or to reduce potential for a decline in the security's value. The Policy prescribes procedures for assembling voting information and applying the informed expertise and judgment of Thornburg on a timely basis in pursuit of this voting objective.

     The Policy also prescribes a procedure for voting proxies when a vote presents a conflict between the interests of the Fund and Thornburg. If the vote relates to the election of a director in an uncontested election or ratification or selection of independent accountants, the investment advisor will vote the proxy in accordance with the recommendation of any proxy voting service engaged by Thornburg. If no such recommendation is available, or if the vote involves other matters, Thornburg will refer the vote to the Trust's audit committee for direction on the vote or a consent to vote on Thornburg's recommendation.

     The Policy authorizes Thornburg to utilize various sources of information in considering votes, including the engagement of service providers who provide analysis and information on the subjects of votes and who may recommend voting positions. Thornburg may or may not accept these recommendations. Thornburg may decline to vote in various situations, including cases where an issue is not relevant to the Policy's voting objective or where it is not possible to ascertain what effect a vote may have on the value of an investment. Thornburg may not be able to vote proxies in cases where proxy voting materials are not delivered to Thornburg in sufficient time for evaluation and voting.

     Information respecting the voting of proxies relating to specific securities of the Fund is available on the Thornburg website
(www.Thornburg.com).

Administrative Services Agreements
----------------------------------
     Administrative services are provided to each class of shares issued by the Fund under an Administrative Services Agreement which requires the delivery of administrative functions necessary for the maintenance of the shareholders of the class, supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of regulatory compliance and legal affairs, review and administration of functions delivered by outside service providers to or for shareholders, and other related or similar functions as may from time to time be agreed. The Administrative Services Agreement specific to the Fund's Institutional Class shares provides that the class will pay a fee calculated at an annual percentage of .05% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. Services are currently provided under these agreements by Thornburg.

     The agreements applicable to each class may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically upon assignment. Termination will not affect the service provider's right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.

SERVICE PLAN

     The Fund has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the 1940 Act ("Service Plan") which is applicable to Institutional Class shares of the Fund. The Plan permits the Fund to pay to Thornburg (in addition to the management and administration fees and reimbursements described above) an annual amount not exceeding .25 of 1% of the Fund's Institutional Class assets to reimburse Thornburg for specific expenses incurred by it in connection with certain shareholder services and the distribution of the Fund's shares to investors. Thornburg may, but is not required to, expend additional amounts from its own resources in excess of the currently reimbursable amount of expenses. Reimbursable expenses include the payment of amounts, including incentive compensation, to securities dealers and other financial institutions, including banks (to the extent permissible under federal banking laws), for administration and shareholder services, and in connection with the distribution of Institutional Class shares. The nature and scope of services provided by dealers and other entities likely will vary from entity to entity, but may include, among other things, processing new account applications, preparing and transmitting to the Transfer Agent information respecting shareholder account transactions, and serving as a source of information to customers concerning the Fund and transactions with the Fund. Thornburg has no current intention to request or receive any reimbursement under the Service Plan applicable to the Institutional Class shares of the Fund. The Service Plan does not provide for accrued but unpaid reimbursements to be carried over and paid to Thornburg in later years.

PORTFOLIO TRANSACTIONS

     All orders for the purchase or sale of portfolio securities are placed on behalf of the Fund by the Fund's investment advisor, Thornburg Investment Management, Inc. (Thornburg) pursuant to its authority under the Fund's investment advisory agreement. Thornburg also is responsible for the placement of transaction orders for other clients for whom it acts as investment advisor.

     Thornburg, in effecting purchases and sales of fixed income securities for the account of the Fund, places orders in such a manner as, in the opinion of Thornburg, offers the best available price and most favorable execution of each transaction. Portfolio securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

     Similarly, Thornburg places orders for transactions in equity securities for the Fund in such a manner as, in the opinion of Thornburg, will offer the best available price and most favorable execution of these transactions. In selecting broker dealers, subject to applicable legal requirements, Thornburg considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions; and arrangements for payment of Fund expenses. Generally commissions for foreign investments traded will be higher than for U.S. investments and may not be subject to negotiation.

     Thornburg may execute the Fund's portfolio transactions with broker-dealers who provide research and brokerage services to Thornburg. Such services may include, but are not limited to, provision of market information relating to the security, economy, industries or specific companies; order execution systems; technical and quantitative information about the markets; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services include information and analysis provided electronically through online facilities. The receipt of research from broker-dealers who execute transactions on behalf of the Fund may be useful to Thornburg in rendering investment management services to the Fund. The receipt of such research may not reduce Thornburg's normal independent research activities; however, it may enable Thornburg to avoid the additional expenses that could be incurred if Thornburg tried to develop comparable information through its own efforts.

     Thornburg may pay, or be deemed to pay, to broker-dealers who provide research and brokerage services to Thornburg, commission rates higher than might otherwise be obtainable from other broker-dealers. Thornburg does not attempt to assign a specific dollar value to the research provided in connection with trades for client accounts or to allocate the relative cost or benefit of research or brokerage services. The research and brokerage services may benefit client accounts other than the specific client account(s) for which a trade is effected, and some or all of the research or brokerage services received with respect to a specific trade may not be used in connection with the account(s) for which the trade was executed. Some of the described services may be available for purchase by Thornburg on a cash basis.

     It is Thornburg's policy, in circumstances where Thornburg receives research or brokerage services from a broker-dealer, to determine in accordance with federal securities laws that: (i) the research or brokerage services are "brokerage or research services" as that term is defined in Section 28(e) of the Securities and Exchange Act of 1934, as amended; (ii) the services provide lawful and appropriate assistance in the performance of Thornburg's investment management decisions; and (iii) the commissions paid are reasonable in relation to the value of the research or brokerage services provided. In circumstances where Thornburg determines that it has received research or brokerage services that fulfill the requirements under Thornburg's policy, Thornburg determines the portion of non-qualifying products or services and pays for those products or services from its own resources.

     Thornburg may use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Fund to the extent permitted by law. Thornburg may use research services provided by and place agency transactions with Thornburg Securities Corporation ("TSC") if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Thornburg may allocate brokerage transactions to broker-dealers who have entered into arrangements with Thornburg under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     Thornburg reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Fund. Subject to applicable laws and regulations, Thornburg will attempt to allocate equitably portfolio transactions among the Fund and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by the Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and the other clients, the size and nature of investment positions then held by the Fund and the other clients, and the strategy, timing and restrictions applicable respectively to the Fund and the other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Fund's Trustees that the benefits available from Thornburg's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

DISCLOSURE OF PORTFOLIO SECURITIES HOLDING INFORMATION

     The Trustees have adopted policies and procedures respecting and limiting the circumstances under which information respecting the Fund's current portfolio holdings information may be disclosed to persons not associated with the Fund, Thornburg, or the Distributor. The objective in adopting these policies and procedures is to reduce the exposure of the Fund and its shareholders to harm resulting from trading of Fund shares by persons in possession of material nonpublic information respecting the Fund's portfolio holdings. These policies and procedures are intended to operate in conjunction with Thornburg's policies prohibiting securities transactions using nonpublic "insider" information. Neither the Fund nor Thornburg nor any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about the Fund's portfolio holdings.

Selective Disclosure of Nonpublic Holdings Information
------------------------------------------------------

     Disclosure of nonpublic information respecting current Fund portfolio holdings information is generally prohibited. However, this information may be disclosed to specified persons under circumstances where Thornburg determines that it is necessary or desirable to do so. Accordingly, information may be disclosed on an as needed basis to persons who provide services to the Fund such as accountants, legal counsel, custodians, securities pricing agents who value Fund assets, financial consultants to the Fund or investment advisor, mutual fund analysts, broker dealers who perform portfolio trades for the Fund, and certain other persons. Unless otherwise noted in the table below, there will typically be no lag time between the date of the information and the date on which the information is disclosed. The policy permits disclosures to be made to persons not otherwise specified in the policy with the approval of Thornburg's president (under specified limitations), the Trustees or the Trustees' Governance and Nominating Committee.

     As of the date of this Statement of Additional Information, Thornburg has ongoing arrangements to disclose the Fund's nonpublic portfolio holdings information to the following persons:

                                                         Time Lag Between
                                                       Date of Information
Name of Recipient            Frequency              and Date of Disclosure
-----------------            ---------              ----------------------
PricewaterhouseCoopers LLP   Annually and as        One month or less,
                             necessary in           depending on the date
                             connection with the    of request
                             audit services it
                             provides to the
                             Fund

Institutional Shareholder
Services, Inc.               Daily                          None

State Street Bank and
Trust                        Daily                          None

Reuters                      Daily                          None

FT Interactive Data          Daily                          None

FactSet                      Daily                          None

Standard & Poor's/J.J.
Kenny Co.                    Daily                          None

Bear Stearns Pricing
Direct Inc.                  Daily                          None

GCOM Solutions               Monthly                 One month or less
                                                     depending on the date
                                                     of request

Electra Information
Systems, Inc.                Daily                          None

OMGEO LLC                    Daily                          None


Making Holdings Information Publicly Available
----------------------------------------------
     The policy and procedures provides for periodic public disclosure of portfolio holdings information, as follows:

     Disclosure of portfolio holdings of the Fund on a publicly available website maintained by the Trust or Thornburg. In practice, the Trust will typically display the Fund's portfolio holdings information approximately 30 days after the end of the calendar month for which the information is displayed (e.g. June 30 information will be displayed on July 31), except that portfolio hedging information is typically displayed on a quarterly basis.

     Disclosure of portfolio holdings in publicly available reports and filings filed with the Securities and Exchange Commission on its Electronic Data Gathering, Analysis and Retrieval System (EDGAR).

     Disclosure of portfolio holdings of the Fund in reports and communications mailed and otherwise disseminated to shareholders of the Fund in accordance with the 1940 Act or any regulation thereunder.

     Corrective disclosure by making portfolio holdings information available in any case where it becomes apparent nonpublic information has been disclosed other than in accordance with these policies and procedures.

     Portfolio holdings information made publicly available in accordance with this section is no longer nonpublic information subject to the disclosure restrictions in the policies and procedures.

MANAGEMENT

     The Fund, together with Thornburg Limited Term Municipal Fund, Thornburg California Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, Thornburg Investment Income Builder Fund, Thornburg Global Opportunities Fund and Thornburg International Growth Fund are separate "series" or investment portfolios of Thornburg Investment Trust, a Massachusetts business trust (the "Trust"). The general supervision of these Funds, including the general supervision of Thornburg's performance of its duties under the Investment Advisory Agreements and Administrative Services Agreements applicable to these Funds, is the responsibility of the Trust's Trustees. There are eight Trustees, two of whom are "interested persons" (as the term "interested" is defined in the 1940 Act) and six of whom are not interested persons. The names of Trustees and executive officers and their principal occupations and affiliations during the past five years are set forth below.



Interested Trustees
-------------------

Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director
                               Time                                       Overseen
                               Served                                     by
                                                                          Director(2)
-------------------------------------------------------------------------------------------------
Garrett           Chairman     Trustee     Chairman and controlling       Fourteen    Director of
Thornburg, 62     of Trustees  Since       shareholder of Thornburg                   Thornburg
                  (3)          1987 (4)    Investment Management, Inc.                Mortgage,
                                           (investment advisor) and                   Inc. (real
                                           Thornburg Securities                       estate
                                           Corporation (securities                    investment
                                           dealer); Chairman of Thornburg             trust)
                                           Limited Term Municipal Fund, Inc.
                                           (registered investment company)
                                           to 2004; CEO and Chairman
                                           of Thornburg Mortgage, Inc.
                                           (real estate investment
                                           trust); Chairman
                                           of Thornburg Mortgage
                                           Advisory Corporation (investment
                                           manager to Thornburg
                                           Mortgage, Inc.).

Brian J. McMahon, Trustee,     Trustee     CEO, President, Managing       Fourteen      None
52                President,   Since       Director, Chief Investment
                  Member of    2001;       Officer & Co-Portfolio Manager
                  Governance   President   of Thornburg Investment
                  & Nominating Since 1997; Management, Inc.; President
                  Committee    (4)(6)      of Thornburg Limited Term
                  (5)                      Municipal Fund, Inc. to 2004






Independent Trustees
--------------------

Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director
                               Time                                       Overseen
                               Served                                     by
                                                                          Director(2)
---------------------------------------------------------------------------------------------------
David A. Ater,   Trustee,      Trustee     Principal in Ater &            Fourteen      Director of
62               Member of     Since       Associates, Santa Fe, New                    Thornburg
                 Audit         1994 (4)    Mexico (developer, planner                   Mortgage,
                 Committee and             and broker of residential and                Inc.(real
                 Governance &              commercial real estate) owner,               estate
                 Nominating                developer and broker for                     investment
                 Committee                 various real estate projects.                trust)

David D.         Trustee,      Trustee     Chairman, President, CEO and   Fourteen      None
Chase, 66        Chairman of   Since       Managing Member of Vestor
                 Audit         2000 (4)    Associates, LLC, the general
                 Committee                 partner of Vestor Partners, LP,
                                           Santa Fe, NM (private entity
                                           fund); Chairman and CEO of Vestor
                                           Holdings, Inc., Santa Fe, NM
                                           (merchant bank).

Eliot R.         Trustee,      Trustee     Partner, Akin, Gump, Strauss,   Fourteen     Director of
Cutler, 61       Chairman of   Since       Hauer & Feld, LLP, Washington,               Thornburg
                 Governance    2004 (4)    D.C. (law firm)                              Mortgage, Inc.
                 & Nominating                                                           (real estate
                 Committee                                                              investment
                                                                                        trust)

Susan H.         Trustee,      Trustee     President of Dubin              Fourteen     None
Dubin, 59        Member of     Since       Investment, Ltd., Greenwich,
                 Audit         2004 (4)    Connecticut (private investment
                 Committee                 fund); Director and officer
                                           of various charitable
                                           organizations.

Owen D.          Trustee,      Trustee     President of Dirks, Van         Fourteen     None
Van Essen,       Member of     Since       Essen & Murray, Santa Fe
54               Governance    2004 (4)    New Mexico (newspaper mergers
                 & Nominating             and acquisitions).
                 Committee

James W.         Trustee,      Trustee     Real estate broker, Santa Fe    Fourteen     None
Weyhrauch, 48    Member of     Since       Properties, Santa Fe,
                 Audit         1996 (4)    NM (since 2004); President &
                 Committee                 CEO from 1997-2004 & Vice
                                           Chairman, 2004 to date, Nambe
                                           Mills, Inc., Santa Fe, NM
                                           (manufacturer).

Officers of the Fund (who are not Trustees) (7)
-----------------------------------------------

Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director
                               Time                                       Overseen
                               Served                                     by
                                                                          Director(2)
-------------------------------------------------------------------------------------------------

George T.        Vice          Vice        Co-Portfolio Manager, Vice     Not           Not
Strickland, 44   President     President   President and Managing         applicable    applicable
                               Since       Director of Thornburg
                               1996 (6)    Investment Management, Inc.;
                                           Vice President (to 2004) and
                                           Treasurer (to 2004) of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc.

William V.        Vice         Vice        Portfolio Manager,Co-          Not         Not
Fries, 68         President    President   Portfolio Manager, Vice        applicable  applicable
                               Since 1995  President and Managing
                               (6)         Director of Thornburg
                                           Investment Management, Inc.


Leigh Moiola,    Vice          Vice        Vice President and Managing    Not           Not
40               President     President   Director of Thornburg          applicable    applicable
                               Since 2001  Investment Management,
                               (6)         Inc.; Vice President of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc. to
                                           2004.

Kenneth          Vice          Vice        Vice President & Managing      Not         Not
Ziesenheim, 53   President     President   Director of Thornburg          applicable  applicable
                               Since 1995  Investment Management, Inc.;
                               (6)         President of Thornburg
                                           Securities Corporation;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. to 2004.

Alexander        Vice          Vice        Portfolio Manager, Vice        Not         Not
Motola, 37       President     President   President, and Managing        applicable  applicable
                               Since 2001  Director of Thornburg
                               (6)         Investment Management, Inc.

Wendy Trevisani,  Vice         Vice        Co-Portfolio Manager           Not           Not
36                President    President   since 2006, Managing Director  applicable    applicable
                               Since 1999  since 2004, Vice President
                               (6)         and Associate Portfolio
                                           Manager of Thornburg Investment
                                           Management, Inc.

Joshua Gonze,     Vice         Vice        Co-Portfolio Manager since   Not           Not
44                President    President   2007, Managing Director      applicable    applicable
                               Since 1999  since 2004, Associate
                               (6)         Portfolio Manager and Vice
                                           President of Thornburg
                                           Investment Management, Inc.;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. to 2004

Brad Kinkelaar,   Vice         Vice        Co-Portfolio Manager since     Not           Not
39                President    President   2002, Managing Director        applicable    applicable
                               Since 1999  since 2004, Vice President
                               (6)         of Thornburg Investment
                                           Management, Inc.

Christopher       Vice         Vice        Co-Portfolio Manager since      Not          Not
Ihlefeld, 37      President    President   2007, Managing Director since   applicable   applicable
                               Since 2003  2006, and Associate Portfolio
                               (4)         Manager and Vice President
                                           since 2002 of Thornburg
                                           Investment Management, Inc.;
                                           Vice President of Limited Term
                                           Municipal Fund, Inc., 2003-2004

Leon              Vice         Vice        Managing Director since 2007    Not          Not
Sandersfeld, 41   President    President   and Associate since 2002 of     applicable   applicable
                               Since 2003  Thornburg Investment Management,
                               (4)         Inc.; Senior Staff Accountant,
                                           Farm Bureau Life Insurance
                                           Company to 2002.

Sasha Wilcoxon,   Vice         Vice        Managing Director and          Not           Not
33                President;   President   Secretary since 2007,          applicable    applicable
                  Secretary    Since 2003  Associate, Mutual
                               Secretary   Fund Support Service
                               since 2007  Department Manager since
                               (6)         2002, and Associate of Thornburg
                                           Investment Management, Inc.


Ed Maran,         Vice         Vice        Co-Portfolio Manager since      Not          Not
49                President    President   2006, Vice President and        Applicable   Applicable
                               Since       Managing Director since 2005,
                               2004        and Associate Portfolio
                                           Manager since 2002 of Thornburg
                                           Investment Management, Inc.

Vinson            Vice         Vice        Co-Portfolio Manager since      Not          Not
Walden, 37        President    President   2006, Vice President and        Applicable   Applicable
                               Since       Managing Director since 2005,
                               2004        and Associate Portfolio
                                           Manager since 2002 of Thornburg
                                           Investment Management, Inc.,

Van              Vice         Vice         Associate of Thornburg          Not           Not
Billops, 41      President    President    Investment Management, Inc.     Applicable    Applicable
                              Since 2006

Thomas          Vice          Vice         Vice President and Managing     Not           Not
Garcia, 35      President     President    Director since 2004 and         Applicable    Applicable
                              since 2006   Associate Portfolio Manager
                                           of Thornburg Investment
                                           Management, Inc.

Lei             Vice          Vice         Co-Portfolio Manager and        Not           Not
Wang, 36        President     President    Managing Director since 2006,   Applicable    Applicable
                              since 2006   and Associate Portfolio
                                           Manager since 2004 of Thornburg
                                           Investment Management, Inc.;
                                           Associate, Enso Capital
                                           Management, LLC 2002-2004.

Connor            Vice        Vice         Co-Portfolio Manager and        Not            Not
Browne, 28        President   President    Managing Director since         Applicable     Applicable
                              since 2006   2006, and Associate
                                           Portfolio Manager of
                                           Thornburg Investment
                                           Investment Management, Inc.

Jason             Vice        Vice         Co-Portfolio Manager since      Not            Not
Brady, 33         President   President    2006 and Managing Director      Applicable     Applicable
                              since 2007   since 2007 of Thornburg
                                           Investment Management, Inc.;
                                           Portfolio Manager, Fortis
                                           Investments 2005-2006;
                                           Associate, Fidelity Investments
                                           2003-2004; Associate, Lehman
                                           Brothers to 2002.

Lewis              Vice        Vice        Co-Portfolio Manager and        Not           Not
Kaufman, 32        President   President   Managing Director since 2007,   Applicable    Applicable
                                           and Associate Portfolio Manager
                                           since 2005 of Thornburg Investment
                                           Management, Inc.; Associate,
                                           Citigroup, 2003-2004.

(1)     Each person's address is 119 East Marcy Street, Santa Fe, New Mexico 87501.
(2)     The Trust is organized as a Massachusetts business trust, and currently comprises a complex of 14 separate investment "Funds" or "series."
        Thornburg Investment Management, Inc. is the investment advisor to, and manages, the 14 Funds of the Trust.  Each Trustee oversees the 14 Funds of the Trust.
(3)     Mr. Thornburg is considered an "interested" Trustee under the Investment
        Company Act of 1940 because he is a director and controlling shareholder of Thornburg Investment Management, Inc. the investment advisor to the 14 active Funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor of shares of the Trust.
(4)     Each Trustee serves in office until the election and qualification of a successor.
(5)     Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg Investment Management, Inc.
(6)     The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.
(7)     Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.


Committees of the Trustees
--------------------------
     The Trustees have an Audit Committee, which is comprised of four Trustees who are not interested persons, David D. Chase (chairman), David
A. Ater, Susan H. Dubin and James W. Weyhrauch. The Audit Committee discharges its duties in accordance with an Audit Committee Charter, which provides that the committee will (i) evaluate performance of the Trust's auditors, (ii) review planning, scope and staffing of audits, (iii) review results of audits with the auditors, (iv) receive and review reports from auditors respecting auditor independence, and (v) require the Trust's legal counsel to report to the committee any matter which may have a significant effect on any of the Trust's financial statements. The Audit Committee is responsible for the selection of the Fund's independent registered public accounting firm which audits the annual financial statements of the Fund. The Audit Committee evaluates the independence of the independent registered public accounting firm based on information provided by the accounting firm and the investment advisor, and meets with representatives of the independent registered public accounting firm and the investment advisor to discuss, consider and review matters related to the Fund's accounting and financial reports. The committee held five meetings in the Trust's fiscal year ended September 30, 2007.

     The Trustees have a Governance and Nominating Committee, which is comprised of four Trustees, Eliot R. Cutler (chairman), David A. Ater, Brian J. McMahon and Owen D. Van Essen. Mr. Cutler, Mr. Ater and Mr. Van Essen are not interested persons. Mr. McMahon is an interested person because he is president of the Fund's investment advisor, but is prohibited from participating in the selection or nomination of individuals to serve as independent Trustees of the Trust. The committee discharges its duties in accordance with a Governance and Nominating Committee Charter, which provides that the committee will (i) conduct evaluations of the performance of the Trustees, the Audit Committee and the Governance and Nominating Committee in accordance with the Trust's Corporate Governance Procedures and Guidelines (the "Governance Procedures"), (ii) select and nominate individuals for election as Trustees of the Trust who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and (iii) perform the additional functions specified in the Governance procedures and such other functions assigned by the Trustees to the committee from time to time. The committee is authorized to consider for nomination as candidates to serve as Trustees individuals recommended by shareholders in accordance with the Trust's Procedure for Shareholder Communications to Trustees. The committee was, until December 5, 2004, charged primarily with nomination responsibilities, and was reconstituted on that date as the Governance and Nominating Committee. The committee held two meetings in the Trust's fiscal year ended September 30, 2007.

Compensation of Trustees
------------------------
     The officers and Trustees affiliated with Thornburg serve without any compensation from the Trust. The Trust currently compensates each Trustee who is not an interested person of the Trust at an annual rate of $36,000 payable quarterly. In addition, each Trustee is compensated $2,500 for each meeting or independent session of independent Trustees attended by the Trustee in person or by telephone; except that the meeting compensation is $1,000 for each meeting or session attended by telephone after the first meeting or session attended by telephone in any calendar year. General meetings of Trustees on two successive days are considered one meeting for this purpose, and an independent session of independent Trustees similarly is not considered a separate meeting for this purpose if held within one day before or after any general meeting of Trustees or independent session of independent Trustees.

     The Trust compensates each member of the Audit Committee and the Governance and Nominating Committee $1,000 for each committee meeting attended. The Trust pays the chairman of each committee an additional annual compensation of $2,000, payable quarterly. The Trust reimburses each Trustee for travel and out-of-pocket expenses incurred by the Trustee in connection with attending meetings. The Trust does not pay retirement or pension benefits.

     The Trust paid fees to the Trustees during the year ended September 30, 2007 as follows:

                         Pension or
                         Retirement      Estimated      Total
           Aggregate     Benefits        Annual         Compensation
           Compensation  Accrued as      Benefits       from Trust and
Name of    from          Part of         Upon           Fund Complex
Trustee    Trust         Fund Expenses   Retirement     Paid to Trustee
--------   ------------  -------------   -------------  ---------------
Garrett
Thornburg       0             0                0              0

David A.
Ater          $54,500         0                0             $54,500

David D.
Chase         $52,000         0                0             $52,000

Eliot R.
Cutler        $50,000         0                0             $50,000

Susan H.
Dubin         $50,000         0                0             $50,000

Brian J.
McMahon         0             0                0              0

Owen D.
Van Essen     $50,500                                        $50,500

James W.
Weyhrauch     $50,000         0                0             $50,000



Certain Ownership Interests of Trustees
---------------------------------------
Column (2) of the following table shows the dollar range of the shares owned beneficially by each Trustee in each Fund as of December 31, 2006.

                                                                       Aggregate
                                                                       Dollar Range
                                                                       of Securities
                                                 Dollar Range          in all Funds
                                                 of Securities         of the Trust
Name of Trustee     Name of Fund                 in each Fund          as of 12/31/06
---------------     ----------------             -------------         -------------

Garrett Thornburg   Thornburg New Mexico         over $100,000
                    Intermediate Municipal
                    Fund

                    Thornburg Value Fund         over $100,000

                    Thornburg International      over $100,000
                    Value Fund

                    Thornburg Core Growth        over $100,000
                    Fund

                    Thornburg Investment         over $100,000
                    Income Builder Fund

                    Thornburg Global             over $100,000
                    Opportunities Fund
                                                                        over $100,000

Brian J. McMahon    Thornburg Limited Term       over $100,000
                    Municipal Fund

                    Thornburg Intermediate       over $100,000
                    Municipal Fund

                    Thornburg New Mexico         over $100,000
                    Intermediate Municipal
                    Fund

                    Thornburg Value Fund         over $100,000

                    Thornburg International      over $100,000
                    Value Fund

                    Thornburg Core Growth        over $100,000
                    Fund

                    Thornburg Investment         over $100,000
                    Income Builder Fund

                    Thornburg Global             over $100,000
                    Opportunities Fund
                                                                        over $100,000

David A. Ater       Thornburg Value Fund         over $100,000

                    Thornburg International      over $100,000
                    Value Fund

                    Thornburg Core Growth        over $100,000
                    Fund

                    Thornburg Global             over $100,000
                    Opportunities Fund
                                                                        over $100,000

David D. Chase      Thornburg International      $1 - $10,000
                    Value Fund

                    Thornburg Core Growth        $1 - $10,000
                    Fund
                                                                        $1 - $10,000

Eliot R. Cutler     Thornburg Limited Term       $1 - $10,000
                    Municipal Fund

                    Thornburg International      over $100,000
                    Value Fund

                    Thornburg Growth Fund        $50,001 - $100,000

                    Thornburg Investment         $10,001 - $50,000
                    Income Builder Fund

                    Thornburg Global             $10,001 - $50,000
                    Opportunities Fund
                                                                        over $100,000

Susan H. Dubin      Thornburg International      $10,001 - $50,000
                    Value Fund

                    Thornburg Global             $10,001 - $50,000
                    Opportunities Fund

                    Thornburg Core Growth        $10,001 - $50,000
                    Fund
                                                                     $50,001 - $100,000

Owen Van Essen      Thornburg New Mexico         over $100,000
                    Intermediate Municipal Fund

                    Thornburg Limited Term       over $100,000
                    U.S. Government Fund

                    Thornburg Value Fund         over $100,000

                    Thornburg International
                    Value Fund                   over $100,000

                    Thornburg Investment         over $100,000
                    Income Builder Fund

                    Thornburg Global
                    Opportunities Fund           over $100,000

                    Thornburg Core Growth        $1 - $10,000
                    Fund
                                                                       over $100,000

James W.            Thornburg Value Fund         $50,001 - $100,000
Weyhrauch
                    Thornburg International      $10,001 - $50,000
                    Value Fund

                    Thornburg Core Growth        $50,001 - $100,000
                    Fund

                    Thornburg Investment         $50,001 - $100,000
                    Income Builder Fund

                    Thornburg Global             $10,001 - $50,000
                    Opportunities Fund
                                                                       over $100,000



Personal Securities Transactions of Personnel
---------------------------------------------
     The Trust, the investment advisor to the Trust, and the distributor for the Company and the Trust, each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. Specified personnel of the Trust, investment advisor and distributor, including individuals engaged in investment management activities and others are permitted under the codes of make personal investments in securities, including securities that may be purchased or held by the Fund. Certain investments are prohibited or restricted as to timing, and personnel subject to the codes must report their investment activities to a compliance officer.

INFORMATION ABOUT PORTFOLIO MANAGERS

     Displayed below is additional information about the portfolio managers identified in the Prospectus.

Portfolio Manager Compensation
------------------------------
     The compensation of each portfolio and co-portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. Each manager currently named in the Prospectus also owns equity shares in the investment advisor, Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the manager and all other expenses related to supporting the accounts managed by the manager, including the Trust; multiple year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; single year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; the degree of sensitivity of the manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the manager's compensation with respect to the Trust and other accounts managed by the manager, except that certain accounts managed by the manager may have no income or capital gains tax considerations. To the extent that the manager realizes benefits from capital appreciation and dividends paid to shareholders of Thornburg, such benefits accrue from the overall financial performance of Thornburg.

Conflicts of Interest
---------------------
     Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio or co-portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the manager's management of the Fund's investments and the manager's management of other accounts. These conflicts could include:

     - Allocating a favorable investment opportunity to one account but not another.

     - Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.

     - Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.

     - Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

     The Trust's investment advisor, Thornburg, has informed the Trust that it has considered the likelihood that any material conflicts of interest could arise between a manager's management of the Fund's investments and the manager's management of other accounts. Thornburg has also informed the Trust that it has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

Accounts Managed By Portfolio Managers
--------------------------------------

Set out below for each of the co-portfolio managers named in the Prospectus is information respecting the accounts managed by the manager. The information presented is current as of September 30, 2007. The information includes the Fund or Funds as to which each individual is a portfolio or co-portfolio manager. Except as noted below, as of September 30, 2007, the advisory fee for each of the accounts was not based on the investment performance of the account.

George T. Strickland
--------------------
Registered Investment Companies:  Accounts:  5    Assets: $1,946,756,696
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts: 243   Assets: $831,310,529

Jason Brady
-----------
Registered Investment Companies:  Accounts:  4    Assets: $4,465,166,992
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts:  40   Assets: $155,712,663

Portfolio Managers' Ownership of Shares in the Fund
---------------------------------------------------

Displayed below for each of the co-portfolio managers named in the Prospectus is the dollar range of the individual's beneficial ownership of shares in the Fund or Funds as to which the individual is a manager. The information presented is current as of September 30, 2007. In each case, the dollar range listed may include shares owned by the portfolio or co-portfolio manager through the manager's self-directed account in Thornburg's retirement plan. In addition to the holdings noted below, each of the co-portfolio managers is a participant in Thornburg's profit sharing plan, which invests in shares of the Fund.

George T. Strickland
--------------------
Limited Term National Fund     $50,001 - $100,000
Intermediate National Fund     $50,001 - $100,000
Limited Term California Fund         None
Intermediate New Mexico Fund   $100,001 - $500,000
Intermediate New York Fund           None

Jason Brady
-----------
Government Fund                      None
Income Fund                          None
Income Builder Fund                  None

NET ASSET VALUE

     The Fund will calculate its net asset value at least once daily on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Fund. Net asset value will not be calculated on New Year's Day, Washington's Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday. Under the 1940 Act, net asset value must be computed at least once daily on each day (i) in which there is a sufficient degree of trading in the Fund's portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.

DISTRIBUTOR

     Pursuant to a Distribution Agreement with Thornburg Investment Trust, Thornburg Securities Corporation ("TSC") acts as principal underwriter of the Fund as well as of Thornburg Limited Term Municipal Fund, Thornburg California Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, Thornburg Investment Income Builder Fund, Thornburg Global Opportunities Fund and Thornburg International Growth Fund.

     The Fund does not bear selling expenses except (i) those involved in registering its shares with the Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities, and (ii) expenses paid under the Service Plans and Distribution Plans which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreements, except that termination other than upon assignment requires six months' notice.

     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also Director and controlling stockholder of TSC.

ADDITIONAL INFORMATION RESPECTING PURCHASE AND REDEMPTION OF SHARES

     To the extent consistent with state and federal law, the Fund may make payments of the redemption price either in cash or in kind. The Fund has elected to pay in cash all requests for redemption by any shareholder. The Fund may, however, limit such cash in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

BUSINESS CONTINUITY PLAN

     Thornburg and TSC have each adopted a business continuity plan that seeks to anticipate significant business disruptions to its operations, including disruptions to the securities markets due to terrorist attack. In accordance with this plan, TSC and Thornburg have each identified and made provision to recover all the critical systems required to protect its customers in the event of a significant business disruption.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, is the independent registered public accounting firm for the Fund.